UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Short Term Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	16

Statement of Operations	18

Statement of Changes in Net Assets	19

Financial Highlights	21

Notes to Financial Statements	30

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Short Term Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		I	R
Inception	10/02/92		06/07/93		10/02/92		09/27/10	09/27/10
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	0.44	–0.56	0.18	–2.81	0.31	–0.68	0.57	0.40
1-year	0.91	–0.09	0.27	–2.69	0.63	–0.36	1.28	0.75
5-year	3.83	3.61	3.08	3.08	3.51	3.51	n/a	n/a
10-year/Life	3.26	3.16	2.50	2.50	2.76	2.76	1.29	0.77

Average annual total return as of 09/30/11 (%)

Share class	R4	W	Y	Z
Inception	03/07/11	09/27/10	07/15/09	09/30/92
Sales charge	without	without	without	without
6-month (cumulative)	0.48	0.56	0.59	0.64
1-year	n/a	1.02	1.19	1.24
5-year	n/a	n/a	4.10	4.10
10-year/Life	0.55	1.03	3.51	3.52

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class Y, Class R4 and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee and Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class I, Class R, Class R4, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class I, Class R and Class W shares were initially offered on September 27, 2010. R4 shares were initially offered on March 7, 2011.

1The Barclays Capital 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month return as of 09/30/11

+0.44%

Class A shares (without sales charge)

+1.16%

Barclays Capital 1-3 Year Government/Credit Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	9.89
Class B	9.89
Class C	9.88
Class I	9.88
Class R	9.90
Class R4	9.87
Class W	9.90
Class Y	9.87
Class Z	9.88

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.09
Class B	0.06
Class C	0.08
Class I	0.11
Class R	0.08
Class R4	0.10
Class W	0.10
Class Y	0.11
Class Z	0.10

Portfolio Breakdown(a)

as of 09/30/11 (%)
Asset-Backed Securities—Agency	0.0	*
Asset-Backed Securities—Non-Agency	15.9
Commercial Mortgage-Backed Securities—Agency	5.8
Commercial Mortgage-Backed Securities—Non-Agency	5.4
Corporate Bonds & Notes	30.2
Foreign Government Obligations	2.0
Inflation-Indexed Bonds	0.9
Municipal Bonds	0.5
Residential Mortgage-Backed Securities—Agency	25.2
Residential Mortgage-Backed Securities—Non-Agency	1.8
U.S. Government & Agency Obligations	2.0
U.S. Treasury Obligations	5.7
Other(b)	4.6

*  Round to less than 0.1%

(a)Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(b)Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia Short Term Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.40	1,021.65	3.36	3.39	0.67
Class B	1,000.00	1,000.00	1,001.80	1,018.15	6.96	7.01	1.39
Class C	1,000.00	1,000.00	1,003.10	1,020.40	4.61	4.65	0.92
Class I	1,000.00	1,000.00	1,005.70	1,022.80	2.21	2.23	0.44
Class R	1,000.00	1,000.00	1,004.00	1,020.65	4.36	4.39	0.87
Class R4	1,000.00	1,000.00	1,004.80	1,021.45	3.56	4.40	0.71
Class W	1,000.00	1,000.00	1,005.60	1,021.80	3.21	3.23	0.64
Class Y	1,000.00	1,000.00	1,005.90	1,022.80	2.21	2.23	0.44
Class Z	1,000.00	1,000.00	1,006.40	1,022.55	2.46	2.48	0.49

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 31.2%
Banking 10.5%
ANZ National International Ltd. Senior Unsecured(a)(b)(c)
12/20/13	1.351%	$10,000,000	$9,942,210
Abbey National Treasury Services PLC(a) Bank Guaranteed
04/25/14	2.875%	745,000	702,027
Abbey National Treasury Services PLC(a)(b) Bank Guaranteed
04/25/14	1.832%	1,545,000	1,472,057
BB&T Corp. Senior Unsecured(b)
04/28/14	0.953%	10,237,000	10,166,805
BNP Paribas SA Bank Guaranteed(a)(b)
01/10/14	1.146%	14,830,000	13,985,077
Bank of Montreal Senior Unsecured(a)(b)
04/29/14	0.723%	8,195,000	8,190,304
Bank of New York Mellon Corp. (The) Senior Notes(b)
07/28/14	0.523%	11,000,000	10,901,220
Barclays Bank PLC Senior Unsecured(a)
04/07/15	3.900%	11,325,000	11,125,567
Canadian Imperial Bank of Commerce Senior Unsecured(a)
09/13/13	1.450%	2,000,000	2,010,909
Capital One Financial Corp. Senior Unsecured(b)
07/15/14	1.400%	13,085,000	13,038,287
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	19,100,000	19,054,561
Commonwealth Bank of Australia Senior Unsecured(a)(c)
10/15/14	3.750%	11,000,000	11,425,238
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)
01/10/14	1.850%	14,500,000	14,659,703
Goldman Sachs Group, Inc. (The) Senior Unsecured
08/01/15	3.700%	17,000,000	16,644,394
HSBC Bank PLC Senior Unsecured(a)(b)(c)
01/17/14	1.050%	14,250,000	14,378,507
ING Bank NV Senior Unsecured(a)(b)(c)
06/09/14	1.737%	15,300,000	15,039,563
JPMorgan Chase & Co. Senior Notes(b)
01/24/14	1.053%	18,300,000	18,097,144
KeyCorp Senior Unsecured
08/13/15	3.750%	10,000,000	10,177,967
Lloyds TSB Bank PLC Bank Guaranteed(a)
01/21/16	4.875%	12,500,000	12,321,838

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
Merrill Lynch & Co., Inc. Senior Unsecured
01/15/15	5.000%	$17,200,000	$16,636,648
Morgan Stanley Senior Unsecured(b)
01/09/14	0.546%	17,000,000	15,411,384
Royal Bank of Scotland PLC (The) Bank Guaranteed(a)
09/21/15	3.950%	11,315,000	10,638,886
Santander U.S. Debt SA Unipersonal Bank Guaranteed(a)(c)
10/07/13	2.991%	12,800,000	12,302,285
Toronto-Dominion Bank (The) Senior Unsecured(a)(b)
07/14/14	0.549%	9,765,000	9,770,068
US Bank Subordinated Notes(b)
04/29/20	3.778%	14,000,000	14,177,030
Wells Fargo & Co. Senior Unsecured(b)
10/28/15	0.453%	14,667,000	13,772,416
Total			306,042,095
Chemicals 0.3%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	6,835,000	7,545,054
Construction Machinery 0.3%
John Deere Capital Corp. Senior Unsecured
04/03/13	4.500%	8,851,000	9,349,603
Diversified Manufacturing 0.7%
Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/14	9.500%	6,002,000	7,086,861
Tyco International Finance SA(a)
10/15/14	4.125%	11,220,000	11,927,926
Total			19,014,787
Electric 1.4%
CenterPoint Energy Houston Electric LLC(c)
01/15/14	5.750%	1,000,000	1,092,011
Consolidated Edison Co. of New York, Inc. Senior Unsecured
02/01/13	4.875%	5,193,000	5,456,311
04/01/14	5.550%	265,000	291,684
DTE Energy Co. Senior Unsecured(b)
06/03/13	1.031%	6,740,000	6,730,008
National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500%	13,325,000	14,379,034
Nevada Power Co.
03/15/16	5.950%	1,000,000	1,162,633
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	5,870,000	6,301,856

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	$2,715,000	$2,988,463
Sierra Pacific Power Co.
09/01/13	5.450%	1,710,000	1,831,241
Total			40,233,241
Food and Beverage 1.8%
Anheuser-Busch InBev Worldwide, Inc.(a)(b)
07/14/14	0.609%	11,120,000	11,122,713
Bacardi Ltd.(a)(c)
04/01/14	7.450%	6,200,000	7,070,387
General Mills, Inc. Senior Unsecured(b)
05/16/14	0.640%	13,445,000	13,410,379
Kraft Foods, Inc. Senior Unsecured
05/08/13	2.625%	10,650,000	10,870,839
SABMiller PLC(a)(c) Senior Unsecured
08/15/13	5.500%	4,685,000	5,026,977
01/15/14	5.700%	4,360,000	4,733,800
Total			52,235,095
Gas Distributors 0.4%
Atmos Energy Corp. Senior Unsecured
01/15/13	5.125%	1,960,000	2,054,556
06/15/17	6.350%	1,525,000	1,817,083
Sempra Energy Senior Unsecured
02/01/13	6.000%	2,272,000	2,406,721
11/15/13	8.900%	5,230,000	5,965,824
Total			12,244,184
Gas Pipelines 1.8%
Energy Transfer Partners LP Senior Unsecured
04/15/14	8.500%	6,000,000	6,807,822
Nisource Finance Corp.
03/01/13	6.150%	9,434,000	9,986,747
Plains All American Pipeline LP/Finance Corp.
09/01/12	4.250%	8,220,000	8,450,160
Southern Natural Gas Co. Senior Unsecured(c)
04/01/17	5.900%	8,530,000	9,567,785
TransCanada PipeLines Ltd. Senior Unsecured(a)
06/01/15	3.400%	7,350,000	7,789,791
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,790,000	9,033,557
Total			51,635,862
Health Care 0.8%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	8,770,000	9,408,298

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Health Care (cont.)
Express Scripts, Inc.
06/15/14	6.250%	$9,080,000	$9,988,412
Hospira, Inc. Senior Unsecured
06/15/14	5.900%	2,000,000	2,191,500
03/30/17	6.050%	509,000	587,045
Total			22,175,255
Healthcare Insurance 0.3%
UnitedHealth Group, Inc. Senior Unsecured
11/15/12	5.500%	9,641,000	10,119,743
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
03/15/14	7.625%	8,084,000	9,087,394
Canadian Natural Resources Ltd. Senior Unsecured(a)
10/01/12	5.450%	5,090,000	5,302,472
Woodside Finance Ltd.(a)(c)
03/01/14	8.125%	2,070,000	2,341,787
11/10/14	4.500%	7,225,000	7,672,759
Total			24,404,412
Life Insurance 1.2%
Lincoln National Corp. Senior Unsecured
08/27/12	5.650%	5,300,000	5,498,252
02/15/14	4.750%	3,855,000	4,065,822
Metlife Institutional Funding II Secured(b)(c)
04/04/14	1.274%	14,015,000	13,997,818
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	9,030,000	9,838,772
Total			33,400,664
Media Cable 0.8%
Comcast Corp.
03/15/16	5.900%	11,891,000	13,604,065
Time Warner Cable, Inc.
05/01/17	5.850%	9,000,000	10,000,458
Total			23,604,523
Media Non-Cable 0.7%
News America, Inc.
12/15/14	5.300%	10,210,000	11,108,981
TCM Sub LLC(c)
01/15/15	3.550%	9,605,000	10,177,130
Total			21,286,111
Metals 0.6%
ArcelorMittal USA, Inc.
04/15/14	6.500%	9,080,000	9,695,270
Vale Canada Ltd. Senior Unsecured(a)
05/15/12	7.750%	6,355,000	6,582,280
Total			16,277,550

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Non-Captive Diversified 1.2%
General Electric Capital Corp. Senior Unsecured(b)
09/15/14	0.607%	$37,325,000	$35,725,698
Oil Field Services 0.3%
Weatherford International Ltd.(a)
03/15/13	5.150%	139,000	145,693
Weatherford International, Inc.
06/15/17	6.350%	7,530,000	8,505,225
Total			8,650,918
Pharmaceuticals 0.5%
Pfizer, Inc. Senior Unsecured
02/15/14	4.500%	8,830,000	9,596,294
Roche Holdings, Inc.(c)
03/01/14	5.000%	3,945,000	4,337,563
Total			13,933,857
Property & Casualty 1.1%
Berkshire Hathaway, Inc. Senior Unsecured(b)
08/15/14	0.986%	13,390,000	13,407,621
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	9,433,000	9,965,899
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	7,240,000	7,724,602
Total			31,098,122
REITs 1.2%
Camden Property Trust Senior Unsecured
11/30/12	5.875%	7,660,000	7,951,723
12/15/13	5.375%	1,460,000	1,542,163
Duke Realty LP Senior Unsecured
02/15/15	7.375%	7,340,000	7,977,046
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	7,300,000	7,328,923
Simon Property Group LP Senior Unsecured
01/30/14	4.900%	10,760,000	11,505,517
Total			36,305,372
Retailers 0.3%
CVS Caremark Corp. Senior Unsecured
05/18/15	3.250%	8,500,000	8,945,783
Technology 0.8%
Hewlett-Packard Co. Senior Unsecured(b)
05/30/14	0.719%	14,775,000	14,356,380
Oracle Corp. Senior Unsecured
07/08/14	3.750%	8,000,000	8,615,600
Total			22,971,980

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(c)
01/10/14	2.250%	$1,500,000	$1,508,438
05/01/15	5.600%	7,000,000	7,765,359
Total			9,273,797
Wireless 0.3%
America Movil SAB de CV(a)
03/01/14	5.500%	9,170,000	9,915,063
Wirelines 2.8%
AT&T, Inc. Senior Unsecured
11/15/13	6.700%	13,000,000	14,441,349
CenturyLink, Inc. Senior Unsecured
06/15/17	5.150%	9,000,000	8,449,668
Deutsche Telekom International Finance BV(a)
08/20/13	5.875%	9,580,000	10,249,661
France Telecom SA(a) Senior Unsecured
09/16/15	2.125%	8,805,000	8,714,934
09/14/16	2.750%	3,335,000	3,309,357
Telecom Italia Capital SA(a)
10/01/15	5.250%	9,785,000	9,328,852
Telefonica Emisiones SAU(a)
01/15/15	4.949%	12,000,000	11,839,128
Verizon Virginia, Inc. Senior Unsecured
03/15/13	4.625%	13,967,000	14,597,568
Total			80,930,517
Total Corporate Bonds & Notes (Cost: $908,559,522)			$907,319,286
Residential Mortgage-Backed Securities—Agency 26.1%
FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A(b)(c)(d)
02/25/48	0.789%	$4,024,587	$4,030,914
Federal Home Loan Mortgage Corp.(b)(d)
04/01/35	2.209%	411,291	426,800
08/01/36	2.467%	253,043	267,125
03/01/34	2.475%	620,751	651,154
01/01/36	2.681%	1,281,044	1,356,087
09/01/37	5.617%	1,143,813	1,200,908
07/01/36	5.901%	26,714	28,782
01/01/37	5.919%	789,945	842,975
12/01/36	6.070%	551,053	596,704
Federal Home Loan Mortgage Corp.(b)(d)(e) CMO IO Series 3630 Class AI
03/15/17	1.931%	6,630,290	268,996
Federal Home Loan Mortgage Corp.(d)
05/01/24-07/01/24	4.000%	14,202,256	14,960,118
02/01/13-06/01/25	4.500%	13,014,679	13,835,519
11/01/17-07/01/25	5.000%	37,156,919	40,000,745
05/01/17-02/01/24	5.500%	18,551,563	20,096,285
03/01/17-01/01/24	6.000%	6,349,436	6,908,137
04/01/17	6.500%	4,971,695	5,448,239
03/01/12-09/01/15	7.500%	55,147	58,010

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities—Agency (continued)
CMO Series 2467 Class NB
07/15/17	5.000%	$5,275,132	$5,658,130
CMO Series 2535 Class TE
12/15/31	5.500%	2,503,924	2,590,424
CMO Series 2608 Class GK
03/15/17	4.500%	55,056	55,126
CMO Series 2624 Class LP
01/15/17	3.500%	552,524	558,326
CMO Series 2713 Class G
08/15/16	4.000%	138,605	139,210
CMO Series 2869 Class LC
11/15/32	4.500%	3,093,046	3,248,335
CMO Series 2899 Class KC
03/15/19	4.500%	5,510,454	5,738,704
CMO Series 3197 Class AB
08/15/13	5.500%	78,830	79,574
CMO Series 3414 Class A
07/15/22	4.500%	9,354,756	9,771,174
CMO Series 3455 Class KA
10/15/34	5.000%	1,535,669	1,585,040
CMO Series 3531 Class CE
01/15/39	3.000%	1,998,159	2,045,999
CMO Series 3536 Class PC
05/15/39	4.500%	6,543,663	6,986,560
CMO Series 3552 Class AB
10/15/36	5.000%	11,184,939	11,721,591
CMO Series 3553 Class GA
07/15/19	3.200%	8,512,543	8,702,868
CMO Series 3556 Class MA
07/15/37	5.000%	6,994,459	7,367,777
CMO Series 3558 Class AD
08/15/19	4.750%	10,911,188	11,373,206
CMO Series 3558 Class AW
08/15/19	4.750%	11,972,376	12,479,328
CMO Series 3561 Class AJ
08/15/19	3.100%	3,369,149	3,450,248
CMO Series 3565 Class KA
12/15/35	5.000%	6,289,148	6,538,018
CMO Series 3567 Class ND
12/15/17	4.000%	11,676,030	12,367,194
CMO Series 3676 Class CH
07/15/24	3.250%	549,506	571,551
CMO Series 3683 Class JD
12/15/23	4.000%	4,413,576	4,618,263
CMO Series 3774 Class AB
12/15/20	3.500%	26,650,531	28,360,383
CMO Series 3812 Class BE
09/15/18	2.750%	10,046,647	10,413,342
CMO Series 3825 Class AB
08/15/20	3.000%	14,650,314	15,269,038
CMO Series 3831 Class CG
10/15/18	3.000%	20,754,916	21,607,939
CMO Series 3832 Class AC
10/15/18	3.000%	14,867,357	15,478,403
CMO Series 3840 Class AU
05/15/37	3.500%	6,552,530	6,879,065

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities—Agency (continued)
CMO Series 3856 Class EA
10/15/18	3.000%	$15,055,338	$15,681,925
CMO Series 3862 Class LA
11/15/18	2.500%	4,520,323	4,659,422
CMO Series R010 Class AB
12/15/19	5.500%	4,625,769	4,795,108
Federal Home Loan Mortgage Corp.(d)(e) CMO IO Series 11 Class B
01/01/20	10.000%	4,998	1,160
Federal Home Loan Mortgage Corp.(d)(f)
10/01/26	3.500%	22,415,000	23,353,628
10/01/26	4.000%	34,405,000	36,179,008
Federal National Mortgage Association(b)(d)
06/01/33	1.921%	1,330,067	1,352,348
04/01/36	1.978%	337,534	353,548
01/01/35	2.083%	846,779	883,956
11/01/34	2.151%	433,537	451,382
07/01/34	2.280%	1,087,129	1,142,892
04/01/36	2.287%	1,410,413	1,485,302
04/01/34	2.313%	986,896	1,036,727
08/01/35	2.349%	725,394	758,362
03/01/34	2.370%	1,031,450	1,082,337
06/01/34	2.500%	854,450	898,717
08/01/36	4.098%	243,619	253,075
06/01/35	4.814%	1,499,206	1,579,307
07/01/33	4.947%	2,241,210	2,403,003
07/01/35	4.956%	1,198,495	1,266,143
04/01/36	5.418%	333,993	358,305
09/01/37	5.751%	359,589	381,763
10/01/35	5.776%	616,506	658,065
07/01/36	5.806%	38,432	41,549
06/01/37	5.809%	1,887,193	2,010,066
09/01/37	6.301%	436,095	469,052
CMO Series 2003-W11 Class A1
06/25/33	3.042%	66,329	66,322
Federal National Mortgage Association(d)
10/01/20	3.500%	1,611,154	1,694,041
10/01/13-07/01/25	4.500%	22,579,556	24,086,538
08/01/13-03/01/25	5.000%	25,195,869	27,083,417
08/01/17-10/01/24	5.500%	24,296,107	26,412,678
06/01/17-11/01/17	6.000%	10,484,851	11,371,461
03/01/12-08/01/14	6.500%	111,560	118,546
06/01/17-08/01/17	7.000%	410,400	453,266
08/01/15	7.500%	15,756	17,328
04/01/16	9.000%	89	89
CMO Series 20011-23 Class AB
06/25/20	2.750%	5,126,589	5,311,236
CMO Series 2002-95 Class EB
04/25/31	5.000%	574,883	585,524
CMO Series 2003-129 Class AP
01/25/19	4.000%	2,828,416	2,979,251
CMO Series 2003-49 Class YC
06/25/23	4.000%	2,243,856	2,372,289
CMO Series 2004-60 Class PA
04/25/34	5.500%	1,809,012	1,971,421
CMO Series 2004-78 Class AC
05/25/32	5.000%	1,915,842	2,025,996

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities—Agency (continued)
CMO Series 2005-22 Class KJ
07/25/33	5.000%	$9,936,853	$10,375,581
CMO Series 2006-106 Class PA
06/25/30	5.500%	383,937	388,052
CMO Series 2006-22 Class CB
11/25/21	4.500%	2,035,017	2,112,721
CMO Series 2007-35 Class DH
09/25/33	5.000%	2,126,021	2,231,477
CMO Series 2007-76 Class AN
05/25/33	5.500%	2,540,508	2,661,941
CMO Series 2008-18 Class HD
12/25/18	4.000%	4,959,907	5,256,391
CMO Series 2008-45 Class DA
03/25/23	4.500%	7,958,350	8,475,621
CMO Series 2009-44 Class A
12/25/23	4.500%	4,765,210	5,043,180
CMO Series 2009-70 Class NL
08/25/19	3.000%	901,415	938,017
CMO Series 2009-88 Class HA
11/25/24	3.000%	12,696,308	13,203,596
CMO Series 2010-17 Class CA
11/25/23	4.000%	12,102,839	12,624,538
CMO Series 2010-50 Class AB
01/25/24	2.500%	3,739,239	3,819,574
CMO Series 2010-50 Class AG
01/25/24	3.500%	1,812,470	1,890,558
CMO Series 2010-57 Class AQ
08/25/24	3.000%	3,964,334	4,086,969
CMO Series 2010-79 Class AC
09/25/24	2.500%	6,059,719	6,196,423
CMO Series 2010-9 Class PA
10/25/39	4.500%	11,418,153	11,656,502
CMO Series 2011-16 Class GE
03/25/26	2.750%	18,658,283	19,328,493
CMO Series 2011-25 Class AH
06/25/21	2.750%	17,476,187	18,105,041
CMO Series 2011-3 Class EK
05/25/20	2.750%	1,440,928	1,492,228
CMO Series 2011-38 Class AH
05/25/20	2.750%	4,993,165	5,158,466
CMO Series 2011-59 Class AD
11/25/21	3.000%	13,597,779	14,133,683
CMO Series 2011-6 Class BA
06/25/20	2.750%	6,362,905	6,593,564
Federal National Mortgage Association(d)(e) CMO IO STRIPS Series 163 Class 2
07/25/22	8.500%	256,042	35,611
CMO IO STRIPS Series 36 Class 2
08/01/18	9.500%	2,439	530
Federal National Mortgage Association(d)(f)
10/01/26	5.500%	42,990,000	46,702,058
Federal National Mortgage Association(d)(g) CMO PO Series G-15 Class A
06/25/21	0.000%	14,185	13,562
CMO PO Series 1993-92 Class C
05/25/23	0.000%	633,146	589,275

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities—Agency (continued)
Government National Mortgage Association(b)(d)
03/20/30	2.250%	$47,155	$48,798
04/20/22-06/20/29	2.375%	1,285,267	1,334,069
07/20/18	3.000%	165,150	171,592
Government National Mortgage Association(d)
08/15/13-09/20/21	6.000%	1,274,884	1,363,019
09/15/13-11/15/33	6.500%	217,737	250,493
11/15/13-08/15/29	7.000%	69,365	79,573
CMO Series 2008-30 Class AC
06/20/37	4.000%	5,188,667	5,450,958
CMO Series 2009-33 Class NK
05/20/39	4.500%	3,862,271	4,141,208
CMO Series 2010-61 Class PA
03/20/33	4.500%	6,243,442	6,657,238
Total Residential Mortgage-Backed Securities—Agency (Cost: $744,780,150)			$759,328,467
Residential Mortgage-Backed Securities—Non-Agency 1.8%
BCAP LLC Trust(b)(c)(d) CMO Series 2009-RR13 Class 12A1
04/26/37	5.250%	$131,057	$130,413
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	11,461,791	11,546,678
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	10,515,853	10,693,864
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	2,431,232	2,441,102
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(b)(c)(d)
06/26/37	0.429%	694,787	680,217
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4(b)(d)
03/25/34	0.635%	120,834	114,049
Countrywide Home Loan Mortgage Pass Through Trust CMO Series 2004-J2 Class A2(b)(d)
03/25/34	0.735%	51,843	51,745
Credit Suisse Mortgage Capital Certificates(b)(c)(d) CMO Series 2009-12R Class 25A1
10/27/37	5.087%	5,677,254	5,735,966
CMO Series 2009-12R Class 27A1
04/27/36	2.566%	1,354,902	1,351,234
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	357,920	361,888
CMO Series 2009-12R Class 42A1
06/27/37	5.000%	1,777,774	1,786,212
Credit Suisse Mortgage Capital Certificates(c)(d) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	3,419,050	3,540,425
CMO Series 2009-12R Class 19A1
12/27/36	6.250%	4,877,428	5,111,666
GMAC Mortgage Corp. Loan Trust CMO Series 2003-J3 Class A1(b)(d)
05/25/18	0.735%	642,076	618,167
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(d)
06/25/35	5.500%	855,703	857,044

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities—Non-Agency (continued)
LVII Resecuritization Trust CMO Series 2009-3 Class A1(b)(c)(d)
11/27/37	5.657%	$451,064	$452,298
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1(d)
10/25/34	5.500%	347,492	347,495
Structured Asset Securities Corp.(d) CMO Series 2003-14 Class 1A3
05/25/33	5.500%	102,144	105,029
CMO Series 2003-21 Class 1A3
07/25/33	5.500%	21,799	21,938
CMO Series 2003-8 Class 2A7
04/25/33	5.750%	672,270	685,140
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1(b)(c)(d)
12/27/46	5.334%	6,882,947	7,015,612
Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $53,178,098)			$53,648,182
Commercial Mortgage-Backed Securities—Agency 6.0%
Federal Home Loan Mortgage Corp.(b)(d) Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2
04/25/16	5.651%	$3,541,691	$3,864,811
Federal Home Loan Mortgage Corp.(d) Multifamily Structured Pass-Through Certificates CMO Series K003 Class A1
07/25/13	2.225%	3,260,803	3,286,661
Federal National Mortgage Association CMO Series 2010-M4 Class A1(d)
06/25/20	2.520%	2,556,859	2,653,702
Government National Mortgage Association(d) CMO Series 2011-120 Class AB
08/16/33	2.400%	13,150,000	13,363,688
Government National Mortgage Association(d) CMO Series 2007-13 Class C
06/16/40	5.020%	10,175,028	10,977,577
CMO Series 2009-105 Class A
12/16/50	3.456%	6,961,288	7,230,222
CMO Series 2009-114 Class A
12/16/38	3.103%	6,337,364	6,551,250
CMO Series 2009-63 Class A
01/16/38	3.400%	4,309,131	4,509,794
CMO Series 2009-71 Class A
04/16/38	3.304%	6,874,995	7,151,337
CMO Series 2009-90 Class AC
01/16/33	3.137%	5,400,000	5,594,767
CMO Series 2010-102 Class AE
11/16/39	3.500%	10,422,378	11,010,815
CMO Series 2010-13 Class A
08/16/22	2.461%	4,263,445	4,300,051
CMO Series 2010-141 Class A
08/16/31	1.864%	4,662,844	4,705,528
CMO Series 2010-159 Class A
01/16/33	2.159%	7,223,484	7,342,216

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities—Agency (continued)
CMO Series 2010-161 Class AB
05/16/35	2.110%	$16,818,483	$17,116,372
CMO Series 2010-18 Class A
12/16/50	3.100%	4,861,628	5,068,991
CMO Series 2010-22 Class AC
12/16/30	2.229%	3,491,783	3,543,479
CMO Series 2010-49 Class A
03/16/51	2.870%	1,260,787	1,294,080
CMO Series 2010-65 Class A
11/16/28	2.017%	3,530,634	3,559,931
CMO Series 2010-83 Class A
10/16/50	2.021%	4,302,323	4,338,571
CMO Series 2011-1 Class A
12/16/31	2.239%	5,779,239	5,859,119
CMO Series 2011-16 Class A
11/16/34	2.210%	8,400,402	8,515,137
CMO Series 2011-20 Class A
04/16/32	1.883%	7,236,440	7,294,453
CMO Series 2011-31 Class A
12/16/35	2.210%	5,879,256	5,999,686
CMO Series 2011-49 Class A
07/16/38	2.450%	7,932,203	8,146,317
CMO Series 2011-78 Class A
08/16/34	2.250%	11,549,764	11,745,724
Total Commercial Mortgage-Backed Securities—Agency (Cost: $172,641,661)			175,024,279
Commercial Mortgage-Backed Securities—Non-Agency 5.6%
Bear Stearns Commercial Mortgage Securities(b)(d) Series 2005-T20 Class AAB
10/12/42	5.279%	$13,957,924	$14,436,778
Series 2006-PW12 Class AAB
09/11/38	5.878%	3,329,650	3,511,639
Bear Stearns Commercial Mortgage Securities(d) Series 2002-TOP8 Class A1
08/15/38	4.060%	197,813	197,613
Series 2004-PWR6 Class A4
11/11/41	4.521%	1,575,000	1,582,650
Series 2005-PW10 Class AAB
12/11/40	5.382%	9,408,860	9,883,019
Citigroup Commercial Mortgage Trust(b)(d) Series 2004-C1 Class A3
04/15/40	5.251%	3,536,690	3,664,941
Citigroup Commercial Mortgage Trust(d) Series 2004-C2 Class A3
10/15/41	4.380%	1,552,442	1,552,088
Series 2005-C3 Class ASB
05/15/43	4.755%	8,411,888	8,689,118
Credit Suisse First Boston Mortgage Securities Corp.(b)(d) Series 2005-C5 Class AAB
08/15/38	5.100%	4,978,473	5,170,941

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities—Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp.(d) Series 2002-CP3 Class A3
07/15/35	5.603%	$6,164,095	$6,260,736
Series 2003-CPN1 Class A1
03/15/35	3.727%	55,995	56,138
Series 2005-C2 Class AAB
04/15/37	4.681%	10,475,915	10,670,359
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A1(d)
03/15/39	5.250%	427,393	427,096
First Union National Bank Commercial Mortgage Series 2002-C1 Class A2(d)
02/12/34	6.141%	2,659,257	2,671,886
GE Capital Commercial Mortgage Corp.(d) Series 2001-3 Class A2
06/10/38	6.070%	1,566,996	1,565,747
Series 2002-2A Class A2
08/11/36	4.970%	1,100,220	1,105,801
Series 2005-C1 Class AAB
06/10/48	4.599%	2,150,384	2,210,618
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2(d)
05/10/36	4.079%	5,000,000	5,140,155
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1(c)(d)
03/10/44	2.331%	15,113,748	15,309,475
Greenwich Capital Commercial Funding Corp.(d) Series 2003-C2 Class A3
01/05/36	4.533%	3,122,205	3,152,484
Series 2005-GG3 Class AAB
08/10/42	4.619%	14,121,080	14,454,422
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(d) Series 2005-CB11 Class ASB
08/12/37	5.201%	10,408,324	10,758,720
Series 2006-CB14 Class ASB
12/12/44	5.506%	7,691,518	8,031,822
Series 2006-LDP7 Class ASB
04/15/45	6.072%	2,583,881	2,719,462
JPMorgan Chase Commercial Mortgage Securities Corp.(d) Series 2005-LDP2 Class ASB
07/15/42	4.659%	9,157,165	9,470,193
Series 2007-CB18 Class A1
06/12/47	5.320%	141,538	141,626
LB-UBS Commercial Mortgage Trust(d) Series 2003-C1 Class A3
03/15/27	4.095%	2,040,384	2,072,226
Series 2005-C2 Class AAB
04/15/30	5.007%	1,500,979	1,536,107
Series 2007-C1 Class A1
02/15/40	5.391%	621,679	621,679
Series 2007-C1 Class AAB
02/15/40	5.403%	5,526,335	5,822,707
Series 2008-C1 Class A1
04/15/41	5.611%	1,319,932	1,349,487
Morgan Stanley Dean Witter Capital I Series 2001-TOP5 Class A4(d)
10/15/35	6.390%	317,029	317,007

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities—Non-Agency (continued)
Nationslink Funding Corp. Series 1999-LTL1 Class A3(d)
01/22/26	7.104%	$7,219,482	$7,792,636
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class APB(d)
03/15/42	5.037%	1,211,983	1,250,765
Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $164,078,185)			$163,598,141
Asset-Backed Securities—Agency —%
Small Business Administration Pools(b)
06/25/22	0.875%	$140,766	$141,514
United States Small Business Administration Series 2002-P10B Class 1
08/10/12	5.199%	178,995	184,428
Total Asset-Backed Securities—Agency (Cost: $319,683)			$325,942
Asset-Backed Securities—Non-Agency 16.4%
Access Group, Inc.(b) Series 2004A Class A2
04/25/29	0.513%	$8,951,370	$8,475,972
Series 2005-1 Class A1
06/22/18	0.435%	389,226	388,999
Series 2007A Class A2
08/25/26	0.442%	9,930,974	9,324,489
Ally Auto Receivables Trust Series 2010-4 Class A2
02/15/13	0.710%	3,318,200	3,317,884
Ally Master Owner Trust(b) CMO Series 2011-3 Class A1
05/15/16	0.859%	15,925,000	15,812,925
Series 2011-1 Class A1
01/15/16	1.099%	10,905,000	10,938,439
Series 2011-4 Class A1
09/15/16	1.031%	19,690,000	19,689,970
AmeriCredit Automobile Receivables Trust Series 2006RM Class A3
01/06/14	5.530%	10,143,836	10,151,715
Series 2007DF Class A4A
06/06/14	5.560%	6,665,432	6,850,643
Series 2009-1 Class B
04/15/14	9.790%	5,000,000	5,459,248
Series 2010-2 Class A2
10/08/13	1.220%	2,333,027	2,336,835
Series 2011-1 Class A2
06/09/14	0.840%	442,022	441,918
Series 2011-3 Class A3
01/08/16	1.170%	9,525,000	9,526,754
Series 2011-4 Class A2
03/09/15	0.920%	8,000,000	7,995,402
AmeriCredit Automobile Receivables Trust(b) Series 2008-2 Class A3
04/06/15	5.241%	1,253,425	1,314,652

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities—Non-Agency (continued)
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7(b)(h)
07/25/28	0.715%	$14,774	$10,430
Arizona Educational Loan Marketing Corp. Series 2004A Class A2(b)
12/01/23	0.546%	7,452,632	7,440,856
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(b)
11/25/36	0.285%	332,644	321,568
Brazos Higher Education Authority Series 2011-1 Class A1(b)
02/25/20	0.762%	1,122,711	1,121,805
CIT Education Loan Trust Series 2005-1 Class A2(b)
03/15/22	0.437%	1,452,275	1,444,554
CNH Wholesale Master Note Trust Series 2011-1A Class A(b)(c)
12/15/15	1.029%	7,000,000	6,996,162
Capital Auto Receivables Asset Trust Series 2007-4A Class A4
05/15/14	5.300%	611,480	619,307
Series 2008-2 Class A4
12/15/14	5.420%	4,125,000	4,229,069
Capital Auto Receivables Asset Trust(c) Series 2007-2 Class B
02/18/14	5.760%	11,500,000	11,692,030
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(b)
05/25/36	0.335%	1,467,124	1,431,355
Chesapeake Funding LLC(b)(c) Series 2009-1 Class A
12/15/20	2.229%	8,842,496	8,863,229
Series 2011-2A Class A
04/07/24	1.487%	9,160,000	9,159,986
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3(c)
10/15/13	2.590%	20,218,274	20,372,495
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4 Class A2(b)
11/25/36	0.335%	595,836	590,662
Cityscape Home Equity Loan Trust(b)(h) Series 1997-C Class A3
07/25/28	7.380%	584,745	552,798
Cityscape Home Equity Loan Trust(h) Series 1997-B Class A7
05/25/28	7.410%	6,833	6,825
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C(b)(c)
05/25/35	0.625%	294,650	284,688
DT Auto Owner Trust(c) Series 2011-1A Class B
12/16/13	1.940%	3,000,000	3,000,889
Series 2011-2A Class B
02/16/16	2.120%	4,104,000	4,105,790
EFS Volunteer LLC Series 2010-1 Class A1(b)(c)
10/26/26	1.103%	13,216,886	13,120,940

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities—Non-Agency (continued)
Education Funding Capital Trust I Series 2003-2 Class A4(b)
03/15/32	2.450%	$14,950,000	$14,920,100
Educational Funding of the South, Inc. Series 2011-1 Class A1(b)
10/25/21	0.803%	4,119,941	4,086,298
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	36,354	35,128
First Investors Auto Owner Trust Series 2011-1 Class A2(c)
03/16/15	1.470%	5,983,095	5,985,256
Ford Credit Auto Owner Trust Series 2007-B Class A4A
07/15/12	5.240%	25,834	25,918
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1
09/15/15	1.500%	700,000	704,298
Series 2011-1 Class A1
02/15/16	2.120%	1,215,000	1,237,804
Ford Credit Floorplan Master Owner Trust(b)(c) Series 2010-1 Class A
12/15/14	1.879%	10,000,000	10,134,731
Franklin Auto Trust Series 2008-A Class A4A
05/20/16	5.360%	650,263	654,268
GE Dealer Floorplan Master Note Trust Series 2011-1 Class A(b)
07/20/16	0.831%	10,900,000	10,824,003
HSBC Home Equity Loan Trust Series 2006-2 Class A1(b)
03/20/36	0.381%	16,090,687	14,774,774
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3(c)
08/15/14	1.020%	7,000,000	6,992,197
IMC Home Equity Loan Trust Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	24,367	24,401
Series 1997-3 Class A7
08/20/28	7.080%	2,632	2,598
Keycorp Student Loan Trust(b) Series 1999-B Class A2
08/25/27	0.742%	7,973,532	7,850,914
Series 1999-A Class A2
12/27/29	0.690%	13,581,627	13,281,731
Series 2006-A Class 2A2
06/27/25	0.440%	8,451,402	8,335,089
Marriott Vacation Club Owner Trust(c) Series 2007-1A Class A
05/20/29	5.518%	2,543,737	2,657,036
Series 2009-2A Class A
07/20/31	4.809%	5,657,544	5,850,708
Morgan Stanley ABS Capital I(b) Series 2005-WMC5 Class M2
06/25/35	0.715%	1,167,384	1,146,769
Series 2006-WMC1 Class A2B
12/25/35	0.435%	805,081	774,077

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities—Non-Agency (continued)
National Collegiate Student Loan Trust Series 2006-2 Class A2(b)
07/25/26	0.385%	$11,520,379	$10,915,181
Navistar Financial Corp. Owner Trust Series 2010-A Class A2(c)
10/18/12	1.470%	2,549,608	2,550,617
Nissan Auto Lease Trust Series 2010-B Class A2
05/15/13	0.900%	3,750,597	3,753,496
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(b)(f)
07/01/21	1.056%	2,825,000	2,791,587
RBSSP Resecuritization Trust(b)(c) CMO Series 2009-10 Class 4A1
07/26/36	0.368%	1,495,423	1,480,262
CMO Series 2009-11 Class 2A1
04/26/36	0.368%	2,855,444	2,795,659
CMO Series 2009-13 Class 8A1
06/26/37	0.968%	2,904,910	2,876,119
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4(b)
06/25/32	5.060%	819,439	795,838
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3 Class A2B (NPFGC)(b)
08/25/33	0.525%	9,545	7,132
SLM Student Loan Trust(b) Series 2003-A Class A2
09/15/20	0.787%	10,350,744	9,940,182
Series 2004B Class A2
06/15/21	0.547%	3,436,935	3,312,266
Series 2005-A Class A2
12/15/20	0.487%	10,280,426	10,002,706
SLM Student Loan Trust(b)(c) Series 2011-A Class A1
10/15/24	1.229%	2,526,667	2,532,960
SMART Trust(b)(c) Series 2011-1USA Class A3B
10/14/14	1.079%	11,400,000	11,399,950
Series 2011-2USA Class A3B
03/14/15	1.079%	11,000,000	11,003,285
Santander Consumer Acquired Receivables Trust Series 2011-WO Class A4(c)
01/15/15	1.740%	8,720,000	8,801,969
Santander Drive Auto Receivables Trust Series 2010-1 Class A2
03/15/13	1.360%	3,115,870	3,123,339
Series 2010-2 Class A2
08/15/13	0.950%	4,934,488	4,940,076
Series 2011-1 Class A2
02/18/14	0.940%	2,100,000	2,098,152
Series 2011-3 Class A2
08/15/14	1.110%	11,065,000	11,064,994
Sierra Receivables Funding Co. LLC(c) Series 2010-2A Class A
11/20/25	3.840%	1,405,860	1,440,320
Series 2011-1A Class A
04/20/26	3.350%	7,254,291	7,269,653
Series 2011-2A Class A
05/20/28	3.260%	6,849,213	6,840,544

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities—Non-Agency (continued)
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(b)
06/25/36	0.685%	$4,365,012	$4,012,044
Structured Asset Investment Loan Trust Series 2005-9 Class A5(b)
11/25/35	0.465%	363,451	356,679
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6(b)
05/25/36	0.285%	55,073	54,816
Terwin Mortgage Trust Series 2007-4HE Class A1(b)(c)
05/25/38	0.355%	4,117,441	3,775,257
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM)(b)
02/12/14	0.285%	6,232,413	6,201,662
Utah State Board of Regents Series 2011-1 Class A1(b)
05/01/23	0.863%	2,850,000	2,834,753
Wachovia Student Loan Trust(b) Series 2005-1 Class A4
07/27/20	0.363%	1,838,547	1,826,694
Wachovia Student Loan Trust(b)(c) Series 2006-1 Class A4
04/25/23	0.333%	10,550,000	10,449,880
Westlake Automobile Receivables Trust(c) Series 2011-1A Class A2
07/15/13	1.080%	5,300,000	5,296,393
Series 2011-1A Class A3
06/16/14	1.490%	4,385,000	4,384,800
Total Asset-Backed Securities—Non-Agency (Cost: $477,167,119)			$478,618,646
Inflation-Indexed Bonds 1.0%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$22,289,955	$22,917,590
04/15/14	1.250%	5,337,450	5,592,385
Total Inflation-Indexed Bonds (Cost: $28,670,538)			$28,509,975
U.S. Treasury Obligations 5.9%
U.S. Treasury
08/31/13	0.125%	$40,000,000	$39,893,750
U.S. Treasury(i)
01/31/16	2.000%	125,000,000	131,425,750
Total U.S. Treasury Obligations (Cost: $164,170,127)			$171,319,500
U.S. Government & Agency Obligations 2.1%
Federal Farm Credit Bank(b)
08/22/13	0.252%	$6,000,000	$5,999,418
04/21/14	0.190%	6,000,000	5,988,390
Federal Home Loan Mortgage Corp.(b)
01/10/13	0.270%	12,000,000	12,000,000
01/24/13	0.250%	6,000,000	5,998,406

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
U.S. Government & Agency Obligations (continued)
Federal National Mortgage Association(b)
02/01/13	0.400%	$3,000,000	$3,005,127
03/04/14	0.230%	27,279,000	27,278,753
Total U.S. Government & Agency Obligations (Cost: $60,278,249)			$60,270,094
Foreign Government Obligations 2.1%
CANADA 1.4%
Financement-Quebec(a)
10/25/12	5.000%	11,146,000	11,650,345
Province of Nova Scotia(a)
02/27/12	5.750%	10,493,000	10,708,505
Province of Ontario Senior Unsecured(a)
06/16/14	4.100%	16,675,000	18,042,867
Total			40,401,717
MEXICO 0.3%
Petroleos Mexicanos(a)
03/15/15	4.875%	8,500,000	8,903,750
MOROCCO 0.1%
Morocco Government AID Bond U.S. Government Guaranty(a)(b)(j)
05/01/23	0.500%	1,020,000	969,000
QATAR 0.3%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(a)(c)
09/30/12	4.500%	9,250,000	9,481,250
Total Foreign Government Obligations (Cost: $58,287,175)			$59,755,717

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	$14,175,000	$14,800,117
Total Municipal Bonds (Cost: $14,267,139)			$14,800,117
		Shares	Value
Money Market Fund 4.7%
Columbia Short-Term Cash Fund, 0.125%(k)(l)		137,151,396	$137,151,396
Total Money Market Fund (Cost: $137,151,396)			$137,151,396
Total Investments (Cost: $2,983,549,042)			$3,009,669,742
Other Assets & Liabilities, Net			(100,440,411)
Net Assets			$2,909,229,331

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 2-year	(860)	$(189,374,692)	Jan. 2012	$266,940	$—
U.S. Treasury Note, 5-year	(1,520)	(186,176,258)	Jan. 2012	163,050	—
Total				$429,990	$—

Notes to Portfolio of Investments

(a)  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $337,880,397 or 11.61% of net assets.

(b)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $410,162,636 or 14.10% of net assets.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  Represents a security purchased on a when-issued or delayed delivery basis.

(g)  Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $570,053, representing 0.02% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7 07/25/28 0.715%	12/19/2003	$14,671
Cityscape Home Equity Loan Trust Series 1997-B Class A7 05/25/28 7.410%	06/18/04-05/26/2011	6,649
Cityscape Home Equity Loan Trust Series 1997-C Class A3 07/25/28 7.380%	06/24/04-06/29/2009	548,716

(i)  At September 30, 2011, investments in securities included securities valued at $3,233,073 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $969,000, which represents 0.03% of net assets.

(k)  The rate shown is the seven-day current annualized yield at September 30, 2011.

(l)  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$697,193,734	$(560,042,338)	$—	$137,151,396	$66,601	$137,151,396

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

FDIC  Federal Deposit Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$907,319,286	$—	$907,319,286
Residential Mortgage-Backed Securities—Agency	—	759,328,467	—	759,328,467
Residential Mortgage-Backed Securities—Non-Agency	—	53,648,182	—	53,648,182
Commercial Mortgage-Backed Securities—Agency	—	161,660,591	13,363,688	175,024,279
Commercial Mortgage-Backed Securities—Non-Agency	—	163,598,141	—	163,598,141
Asset-Backed Securities—Agency	—	325,942	—	325,942
Asset-Backed Securities—Non-Agency	—	460,906,959	17,711,687	478,618,646
Inflation-Indexed Bonds	—	28,509,975	—	28,509,975
U.S. Treasury Obligations	171,319,500	—	—	171,319,500
U.S. Government & Agency Obligations	—	60,270,094	—	60,270,094
Foreign Government Obligations	—	58,786,717	969,000	59,755,717
Municipal Bonds	—	14,800,117	—	14,800,117
Total Bonds	171,319,500	2,669,154,471	32,044,375	2,872,518,346
Other
Affiliated Money Market Fund(c)	137,151,396	—	—	137,151,396
Total Other	137,151,396	—	—	137,151,396
Investments in Securities	308,470,896	2,669,154,471	32,044,375	3,009,669,742
Derivatives(d)
Assets
Futures Contracts	429,990	—	—	429,990
Total	$308,900,886	$2,669,154,471	$32,044,375	$3,010,099,732

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential and Asset Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. Certain Foreign Government Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Commercial Mortgage-Backed Securities—Agency	Asset-Backed Securities— Non-Agency	Foreign Government Obligations	Total
Balance as of March 31, 2011	$—	$—	$1,009,375	$1,009,375
Accrued discounts/premiums	—	—	457	457
Realized gain (loss)	(22)	—	—	(22)
Change in unrealized appreciation (depreciation)*	(23,478)	12,178	(40,832)	(52,132)
Sales	—	—	—	—
Purchases	13,387,188	17,699,509	—	31,086,697
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of September 30, 2011	$13,363,688	$17,711,687	$969,000	$32,044,375

*  Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was ($52,132), which is comprised of Commercial Mortgage-Backed Securities—Agency of ($23,478), Asset-Backed Securities—Non-Agency of $12,178 and Foreign Government Obligations of ($40,832).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Assets and Liabilities – Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,846,397,646)	$2,872,518,346
Affiliated issuers (identified cost $137,151,396)	137,151,396
Total investments (identified cost $2,983,549,042)	3,009,669,742
Receivable for:
Capital shares sold	6,793,762
Investments sold	26,196,396
Dividends	13,295
Interest	13,718,823
Variation margin on futures contracts	40,885
Expense reimbursement due from Investment Manager	261,658
Prepaid expense	52,725
Trustees' deferred compensation plan	5,343
Total assets	3,056,752,629
Liabilities
Disbursements in excess of cash	36,800
Payable for:
Investments purchased	28,086,277
Investments purchased on a delayed delivery basis	109,366,139
Capital shares purchased	5,669,944
Dividend distributions to shareholders	3,416,746
Investment management fees	28,285
Distribution and service fees	7,355
Transfer agent fees	490,994
Administration fees	4,984
Plan administration fees	1,926
Other expenses	408,505
Trustees' deferred compensation plan	5,343
Total liabilities	147,523,298
Net assets applicable to outstanding capital stock	$2,909,229,331

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Statement of Assets and Liabilities (continued) – Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$3,013,301,438
Excess of distributions over net investment income	(4,914,290)
Accumulated net realized loss	(125,708,507)
Unrealized appreciation (depreciation) on:
Investments	26,120,700
Futures contracts	429,990
Total — representing net assets applicable to outstanding capital stock	$2,909,229,331
Net assets applicable to outstanding shares
Class A	$674,090,109
Class B	$22,385,689
Class C	$137,579,240
Class I	$52,036,745
Class R	$3,526,108
Class R4	$4,352,423
Class W	$7,471
Class Y	$14,148,207
Class Z	$2,001,103,339
Shares outstanding
Class A	68,132,823
Class B	2,264,251
Class C	13,919,749
Class I	5,266,214
Class R	356,334
Class R4	440,864
Class W	755
Class Y	1,433,121
Class Z	202,628,564
Net asset value per share
Class A(a)	$9.89
Class B	$9.89
Class C	$9.88
Class I	$9.88
Class R	$9.90
Class R4	$9.87
Class W	$9.90
Class Y	$9.87
Class Z	$9.88

(a)  The maximum offering price per share for Class A is $9.99. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 1.00%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Statement of Operations – Columbia Short Term Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Interest	$33,386,938
Dividends from affiliates	66,601
Total income	33,453,539
Expenses:
Investment management fees	4,879,103
Distribution fees
Class B	77,507
Class C	477,539
Class R	5,681
Service fees
Class B	25,835
Class C	159,402
Class W	7
Distribution and service fees—Class A	664,546
Transfer agent fees
Class A	499,088
Class B	22,558
Class C	92,539
Class R	2,621
Class R4	361
Class W	7
Class Y	28
Class Z	1,613,609
Administration fees	837,779
Plan administration fees
Class R4	3,620
Compensation of board members	35,979
Pricing and bookkeeping fees	27,398
Custodian fees	47,592
Printing and postage fees	97,771
Registration fees	82,725
Professional fees	44,258
Other	40,002
Total expenses	9,737,555
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,891,330)
Fees waived by distributor—Class C	(279,881)
Expense reductions	(4,080)
Total net expenses	7,562,264
Net investment income	25,891,275
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	9,699,637
Futures contracts	(15,853,228)
Net realized loss	(6,153,591)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,351,257)
Futures contracts	850,147
Net change in unrealized depreciation	(9,501,110)
Net realized and unrealized loss	(15,654,701)
Net increase in net assets resulting from operations	$10,236,574

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Statement of Changes in Net Assets – Columbia Short Term Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)
Operations
Net investment income	$25,891,275	$58,633,359
Net realized gain (loss)	(6,153,591)	11,337,840
Net change in unrealized depreciation	(9,501,110)	(2,795,256)
Net increase in net assets resulting from operations	10,236,574	67,175,943
Distributions to shareholders from:
Net investment income
Class A	(4,683,066)	(7,364,546)
Class B	(102,031)	(155,774)
Class C	(1,020,982)	(2,880,627)
Class I	(466,512)	(125,306)
Class R	(16,186)	(29)
Class R4	(23,004)	(4)
Class W	(51)	(32)
Class Y	(163,173)	(600,807)
Class Z	(20,742,534)	(58,054,450)
Total distributions to shareholders	(27,217,539)	(69,181,575)
Increase (decrease) in net assets from share transactions	580,095,690	(71,423,953)
Total increase (decrease) in net assets	563,114,725	(73,429,585)
Net assets at beginning of period	2,346,114,606	2,419,544,191
Net assets at end of period	$2,909,229,331	$2,346,114,606
Excess of distributions over net investment income	$(4,914,290)	$(3,501,686)

(a) Class I, Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) through March 31, 2011. Class R4 shares are for the period from March 7, 2011 (commencement of operations) through March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Statement of Changes in Net Assets (continued) – Columbia Short Term Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	10,697,864	106,576,395	15,294,072	152,573,055
Fund merger	42,517,537	425,136,210	—	—
Distributions reinvested	343,767	3,422,178	474,538	4,734,919
Redemptions	(11,908,992)	(118,654,280)	(14,001,098)	(139,605,799)
Net increase	41,650,176	416,480,503	1,767,512	17,702,175
Class B shares
Subscriptions	159,441	1,587,917	208,622	2,079,277
Fund merger	3,306,318	33,004,024	—	—
Distributions reinvested	7,569	75,334	10,191	101,641
Redemptions	(1,823,137)	(18,184,893)	(542,696)	(5,407,084)
Net increase (decrease)	1,650,191	16,482,382	(323,883)	(3,226,166)
Class C shares
Subscriptions	2,032,120	20,225,993	4,345,566	43,300,685
Fund merger	2,595,555	25,923,990	—	—
Distributions reinvested	48,645	483,896	145,799	1,453,196
Redemptions	(2,224,563)	(22,141,307)	(4,398,309)	(43,776,269)
Net increase	2,451,757	24,492,572	93,056	977,612
Class I shares
Subscriptions	363,208	3,616,019	1,551,583	15,407,172
Fund merger	7,022,434	70,058,256	—	—
Distributions reinvested	46,923	466,427	12,614	125,289
Redemptions	(3,242,256)	(32,128,263)	(488,292)	(4,846,321)
Net increase	4,190,309	42,012,439	1,075,905	10,686,140
Class R shares
Subscriptions	22,027	219,459	250	2,500
Fund merger	351,665	3,520,266	—	—
Distributions reinvested	435	4,332	1	15
Redemptions	(18,044)	(180,088)	—	—
Net increase	356,083	3,563,969	251	2,515
Class R4 shares
Subscriptions	20,638	205,133	252	2,500
Fund merger	449,742	4,480,153	—	—
Distributions reinvested	2,314	22,978	— *	4
Redemptions	(32,082)	(318,758)	—	—
Net increase	440,612	4,389,506	252	2,504
Class W shares
Subscriptions	—	—	264	2,650
Fund merger	503	5,034	—	—
Distributions reinvested	1	2	2	16
Redemptions	—	—	(15)	(150)
Net increase	504	5,036	251	2,516
Class Y shares
Subscriptions	731	7,262	15,742	157,008
Distributions reinvested	3,083	30,665	16,093	160,329
Redemptions	(200,854)	(1,999,817)	(1,031,479)	(10,291,770)
Net decrease	(197,040)	(1,961,890)	(999,644)	(9,974,433)
Class Z shares
Subscriptions	42,985,558	427,551,131	80,659,730	802,780,170
Distributions reinvested	561,232	5,581,299	1,491,180	14,849,498
Redemptions	(36,062,058)	(358,501,257)	(90,950,158)	(905,226,484)
Net increase (decrease)	7,484,732	74,631,173	(8,799,248)	(87,596,816)
Total net increase (decrease)	58,027,324	580,095,690	(7,185,548)	(71,423,953)

* Rounds to less than one share.

(a) Class I, Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) through March 31, 2011. Class R4 shares are for the period from March 7, 2011 (commencement of operations) through March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights – Columbia Short Term Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$9.94		$9.95		$9.47		$9.89		$9.84		$9.75
Income from investment operations:
Net investment income	0.08		0.22		0.32		0.42		0.44		0.40
Net realized and unrealized gain (loss)	(0.04)		0.03		0.49		(0.42)		0.05		0.09
Total from investment operations	0.04		0.25		0.81		—		0.49		0.49
Less distributions to shareholders from:
Net investment income	(0.09)		(0.26)		(0.33)		(0.42)		(0.44)		(0.40)
Total distributions to shareholders	(0.09)		(0.26)		(0.33)		(0.42)		(0.44)		(0.40)
Proceeds from regulatory settlement	—		—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$9.89		$9.94		$9.95		$9.47		$9.89		$9.84
Total return	0.44%		2.57%		8.68%		0.03%		5.13%		5.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88	%(c)	0.82%		0.76%		0.77%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed(d)	0.67	%(c)(e)	0.73	%(e)	0.73	%(e)	0.73	%(e)	0.73	%(e)	0.73	%(e)
Net investment income	1.67	%(c)(e)	2.21	%(e)	3.27	%(e)	4.43	%(e)	4.43	%(e)	4.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$674,090		$263,223		$245,872		$121,914		$76,196		$85,635
Portfolio turnover	37	%(f)	83%		91%		58%		58%		72%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$9.93		$9.94		$9.47		$9.89		$9.84		$9.74
Income from investment operations:
Net investment income	0.04		0.15		0.26		0.35		0.36		0.32
Net realized and unrealized gain (loss)	(0.02)		0.03		0.47		(0.42)		0.06		0.11
Total from investment operations	0.02		0.18		0.73		(0.07)		0.42		0.43
Less distributions to shareholders from:
Net investment income	(0.06)		(0.19)		(0.26)		(0.35)		(0.37)		(0.33)
Total distributions to shareholders	(0.06)		(0.19)		(0.26)		(0.35)		(0.37)		(0.33)
Proceeds from regulatory settlement	—		—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$9.89		$9.93		$9.94		$9.47		$9.89		$9.84
Total return	0.18%		1.80%		7.77%		(0.72%)		4.35%		4.45%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.66	%(c)	1.57%		1.51%		1.52%		1.50%		1.50%
Net expenses after fees waived or expenses reimbursed(d)	1.39	%(c)(e)	1.48	%(e)	1.48	%(e)	1.48	%(e)	1.48	%(e)	1.48	%(e)
Net investment income	0.86	%(c)(e)	1.47	%(e)	2.62	%(e)	3.69	%(e)	3.69	%(e)	3.30	%(e)
Supplemental data
Net assets, end of period (in thousands)	$22,386		$6,100		$9,326		$10,502		$14,035		$20,303
Portfolio turnover	37	%(f)	83%		91%		58%		58%		72%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$9.93		$9.94		$9.46		$9.88		$9.83		$9.74
Income from investment operations:
Net investment income	0.08		0.19		0.29		0.39		0.41		0.37
Net realized and unrealized gain (loss)	(0.05)		0.03		0.49		(0.42)		0.05		0.09
Total from investment operations	0.03		0.22		0.78		(0.03)		0.46		0.46
Less distributions to shareholders from:
Net investment income	(0.08)		(0.23)		(0.30)		(0.39)		(0.41)		(0.37)
Total distributions to shareholders	(0.08)		(0.23)		(0.30)		(0.39)		(0.41)		(0.37)
Proceeds from regulatory settlement	—		—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$9.88		$9.93		$9.94		$9.46		$9.88		$9.83
Total return	0.31%		2.25%		8.35%		(0.29%)		4.80%		4.80%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.59	%(c)	1.57%		1.51%		1.52%		1.50%		1.50%
Net expenses after fees waived or expenses reimbursed(d)	0.92	%(c)(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)
Net investment income	1.53	%(c)(e)	1.90	%(e)	2.90	%(e)	4.12	%(e)	4.12	%(e)	3.75	%(e)
Supplemental data
Net assets, end of period (in thousands)	$137,579		$113,863		$113,038		$35,926		$18,644		$17,598
Portfolio turnover	37	%(f)	83%		91%		58%		58%		72%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

23

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$9.93		$10.00
Income from investment operations:
Net investment income	0.09		0.10
Net realized and unrealized loss	(0.03)		(0.03)
Total from investment operations	0.06		0.07
Less distributions to shareholders from:
Net investment income	(0.11)		(0.14)
Total distributions to shareholders	(0.11)		(0.14)
Net asset value, end of period	$9.88		$9.93
Total return	0.57%		0.73%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.44	%(c)	0.48	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.44	%(c)(e)	0.46	%(c)(e)
Net investment income	1.78	%(c)(e)	1.99	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$52,037		$10,679
Portfolio turnover	37	%(f)	83%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

24

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$9.94		$10.02
Income from investment operations:
Net investment income	0.07		0.07
Net realized and unrealized loss	(0.03)		(0.03)
Total from investment operations	0.04		0.04
Less distributions to shareholders from:
Net investment income	(0.08)		(0.12)
Total distributions to shareholders	(0.08)		(0.12)
Net asset value, end of period	$9.90		$9.94
Total return	0.40%		0.37%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18	%(c)	1.19	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.87	%(c)(e)	1.04	%(c)(e)
Net investment income	1.34	%(c)(e)	1.35	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$3,526		$2
Portfolio turnover	37	%(f)	83%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

25

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class R4
Per share data
Net asset value, beginning of period	$9.92		$9.93
Income from investment operations:
Net investment income (loss)	0.07		(0.03)
Net realized and unrealized gain (loss)	(0.02)		0.04
Total from investment operations	0.05		0.01
Less distributions to shareholders from:
Net investment income	(0.10)		(0.02)
Total distributions to shareholders	(0.10)		(0.02)
Net asset value, end of period	$9.87		$9.92
Total return	0.48%		0.07%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.72	%(c)	0.68	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.71	%(c)(e)	0.66	%(c)(e)
Net investment income (loss)	1.50	%(c)(e)	(4.05	%)(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$4,352		$3
Portfolio turnover	37	%(f)	83%

Notes to Financial Highlights

(a)  For the period from March 07, 2011 (commencement of operations) to March 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

26

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$9.94		$10.02
Income from investment operations:
Net investment income	0.08		0.08
Net realized and unrealized loss	(0.02)		(0.03)
Total from investment operations	0.06		0.05
Less distributions to shareholders from:
Net investment income	(0.10)		(0.13)
Total distributions to shareholders	(0.10)		(0.13)
Net asset value, end of period	$9.90		$9.94
Total return	0.56%		0.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.92	%(c)	0.90	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.64	%(c)(e)	0.77	%(c)(e)
Net investment income	1.68	%(c)(e)	1.67	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$7		$2
Portfolio turnover	37	%(f)	83%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

27

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010(a)
Class Y
Per share data
Net asset value, beginning of period	$9.92		$9.93		$9.70
Income from investment operations:
Net investment income	0.10		0.25		0.24
Net realized and unrealized gain (loss)	(0.04)		0.03		0.23
Total from investment operations	0.06		0.28		0.47
Less distributions to shareholders from:
Net investment income	(0.11)		(0.29)		(0.24)
Total distributions to shareholders	(0.11)		(0.29)		(0.24)
Proceeds from regulatory settlement	—		—		0.00	(b)
Net asset value, end of period	$9.87		$9.92		$9.93
Total return	0.59%		2.84%		4.91%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.44	%(d)	0.47%		0.47	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.44	%(d)(f)	0.45	%(f)	0.47	%(d)(f)
Net investment income	2.05	%(d)(f)	2.51	%(f)	3.39	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$14,148		$16,173		$26,110
Portfolio turnover	37	%(g)	83%		91%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to March 31, 2010.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

28

Financial Highlights (continued) – Columbia Short Term Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$9.92		$9.93		$9.45		$9.87		$9.82		$9.73
Income from investment operations:
Net investment income	0.10		0.24		0.35		0.45		0.46		0.42
Net realized and unrealized gain (loss)	(0.04)		0.04		0.49		(0.43)		0.06		0.09
Total from investment operations	0.06		0.28		0.84		0.02		0.52		0.51
Less distributions to shareholders from:
Net investment income	(0.10)		(0.29)		(0.36)		(0.44)		(0.47)		(0.42)
Total distributions to shareholders	(0.10)		(0.29)		(0.36)		(0.44)		(0.47)		(0.42)
Proceeds from regulatory settlement	—		—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$9.88		$9.92		$9.93		$9.45		$9.87		$9.82
Total return	0.64%		2.82%		8.97%		0.27%		5.39%		5.39%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.61	%(c)	0.57%		0.51%		0.52%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed(d)	0.49	%(c)(e)	0.48	%(e)	0.48	%(e)	0.48	%(e)	0.48	%(e)	0.48	%(e)
Net investment income	1.98	%(c)(e)	2.46	%(e)	3.54	%(e)	4.68	%(e)	4.67	%(e)	4.29	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,001,103		$1,936,070		$2,025,199		$1,133,563		$1,092,555		$857,655
Portfolio turnover	37	%(f)	83%		91%		58%		58%		72%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

29

Notes to Financial Statements – Columbia Short Term Bond Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and Mortgaged backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark

30

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

31

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at September 30, 2011

	Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets—unrealized appreciation on futures contracts	$429,990	*

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$(15,853,228)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$850,147

Volume of Derivative Instruments for the Six Months Ended September 30, 2011

Contracts Opened
Futures Contracts	8,482

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the

32

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Stripped Securities

The Fund may invest in Interest only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives

33

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from

34

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

0.360% to 0.240% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.36% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $3,612.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Effective April 1, 2011, the Fund's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011, the Fund, along with other affiliated funds, paid its pro-rata share of the expenses for the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

35

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.22
Class C	0.15
Class R	0.23
Class R4	0.03
Class W	0.23
Class Y	0.00
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $4,005.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so it does not exceed 0.31% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $59,557 for Class A, $3,802 for Class B and $9,605 for Class C shares for the six months ended September 30, 2011.

36

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.74%
Class B	1.49
Class C	1.49
Class I	0.45
Class R	0.99
Class R4	0.75
Class W	0.74
Class Y	0.49
Class Z	0.49

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $2,983,549,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$40,937,000
Unrealized depreciation	(14,816,000)
Net unrealized appreciation	$26,121,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$991,027
2014	11,783,069
2015	12,691,619
2016	642,768
Total	$26,108,483

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's

37

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $961,959,258 and $1,022,970,547, respectively, for the six months ended September 30, 2011, of which $816,648,468 and $638,492,837, respectively, were U.S. Government securities.

Transactions to realign the Fund's portfolio following the merger as described in Note 10 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $113,307,046 and $45,575,719, respectively.

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through May 16, 2011, these credits reduced total expenses by $75.

38

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

Note 8. Affiliated Money Market Fund

Effective May 16, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At September 30, 2011, one shareholder account owned 53.4% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended September 30, 2011.

Note 11. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Short Duration U.S. Government Fund, a series of RiverSource Government Income Series, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $2,387,447,405 and the combined net assets immediately after the acquisition were $2,949,575,338.

The merger was accomplished by a tax-free exchange of 117,478,834 shares of RiverSource Short Duration U.S. Government Fund valued at $562,127,933 (including $8,317,724 of unrealized appreciation).

In exchange for RiverSource Short Duration U.S. Government Fund shares, the Fund issued the following number of shares:

Shares
Class A	42,517,537
Class B	3,306,318
Class C	2,595,555
Class I	7,022,434
Class R	351,665
Class R4	449,742
Class W	503

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Short Duration U.S. Government Fund's cost of investments was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined

39

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Short Duration U.S. Government Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on Apr. 1, 2011 the Fund's pro-forma net investment income, net loss on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended September 30, 2011 would have been approximately $26.7 million, $(3.4) million, $(8.8) million and $14.5 million, respectively.

Note 12. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice

40

Columbia Short Term Bond Fund, September 30, 2011 (Unaudited)

of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

41

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Short Term Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

45

Columbia Short Term Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1075 C (11/11)

Columbia Short Term Municipal Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	18

Statement of Operations	20

Statement of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	27

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Short Term Municipal Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B	C		Z
Inception	11/02/93		10/12/93	05/19/94		10/07/93
Sales charge	without	with	without	without	with	without
6-month (cumulative)	1.46	0.41	1.08	1.08	0.08	1.59
1-year	1.21	0.16	0.45	0.45	–0.54	1.46
5-year	2.99	2.79	2.23	2.23	2.23	3.25
10-year	2.62	2.52	1.86	1.85	1.85	2.88

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares in the first year after purchase. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 1-3 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.

2The Bank of America Merrill Lynch 1-3 Year Municipal Index tracks the performance of investment grade U.S. tax exempt bonds with remaining terms to final maturities of at least one year and less than three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+1.46%

Class A shares (without sales charge)

+1.30%

Barclays Capital 1-3 Year Municipal Bond Index[1]

+1.37%

BofAML 1-3 Year Municipal Index[2]

Net asset value per share

as of 09/30/11 ($)
Class A	10.54
Class B	10.54
Class C	10.54
Class Z	10.54

Distributions declared per share(2)

04/01/11 – 09/30/11 ($)
Class A	0.08
Class B	0.04
Class C	0.04
Class Z	0.10

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Portfolio Breakdowna

as of 09/30/11 (%)
Municipal Bonds	82.4
Floating Rate Notes	3.5
Municipal Short Term	4.9
Other[b]	9.2

aPercentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

bIncludes Cash Equivalents

Quality Breakdown

as of 09/30/11 (%)
AAA rating	24.4
AA rating	47.4
A rating	25.8
BBB rating	2.4

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-Rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund's investments does not remove market risk.

1

Understanding Your Expenses – Columbia Short Term Municipal Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.60	1,021.30	3.73	3.74	0.74
Class B	1,000.00	1,000.00	1,010.80	1,017.55	7.49	7.52	1.49
Class C	1,000.00	1,000.00	1,010.80	1,017.55	7.49	7.52	1.49
Class Z	1,000.00	1,000.00	1,015.90	1,022.55	2.47	2.48	0.49

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 84.1%
Alabama 0.9%
Alabama Public School & College Authority Refunding Revenue Bonds
Series 2009A 05/01/14	5.000%	$9,000,000	$9,997,380
Chatom Industrial Development Board Refunding Revenue Bonds Powersouth Energy
Series 2010B 08/01/12	4.000%	5,895,000	6,038,543
Mobile Industrial Development Board Revenue Bonds Alabama Power Co. Barry
Series 2007A(a) 06/01/34	4.750%	2,000,000	2,039,860
Total			18,075,783
Alaska 1.0%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund
Series 2010A 04/01/16	5.000%	2,500,000	2,851,850
Borough of North Slope Unlimited General Obligation Bonds
Series 2010A 06/30/12	3.000%	2,500,000	2,551,675
State of Alaska Unlimited General Obligation Bonds
Series 2003A(AGM) 08/01/14	5.000%	14,000,000	15,139,740
Total			20,543,265
Arizona 1.7%
Arizona Health Facilities Authority Revenue Bonds Banner Health
Series 2008D 01/01/12	5.000%	2,000,000	2,023,680
Arizona School Facilities Board Certificate of Participation
Series 2005A-1 (FGIC/NPFGC) 09/01/14	5.000%	10,000,000	10,926,000
Series 2008 09/01/13	5.500%	8,000,000	8,635,280
County of Pima Refunding Revenue Bonds Sewer System
Series 2011A 07/01/12	5.000%	1,000,000	1,032,560
07/01/13	5.000%	1,250,000	1,338,225
Phoenix Civic Improvement Corp. Revenue Bonds Senior Lien
Series 2002B (NPFGC/FGIC) AMT(b) 07/01/17	5.750%	6,000,000	6,149,700

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Arizona (cont.)
State of Arizona Certificate of Participation Department Administration
Series 2010A (AGM) 10/01/15	5.000%	$5,000,000	$5,643,750
Total			35,749,195
Arkansas 0.3%
City of Fayetteville Revenue Bonds
Series 2005B 12/01/11	4.000%	6,830,000	6,873,097
California 11.1%
California Health Facilities Financing Authority(a) Refunding Revenue Bonds St. Joseph Health System
Series 2009C 07/01/34	5.000%	12,000,000	13,254,720
Revenue Bonds
Catholic Healthcare West
Series 2009C 07/01/37	5.000%	15,250,000	15,763,162
Series 2009G 07/01/28	5.000%	3,000,000	3,100,950
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator
Series 2008A 02/01/13	5.000%	11,000,000	11,635,140
California Infrastructure & Economic Development Bank(a) Refunding Revenue Bonds J. Paul Getty Trust
Series 2007A3 10/01/47	2.250%	6,675,000	6,742,551
Pacific Gas & Electric
Series 2010E 11/01/26	2.250%	6,000,000	6,058,920
California Pollution Control Financing Authority Refunding Revenue Bonds South Dakota Gas and Electric
Series 1996A (NPFGC) 06/01/14	5.900%	4,500,000	5,029,785
California Pollution Control Financing Authority(a) Refunding Revenue Bonds BP West Coast Products LLC
Series 2009 12/01/46	2.600%	5,000,000	5,137,800
California State Department of Water Resources Prerefunded 05/01/12 Revenue Bonds
Series 2002A 05/01/14	6.000%	8,250,000	8,610,525
Series 2002A (AMBAC) 05/01/14	5.500%	7,035,000	7,321,817
Revenue Bonds
Series 2002A (AGM) 05/01/12	5.250%	4,200,000	4,322,514

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
California (cont.)
California State Public Works Board Revenue Bonds Various Capital Projects
Subordinated Series 2010A-1 03/01/15	5.000%	$3,000,000	$3,307,500
03/01/16	5.000%	1,325,000	1,478,568
California Statewide Communities Development Authority Revenue Bonds Kaiser Permanente
Series 2009A 04/01/13	5.000%	10,250,000	10,934,905
Proposition 1A Receivables Program
Series 2009 06/15/13	5.000%	20,945,000	22,394,603
California Statewide Communities Development Authority(b) Revenue Bonds Disposal-Republic Services, Inc.
Series 2003A AMT 12/01/12	4.950%	3,000,000	3,128,820
City of Los Angeles Wastewater System Refunding Revenue Bonds
Series 2009A 06/01/12	5.000%	6,040,000	6,231,045
County of Sacramento Revenue Bonds GNMA Mortgage
Series 1998A Escrowed to Maturity AMT(b) 07/01/16	8.000%	12,810,000	16,520,032
Gilroy Unified School District Unlimited General Obligation Bonds
BAN Series 2010 Escrowed to Maturity 04/01/13	5.000%	730,000	780,947
Unrefunded Unlimited General Obligation Bonds
BAN Series 2010 04/01/13	5.000%	8,185,000	8,710,886
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds
Series 2003A-1 06/01/39	6.750%	4,250,000	4,683,245
Long Beach Community College District Unlimited General Obligation Bonds
BAN Series 2010A 01/15/13	9.850%	13,875,000	15,510,030
Los Angeles Department of Airports Refunding Revenue Bonds Ontario International
Series 2006A (NPFGC) AMT 05/15/14	4.750%	3,410,000	3,634,583
M-S-R Public Power Agency Revenue Bonds Subordinated Lien
Series 2011O 07/01/12	2.500%	1,250,000	1,267,000
07/01/14	4.000%	2,300,000	2,459,275
Northern California Power Agency Revenue Bonds
Series 2010A 07/01/15	4.000%	1,355,000	1,476,327

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
California (cont.)
Port of Oakland Refunding Revenue Bonds Intermediate Lien
Series 2007A (NPFGC) AMT(b) 11/01/13	5.000%	$5,610,000	$5,964,889
State of California Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2004A 07/01/15	5.000%	1,170,000	1,319,596
Unlimited General Obligation Bonds Series 2010
11/01/13	4.000%	1,650,000	1,757,085
11/01/14	4.000%	1,250,000	1,363,275
Various Purpose
Series 2005 03/01/15	5.000%	4,000,000	4,516,880
Series 2006 03/01/14	5.000%	4,000,000	4,387,960
Unlimited General Obligation Refunding Bonds Series 2004
12/01/15	5.000%	2,200,000	2,411,200
Unrefunded Unlimited General Obligation Bonds
Series 2004A 07/01/15	5.000%	1,690,000	1,873,078
State of California(a) Unlimited General Obligation Refunding Bonds
Series 2009B 07/01/23	5.000%	14,500,000	16,205,345
Total			229,294,958
Colorado 1.5%
City & County of Denver(b) Revenue Bonds
Subordinated Series 2008-A1 AMT 11/15/11	5.000%	5,000,000	5,029,033
Series 2011A AMT 11/15/15	5.000%	1,500,000	1,680,390
City & County of Denver(b)(c) Revenue Bonds
Series 2011B AMT 11/15/15	5.000%	8,000,000	8,962,080
City of Colorado Springs Refunding Revenue Bonds
Series 2011A 11/15/14	4.000%	5,380,000	5,935,377
Colorado Health Facilities Authority(a) Prerefunded 11/12/13 Revenue Bonds Catholic Health Initiatives
Series 2008D2 10/01/38	5.250%	315,000	346,752
Revenue Bonds
Catholic Health Initiatives
Series 2009B 07/01/39	5.000%	3,000,000	3,149,400
Unrefunded Revenue Bonds
Catholic Health Initiatives
Series 2008D2 10/01/38	5.250%	2,185,000	2,392,291

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Colorado (cont.)
Regional Transportation District Certificate of Participation
Series 2010A 06/01/15	5.000%	$1,420,000	$1,580,829
06/01/16	5.000%	2,010,000	2,263,903
Total			31,340,055
Connecticut 1.9%
Connecticut Housing Finance Authority Revenue Bonds Housing Mortgage Financing Project
Subordinated Series 2008D 05/15/18	4.750%	7,000,000	7,029,330
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co.
Series 2011(a)(c) 09/01/28	1.250%	6,000,000	6,000,000
State of Connecticut Refunding Special Tax Bonds Transportation Infrastructure
Series 2001B (AGM) 10/01/14	5.375%	15,780,000	15,843,751
State of Connecticut(a) Unlimited General Obligation Bonds
Series 2011A 05/15/15	0.660%	11,265,000	11,265,000
Total			40,138,081
Delaware 0.5%
University of Delaware Revenue Bonds
Series 2009A(a) 11/01/37	0.850%	9,500,000	9,528,215
District of Columbia 0.4%
Metropolitan Washington Airports Authority(b) Refunding Revenue Bonds
Series 2010B AMT 10/01/12	5.000%	3,300,000	3,450,216
Revenue Bonds
Series 2007B AMT (AMBAC) 10/01/11	5.000%	5,000,000	5,000,616
Total			8,450,832
Florida 7.6%
Citizens Property Insurance Corp. Refunding Revenue Bonds Senior Secured High Risk
Series 2007A (NPFGC) 03/01/13	5.000%	15,000,000	15,768,900
Citizens Property Insurance Corp.(a) Revenue Bonds High Risk
Series 2010A3 06/01/13	1.910%	10,000,000	10,060,700
City of Jacksonville Revenue Bonds
Series 2010A-1 10/01/16	5.000%	5,000,000	5,789,950

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Florida (cont.)
City of Lakeland Refunding Revenue Bonds
Series 2009(a) 10/01/12	0.910%	$13,475,000	$13,517,716
City of Tampa Revenue Bonds Baycare Health Systems
Series 2010 11/15/16	5.000%	2,000,000	2,282,980
County of Broward Revenue Bonds
Series 1998G (AMBAC) AMT(b) 10/01/11	4.500%	3,300,000	3,300,180
County of Escambia Revenue Bonds Gulf Power Co. Project
1st Series 2009(a) 04/01/39	2.000%	5,000,000	5,035,100
County of Hillsborough Solid Waste & Resource Recovery Revenue Bonds
Series 2006A (AMBAC) AMT(b) 09/01/14	5.000%	3,025,000	3,267,272
County of Lee(b) Refunding Revenue Bonds
Series 2001 (NPFGC) AMT 10/01/12	5.625%	5,285,000	5,285,687
Series 2010A (AGM) AMT 10/01/12	5.000%	1,500,000	1,564,530
County of Miami-Dade Revenue Bonds Miami International Airport
Series 2007C (AGM) AMT(b) 10/01/13	5.000%	3,500,000	3,720,780
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program
Series 2010A (GNMA/FNMA/FHLMC) 07/01/28	5.000%	3,450,000	3,746,666
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund
Series 2011B AMT(b) 06/01/14	5.000%	2,000,000	2,169,360
Florida State Department of Environmental Protection Refunding Revenue Bonds Florida Forever
Series 2011B(c) 07/01/15	5.000%	15,335,000	17,451,690
JEA Refunding Revenue Bonds Issue 2
17th Series 2002 10/01/12	5.250%	4,910,000	4,929,738
JEA(c) Refunding Revenue Bonds Issue 2
Series 2011-23 10/01/17	5.000%	3,000,000	3,551,400

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Florida (cont.)
Kissimmee Utility Authority Prerefunded 10/01/11 Revenue Bonds
Series 2001 (AMBAC) 10/01/14	5.000%	$7,195,000	$7,195,935
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc.
Series 2009 10/01/14	5.000%	2,000,000	2,156,120
Orlando Utilities Commission Refunding Revenue Bonds
Series 2008(a) 10/01/25	3.500%	10,500,000	10,525,515
Palm Beach County School District Refunding Certificate of Participation
Series 2002E (AMBAC) 08/01/12	5.250%	7,625,000	7,904,837
State of Florida Revenue Bonds
Series 2006A (AMBAC) 07/01/12	5.000%	6,150,000	6,363,590
Unlimited General Obligation Refunding Bonds Capital Outlay
Series 2009D 06/01/14	5.000%	16,460,000	18,342,366
University Athletic Association, Inc. Revenue Bonds
Series 2006 10/01/31	3.800%	3,510,000	3,510,000
Total			157,441,012
Georgia 2.3%
Burke County Development Authority Revenue Bonds Vogtle Project
4th Series 1994(a) 10/01/32	3.750%	16,995,000	17,145,066
City of Atlanta Refunding Revenue Bonds
Series 2003D (FGIC/NPFGC) AMT(b) 01/01/15	5.250%	5,000,000	5,350,350
County of Douglas Unlimited General Obligation Bonds Sales Tax
Series 2011 08/01/12	5.000%	4,000,000	4,158,600
Gwinnett County School District Unlimited General Obligation Bonds
Series 2007 02/01/13	5.000%	5,485,000	5,825,783
Municipal Electric Authority of Georgia Revenue Bonds Project One
Subordinated Series 2008A 01/01/12	5.000%	2,000,000	2,023,460
Series 1998Y (AGM) 01/01/17	6.500%	100,000	113,133

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Georgia (cont.)
Unrefunded Revenue Bonds
Series 1998Y (AGM) 01/01/17	6.500%	$6,200,000	$7,159,140
Public Gas Partners, Inc. Revenue Bonds
Series 2009A 10/01/12	5.000%	2,300,000	2,376,544
10/01/14	5.000%	3,630,000	3,914,991
Total			48,067,067
Hawaii 0.4%
State of Hawaii Refunding Revenue Bonds
Series 2010B AMT(b) 07/01/15	5.000%	7,000,000	7,783,580
Idaho 0.3%
Idaho Housing & Finance Association Revenue Bonds
Series 2011 08/15/13	4.000%	5,525,000	5,872,578
Illinois 5.7%
Chicago Board of Education Unlimited General Obligation Refunding Bonds
Series 2010F 12/01/15	5.000%	2,000,000	2,231,340
Chicago Board of Education(d) Unlimited General Obligation Bonds Capital Appreciation School Reform
Series 2009A (NPFGC/FGIC) 12/01/11	0.000%	4,500,000	4,491,855
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform
Series 1999B (NPFGC/FGIC) 12/01/15	5.250%	3,165,000	3,544,926
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309
Series 2008A 06/01/12	5.000%	3,650,000	3,740,447
City of Chicago Midway Airport Revenue Bonds 2nd Lien
Series 2010B(a) 01/01/34	5.000%	5,500,000	6,037,020
City of Chicago Wastewater Transmission Refunding Revenue Bonds
Series 1993 (NPFGC/FGIC) 01/01/13	5.375%	1,870,000	1,903,342
County of Cook Unlimited General Obligation Bonds Capital Equipment
Series 2009D 11/15/14	5.000%	3,000,000	3,331,380
Unlimited General Obligation Refunding Bonds Series 2009C
11/15/12	5.000%	4,000,000	4,184,920

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Illinois (cont.)
Illinois Finance Authority Revenue Bonds Art Institute of Chicago
Series 2010A 03/01/15	5.000%	$3,200,000	$3,590,016
Series 2010B 07/01/15	4.000%	13,850,000	14,525,326
Northwestern Memorial Hospital
Series 2009A 08/15/12	5.000%	5,130,000	5,334,123
08/15/13	5.000%	3,500,000	3,767,540
Illinois Finance Authority(a) Revenue Bonds Advocate Health Care
Series 2008A-3 11/01/30	3.875%	2,250,000	2,296,800
University of Chicago
Series 1998 07/01/25	3.375%	5,650,000	5,969,338
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds Capital Appreciation-McCormick
Series 1996A (NPFGC)(d) 12/15/11	0.000%	6,500,000	6,480,565
Railsplitter Tobacco Settlement Authority Revenue Bonds
Series 2010 06/01/12	4.000%	3,500,000	3,569,370
06/01/15	5.000%	3,615,000	4,023,893
State of Illinois Unlimited General Obligation Bonds
1st Series 2002 (NPFGC) 10/01/14	5.250%	5,000,000	5,247,100
07/01/16	5.375%	4,880,000	5,039,625
Series 2004B 03/01/12	5.000%	5,000,000	5,085,600
Unlimited General Obligation Refunding Bonds 1st Series 2002 (NPFGC)
08/01/16	5.500%	6,700,000	6,950,111
Series 2010 01/01/16	5.000%	10,000,000	11,113,300
Series 2010 (AGM) 01/01/16	5.000%	4,250,000	4,741,470
Total			117,199,407
Indiana 2.0%
City of Whiting Revenue Bonds BP Products North America, Inc.
Series 2008(a) 06/01/44	2.800%	13,250,000	13,653,595
County of St. Joseph Revenue Bonds University of Notre Dame
Series 2005(a) 03/01/40	3.875%	6,700,000	6,798,289

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Indiana (cont.)
Indiana Finance Authority Revenue Bonds
Series 2011C 2nd Lien-CWA 10/01/16	3.000%	$10,000,000	$10,467,500
Indiana Health Facility Financing Authority Revenue Bonds Ascension Health Credit Group
Series 2001(a) 11/15/36	3.750%	9,675,000	9,783,553
Total			40,702,937
Iowa 0.4%
Iowa Finance Authority Revenue Bonds Genesis Health System
Series 2010 07/01/15	5.000%	1,075,000	1,190,186
07/01/16	5.000%	1,150,000	1,293,969
Iowa Finance Authority(a) Revenue Bonds
Series 2009F 08/15/39	5.000%	5,100,000	5,288,190
Total			7,772,345
Kansas 0.6%
Kansas Development Finance Authority Revenue Bonds Comprehensive Rehab Project
Series 2004F (AMBAC) 10/01/11	5.250%	2,250,000	2,250,302
Kansas State Department of Transportation Refunding Revenue Bonds
Series 2003A 09/01/12	5.000%	8,000,000	8,345,920
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien
Series 2010(d) 06/01/21	0.000%	4,100,000	2,436,097
Total			13,032,319
Kentucky 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health
Series 2009B(a) 05/01/39	5.000%	2,000,000	2,235,880
Louisville Regional Airport Authority Revenue Bonds
Series 2008 (AGM) AMT(b) 07/01/12	5.000%	2,935,000	3,032,736
Total			5,268,616

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Louisiana 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project
Series 2009A 10/01/14	4.000%	$1,545,000	$1,664,042
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol
Series 2010A 05/01/16	5.000%	4,505,000	5,073,306
Louisiana Offshore Terminal Authority(a) Revenue Bonds Loop LLC Project
Series 2007B-1A 10/01/37	1.600%	3,350,000	3,366,482
Series 2010B-1 10/01/40	1.875%	3,500,000	3,536,540
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana
Series 2010B 11/01/15	2.875%	2,750,000	2,809,785
Louisiana Public Facilities Authority(a) Revenue Bonds Cleco Power LLC Project
Series 2008 12/01/38	7.000%	4,000,000	4,035,240
Orleans Parish Parishwide School District Unlimited General Obligation Refunding Bonds
Series 2010 (AGM) 09/01/15	4.000%	8,240,000	8,959,846
09/01/16	5.000%	3,785,000	4,310,623
Regional Transit Authority Revenue Bonds Sales Tax
Series 2010 (AGM) 12/01/15	4.000%	1,150,000	1,267,277
12/01/16	4.000%	1,000,000	1,108,740
State of Louisiana Unlimited General Obligation Refunding Bonds
Series 2005A (NPFGC) 08/01/12	5.000%	10,000,000	10,395,800
State of Louisiana(a) Revenue Bonds 2nd Lien
Series 2010A-1 05/01/43	0.910%	21,250,000	21,285,063
Total			67,812,744
Maine 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
Series 2010B 07/01/15	5.000%	3,455,000	3,853,707
07/01/16	4.000%	3,555,000	3,834,672
Total			7,688,379

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Maryland 0.8%
County of Montgomery Unlimited General Obligation Bonds
Series 2011A 07/01/12	2.000%	$10,985,000	$11,130,332
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Johns Hopkins Health System
Series 2008(a) 05/15/42	5.000%	4,450,000	4,476,433
Total			15,606,765
Massachusetts 4.3%
Commonwealth of Massachusetts(a) Unlimited General Obligation Bonds
Series 2010A 02/01/13	0.540%	14,500,000	14,508,845
02/01/14	0.690%	5,050,000	5,054,394
Unlimited General Obligation Refunding Bonds Series 2011A
02/01/14	0.640%	5,400,000	5,400,000
02/01/15	0.820%	2,000,000	2,000,000
Massachusetts Development Finance Agency Revenue Bonds Boston College
Series 2010R-1 07/01/12	5.000%	1,000,000	1,035,540
Boston University
Series 2009V-2 10/01/14	2.875%	4,975,000	5,210,566
Massachusetts Development Finance Agency(a) Revenue Bonds Partners Healthcare
Series 2011K-3 07/01/38	0.810%	7,470,000	7,453,192
Williams College
Series 2011N 07/01/41	0.660%	11,250,000	11,272,725
Massachusetts Educational Financing Authority Revenue Bonds
Series 2009I 01/01/16	5.250%	12,500,000	13,915,625
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup
Series 2008E-2 07/01/12	5.000%	2,500,000	2,574,775
Massachusetts Port Authority(b) Refunding Revenue Bonds
Series 2010E AMT 07/01/14	5.000%	5,000,000	5,468,650
07/01/15	5.000%	4,000,000	4,474,720
Massachusetts School Building Authority Revenue Bonds
Series 2005A (AGM) 08/15/12	5.000%	6,100,000	6,352,784

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (cont.)
University of Massachusetts Building Authority Refunding Revenue Bonds
Senior Series 2005-2 (AMBAC) 11/01/15	5.000%	$3,000,000	$3,439,140
Total			88,160,956
Michigan 2.6%
Kent Hospital Finance Authority Revenue Bonds Spectrum Health
Series 2008A(a) 01/15/47	5.000%	1,300,000	1,317,550
Michigan State Building Authority Refunding Revenue Bonds Facilities Program
Series 2005I (AMBAC)(a) 10/15/29	5.000%	12,000,000	12,023,880
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group
Series 2010 11/15/15	5.000%	2,000,000	2,275,520
Michigan Strategic Fund Refunding Revenue Bonds Dow Chemical
Series 2003B-1 06/01/14	6.250%	7,000,000	7,769,510
Michigan Strategic Fund(a) Refunding Revenue Bonds Detroit Edision
Series 2009 08/01/24	3.050%	5,000,000	5,112,600
State of Michigan Prerefunded 11/01/11 Revenue Bonds
Series 2001A (AGM) 11/01/13	5.500%	7,345,000	7,378,567
Unlimited General Obligation Bonds Environmental Program
Series 2008A 05/01/12	5.000%	3,670,000	3,766,961
Wayne County Airport Authority Refunding Revenue Bonds
Detroit Metro Airport
Series 2010C 12/01/14	5.000%	12,805,000	13,918,267
Total			53,562,855
Minnesota 1.0%
Dakota & Washington Counties Housing & Redevelopment Authority Revenue Bonds Single Family-Residential
Series 1988 Escrowed to Maturity (GNMA) AMT(b) 03/01/13	7.950%	8,000,000	8,830,000
Minneapolis-St Paul Metropolitan Airports Commission(b) Refunding Revenue Bonds
Senior Series 2009B AMT 01/01/14	5.000%	2,055,000	2,223,695
Subordinated Series 2010D AMT 01/01/16	5.000%	5,160,000	5,710,159

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (cont.)
Minnesota Municipal Power Agency Revenue Bonds
Series 2010B 10/01/13	4.000%	$3,000,000	$3,042,270
Total			19,806,124
Mississippi 0.4%
State of Mississippi Prerefunded 11/01/12 Unlimited General Obligation Bonds Capital Improvement
Series 2002 (FGIC) 11/01/13	5.250%	7,925,000	8,344,946
Missouri 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds Metrolink Cross County Project
Series 2002B (AGM) 10/01/15	5.250%	10,500,000	11,289,600
Missouri State Board of Public Buildings Refunding Revenue Bonds
Series 2011A 10/01/16	3.000%	6,195,000	6,711,353
Total			18,000,953
Nebraska 0.2%
City of Lincoln Electric System Refunding Revenue Bonds
Series 2002 09/01/14	5.000%	5,000,000	5,205,800
Nevada 0.9%
City of Reno Revenue Bonds Renown Regional Medical Center Project
Series 2007A 06/01/12	5.000%	815,000	829,792
06/01/13	5.000%	500,000	519,090
County of Clark Limited General Obligation Bonds
Series 2002 (NPFGC)
Bond Bank 06/01/16	5.250%	4,285,000	4,517,504
Refunding Revenue Bonds
Las Vegas Mccarran
Series 2010 07/01/12	3.000%	2,000,000	2,032,500
Revenue Bonds
Subordinated Lien Notes
Series 2010-E2 07/01/12	5.000%	9,965,000	10,309,889
Total			18,208,775
New Hampshire 0.3%
New Hampshire Business Finance Authority(a)(b) Refunding Revenue Bonds The United Illuminating Co.
Series 2009A AMT 12/01/29	6.875%	2,000,000	2,037,520

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire (cont.)
Revenue Bonds
United Illuminating Co. Project
Series 2009 AMT 07/01/27	7.125%	$4,000,000	$4,078,560
Total			6,116,080
New Jersey 1.8%
New Jersey Building Authority Refunding Revenue Bonds
Series 2007B 06/15/13	5.000%	8,205,000	8,787,555
New Jersey Economic Development Authority Revenue Bonds Capital Appreciation-Economic Recovery
Series 1992A(d) 03/15/13	0.000%	4,500,000	4,403,520
Salem County Utilities Authority Refunding Revenue Bonds Electric Gas
Series 2003A(a) 05/01/28	0.950%	4,500,000	4,501,575
State of New Jersey Certificate of Participation
Series 2004A Equipment Lease Purchase 06/15/15	5.000%	3,000,000	3,222,960
Unlimited General Obligation Refunding Bonds Series 2010S
02/15/13	5.000%	10,000,000	10,614,400
Tobacco Settlement Financing Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds
Series 2002 06/01/42	6.125%	6,425,000	6,675,961
Total			38,205,971
New Mexico 0.8%
Inc County of Los Alamos Revenue Bonds
Series 2004A (AGM) 07/01/15	5.000%	2,555,000	2,692,868
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan
Senior Series 2009C AMT(b) 09/01/14	3.900%	4,890,000	5,170,686
State of New Mexico Revenue Bonds
Series 2009A 07/01/14	5.000%	7,895,000	8,851,163
Total			16,714,717
New York 9.5%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon
Series 2009A 01/01/13	5.000%	1,500,000	1,570,245
01/01/14	5.000%	2,000,000	2,153,980

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New York (cont.)
Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds
Series 2005(a) 01/01/25	2.625%	$10,440,000	$10,749,755
City of New York Unlimited General Obligation Bonds Fiscal 2008
Series 2007A-1 08/01/12	5.000%	3,000,000	3,118,230
Series 2005G 08/01/18	5.000%	3,650,000	4,140,085
Series 2005J (FGIC) 03/01/16	5.000%	8,000,000	9,011,120
Series 2005O 06/01/14	5.000%	4,250,000	4,733,012
Series 2009E 08/01/15	5.000%	3,500,000	4,023,845
Housing Development Corp. Revenue Bonds
Series 2009C-2 11/01/11	5.000%	10,000,000	10,036,354
Long Island Power Authority Revenue Bonds
Series 2003B 06/01/13	5.250%	4,250,000	4,567,900
Metropolitan Transportation Authority Revenue Bonds
Series 2003B (NPFGC/FGIC) 11/15/16	5.250%	4,500,000	4,802,085
Metropolitan Transportation Authority(a) Revenue Bonds Mandatory Tender
Series 2008B 11/15/16	5.000%	20,150,000	20,259,213
New York City Health & Hospital Corp. Revenue Bonds Health System
Series 2010A 02/15/15	5.000%	4,500,000	5,020,785
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured
Series 2009A Escrowed to Maturity 11/01/11	5.000%	3,470,000	3,484,727
Subordinated Series 2009C-1 08/01/14	5.000%	6,795,000	7,635,066
Subordinated Series 2011E 11/01/12	4.000%	7,000,000	7,285,810
New York State Dormitory Authority Refunding Revenue Bonds Department of Health
Series 2004 (NPFGC/FGIC) 07/01/14	5.000%	3,660,000	4,039,103
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2009 02/15/13	5.000%	13,505,000	14,296,258

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New York (cont.)
Mount Sinai School of Medicine
Series 2010A 07/01/12	5.000%	$1,000,000	$1,028,680
07/01/15	5.000%	1,000,000	1,104,860
07/01/16	5.000%	2,000,000	2,228,860
Municipal Facilities Health-Lease NYC
Series 2008-1 01/15/14	5.000%	6,300,000	6,786,738
New York State Dormitory Authority(a) Revenue Bonds State University Educational Facilities-Third General Resolution
Series 2002B (NPFGC/FGIC) 11/15/29	5.250%	10,000,000	10,288,000
New York State Housing Finance Agency Refunding Revenue Bonds Consolidated
Series 2011A 09/15/13	5.000%	5,000,000	5,426,000
New York State Thruway Authority Refunding Revenue Bonds Bridge Service Contract
Series 2008 04/01/12	5.000%	5,245,000	5,366,054
Port Authority of New York & New Jersey(b) Revenue Bonds Consolidated 127th
Series 2002 (AMBAC) AMT 12/15/16	5.500%	3,630,000	3,752,803
Consolidated 131s
Series 2003 (CIFG/TCRS) AMT 12/15/16	5.000%	10,000,000	10,623,400
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds
Series 2011B 06/01/14	5.000%	7,950,000	8,755,335
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds
Series 2002B 11/15/16	5.250%	10,000,000	10,539,700
United Nations Development Corp. Refunding Revenue Bonds
Series 2009A 07/01/12	4.000%	3,925,000	4,034,390
07/01/13	4.500%	2,200,000	2,352,152
07/01/14	5.000%	2,000,000	2,225,320
Total			195,439,865
North Carolina 0.5%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds
Series 2003F 01/01/13	5.375%	7,000,000	7,392,000
North Carolina Municipal Power Agency No. 1 Revenue Bonds
Series 2003A (AMBAC) 01/01/15	5.250%	2,000,000	2,098,320
Total			9,490,320

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
North Dakota 0.9%
City of Fargo Revenue Bonds
Certificates of Indebtedness
Series 2009D 11/01/11	3.000%	$5,040,000	$5,051,871
County of McLean Revenue Bonds Great River Energy
Series 2010C AMT(a)(b) 07/01/38	3.500%	13,000,000	13,472,030
Total			18,523,901
Ohio 2.5%
County of Franklin Refunding Revenue Bonds
Series 2003C (NPFGC) Ohiohealth Corp. 05/15/15	5.250%	3,420,000	3,645,686
05/15/16	5.250%	4,090,000	4,349,633
County of Franklin(a) Refunding Revenue Bonds Ohiohealth Corp.
Series 2011B 11/15/33	2.000%	5,000,000	5,062,550
County of Lorain Revenue Bonds Catholic HealthCare Partners
Series 2002 10/01/16	5.500%	2,665,000	2,778,076
Ohio Air Quality Development Authority(a) Refunding Revenue Bonds Ohio Power Co.
Series 2010A 06/01/41	3.250%	6,150,000	6,386,098
Ohio Air Quality Development Authority(a)(b) Refunding Revenue Bonds Ohio Power Co. Galvin
Series 2010A AMT 12/01/27	2.875%	3,130,000	3,219,080
Ohio Housing Finance Agency Revenue Bonds
Series 2010-1 11/01/28	5.000%	3,935,000	4,316,262
Ohio State Building Authority Prerefunded 04/01/13 Revenue Bonds State Facilities-Administration Building Fund
Series 2003A (AGM) 04/01/15	5.000%	2,080,000	2,223,853
State of Ohio Revenue Bonds
Series 2008-1 06/15/12	5.000%	2,200,000	2,271,940
Unlimited General Obligation Refunding Bonds Common Schools
Series 2009C 09/15/14	5.000%	15,000,000	16,917,750
Total			51,170,928

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Oklahoma 0.1%
Tulsa County Industrial Authority Revenue Bonds Jenks Public Schools
Series 2009 09/01/13	4.000%	$1,000,000	$1,063,990
09/01/14	5.500%	1,280,000	1,454,042
Total			2,518,032
Oregon 0.8%
Oregon State Department of Administrative Services Certificate of Participation
Series 2009A 05/01/14	5.000%	3,125,000	3,462,562
Refunding Certificate of Participation
Series 2002B (NPFGC) 05/01/15	5.250%	6,020,000	6,185,189
05/01/16	5.250%	6,085,000	6,250,147
Total			15,897,898
Pennsylvania 1.3%
Delaware Valley Regional Financial Authority Revenue Bonds
Series 2002 07/01/12	5.500%	6,000,000	6,163,440
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center
Series 2010E 05/15/15	5.000%	4,250,000	4,789,367
Pennsylvania Turnpike Commission(a) Revenue Bonds
Series 2009C 12/01/12	0.780%	10,000,000	10,027,900
Series 2011B 06/01/14	0.810%	3,000,000	3,000,330
Southeastern Pennsylvania Transportation Authority Revenue Bonds
Series 2011
Capital Grant Receipts 06/01/13	3.000%	750,000	777,008
06/01/13	5.000%	800,000	855,280
06/01/14	3.000%	1,000,000	1,048,330
06/01/14	5.000%	430,000	473,318
Total			27,134,973
Rhode Island 0.3%
Rhode Island Convention Center Authority Refunding Revenue Bonds
Series 2003A (AGM) 05/15/16	5.000%	5,610,000	5,911,033
South Carolina 0.4%
Greenville County School District Prerefunded 12/01/12 Revenue Bonds Building Equity Sooner Tomorrow
Series 2002 12/01/16	5.875%	5,475,000	5,886,720

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (cont.)
South Carolina State Public Service Authority Revenue Bonds Santee Cooper
Series 2009E 01/01/14	5.000%	$1,500,000	$1,648,515
Total			7,535,235
Tennessee 0.6%
County of Rutherford Unlimited General Obligation Bonds Capital Outlay Notes
Series 2009 04/01/12	4.000%	10,000,000	10,184,000
Memphis-Shelby County Airport Authority(b) Refunding Revenue Bonds
Series 2010B AMT 07/01/15	4.000%	2,060,000	2,185,928
07/01/16	5.000%	1,000,000	1,107,320
Total			13,477,248
Texas 4.0%
City of Dallas Refunding Revenue Bonds
Series 2007 (AMBAC) 10/01/12	5.000%	5,000,000	5,235,400
City of Houston Prerefunded 03/01/12 Limited General Obligation Bonds Public Improvement
Series 2002 (NPFGC) 03/01/19	5.250%	3,750,000	3,826,050
Prerefunded 07/01/12 Revenue Bonds
Subordinated Lien
Series 2002 (AGM) 07/01/13	5.500%	6,330,000	6,581,744
City of Houston(b) Refunding Revenue Bonds Suborinated Lien
Series 2011A AMT 07/01/14	5.000%	5,000,000	5,406,650
City of Houston(d) Refunding Revenue Bonds Compound Interest
Series 1991C (AMBAC) 12/01/11	0.000%	5,000,000	4,997,350
City of Lubbock Limited General Obligation Bonds Waterworks
Series 2011 02/15/15	5.000%	1,250,000	1,424,688
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America
Series 2007(a) 01/01/42	2.300%	2,950,000	3,003,070
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Memorial Hermann Hospital
Series 2010A 06/01/12	4.000%	1,000,000	1,020,750

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Texas (cont.)
Harris County Cultural Education Facilities Finance Corp.(a) Refunding Revenue Bonds Methodist Hospital System
Series 2009B-1 12/01/28	5.000%	$10,000,000	$10,306,800
Lower Colorado River Authority Refunding Revenue Bonds
Series 2010 05/15/14	5.000%	2,230,000	2,475,255
05/15/15	5.000%	4,000,000	4,560,800
Lubbock Health Facilities Development Corp. Refunding Revenue Bonds St. Joseph Health System
Series 2008A(a) 07/01/30	3.050%	4,745,000	4,835,440
North Texas Tollway Authority Revenue Bonds 1st Tier
Series 2009A 01/01/13	5.000%	1,300,000	1,361,724
Plano Independent School District Unlimited General Obligation Bonds
Series 2002 (Permanent School Fund Guarantee) 02/15/12	5.000%	3,335,000	3,395,597
Unlimited General Obligation Refunding Bonds Series 2004 (Permanent School Fund Guarantee)
02/15/12	5.000%	7,000,000	7,127,190
Port of Houston Authority Unlimited General Obligation Bonds Port Improvement
Series 2001B (NPFGC/FGIC) AMT(b) 10/01/13	5.500%	2,515,000	2,525,060
State of Texas(b) Unlimited General Obligation Refunding Bonds College Student Loan
Series 2010 AMT 08/01/15	5.000%	5,775,000	6,568,254
Series 2011B AMT 08/01/13	5.000%	1,000,000	1,076,640
Texas Public Finance Authority Revenue Bonds Unemployment Compensation
Series 2010A 07/01/12	5.000%	3,100,000	3,210,887
Texas Transportation Commission Revenue Bonds 1st Tier
Series 2006A 04/01/12	5.000%	3,000,000	3,071,850
Total			82,011,199
Utah 1.0%
City of Riverton Revenue Bonds IHC Health Services, Inc.
Series 2009 08/15/13	5.000%	1,400,000	1,514,254

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Utah (cont.)
Intermountain Power Agency Refunding Revenue Bonds
Series 2009A 07/01/13	5.000%	$10,000,000	$10,729,500
State of Utah Unlimited General Obligation Bonds
Series 2009C 07/01/14	5.000%	2,500,000	2,809,375
Series 2010A 07/01/12	5.000%	6,180,000	6,402,047
Total			21,455,176
Virgin Islands 0.3%
Virgin Islands Public Finance Authority(e) Refunding Revenue Bonds Senior Lien
Series 2009B 10/01/11	5.000%	2,500,000	2,500,233
10/01/12	5.000%	4,145,000	4,271,920
Total			6,772,153
Virginia 1.2%
City of Norfolk Unlimited General Obligation Bonds
BAN Series 2011A 01/01/14	3.000%	3,250,000	3,313,440
County of Pittsylvania Unlimited General Obligation Refunding Bonds
Series 2010A 07/15/13	3.500%	3,000,000	3,008,100
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project
Series 2003(a) 10/01/33	2.375%	3,335,000	3,335,000
Roanoke Economic Development Authority Revenue Bonds Carilion Health System
Series 2002A (NPFGC) 07/01/16	5.500%	1,500,000	1,541,730
07/01/17	5.500%	1,945,000	1,999,110
Virginia College Building Authority Revenue Bonds
Series 2011A 21st Century College & Equipment 02/01/13	3.000%	7,690,000	7,961,918
York County Economic Development Authority Refunding Revenue Bonds
Virginia Electric & Power
Series 2009A(a) 05/01/33	4.050%	3,500,000	3,725,260
Total			24,884,558
Washington 1.9%
City of Seattle Improvement Refunding Revenue Bonds
Series 2004 (AGM) 08/01/15	5.000%	6,000,000	6,720,120

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Washington (cont.)
Clark County Public Utility District No. 1 Refunding Revenue Bonds
Series 2010 01/01/15	5.000%	$2,900,000	$3,225,873
County of King Sewer Prerefunded 01/01/12 Revenue Bonds
Series 2002B (AGM) 01/01/14	5.500%	2,000,000	2,026,560
Energy Northwest Refunding Revenue Bonds Project No. 1
Series 2002A (NPFGC) 07/01/15	5.500%	5,000,000	5,188,350
Series 1992A 07/01/12	6.300%	9,000,000	9,405,900
Port of Seattle(b) Refunding Revenue Bonds
Series 2010B AMT 12/01/15	5.000%	5,500,000	6,166,600
Revenue Bonds
Series 2007B (AGM/AMBAC) AMT 10/01/11	5.000%	5,580,000	5,580,696
Washington State Housing Finance Commission Revenue Bonds
Series 2010A (GNMA/FNMA/FHLMC) 10/01/28	4.700%	1,420,000	1,527,594
Total			39,841,693
West Virginia 0.8%
County of Mason Revenue Bonds Appalachian Power Co.
Series 2003(a)(c) 10/01/22	2.000%	8,000,000	8,002,320
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project
Series 2011A AMT(a)(b) 08/01/12	2.000%	4,000,000	4,034,280
West Virginia University Revenue Bonds
West Virginia University Projects
Series 2011C(c)(d) 10/01/41	0.000%	4,000,000	4,000,960
Total			16,037,560
Wisconsin 1.4%
Badger Tobacco Asset Securitization Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds
Series 2002 06/01/17	6.000%	20,000,000	20,745,200
06/01/27	6.125%	7,000,000	7,266,630
Total			28,011,830
Total Municipal Bonds (Cost: $1,702,812,963)			$1,732,682,009

Issue Description	Effective Yield	Amount Payable at Maturity	Value
Floating Rate Notes 3.6%
Colorado 0.5%
City of Colorado Springs Refunding Revenue Bonds
Series 2004 (Citibank)(a)(f) 11/01/23	0.150%	$10,000,000	$10,000,000
Indiana 0.6%
Indiana Development Finance Authority Revenue Bonds PSI Energy, Inc. Projects
VRDN Series 2003A AMT(a)(b) 12/01/38	0.460%	12,000,000	12,000,000
Iowa 0.5%
Iowa Finance Authority Revenue Bonds Multi-family Housing Village Court Associates
Series 1985B(a) 11/01/35	0.300%	10,000,000	10,000,000
Massachusetts 0.3%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Lowell General Hospital
VRDN Series 2010D (JP Morgan Chase Bank)(a)(f) 07/01/44	0.120%	6,000,000	6,000,000
New York 0.4%
Clinton County Industrial Development Agency Revenue Bonds Champlain Valley Hospital Project
VRDN Series 2006A (Keybank)(a)(f) 07/01/17	0.260%	7,520,000	7,520,000
Ohio 0.8%
Ohio Higher Educational Facility Commission Revenue Bonds Pooled Program
VRDN Series 2006 (Fifth Third Bank)(a)(f) 09/01/36	0.400%	17,075,000	17,075,000
Wisconsin 0.5%
Wisconsin Health & Educational Facilities Authority(a)(f) Revenue Bonds 16th Street Community Health Center
Series 2006 (JP Morgan Chase Bank) 01/01/36	0.150%	5,565,000	5,565,000
Indian Community School of Milwaukee
Series 2006 (JP Morgan Chase Bank) 01/01/36	0.150%	6,000,000	6,000,000
Total			11,565,000
Total Floating Rate Notes (Cost: $74,160,000)			74,160,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Short Term 5.0%
California 0.9%
Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Projects
Series 2010 05/01/12	4.000%	$10,000,000	$10,201,100
State of California Revenue Notes
RAN Series 2011-A2 06/26/12	2.000%	8,000,000	8,098,480
Total			18,299,580
Massachusetts 0.9%
Town of Winchester
BAN Series 2011 07/06/12	2.000%	10,000,000	10,132,400
Wachusett Regional School District Limited General Obligation Notes
RAN Series 2011 06/29/12	2.000%	9,000,000	9,092,880
Total			19,225,280
New Jersey 0.6%
Hudson County Improvement Authority Revenue Notes
Series 2011 08/17/12	2.000%	12,375,000	12,521,272
New York 1.4%
County of Nassau Government Obligation Unlimited Notes
RAN Series 2011A 03/30/12	3.000%	8,000,000	8,106,480
Erie County Fiscal Stability Authority Revenue Notes
BAN Series 2011A 07/31/12	1.500%	8,000,000	8,075,200

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Short Term (continued)
New York (cont.)
Hannibal Central School District Unlimited General Obligation Notes
BAN Series 2011 06/29/12	2.000%	$11,470,000	$11,590,894
Total			27,772,574
Ohio 0.2%
City of Cleveland Revenue Notes
Series 2011 Subordinated Lien 07/26/12	1.000%	4,000,000	4,018,280
Texas 1.0%
County of Harris Limited General Obligation Notes
TAN Series 2011 02/29/12	2.500%	20,000,000	20,195,200
Total Municipal Short Term (Cost: $101,865,944)			102,032,186
		Shares	Value
Money Market Fund 9.4%
JPMorgan Tax-Free Money Market Fund, 0.010%(g)		193,535,411	$193,535,411
Total Money Market Fund (Cost: $193,535,411)			$193,535,411
Total Investments (Cost: $2,072,374,318)			$2,102,409,606
Other Assets & Liabilities, Net			(42,810,716)
Total Net Assets			$2,059,598,890

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(b)  At September 30, 2011, the value of securities subject to alternative minimum tax represented 10.05% of net assets.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  Zero coupon bond.

(e)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2011, the value of these securities amounted to $6,772,153 or 0.33% of net assets.

(f)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g)  The rate shown is the seven-day current annualized yield at September 30, 2011.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

Abbreviation Legend (continued)

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$1,732,682,009	$—	$1,732,682,009
Total Bonds	—	1,732,682,009	—	1,732,682,009
Short Term Securities
Floating Rate Notes	—	74,160,000	—	74,160,000
Municipal Short Term	—	102,032,186	—	102,032,186
Total Short Term Securities	—	176,192,186	—	176,192,186
Other
Unaffiliated Money Market Fund(c)	193,535,411	—	—	193,535,411
Total Other	193,535,411	—	—	193,535,411
Total	$193,535,411	$1,908,874,195	$—	$2,102,409,606

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Statement of Assets and Liabilities – Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $2,072,374,318)	$2,102,409,606
Receivable for:
Capital shares sold	2,923,299
Investments sold	40,940
Interest	21,715,928
Expense reimbursement due from Investment Manager	4,809
Prepaid expense	52,194
Total assets	2,127,146,776
Liabilities
Payable for:
Investments purchased	11,410,120
Investments purchased on a delayed delivery basis	48,031,382
Capital shares purchased	4,795,262
Dividend distributions to shareholders	2,684,118
Investment management fees	20,136
Distribution and service fees	2,696
Transfer agent fees	313,279
Administration fees	3,587
Other expenses	287,306
Total liabilities	67,547,886
Net assets applicable to outstanding capital stock	$2,059,598,890

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Statement of Assets and Liabilities (continued) – Columbia Short Term Municipal Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$2,038,436,766
Undistributed net investment income	2,260,575
Accumulated net realized loss	(11,133,739)
Unrealized appreciation (depreciation) on:
Investments	30,035,288
Total — representing net assets applicable to outstanding capital stock	$2,059,598,890
Net assets applicable to outstanding shares
Class A	$241,658,152
Class B	$242,298
Class C	$37,323,047
Class Z	$1,780,375,393
Shares outstanding
Class A	22,925,235
Class B	22,984
Class C	3,540,292
Class Z	168,881,074
Net asset value per share
Class A(a)	$10.54
Class B	$10.54
Class C	$10.54
Class Z	$10.54

(a)  The maximum offering price per share for Class A is $10.65. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 1.00%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Statement of Operations – Columbia Short Term Municipal Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$7,519
Interest	25,143,402
Total income	25,150,921
Expenses:
Investment management fees	3,099,096
Distribution fees
Class B	1,054
Class C	142,785
Service fees
Class B	352
Class C	47,595
Distribution and service fees—Class A	321,443
Transfer agent fees
Class A	253,389
Class B	265
Class C	36,408
Class Z	1,556,646
Administration fees	1,033,595
Compensation of board members	25,103
Pricing and bookkeeping fees	29,401
Custodian fees	29,894
Printing and postage fees	56,527
Registration fees	66,315
Professional fees	35,222
Other	37,277
Total expenses	6,772,367
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,421,139)
Expense reductions	(134)
Total net expenses	5,351,094
Net investment income	19,799,827
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	375,318
Net realized gain	375,318
Net change in unrealized appreciation (depreciation) on:
Investments	10,126,191
Net change in unrealized appreciation	10,126,191
Net realized and unrealized gain	10,501,509
Net increase in net assets resulting from operations	$30,301,336

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Statement of Changes in Net Assets – Columbia Short Term Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$19,799,827	$39,456,956
Net realized gain (loss)	375,318	(876,253)
Net change in unrealized appreciation (depreciation)	10,126,191	(15,352,790)
Net increase in net assets resulting from operations	30,301,336	23,227,913
Distributions to shareholders from:
Net investment income
Class A	(2,026,239)	(5,845,572)
Class B	(1,162)	(2,562)
Class C	(156,766)	(383,703)
Class Z	(15,428,515)	(33,225,119)
Total distributions to shareholders	(17,612,682)	(39,456,956)
Increase (decrease) in net assets from share transactions	21,413,130	(523,375,361)
Total increase (decrease) in net assets	34,101,784	(539,604,404)
Net assets at beginning of period	2,025,497,106	2,565,101,510
Net assets at end of period	$2,059,598,890	$2,025,497,106
Undistributed net investment income	$2,260,575	$73,430

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Statement of Changes in Net Assets (continued) – Columbia Short Term Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	5,011,655	52,746,493	12,279,571	129,517,642
Distributions reinvested	96,179	1,012,654	313,484	3,303,797
Redemptions	(9,016,035)	(94,870,955)	(31,778,107)	(334,757,283)
Net decrease	(3,908,201)	(41,111,808)	(19,185,052)	(201,935,844)
Class B shares
Subscriptions	79	840	771	8,128
Distributions reinvested	25	263	115	1,216
Redemptions	(8,165)	(85,773)	(1,233)	(12,926)
Net decrease	(8,061)	(84,670)	(347)	(3,582)
Class C shares
Subscriptions	568,893	5,998,201	855,755	9,024,645
Distributions reinvested	5,963	62,786	15,439	162,652
Redemptions	(911,316)	(9,589,354)	(2,542,799)	(26,774,517)
Net decrease	(336,460)	(3,528,367)	(1,671,605)	(17,587,220)
Class Z shares
Subscriptions	38,543,953	406,158,228	75,831,499	799,144,349
Distributions reinvested	134,692	1,418,143	310,136	3,266,953
Redemptions	(32,456,313)	(341,438,396)	(105,049,996)	(1,106,260,017)
Net increase (decrease)	6,222,332	66,137,975	(28,908,361)	(303,848,715)
Total net increase (decrease)	1,969,610	21,413,130	(49,765,365)	(523,375,361)

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Financial Highlights – Columbia Short Term Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.47		$10.55		$10.46		$10.32		$10.17		$10.14
Income from investment operations:
Net investment income	0.09		0.16		0.17		0.27		0.32		0.30
Net realized and unrealized gain (loss)	0.06		(0.08)		0.09		0.15		0.15		0.03
Total from investment operations	0.15		0.08		0.26		0.42		0.47		0.33
Less distributions to shareholders from:
Net investment income	(0.08)		(0.16)		(0.17)		(0.28)		(0.32)		(0.30)
Total distributions to shareholders	(0.08)		(0.16)		(0.17)		(0.28)		(0.32)		(0.30)
Proceeds from regulatory settlement	–		–		0.00	(a)	–		–		–
Net asset value, end of period	$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Total return	1.46%		0.75%		2.53%		4.14%		4.66%		3.30%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.89	%(c)	0.78	%(d)	0.73	%(d)	0.72	%(d)	0.76	%(d)	0.76	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.74	%(c)(f)	0.75	%(d)(f)	0.72	%(d)(f)	0.65	%(d)(f)	0.65	%(d)(f)	0.65	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.89	%(c)	0.78%		0.73%		0.72%		0.76%		0.76%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.74	%(c)(f)	0.75	%(f)	0.72	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)
Net investment income	1.79	%(c)(f)	1.50	%(f)	1.57	%(f)	2.60	%(f)	3.09	%(f)	2.95	%(f)
Supplemental data
Net assets, end of period (in thousands)	$241,658		$281,009		$485,404		$209,539		$31,952		$32,855
Portfolio turnover	16%		38%		62%		94%		73%		98%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%. For the year ended March 31, 2011, the Investment Manager reimbursed interest expense.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

23

Financial Highlights (continued) – Columbia Short Term Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.47		$10.55		$10.46		$10.32		$10.17		$10.14
Income from investment operations:
Net investment income	0.06		0.08		0.10		0.20		0.24		0.22
Net realized and unrealized gain (loss)	0.05		(0.08)		0.08		0.14		0.15		0.03
Total from investment operations	0.11		–		0.18		0.34		0.39		0.25
Less distributions to shareholders from:
Net investment income	(0.04)		(0.08)		(0.09)		(0.20)		(0.24)		(0.22)
Total distributions to shareholders	(0.04)		(0.08)		(0.09)		(0.20)		(0.24)		(0.22)
Proceeds from regulatory settlement	–		–		0.00	(a)	–		–		–
Net asset value, end of period	$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Total return	1.08%		0.00	%(b)	1.77%		3.37%		3.88%		2.54%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.63	%(d)	1.53	%(e)	1.48	%(e)	1.47	%(e)	1.51	%(e)	1.51	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.49	%(d)(g)	1.50	%(e)(g)	1.47	%(e)(g)	1.40	%(e)(g)	1.40	%(e)(g)	1.40	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.63	%(d)	1.53%		1.48%		1.47%		1.51%		1.51%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.49	%(d)(g)	1.50	%(g)	1.47	%(g)	1.40	%(g)	1.40	%(g)	1.40	%(g)
Net investment income	1.05	%(d)(g)	0.76	%(g)	0.91	%(g)	1.98	%(g)	2.35	%(g)	2.20	%(g)
Supplemental data
Net assets, end of period (in thousands)	$242		$325		$331		$458		$615		$739
Portfolio turnover	16%		38%		62%		94%		73%		98%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Rounds to less than 0.01%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%. For the year ended March 31, 2011, the Investment Manager reimbursed interest expense.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

24

Financial Highlights (continued) – Columbia Short Term Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.47		$10.55		$10.46		$10.32		$10.17		$10.14
Income from investment operations:
Net investment income	0.06		0.08		0.09		0.20		0.24		0.22
Net realized and unrealized gain (loss)	0.05		(0.08)		0.09		0.14		0.15		0.03
Total from investment operations	0.11		–		0.18		0.34		0.39		0.25
Less distributions to shareholders from:
Net investment income	(0.04)		(0.08)		(0.09)		(0.20)		(0.24)		(0.22)
Total distributions to shareholders	(0.04)		(0.08)		(0.09)		(0.20)		(0.24)		(0.22)
Proceeds from regulatory settlement	–		–		0.00	(a)	–		–		–
Net asset value, end of period	$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Total return	1.08%		0.00	%(b)	1.76%		3.37%		3.88%		2.53%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.64	%(d)	1.53	%(e)	1.48	%(e)	1.47	%(e)	1.51	%(e)	1.51	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.49	%(d)(g)	1.50	%(e)(g)	1.47	%(e)(g)	1.40	%(e)(g)	1.40	%(e)(g)	1.40	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.64	%(d)	1.53%		1.48%		1.47%		1.51%		1.51%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.49	%(d)(g)	1.50	%(g)	1.47	%(g)	1.40	%(g)	1.40	%(g)	1.40	%(g)
Net investment income	1.05	%(d)(g)	0.75	%(g)	0.84	%(g)	1.92	%(g)	2.35	%(g)	2.20	%(g)
Supplemental data
Net assets, end of period (in thousands)	$37,323		$40,603		$58,529		$32,750		$14,816		$16,549
Portfolio turnover	16%		38%		62%		94%		73%		98%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Rounds to less than 0.01%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%. For the year ended March 31, 2011, the Investment Manager reimbursed interest expense.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

25

Financial Highlights (continued) – Columbia Short Term Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.47		$10.55		$10.46		$10.32		$10.17		$10.14
Income from investment operations:
Net investment income	0.11		0.18		0.19		0.30		0.34		0.32
Net realized and unrealized gain (loss)	0.06		(0.07)		0.10		0.15		0.15		0.04
Total from investment operations	0.17		0.11		0.29		0.45		0.49		0.36
Less distributions to shareholders from:
Net investment income	(0.10)		(0.19)		(0.20)		(0.31)		(0.34)		(0.33)
Total distributions to shareholders	(0.10)		(0.19)		(0.20)		(0.31)		(0.34)		(0.33)
Proceeds from regulatory settlement	–		–		0.00	(a)	–		–		–
Net asset value, end of period	$10.54		$10.47		$10.55		$10.46		$10.32		$10.17
Total return	1.59%		1.00%		2.79%		4.41%		4.92%		3.56%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.63	%(c)	0.53	%(d)	0.48	%(d)	0.47	%(d)	0.51	%(d)	0.51	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.49	%(c)(f)	0.50	%(d)(f)	0.47	%(d)(f)	0.40	%(d)(f)	0.40	%(d)(f)	0.40	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.63	%(c)	0.53%		0.48%		0.47%		0.51%		0.51%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.49	%(c)(f)	0.50	%(f)	0.47	%(f)	0.40	%(f)	0.40	%(f)	0.40	%(f)
Net investment income	2.04	%(c)(f)	1.75	%(f)	1.83	%(f)	2.94	%(f)	3.34	%(f)	3.20	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,780,375		$1,703,560		$2,020,837		$1,044,788		$519,786		$380,532
Portfolio turnover	16%		38%		62%		94%		73%		98%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%. For the year ended March 31, 2011, the Investment Manager reimbursed interest expense.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

26

Notes to Financial Statements – Columbia Short Term Municipal Bond Fund
September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

27

Columbia Short Term Municipal Bond Fund, September 30, 2011 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that

28

Columbia Short Term Municipal Bond Fund, September 30, 2011 (Unaudited)

declined from 0.30% to 0.25% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.31% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.11% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $2,700.

Compensation of Board Members

Board member are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Effective April 1, 2011, the Fund's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011 the Fund, along with other affiliated funds, paid its pro-rata share of the expenses associated with the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

29

Columbia Short Term Municipal Bond Fund, September 30, 2011 (Unaudited)

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.19
Class C	0.19
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $120.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $17,653 for Class A and $706 Class C for shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.72%
Class B	1.47
Class C	1.47
Class Z	0.47

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

30

Columbia Short Term Municipal Bond Fund, September 30, 2011 (Unaudited)

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.50% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $2,072,374,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,198,000
Unrealized depreciation	(2,162,000)
Net unrealized appreciation	$30,036,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2012	$397,238
2013	2,170,497
2014	3,786,208
2015	3,090,745
2016	1,181,270
2019	602,849
Total	$11,228,807

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $297,788,881 and $447,234,240, respectively, for the six months ended September 30, 2011.

31

Columbia Short Term Municipal Bond Fund, September 30, 2011 (Unaudited)

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the six-months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Delete if not applicable: Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the period April 1, 2011 through May 16, 2011, these credits reduced total expenses by $14.

Note 8. Shareholder Concentration

At September 30, 2011 one shareholder account owned 83.3% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

32

Columbia Short Term Municipal Bond Fund, September 30, 2011 (Unaudited)

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund had no borrowings during the six months ended September 30, 2011.

Note 10. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and

33

Columbia Short Term Municipal Bond Fund, September 30, 2011 (Unaudited)

ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Short Term Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

37

Columbia Short Term Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1080 C (11/11)

Columbia Virginia Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	19

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Virginia Intermediate Municipal Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		Z
Inception	12/05/89		06/07/93		06/17/92		09/20/89
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.63	2.24	5.23	2.23	5.23	4.23	5.86
1-year	2.95	–0.39	2.19	–0.81	2.18	1.18	3.21
5-year	4.38	3.70	3.60	3.60	3.60	3.60	4.64
10-year	4.01	3.66	3.23	3.23	3.23	3.23	4.27

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+5.63%

Class A shares (without sales charge)

+6.36%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	11.30
Class B	11.30
Class C	11.30
Class Z	11.30

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Portfolio Breakdown(a)

as of 09/30/11 (%)
Municipal Bonds	92.1
Other(b)	7.9

(a)Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(b)Cash & Cash Equivalents.

Quality Breakdown

as of 09/30/11 (%)
AAA rating	28.9
AA rating	46.4
A rating	11.9
BBB rating	9.0
Non-rated	3.8

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund's investments does not remove market risk.

1

Understanding Your Expenses – Columbia Virginia Intermediate Municipal Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.30	1,021.00	4.11	4.04	0.80
Class B	1,000.00	1,000.00	1,052.30	1,017.25	7.95	7.82	1.55
Class C	1,000.00	1,000.00	1,052.30	1,017.25	7.95	7.82	1.55
Class Z	1,000.00	1,000.00	1,058.60	1,022.25	2.83	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 92.0%
ADVANCED REFUNDED 4.6%
City of Hampton Prerefunded 04/01/15 Unlimited General Obligation Public Improvement Bonds Series 2005A (NPFGC/FGIC)
04/01/18	5.000%	$1,500,000	$1,731,825
City of Portsmouth Prerefunded 07/01/14 Unlimited General Obligation Bonds Series 2003 (AGM)
07/01/17	5.000%	350,000	392,889
07/01/19	5.000%	165,000	184,213
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006
08/01/17	5.000%	1,600,000	1,921,936
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,243,350
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2005
06/01/19	5.250%	635,000	655,961
Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	4,250,000	4,725,490
Virginia Beach Development Authority Prerefunded 05/01/15 Revenue Bonds Series 2005A
05/01/21	5.000%	4,000,000	4,623,920
Virginia Resources Authority Prerefunded 11/01/13 Revenue Bonds Subordinated Series 2003
11/01/18	5.000%	20,000	21,911
11/01/19	5.000%	25,000	27,388
Total			15,528,883
AIRPORT 3.7%
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010F-1
10/01/21	5.000%	1,000,000	1,178,830
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,436,710
Series 2009C 10/01/23	5.000%	3,000,000	3,320,520
Series 2010A 10/01/23	5.000%	2,475,000	2,804,522
10/01/27	5.000%	1,515,000	1,656,137
Total			12,396,719
CITY 15.7%
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A
01/15/19	4.000%	2,000,000	2,295,680

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CITY (cont.)
Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004
02/01/15	5.000%	$1,275,000	$1,401,174
City of Lynchburg Unlimited General Obligation Public Improvement Bonds Series 2009A
08/01/20	5.000%	525,000	630,263
08/01/21	5.000%	530,000	629,052
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,369,362
City of Newport News Unlimited General Obligation Refunding Bonds Improvement-Water Series 2007B
07/01/20	5.250%	2,000,000	2,486,780
Series 2006B 02/01/18	5.250%	3,030,000	3,691,570
Unlimted General Obligation Improvement Bonds
Series 2011A 07/01/23	5.000%	1,380,000	1,625,309
City of Norfolk Unlimited General Obligation Refunding Bonds Capital Improvement Series 2005 (NPFGC)
03/01/15	5.000%	5,070,000	5,805,302
City of Portsmouth Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
07/01/17	5.000%	4,035,000	4,476,873
07/01/19	5.000%	1,895,000	2,096,457
Series 2006A (NPFGC) 07/01/16	5.000%	1,000,000	1,180,610
City of Richmond Unlimited General Obligation Public Improvement Bonds Series 2010D
07/15/22	5.000%	575,000	689,161
07/15/24	5.000%	1,000,000	1,202,740
Unlimited General Obligation Refunding Public Improvement Bonds Series 2005A (AGM)
07/15/15	5.000%	5,340,000	6,192,211
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B
05/01/13	5.000%	1,305,000	1,401,113
05/01/17	5.000%	1,000,000	1,185,370
County of Arlington Unlimited General Obligation Refunding Bonds Public Improvement Series 2006
08/01/17	5.000%	2,400,000	2,819,064
Series 1993 06/01/12	6.000%	3,285,000	3,410,783

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CITY (cont.)
County of Loudoun Unlimited General Obligation Refunding Bonds Series 1998B
12/01/15	5.250%	$1,000,000	$1,184,370
Series 2005A 07/01/14	5.000%	4,000,000	4,491,480
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,202,298
Town of Leesburg Unlimited General Oblgiation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,374,114
Total			52,841,136
COLLEGE 5.4%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	1,012,130
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A
12/01/20	5.000%	1,400,000	1,713,446
Virginia College Building Authority Refunding Revenue Bonds University of Richmond Project Series 2011A
03/01/22	5.000%	1,245,000	1,500,922
Series 2011B 03/01/21	5.000%	2,250,000	2,739,465
Revenue Bonds
Liberty University Projects
Series 2010 03/01/19	5.000%	1,000,000	1,187,010
03/01/23	5.000%	2,000,000	2,306,720
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,067,780
Washington & Lee University Project
Series 1998 (NPFGC) 01/01/26	5.250%	3,115,000	3,736,598
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C
08/01/25	4.000%	2,560,000	2,681,498
Total			17,945,569
COUNTY 0.7%
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,194,660

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
ELECTRIC 3.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/23	5.000%	$2,000,000	$2,225,060
Louisa Industrial Development Authority Revenue Bonds Virginia Electric & Power Co. Project Series 2008A(a)
11/01/35	5.375%	1,000,000	1,080,720
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(a)
10/01/33	2.375%	3,000,000	3,000,000
Puerto Rico Electric Power Authority(b) Refunding Revenue Bonds Series 2002JJ (XLCA)
07/01/16	5.375%	1,100,000	1,222,331
Series 2007VV (NPFGC/FGIC) 07/01/24	5.250%	1,000,000	1,083,740
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A(a)
05/01/33	4.050%	1,300,000	1,383,668
Total			9,995,519
HEALTH CARE – HOSPITAL 9.3%
Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A
07/01/18	5.250%	1,500,000	1,611,165
Fairfax County Economic Development Authority Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A 10/01/26	4.750%	2,000,000	2,010,600
Revenue Bonds
Goodwin House, Inc.
Series 2007 10/01/22	5.000%	2,500,000	2,567,750
Fairfax County Industrial Development Authority Refunding Revenue Bonds
Inova Health System Project
Series 1993 08/15/19	5.250%	1,000,000	1,146,590
Series 1993I (NPFGC) 08/15/19	5.250%	1,000,000	1,137,100
Revenue Bonds
Health Care-Inova Health
Series 2009C 05/15/25	5.000%	1,000,000	1,100,990

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
HEALTH CARE – HOSPITAL (cont.)
Fredericksburg Economic Development Authority Refunding Revenue Bonds MediCorp Health Systems Obligation Series 2007
06/15/18	5.250%	$2,000,000	$2,256,740
06/15/20	5.250%	6,495,000	7,368,642
Roanoke Economic Development Authority Refunding Revenue Bonds Carolina Clinic Obligation Series 2010
07/01/25	5.000%	3,500,000	3,704,400
Revenue Bonds
Carilion Health System
Series 2002A (NPFGC) 07/01/12	5.250%	4,000,000	4,150,600
University Medical Center Corp. Revenue Bonds Series 2004
07/01/14	5.250%	1,000,000	1,058,430
Virginia Small Business Financing Authority Refunding Revenue Bonds Sentara Healthcare Series 2010
11/01/16	4.000%	1,000,000	1,108,510
Revenue Bonds
Wellmont Health System Project
Series 2007A 09/01/22	5.125%	710,000	738,421
Winchester Industrial Development Authority Revenue Bonds Valley Health System Series 2007
01/01/26	5.000%	1,250,000	1,320,138
Total			31,280,076
HEALTH CARE – LIFE CARE CENTER 0.3%
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006
10/01/21	5.000%	1,000,000	1,034,300
HOUSING – MULTI-FAMILY 0.2%
Prince William County Industrial Development Authority Subordinated Revenue Bonds Melrose Apartment Series 1998C(c)
07/01/29	7.000%	870,000	770,141
INDUSTRIAL-POLLUTION – IDR 0.5%
Newport News Economic Development Authority Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,663,507
LEASE 15.1%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	1,490,000	1,709,686

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
LEASE (cont.)
Arlington County Industrial Development Authority Revenue Bonds Virginia Capital Project Series 2004
08/01/17	5.000%	$1,205,000	$1,334,538
08/01/18	5.000%	1,205,000	1,332,031
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC)
05/01/15	5.000%	1,230,000	1,387,415
County of Prince William Certificate of Participation Prince William County Facilities Series 2006A (AMBAC)
09/01/17	5.000%	800,000	920,120
09/01/21	5.000%	1,625,000	1,782,706
Fairfax County Economic Development Authority Revenue Bonds Fairfax Public Improvement Projects Series 2005
01/15/24	5.000%	2,315,000	2,468,577
Government Center Properties
Series 2003F (AMBAC) 05/15/15	5.000%	5,000,000	5,718,100
School Board Center Administration Building Project I
Series 2005A 04/01/19	5.000%	1,380,000	1,526,032
Six Public Facilities Projects
Series 2010 04/01/24	4.000%	1,340,000	1,416,956
Hampton Roads Regional Jail Authority Refunding Revenue Bonds Series 2004 (NPFGC)
07/01/14	5.000%	1,750,000	1,909,320
07/01/15	5.000%	1,685,000	1,829,843
07/01/16	5.000%	1,930,000	2,077,548
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	2,043,076
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,196,000
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,062,330
New Kent County Economic Development Authority Revenue Bonds School & Governmental Projects Series 2006 (AGM)
02/01/15	5.000%	1,000,000	1,131,470
02/01/21	5.000%	2,075,000	2,303,208

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
LEASE (cont.)
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	$1,115,000	$1,324,598
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2006A
09/01/13	5.000%	2,000,000	2,175,740
09/01/14	5.000%	2,925,000	3,298,990
Virginia Public Building Authority Revenue Bonds Public Facility Series 2006B
08/01/26	4.500%	2,000,000	2,100,900
Series 2005C 08/01/14	5.000%	2,000,000	2,249,620
Series 2006A 08/01/15	5.000%	4,775,000	5,534,655
Total			50,833,459
MISCELLANEOUS REVENUE 16.7%
City of Norfolk Refunding Revenue Bonds Series 2005A (NPFGC)
02/01/21	5.000%	5,170,000	5,352,759
Fairfax County Economic Development Authority Special Tax Bonds Route 28 Project Series 2004 (NPFGC)
04/01/24	5.000%	2,865,000	3,094,229
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2004C
08/01/16	5.000%	7,425,000	8,784,295
Virginia Resources Authority Refunding Revenue Bonds Revolving Fund Series 2011A
08/01/24	5.000%	1,395,000	1,614,964
Subordinated State Revolving Fund
Series 2005 10/01/19	5.500%	5,180,000	6,553,995
10/01/20	5.500%	3,500,000	4,461,625
10/01/21	5.500%	6,475,000	8,305,677
Revenue Bonds
Pooled Financing
Series 2009B 11/01/18	4.000%	4,000,000	4,605,920
Pooled Financing Program
Series 2005B 11/01/18	5.000%	1,030,000	1,172,171
Pooled Loan Bond Program
Series 2002B 11/01/13	5.000%	1,175,000	1,286,648

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MISCELLANEOUS REVENUE (cont.)
Pooled Moral Obligation
Series 2009B 11/01/18	4.000%	$1,000,000	$1,148,680
State Revolving Fund
Series 2009 10/01/17	5.000%	1,380,000	1,667,895
Subordinated State Revolving Fund
Series 2008 10/01/29	5.000%	5,000,000	5,547,400
Unrefunded Revenue Bonds
Subordinated Series 2003 11/01/18	5.000%	1,055,000	1,139,231
11/01/19	5.000%	1,100,000	1,187,824
Total			55,923,313
PORT DISTRICT 0.9%
Virginia Port Authority(d) Revenue Bonds Series 2003 (NPFGC) AMT
07/01/14	5.125%	1,360,000	1,453,513
07/01/15	5.125%	1,430,000	1,524,080
Total			2,977,593
SALES OR USE TAX 7.5%
Greater Richmond Convention Center Authority Refunding Revenue Bonds Series 2005 (NPFGC)
06/15/15	5.000%	2,480,000	2,765,374
06/15/18	5.000%	3,800,000	4,135,882
06/15/25	5.000%	3,000,000	3,124,320
Marquis Community Development Authority(c)(e) Revenue Bonds Series 2007
09/01/18	5.625%	3,000,000	2,175,000
Peninsula Town Center Community Development Authority Revenue Bonds Series 2007
09/01/24	6.250%	1,989,000	2,002,525
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(b)
07/01/19	5.500%	2,500,000	2,732,875
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	1,135,000	1,114,491
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(b)
10/01/25	5.000%	2,450,000	2,503,434
Watkins Centre Community Development Authority Revenue Bonds Series 2007
03/01/20	5.400%	2,188,000	2,205,526

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
SALES OR USE TAX (cont.)
White Oak Village Shops Community Development Authority Special Assessment Bonds Series 2007
03/01/17	5.300%	$2,372,000	$2,450,750
Total			25,210,177
STATE 1.1%
Puerto Rico Public Buildings Authority Revenue Bonds Government Facilities Series 2007N(b)
07/01/24	5.500%	3,425,000	3,511,995
TOLL ROAD 2.4%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,275,040
Metropolitan Washington Airports Authority(f) Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/23	0.000%	5,000,000	2,763,050
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC)
07/15/17	5.250%	1,000,000	1,118,840
Total			8,156,930
WATER & SEWER 4.9%
City of Newport News Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,184,847
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,104,630

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
WATER & SEWER (cont.)
County of Spotsylvania Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	$1,030,000	$1,195,408
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,270,188
Hampton Roads Sanitation District Revenue Bonds Hampton Roads Series 2008
04/01/22	5.000%	1,000,000	1,148,540
04/01/24	5.000%	3,000,000	3,385,140
Upper Occoquan Sewage Authority Refunding Revenue Bonds Series 2003 (AGM)
07/01/13	5.000%	1,640,000	1,771,922
Series 2005 (AGM) 07/01/21	5.000%	2,640,000	2,978,976
Revenue Bonds Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,542,552
Total			16,582,203
Total Municipal Bonds (Cost: $287,704,271)			$308,846,180

	Shares	Value
Money Market Fund 7.8%
JP Morgan Tax Free Money Market Fund, 0.010%(g)	26,312,478	$26,312,478
Total Money Market Fund (Cost: $26,312,478)		$26,312,478
Total Investments (Cost: $314,016,749)		$335,158,658
Other Assets & Liabilities, Net		729,892
Net Assets		$335,888,550

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2011, the value of these securities amounted to $11,054,375 or 3.29% of net assets.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $2,945,141, representing 0.88% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Marquis Community Development Authority Revenue Bonds Series 2007 5.625% 09/01/18	11/28/07	$3,000,000
Prince William County Industrial Development Authority Subordinated Revenue Bonds Melrose Apartment Series 1998C 7.000% 07/01/29	04/02/08	861,300

(d)  At September 30, 2011, the value of securities subject to alternative minimum tax represented 0.89% of net assets.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $2,175,000 or 0.65% of net assets.

(f)  Zero coupon bond.

(g)  The rate shown is the seven-day current annualized yield at September 30, 2011.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$308,846,180	$—	$308,846,180
Total Bonds	—	308,846,180	—	308,846,180
Other
Unaffiliated Money Market Fund(c)	26,312,478	—	—	26,312,478
Total Other	26,312,478	—	—	26,312,478
Total	$26,312,478	$308,846,180	$—	$335,158,658

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $314,016,749)	$335,158,658
Receivable for:
Capital shares sold	456,897
Interest	4,017,736
Expense reimbursement due from Investment Manager	1,427
Prepaid expense	15,778
Total assets	339,650,496
Liabilities
Payable for:
Investments purchased	2,000,000
Capital shares purchased	657,681
Dividend distributions to shareholders	807,304
Investment management fees	3,666
Distribution and service fees	477
Transfer agent fees	116,796
Administration fees	630
Chief compliance officer expenses	97
Other expenses	175,295
Total liabilities	3,761,946
Net assets applicable to outstanding capital stock	$335,888,550

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$314,162,471
Undistributed net investment income	847,142
Accumulated net realized loss	(262,972)
Unrealized appreciation (depreciation) on:
Investments	21,141,909
Total – representing net assets applicable to outstanding capital stock	$335,888,550
Net assets applicable to outstanding shares
Class A	$52,334,604
Class B	$241,960
Class C	$4,139,517
Class Z	$279,172,469
Shares outstanding
Class A	4,631,834
Class B	21,408
Class C	366,232
Class Z	24,710,788
Net asset value per share
Class A(a)	$11.30
Class B	$11.30
Class C	$11.30
Class Z	$11.30

(a)  The maximum offering price for Class A is $11.68. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia Virginia Intermediate Municipal Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$1,073
Interest	6,135,143
Total Income	6,136,216
Expenses:
Investment management fees	646,834
Distribution fees
Class B	1,174
Class C	14,248
Service fees
Class B	391
Class C	4,750
Distribution and service fees – Class A	64,778
Transfer agent fees
Class A	58,487
Class B	362
Class C	4,250
Class Z	301,208
Administration fees	166,136
Compensation of board members	15,270
Pricing and bookkeeping fees	12,533
Custodian fees	8,039
Printing and postage fees	19,113
Registration fees	1,037
Professional fees	33,639
Chief compliance officer expenses	102
Other	8,778
Total expenses	1,361,129
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(394,570)
Expense reductions	(20)
Total net expenses	966,539
Net investment income	5,169,677
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(47,029)
Net realized loss	(47,029)
Net change in unrealized appreciation (depreciation) on:
Investments	12,837,340
Net change in unrealized appreciation	12,837,340
Net realized and unrealized gain	12,790,311
Net increase in net assets resulting from operations	$17,959,988

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia Virginia Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$5,169,677	$10,939,384
Net realized gain (loss)	(47,029)	944,804
Net change in unrealized appreciation (depreciation)	12,837,340	(3,524,802)
Net increase in net assets resulting from operations	17,959,988	8,359,386
Distributions to shareholders from:
Net investment income
Class A	(779,189)	(1,609,269)
Class B	(3,548)	(23,816)
Class C	(42,830)	(79,442)
Class Z	(4,352,769)	(9,226,858)
Total distributions to shareholders	(5,178,336)	(10,939,385)
Increase (decrease) in net assets from share transactions	3,469,551	(12,192,563)
Total increase (decrease) in net assets	16,251,203	(14,772,562)
Net assets at beginning of period	319,637,347	334,409,909
Net assets at end of period	$335,888,550	$319,637,347
Undistributed net investment income	$847,142	$855,801

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia Virginia Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	307,090	3,435,723	636,302	6,986,838
Distributions reinvested	18,231	203,678	67,509	749,647
Redemptions	(409,621)	(4,559,144)	(725,931)	(8,021,397)
Net decrease	(84,300)	(919,743)	(22,120)	(284,912)
Class B shares
Subscriptions	157	1,760	2,104	23,309
Distributions reinvested	110	1,223	876	9,748
Redemptions	(14,958)	(166,261)	(110,751)	(1,220,503)
Net decrease	(14,691)	(163,278)	(107,771)	(1,187,446)
Class C shares
Subscriptions	92,312	1,032,905	211,559	2,351,630
Distributions reinvested	1,947	21,745	4,380	48,552
Redemptions	(54,419)	(607,619)	(117,843)	(1,282,673)
Net increase	39,840	447,031	98,096	1,117,509
Class Z shares
Subscriptions	2,400,906	27,065,659	3,242,791	35,857,898
Distributions reinvested	15,190	169,385	36,806	407,886
Redemptions	(2,073,965)	(23,129,503)	(4,358,459)	(48,103,498)
Net increase (decrease)	342,131	4,105,541	(1,078,862)	(11,837,714)
Total net increase (decrease)	282,980	3,469,551	(1,110,657)	(12,192,563)

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.86		$10.94		$10.57		$10.65		$10.73		$10.67
Income from investment operations:
Net investment income	0.17		0.34		0.35		0.37		0.38		0.38
Net realized and unrealized gain (loss)	0.44		(0.08)		0.37		(0.08)		(0.08)		0.11
Total from investment operations	0.61		0.26		0.72		0.29		0.30		0.49
Less distributions to shareholders from:
Net investment income	(0.17)		(0.34)		(0.35)		(0.37)		(0.38)		(0.38)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.05)
Total distributions to shareholders	(0.17)		(0.34)		(0.35)		(0.37)		(0.38)		(0.43)
Net asset value, end of period	$11.30		$10.86		$10.94		$10.57		$10.65		$10.73
Total return	5.63%		2.40%		6.83%		2.83%		2.85%		4.64%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.04	%(c)	0.92%		0.87%		0.86%		0.87%		0.88	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.80	%(c)(f)	0.80	%(f)	0.78	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.04	%(c)	0.92%		0.87%		0.86%		0.87%		0.88%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.80	%(c)(f)	0.80	%(f)	0.78	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)
Net investment income	3.01	%(c)(f)	3.11	%(f)	3.17	%(f)	3.54	%(f)	3.51	%(f)	3.55	%(f)
Supplemental data
Net assets, end of period (in thousands)	$52,335		$51,196		$51,857		$47,970		$48,158		$48,924
Portfolio turnover	2%		14%		12%		12%		12%		22%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Virginia Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.86		$10.95		$10.57		$10.65		$10.73		$10.67
Income from investment operations:
Net investment income	0.13		0.26		0.27		0.29		0.30		0.30
Net realized and unrealized gain (loss)	0.44		(0.09)		0.37		(0.08)		(0.08)		0.11
Total from investment operations	0.57		0.17		0.64		0.21		0.22		0.41
Less distributions to shareholders from:
Net investment income	(0.13)		(0.26)		(0.26)		(0.29)		(0.30)		(0.30)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.05)
Total distributions to shareholders	(0.13)		(0.26)		(0.26)		(0.29)		(0.30)		(0.35)
Net asset value, end of period	$11.30		$10.86		$10.95		$10.57		$10.65		$10.73
Total return	5.23%		1.55%		6.14%		2.07%		2.08%		3.86%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.80	%(c)	1.67%		1.62%		1.61%		1.62%		1.63	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.55	%(c)(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.80	%(c)	1.67%		1.62%		1.61%		1.62%		1.63%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.55	%(c)(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	2.26	%(c)(f)	2.34	%(f)	2.44	%(f)	2.80	%(f)	2.77	%(f)	2.80	%(f)
Supplemental data
Net assets, end of period (in thousands)	$242		$392		$1,575		$2,220		$2,434		$3,119
Portfolio turnover	2%		14%		12%		12%		12%		22%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Virginia Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.86		$10.95		$10.57		$10.65		$10.73		$10.67
Income from investment operations:
Net investment income	0.13		0.26		0.26		0.29		0.30		0.30
Net realized and unrealized gain (loss)	0.44		(0.09)		0.38		(0.08)		(0.08)		0.11
Total from investment operations	0.57		0.17		0.64		0.21		0.22		0.41
Less distributions to shareholders from:
Net investment income	(0.13)		(0.26)		(0.26)		(0.29)		(0.30)		(0.30)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.05)
Total distributions to shareholders	(0.13)		(0.26)		(0.26)		(0.29)		(0.30)		(0.35)
Net asset value, end of period	$11.30		$10.86		$10.95		$10.57		$10.65		$10.73
Total return	5.23%		1.54%		6.13%		2.07%		2.08%		3.86%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.79	%(c)	1.67%		1.62%		1.61%		1.62%		1.63	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.55	%(c)(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.79	%(c)	1.67%		1.62%		1.61%		1.62%		1.63%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.55	%(c)(f)	1.55	%(f)	1.53	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)
Net investment income	2.25	%(c)(f)	2.35	%(f)	2.41	%(f)	2.79	%(f)	2.77	%(f)	2.80	%(f)
Supplemental data
Net assets, end of period (in thousands)	$4,140		$3,544		$2,499		$1,898		$967		$1,340
Portfolio turnover	2%		14%		12%		12%		12%		22%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Virginia Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.85		$10.94		$10.57		$10.65		$10.73		$10.67
Income from investment operations:
Net investment income	0.18		0.37		0.37		0.40		0.40		0.41
Net realized and unrealized gain (loss)	0.45		(0.09)		0.37		(0.08)		(0.07)		0.10
Total from investment operations	0.63		0.28		0.74		0.32		0.33		0.51
Less distributions to shareholders from:
Net investment income	(0.18)		(0.37)		(0.37)		(0.40)		(0.41)		(0.40)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.05)
Total distributions to shareholders	(0.18)		(0.37)		(0.37)		(0.40)		(0.41)		(0.45)
Net asset value, end of period	$11.30		$10.85		$10.94		$10.57		$10.65		$10.73
Total return	5.86%		2.56%		7.10%		3.09%		3.10%		4.90%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.79	%(c)	0.67%		0.62%		0.61%		0.62%		0.63	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.55	%(c)(f)	0.55	%(f)	0.53	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.79	%(c)	0.67%		0.62%		0.61%		0.62%		0.63%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.55	%(c)(f)	0.55	%(f)	0.53	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)
Net investment income	3.26	%(c)(f)	3.36	%(f)	3.42	%(f)	3.80	%(f)	3.76	%(f)	3.80	%(f)
Supplemental data
Net assets, end of period (in thousands)	$279,172		$264,505		$278,479		$267,576		$288,262		$273,728
Portfolio turnover	2%		14%		12%		12%		12%		22%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Notes to Financial Statements – Columbia Virginia Intermediate Municipal Bond Fund
September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Virginia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities.The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

19

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months

20

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

ended September 30, 2011 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.11% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $861.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Effective April 1, 2011, the Fund's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011, the Fund, along with other affiliated funds, paid its pro-rata share of the expenses for the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

21

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.22
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $23,714 for Class A and $20 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

22

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.55% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $314,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,246,000
Unrealized depreciation	(1,104,000)
Net unrealized appreciation	$21,142,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$215,943

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $5,277,228 and $18,989,128, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on

23

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Shareholder Concentration

At September 30, 2011, one shareholder account owned 88.9% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund had no borrowings during the six months ended September 30, 2011.

Note 9. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

24

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

25

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Virginia Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Virginia Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1110 C (11/11)

Columbia South Carolina Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia South Carolina Intermediate Municipal Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		Z
Inception	05/05/92		06/08/93		06/17/92		01/06/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.99	2.53	5.70	2.70	5.70	4.70	6.22
1-year	3.31	–0.01	2.67	–0.33	2.55	1.55	3.66
5-year	4.05	3.36	3.30	3.30	3.28	3.28	4.33
10-year	3.95	3.61	3.19	3.19	3.17	3.17	4.22

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manger and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+5.99%

Class A shares (without sales charge)

+6.36%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	10.51
Class B	10.52
Class C	10.52
Class Z	10.52

Distribution declared per share

04/01/11 – 09/30/11 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

  A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Portfolio Breakdowna

as of 09/30/11 (%)
Municipal Bonds	94.8
Other[b]	5.2

aPercentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

bCash & Cash Equivalents.

Quality Breakdown

as of 09/30/11 (%)
AAA rating	12.2
AA rating	54.8
A rating	23.7
BBB rating	5.7
Non-rated	3.6

  Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-Rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund's investments does not remove market risk.

1

Understanding Your Expenses – Columbia South Carolina Intermediate Municipal Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.90	1,021.05	4.07	3.99	0.79
Class B	1,000.00	1,000.00	1,057.00	1,017.25	7.97	7.82	1.55
Class C	1,000.00	1,000.00	1,057.00	1,017.30	7.92	7.77	1.54
Class Z	1,000.00	1,000.00	1,062.20	1,022.25	2.84	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 94.0%
Advanced Refunded 2.8%
Lexington County Health Services District, Inc. Prerefunded 11/01/13 Revenue Bonds
Series 2003 11/01/23	5.500%	$2,000,000	$2,209,160
Town of Lexington Waterworks & Sewer System Prerefunded 10/01/14 Revenue Bonds
Series 1997 04/01/19	5.450%	2,000,000	2,224,380
Total			4,433,540
Airport 1.7%
County of Horry Revenue Bonds
Series 2010A 07/01/18	5.000%	1,315,000	1,475,049
07/01/20	5.000%	1,150,000	1,275,821
Total			2,750,870
College 3.3%
Florence-Darlington Commission for Technical Education Revenue Bonds
Series 2005A (NPFGC) 03/01/18	5.000%	1,725,000	1,894,223
03/01/20	5.000%	1,905,000	2,091,880
University of South Carolina Revenue Bonds
Series 2008A (AGM) 06/01/21	5.000%	1,060,000	1,208,760
Total			5,194,863
Electric 13.5%
City of Easley Refunding Revenue Bonds
Series 2011 (AGM) 12/01/28	5.000%	1,000,000	1,066,240
City of Greenville Improvement Refunding Bonds
Series 2011 (AGM) 04/01/21	5.000%	1,290,000	1,494,439
City of Rock Hill Improvement Refunding Revenue Bonds
Series 2003A (AGM) 01/01/19	5.375%	1,500,000	1,571,835
County of Oconee Refunding Revenue Bonds Duke Power Co. Project
Series 2009 02/01/17	3.600%	2,000,000	2,143,340
Piedmont Municipal Power Agency Refunding Revenue Bonds
Series 2008A-3 (AGM) 01/01/17	5.000%	2,000,000	2,303,100
01/01/18	5.000%	3,050,000	3,519,273
Puerto Rico Electric Power Authority Revenue Bonds
Series 2007TT(a) 07/01/20	5.000%	1,000,000	1,054,290

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Electric (cont.)
South Carolina Jobs-Economic Development Authority Revenue Bonds Electric & Gas Co. Project
Series 2002B (AMBAC) AMT(b) 11/01/12	4.200%	$3,615,000	$3,751,972
South Carolina State Public Service Authority Refunding Revenue Bonds
Series 2009A 01/01/28	5.000%	2,000,000	2,178,560
Revenue Bonds
Series 2009B 01/01/24	5.000%	1,250,000	1,417,038
Town of Winnsboro Refunding Revenue Bonds
Series 1999 (NPFGC) 08/15/13	5.250%	1,020,000	1,097,928
Total			21,598,015
Health Care – Hospital 14.7%
County of Charleston Revenue Bonds Care Alliance Health Services
Series 1999A (AGM) 08/15/15	5.125%	6,120,000	6,886,775
Greenville Hospital System Board Refunding Revenue Bonds
Series 2008A 05/01/21	5.250%	2,750,000	3,066,745
Lexington County Health Services District, Inc. Refunding Revenue Bonds
Series 2007 11/01/17	5.000%	1,230,000	1,390,195
11/01/18	5.000%	1,000,000	1,109,600
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Anmed Health Project
Series 2010 02/01/17	5.000%	1,000,000	1,135,900
Palmetto Health
Series 2005A (AGM) 08/01/21	5.250%	4,000,000	4,371,680
Revenue Bonds
Kershaw County Medical Center Project
Series 2008 09/15/25	5.500%	1,925,000	1,914,759
Unrefunded Revenue Bonds
Bon Secours Health
Series 2002B 11/15/23	5.500%	2,235,000	2,250,288
Spartanburg County Regional Health Services District Revenue Bonds
Series 2008A 04/15/19	5.000%	1,225,000	1,364,601
Total			23,490,543

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Health Care – Life Care Center 3.0%
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Episcopal Church
Series 2007 04/01/15	5.000%	$525,000	$560,747
04/01/16	5.000%	600,000	644,436
1st Mortgage-Lutheran Homes
Series 2007 05/01/16	5.000%	1,245,000	1,199,035
05/01/21	5.375%	1,650,000	1,525,095
1st Mortgage-Wesley Commons
Series 2006 10/01/26	5.125%	1,000,000	846,500
Total			4,775,813
Housing – Single Family 0.6%
South Carolina State Housing Finance & Development Authority Revenue Bonds
Series 2010-1 (GNMA/FNMA/FHLMC) 01/01/28	5.000%	940,000	1,026,471
Industrial – Pollution – IDR 1.6%
County of Georgetown Refunding Revenue Bonds International Paper Co. Project
Series 1999A 02/01/12	5.125%	2,000,000	2,022,160
County of Georgetown(b) Revenue Bonds International Paper Co. Project
Series 1997A AMT 10/01/21	5.700%	500,000	500,120
Total			2,522,280
Lease 19.4%
Berkeley County School District Revenue Bonds Securing Assets for Education
Series 2006 12/01/20	5.000%	1,000,000	1,080,590
12/01/21	5.000%	2,000,000	2,147,300
12/01/22	5.000%	3,545,000	3,778,226
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project
Series 2006 12/01/19	5.000%	2,000,000	2,243,160
County of Charleston Refunding Certificate of Participation Charleston Public Facilities Corp.
Series 2005 (NPFGC) 06/01/17	5.125%	1,470,000	1,648,002
Fort Mill School Facilities Corp. Revenue Bonds
Series 2006 12/01/17	5.000%	2,900,000	3,236,023

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Lease (cont.)
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Tomorrow
Series 2006 12/01/27	5.000%	$1,300,000	$1,390,155
Revenue Bonds
Building Equity Sooner Tomorrow
Series 2003 12/01/16	5.250%	2,625,000	2,825,340
Series 2006 (AGM) 12/01/15	5.000%	500,000	578,360
Hilton Head Island Public Facilities Corp. Certificate of Participation Beach Preservation Fee Pledge
Series 2006 (NPFGC) 08/01/14	5.000%	1,600,000	1,790,544
Newberry Investing in Children's Education Revenue Bonds Newberry County School District Project
Series 2005 12/01/15	5.250%	1,265,000	1,411,449
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds School Project
Series 2006 12/01/14	5.000%	1,325,000	1,460,495
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds Pickens County Project
Series 2006 (AGM) 12/01/23	5.000%	5,000,000	5,370,450
12/01/24	5.000%	2,000,000	2,132,360
Total			31,092,454
Miscellaneous Revenue 4.3%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds
Series 2005A (AMBAC) 10/01/20	5.250%	4,880,000	5,756,253
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2
Series 2007 12/01/17	5.000%	1,000,000	1,124,540
Total			6,880,793
Port District 1.1%
South Carolina State Ports Authority Revenue Bonds
Series 2010 07/01/16	5.000%	500,000	567,790
07/01/23	5.250%	1,000,000	1,118,900
Total			1,686,690

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Resource Recovery 1.2%
Three Rivers Solid Waste Authority(c) Revenue Bonds Capital Appreciation-Landfill Gas Project
Series 2007 10/01/24	0.000%	$1,835,000	$1,014,792
10/01/25	0.000%	1,835,000	953,539
Total			1,968,331
Sales or Use Tax 3.9%
Puerto Rico Highway & Transportation Authority(a) Refunding Revenue Bonds
Series 2003AA (NPFGC) 07/01/18	5.500%	1,100,000	1,205,930
Series 2005BB (AMBAC) 07/01/17	5.250%	1,080,000	1,182,654
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds
Series 2005C (FGIC)(a) 07/01/20	5.500%	1,200,000	1,301,748
Town of Hilton Head Island Revenue Bonds
Series 2002 (NPFGC) 12/01/16	5.250%	1,440,000	1,516,565
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note
Series 2010A 10/01/25	5.000%	1,060,000	1,083,118
Total			6,290,015
Special Purpose Certificates – General Obligations 6.6%
Anderson County School District No. 4 Unlimited General Obligation Bonds
Series 2006 (AGM) 03/01/19	5.250%	1,115,000	1,269,093
County of Charleston Unlimited General Obligation Bonds Improvement
Series 2009A 08/01/23	5.000%	2,000,000	2,345,820
08/01/24	5.000%	2,000,000	2,325,160
Spartanburg County School District No. 7 Unlimited General Obligation Bonds
Series 2001 03/01/18	5.000%	2,000,000	2,344,700
03/01/21	5.000%	1,940,000	2,199,611
Total			10,484,384
State 1.3%
State of South Carolina Unlimited General Obligation Bonds State Economic Development
Series 2010B 04/01/23	5.000%	1,775,000	2,145,194

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Student Loan 1.1%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan
Series 2009I 10/01/24	5.000%	$1,710,000	$1,823,099
Water & Sewer 13.9%
Anderson Regional Joint Water System Refunding Revenue Bonds
Series 2011A 07/15/13	4.000%	685,000	725,134
07/15/14	4.000%	1,000,000	1,083,560
Beaufort-Jasper Water & Sewer Authority Improvement Refunding Revenue Bonds
Series 2006 (AGM) 03/01/23	5.000%	1,500,000	1,669,635
03/01/25	4.750%	3,000,000	3,206,430
City of Charleston Refunding Revenue Bonds
Series 2009A 01/01/21	5.000%	2,500,000	2,953,950
City of Columbia Revenue Bonds
Series 2005 (AGM) 02/01/23	5.000%	2,000,000	2,196,800
02/01/27	5.000%	1,500,000	1,625,730
County of Berkeley Refunding Revenue Bonds
Series 2008A (AGM) 06/01/21	5.000%	1,000,000	1,160,860
Unrefunded Revenue Bonds
Series 2003 (NPFGC) 06/01/19	5.250%	155,000	164,463
North Charleston Sewer District Refunding Revenue Bonds
Series 2002 (AGM) 07/01/17	5.500%	3,040,000	3,180,509
Renewable Water Resources Refunding Revenue Bonds
Series 2005B (AGM) 03/01/19	5.250%	1,000,000	1,200,820
Series 2010A 01/01/20	5.000%	1,500,000	1,770,660
Town of Mount Pleasant Improvement Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC) 12/01/18	5.250%	1,270,000	1,329,753
Total			22,268,304
Total Municipal Bonds (Cost: $141,213,808)			$150,431,659

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Shares	Value
Money Market Fund 5.1%
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	8,191,987	$8,191,987
Total Money Market Fund (Cost: $8,191,987)		$8,191,987
Total Investments (Cost: $149,405,795)		$158,623,646
Other Assets & Liabilities, Net		1,440,829
Total Net Assets		$160,064,475

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2011, the value of these securities amounted to $4,744,622 or 2.96% of net assets.

(b)  At September 30, 2011, the value of securities subject to alternative minimum tax represented 2.66% of net assets.

(c)  Zero coupon bond.

(d)  The rate shown is the seven-day current annualized yield at September 30, 2011.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$150,431,659	$—	$150,431,659
Total Bonds	—	150,431,659	—	150,431,659
Other
Unaffiliated Money Market Fund(c)	8,191,987	—	—	8,191,987
Total Other	8,191,987	—	—	8,191,987
Total	$8,191,987	$150,431,659	$—	$158,623,646

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers(identified cost $149,405,795)	$158,623,646
Receivable for:
Capital shares sold	209,300
Investments sold	30,500
Interest	1,941,928
Expense reimbursement due from Investment Manager	876
Prepaid expense	12,662
Total assets	160,818,912
Liabilities
Payable for:
Capital shares purchased	115,567
Dividend distributions to shareholders	437,742
Investment management fees	1,754
Distribution and service fees	463
Transfer agent fees	38,911
Administration fees	307
Chief compliance officer expenses	88
Other expenses	159,605
Total liabilities	754,437
Net assets applicable to outstanding capital stock	$160,064,475

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$150,580,145
Undistributed net investment income	1,104,769
Accumulated net realized loss	(838,290)
Unrealized appreciation (depreciation) on:
Investments	9,217,851
Total – representing net assets applicable to outstanding capital stock	$160,064,475
Net assets applicable to outstanding shares
Class A	$20,119,112
Class B	$176,599
Class C	$11,705,183
Class Z	$128,063,581
Shares outstanding
Class A	1,913,501
Class B	16,788
Class C	1,112,568
Class Z	12,175,235
Net asset value per share
Class A(a)	$10.51
Class B	$10.52
Class C	$10.52
Class Z	$10.52

(a)  The maximum offering price per share for Class A is $10.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia South Carolina Intermediate Municipal Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$695
Interest	3,217,944
Total income	3,218,639
Expenses:
Investment management fees	318,244
Distribution fees
Class B	790
Class C	41,725
Service fees
Class B	263
Class C	13,908
Distribution and service fees–Class A	24,357
Transfer agent fees
Class A	20,144
Class B	229
Class C	11,560
Class Z	134,486
Administration fees	79,960
Compensation of board members	13,636
Pricing and bookkeeping fees	8,708
Custodian fees	5,716
Printing and postage fees	14,513
Registration fees	408
Professional fees	32,863
Chief compliance officer expenses	87
Other	5,077
Total expenses	726,674
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(212,671)
Expense reductions	(60)
Total net expenses	513,943
Net investment income	2,704,696
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	30,614
Net realized gain	30,614
Net change in unrealized appreciation (depreciation) on:
Investments	6,713,767
Net change in unrealized appreciation	6,713,767
Net realized and unrealized gain	6,744,381
Net increase in net assets resulting from operations	$9,449,077

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia South Carolina Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$2,704,696	$6,266,890
Net realized gain	30,614	1,946,509
Net change in unrealized appreciation (depreciation)	6,713,767	(3,484,580)
Net increase in net assets resulting from operations	9,449,077	4,728,819
Distributions to shareholders from:
Net investment income
Class A	(319,848)	(725,948)
Class B	(2,668)	(23,049)
Class C	(141,416)	(261,647)
Class Z	(2,259,077)	(5,256,247)
Total distributions to shareholders	(2,723,009)	(6,266,891)
Decrease in net assets from share transactions	(2,553,440)	(28,142,285)
Total increase (decrease) in net assets	4,172,628	(29,680,357)
Net assets at beginning of period	155,891,847	185,572,204
Net assets at end of period	$160,064,475	$155,891,847
Undistributed net investment income	$1,104,769	$1,123,082

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia South Carolina Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	203,742	2,117,986	425,661	4,369,782
Distributions reinvested	14,524	150,854	28,453	292,547
Redemptions	(141,978)	(1,478,915)	(988,465)	(10,313,460)
Net increase (decrease)	76,288	789,925	(534,351)	(5,651,131)
Class B shares
Subscriptions	30	313	183	1,904
Distributions reinvested	188	1,954	1,132	11,664
Redemptions	(7,851)	(81,223)	(92,375)	(944,122)
Net decrease	(7,633)	(78,956)	(91,060)	(930,554)
Class C shares
Subscriptions	218,541	2,267,530	218,107	2,243,051
Distributions reinvested	5,920	61,555	10,407	107,061
Redemptions	(106,691)	(1,110,101)	(147,265)	(1,511,610)
Net increase	117,770	1,218,984	81,249	838,502
Class Z shares
Subscriptions	901,696	9,386,882	2,393,454	24,761,171
Distributions reinvested	17,785	184,664	31,046	319,327
Redemptions	(1,352,647)	(14,054,939)	(4,651,717)	(47,479,600)
Net decrease	(433,166)	(4,483,393)	(2,227,217)	(22,399,102)
Total net decrease	(246,741)	(2,553,440)	(2,771,379)	(28,142,285)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.08		$10.17		$9.84		$10.01		$10.27		$10.25
Income from investment operations:
Net investment income	0.17		0.35		0.34		0.37		0.39		0.39
Net realized and unrealized gain (loss)	0.43		(0.09)		0.33		(0.17)		(0.25)		0.06
Total from investment operations	0.60		0.26		0.67		0.20		0.14		0.45
Less distributions to shareholders from:
Net investment income	(0.17)		(0.35)		(0.34)		(0.37)		(0.38)		(0.38)
Net realized gains	—		—		—		—		(0.02)		(0.05)
Total distributions to shareholders	(0.17)		(0.35)		(0.34)		(0.37)		(0.40)		(0.43)
Net asset value, end of period	$10.51		$10.08		$10.17		$9.84		$10.01		$10.27
Total return	5.99%		2.54%		6.91%		2.09%		1.39%		4.50%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.06	%(b)	0.95%		0.91%		0.88%		0.90%		0.92	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.79	%(b)(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.06	%(b)	0.95%		0.91%		0.88%		0.90%		0.92%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.79	%(b)(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	3.26	%(b)(e)	3.41	%(e)	3.39	%(e)	3.76	%(e)	3.78	%(e)	3.77	%(e)
Supplemental data
Net assets, end of period (in thousands)	$20,119		$18,513		$24,126		$23,865		$16,007		$17,443
Portfolio turnover	1%		15%		16%		21%		13%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia South Carolina Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.08		$10.18		$9.85		$10.01		$10.27		$10.25
Income from investment operations:
Net investment income	0.13		0.27		0.27		0.30		0.31		0.31
Net realized and unrealized gain (loss)	0.44		(0.09)		0.33		(0.16)		(0.24)		0.07
Total from investment operations	0.57		0.18		0.60		0.14		0.07		0.38
Less distributions to shareholders from:
Net investment income	(0.13)		(0.28)		(0.27)		(0.30)		(0.31)		(0.31)
Net realized gains	—		—		—		—		(0.02)		(0.05)
Total distributions to shareholders	(0.13)		(0.28)		(0.27)		(0.30)		(0.33)		(0.36)
Net asset value, end of period	$10.52		$10.08		$10.18		$9.85		$10.01		$10.27
Total return	5.70%		1.70%		6.12%		1.43%		0.64%		3.72%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.83	%(b)	1.70%		1.66%		1.63%		1.65%		1.67	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.83	%(b)	1.70%		1.66%		1.63%		1.65%		1.67%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.50	%(b)(e)	2.65	%(e)	2.64	%(e)	3.03	%(e)	3.03	%(e)	3.02	%(e)
Supplemental data
Net assets, end of period (in thousands)	$177		$246		$1,175		$1,978		$2,268		$2,866
Portfolio turnover	1%		15%		16%		21%		13%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia South Carolina Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.08		$10.18		$9.85		$10.01		$10.28		$10.26
Income from investment operations:
Net investment income	0.13		0.27		0.27		0.30		0.31		0.31
Net realized and unrealized gain (loss)	0.44		(0.10)		0.33		(0.16)		(0.26)		0.07
Total from investment operations	0.57		0.17		0.60		0.14		0.05		0.38
Less distributions to shareholders from:
Net investment income	(0.13)		(0.27)		(0.27)		(0.30)		(0.30)		(0.31)
Net realized gains	—		—		—		—		(0.02)		(0.05)
Total distributions to shareholders	(0.13)		(0.27)		(0.27)		(0.30)		(0.32)		(0.36)
Net asset value, end of period	$10.52		$10.08		$10.18		$9.85		$10.01		$10.28
Total return	5.70%		1.68%		6.11%		1.43%		0.54%		3.72%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.81	%(b)	1.70%		1.66%		1.63%		1.65%		1.67	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.54	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.81	%(b)	1.70%		1.66%		1.63%		1.65%		1.67%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.54	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.51	%(b)(e)	2.65	%(e)	2.63	%(e)	3.02	%(e)	3.03	%(e)	3.02	%(e)
Supplemental data
Net assets, end of period (in thousands)	$11,705		$10,031		$9,300		$6,146		$5,697		$6,324
Portfolio turnover	1%		15%		16%		21%		13%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia South Carolina Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.08		$10.18		$9.84		$10.01		$10.27		$10.25
Income from investment operations:
Net investment income	0.18		0.38		0.37		0.40		0.41		0.41
Net realized and unrealized gain (loss)	0.44		(0.10)		0.34		(0.17)		(0.24)		0.07
Total from investment operations	0.62		0.28		0.71		0.23		0.17		0.48
Less distributions to shareholders from:
Net investment income	(0.18)		(0.38)		(0.37)		(0.40)		(0.41)		(0.41)
Net realized gains	—		—		—		—		(0.02)		(0.05)
Total distributions to shareholders	(0.18)		(0.38)		(0.37)		(0.40)		(0.43)		(0.46)
Net asset value, end of period	$10.52		$10.08		$10.18		$9.84		$10.01		$10.27
Total return	6.22%		2.70%		7.28%		2.34%		1.65%		4.76%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.81	%(b)	0.70%		0.66%		0.63%		0.65%		0.67	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.55	%(b)(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.81	%(b)	0.70%		0.66%		0.63%		0.65%		0.67%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.55	%(b)(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.51	%(b)(e)	3.65	%(e)	3.64	%(e)	4.03	%(e)	4.03	%(e)	4.01	%(e)
Supplemental data
Net assets, end of period (in thousands)	$128,064		$127,101		$150,971		$172,604		$170,987		$157,399
Portfolio turnover	1%		15%		16%		21%		13%		15%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia South Carolina Intermediate Municipal Bond Fund
September 30, 2011 (Unaudited)

Note 1. Organization

Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

17

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months

18

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

ended September 30, 2011 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.11% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $679.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Effective April 1, 2011, the Fund's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011, the Fund, along with other affiliated funds, paid its pro-rata share of the expenses associated with the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American

19

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.22
Class C	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also required the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $16,086 for Class A and $556 for Class C for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically

20

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.55% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $149,406,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,358,000
Unrealized depreciation	(140,000)
Net unrealized appreciation	$9,218,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$868,905

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,807,782 and $7,582,675, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made

21

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the period April 1, 2011 through May 16, 2011, there were no credits.

Note 8. Shareholder Concentration

At September 30, 2011, one shareholder account owned 79.2% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended September 30, 2011.

22

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Note 10. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and

23

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia South Carolina Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia South Carolina Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1105 C (11/11)

Columbia California Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	19

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia California Intermediate Municipal Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		Z
Inception	09/09/02		08/29/02		09/11/02		08/19/02
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	6.86	3.43	6.36	3.36	6.58	5.58	7.00
1-year	3.44	0.09	2.67	–0.33	2.78	1.78	3.80
5-year	4.40	3.73	3.61	3.61	3.63	3.63	4.67
Life	3.68	3.31	2.99	2.99	2.91	2.91	4.07

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital California 3-15 Year Blend Municipal Bond Index tracks investment grade bonds issued from the state of California and its municipalities.

2The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

6.86%

Class A shares (without sales charge)

6.66%

Barclays Capital California 3-15 Year Blend Municipal Bond Index[1]

6.36%

Barclays Capital 3-15 Year Blend Municipal Bond Index[2]

Net asset value per share

as of 09/30/11 ($)
Class A	10.15
Class B	10.13
Class C	10.15
Class Z	10.13

Distribution declared per share

04/01/11 – 09/30/11 ($)
Class A	0.16
Class B	0.12
Class C	0.12
Class Z	0.17

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Portfolio Breakdowna

as of 09/30/11 (%)
Municipal Bonds	92.1
Municipal Preferred Stock	0.8
Municipal Short Term	1.0
Other[b]	6.1

aPercentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

bCash & Cash Equivalents

Quality Breakdown

as of 09/30/11 (%)
AAA rating	9.3
AA rating	45.0
A rating	37.6
BBB rating	3.6
BB rating	1.0
Non-rated	3.5

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-Rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund's investments does not remove market risk.

1

Understanding Your Expenses – Columbia California Intermediate Municipal Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,068.60	1,021.26	3.93	3.84	0.76
Class B	1,000.00	1,000.00	1,063.60	1,017.15	8.10	7.92	1.57
Class C	1,000.00	1,000.00	1,065.80	1,017.50	7.75	7.57	1.50
Class Z	1,000.00	1,000.00	1,070.00	1,022.40	2.69	2.63	0.52

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 92.6%
Advanced Refunded 1.0%
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Asset-Backed Revenue Bonds
Series 2003B 06/01/38	5.625%	$1,500,000	$1,629,405
Orange County Water District Prerefunded 08/15/13 Certificated of Participation
Series 2003B (NPFGC) 08/15/17	5.375%	650,000	710,925
Total			2,340,330
Airport 4.6%
City of San Jose Revenue Bonds
Series 2007B (AMBAC) 03/01/22	5.000%	1,000,000	1,060,000
County of Orange Revenue Bonds
Series 2009A 07/01/25	5.250%	1,500,000	1,664,985
County of Sacramento Revenue Bonds
Senior Series 2008 (AGM) 07/01/23	5.000%	1,000,000	1,068,370
San Diego County Regional Airport Authority Revenue Bonds
Subordinated Series 2010A 07/01/24	5.000%	1,000,000	1,090,140
San Francisco City & County Airports Commission Refunding Revenue Bonds
2nd Series 2003B (NPFGC/FGIC) 05/01/13	5.250%	2,000,000	2,133,540
2nd Series 2009C (AGM) 05/01/18	5.000%	1,825,000	2,119,318
Revenue Bonds
Series 2011G 05/01/26	5.250%	2,000,000	2,205,740
Total			11,342,093
College 5.8%
California Educational Facilities Authority Revenue Bonds Pitzer College
Series 2005A 04/01/25	5.000%	1,270,000	1,302,779
Series 2009 04/01/19	5.000%	1,610,000	1,808,786
University Southern California
Series 2009C 10/01/24	5.250%	3,000,000	3,713,910
California State Public Works Board Refunding Revenue Bonds California State University
Series 2006A (NPFGC/FGIC) 10/01/16	5.000%	1,000,000	1,126,500
Revenue Bonds
University California Institute Project
Series 2005C 04/01/16	5.000%	1,000,000	1,129,780

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
College (cont.)
Various University of California Projects
Series 2005D 05/01/15	5.000%	$1,000,000	$1,127,980
California State University Revenue Bonds Systemwide
Series 2009A 11/01/22	5.250%	2,500,000	2,865,350
University of California Revenue Bonds
Series 2009O 05/15/20	5.000%	1,000,000	1,192,910
Total			14,267,995
Electric 16.5%
Anaheim Public Financing Authority Revenue Bonds Distribution System Electric
Series 1999 (AMBAC) 10/01/13	5.000%	1,500,000	1,603,725
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator
Series 2009A 02/01/22	5.250%	1,900,000	2,029,181
California State Department of Water Resources Revenue Bonds
Series 2005G-11 05/01/18	5.000%	2,000,000	2,372,160
City of Riverside Electric Revenue Bonds
Series 2008D (AGM) 10/01/23	5.000%	1,000,000	1,100,460
City of Santa Clara Refunding Revenue Bonds
Series 2011A 07/01/29	5.375%	1,000,000	1,073,290
Imperial Irrigation District Refunding Revenue Bonds System
Series 2008 11/01/21	5.250%	2,500,000	2,864,500
Los Angeles Department of Water & Power Revenue Bonds Power System
Series 2009B 07/01/23	5.250%	2,000,000	2,320,380
Subordinated Series 2007A-1 (AMBAC) 07/01/19	5.000%	1,000,000	1,157,520
M-S-R Public Power Agency Revenue Bonds Subordinated Lien
Series 2008L (AGM) 07/01/21	5.000%	2,500,000	2,805,900

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Electric (cont.)
Modesto Irrigation District Certificate of Participation Capital Improvements
Series 2001A (AGM) 07/01/18	5.250%	$1,185,000	$1,199,990
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1
Series 2008C (AGM) 07/01/22	5.000%	3,000,000	3,358,320
Sacramento Municipal Utility District Refunding Revenue Bonds
Series 2005 (AMBAC) 07/01/15	5.250%	3,000,000	3,302,700
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC) 07/01/15	5.000%	1,000,000	1,088,050
Series 2008U (AGM) 08/15/21	5.000%	1,500,000	1,702,410
Southern California Public Power Authority Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM) 01/01/18	5.000%	2,000,000	2,193,280
Series 2008A 07/01/22	5.000%	2,000,000	2,260,400
Revenue Bonds
Series 1989 07/01/13	6.750%	3,000,000	3,287,310
Southern Transmission Project
Series 2008 07/01/27	6.000%	1,000,000	1,136,900
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project
Series 2009 01/01/22	5.000%	1,000,000	1,115,640
Walnut Energy Center Authority Revenue Bonds
Series 2004A (AMBAC) 01/01/16	5.000%	2,055,000	2,233,765
Total			40,205,881
Health Care – Hospital 7.9%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare
Series 2011A 08/01/24	5.250%	2,750,000	2,952,345
California Health Facilities Financing Authority Revenue Bonds Catholic Healthcare West
Series 2009A 07/01/29	6.000%	1,250,000	1,362,087
Series 2009E 07/01/25	5.625%	1,500,000	1,621,530

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Health Care – Hospital (cont.)
Children's Hospital of Orange County
Series 2009A 11/01/21	6.000%	$2,000,000	$2,245,300
California Municipal Finance Authority Certificate of Participation Community Hospital Central California
Series 2007 02/01/13	5.000%	1,150,000	1,184,132
California Statewide Communities Development Authority Revenue Bonds Health Facility Adventist Health System West
Series 2005A 03/01/17	5.000%	1,000,000	1,073,170
John Muir Health
Series 2006A 08/15/17	5.000%	3,000,000	3,278,400
Kaiser Permanente
Series 2009A 04/01/19	5.000%	2,000,000	2,332,680
Sutter Health
Series 2011A 08/15/26	5.500%	1,000,000	1,073,960
City of Loma Linda Revenue Bonds Loma Linda University Medical Center
Series 2005A 12/01/18	5.000%	1,000,000	1,014,200
City of Newport Beach Revenue Bonds Hoag Memorial Hospital Presbyterian
Series 2011 12/01/30	5.875%	1,000,000	1,118,950
Total			19,256,754
Health Care – Life Care Center 0.8%
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist
Series 2006 07/01/26	5.000%	1,000,000	1,017,470
Insured Episcopal Home
Series 2010B 02/01/19	5.100%	920,000	989,009
Total			2,006,479
Health Care – Nursing Home 0.7%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Casa de Las Campanas, Inc.
Series 2010 09/01/15	4.000%	1,500,000	1,590,975
Housing – Single Family 0.4%
California State Department of Veterans Affairs Revenue Bonds
Series 2006A 12/01/23	4.500%	1,000,000	1,006,230

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Industrial-Pollution – IDR 1.7%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC
Series 2009(a) 12/01/46	2.600%	$2,000,000	$2,055,120
M-S-R Energy Authority Revenue Bonds
Series 2009B 11/01/29	6.125%	2,000,000	2,106,640
Total			4,161,760
Lease 14.9%
Bay Area Governments Association Revenue Bonds State Payment Acceleration Notes
Series 2006 (FGIC/NPFGC) 08/01/17	5.000%	2,000,000	2,122,900
Series 2006 (XLCA) 08/01/17	5.000%	2,000,000	2,078,060
California State Public Works Board Revenue Bonds Department General Services
Series 2006A 04/01/28	5.000%	1,000,000	1,011,640
Department of General Services-Butterfeld State
Series 2005A 06/01/15	5.000%	1,200,000	1,330,320
Various Capital Projects
Subordinated Series 2009I-1 11/01/17	5.000%	2,000,000	2,270,940
Subordinated Series 2010A-1 03/01/22	5.250%	2,000,000	2,191,220
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program
Series 2009 06/15/13	5.000%	2,000,000	2,138,420
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects
Series 2009B 04/01/24	5.000%	1,495,000	1,602,595
City of Vista Certificate of Participation Community Projects
Series 2007 (NPFGC) 05/01/21	4.750%	750,000	781,965
County of Monterey Certificate of Participation Refinancing Project
Series 2009 (AGM) 08/01/17	5.000%	1,000,000	1,130,300
Kings River Conservation District Certificate of Participation Peaking Project
Series 2004 05/01/14	5.000%	3,135,000	3,370,846

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Lease (cont.)
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project
Series 2005 (AMBAC) 09/01/15	5.000%	$1,095,000	$1,203,153
Los Angeles County Capital Asset Leasing Corp. Refunding Revenue Bonds Master Project
Series 2002B (AMBAC) 12/01/12	6.000%	1,000,000	1,035,700
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Special Tax-Police Emergency
Series 2002G (NPFGC/FGIC) 09/01/13	5.250%	1,500,000	1,610,850
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings
Series 2008B (AGM) 08/01/22	5.000%	2,000,000	2,126,840
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation
Series 2010A 03/01/26	5.000%	2,500,000	2,737,675
Pico Rivera Public Financing Authority Revenue Bonds
Series 2009 09/01/26	5.250%	1,085,000	1,168,610
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project
Series 2009 (AGM) 08/01/17	5.000%	1,570,000	1,770,034
San Francisco State Building Authority Refunding Revenue Bonds California State & San Francisco Civic Center
Series 2005A 12/01/12	5.000%	3,000,000	3,132,960
San Mateo Joint Powers Financing Authority Refunding Revenue Bonds Youth Services Campus
Series 2008A 07/15/20	5.000%	435,000	487,257
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects
Series 2010N 05/15/17	5.000%	1,000,000	1,145,990
Total			36,448,275

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Miscellaneous Revenue 3.3%
California County Tobacco Securitization Agency Asset-Backed Revenue Bonds Los Angeles
Series 2006 06/01/21	5.250%	$920,000	$844,505
California State Department of Transportation Revenue Bonds Federal Highway Grant Anticipation Bonds
Series 2004A (FGIC/NPFGC) 02/01/13	4.500%	1,000,000	1,052,230
California Statewide Communities Development Authority Revenue Bonds California Endowment
Series 2003 07/01/13	5.000%	1,000,000	1,076,050
Golden State Tobacco Securitization Corp.
Revenue Bonds 06/01/40	6.625%	1,485,000	1,635,148
Asset-Backed Revenue Bonds
Series 2005A (AMBAC) 06/01/14	5.000%	1,250,000	1,325,650
Orange County Transportation Authority Refunding Revenue Bonds 91 Express Lanes
Series 2003A (AMBAC) 08/15/19	5.000%	2,000,000	2,113,600
Total			8,047,183
Port District 0.9%
Los Angeles Harbor Department Revenue Bonds
Series 2009A 08/01/23	5.250%	2,000,000	2,308,760
Sales or Use Tax 2.6%
State of California Unlimited General Obligation Bonds
Series 2004A (FGIC/NPFGC) 07/01/14	5.250%	1,000,000	1,122,660
Unlimited General Obligation Refunding Bonds
Series 2009A 07/01/18	5.000%	3,000,000	3,532,770
Virgin Islands Public Finance Authority Revenue Bonds
Matching Fund Loan-Senior Lien
Series 2010A 10/01/20	5.000%	1,490,000	1,590,337
Total			6,245,767
School 2.4%
Burbank Unified School District Unlimited General Obligation Bonds Capital Appreciation
Series 1998B (NPFGC/FGIC)(e) 08/01/14	0.000%	3,000,000	2,878,350

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
School (cont.)
Los Alamitos Unified School District Unlimited General Obligation Bonds BAN Series 2011
School Facilities Improvement(e) 09/01/16	0.000%	$2,000,000	$1,793,120
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds
Series 2011 (AGM) 08/01/23	5.250%	1,000,000	1,113,940
Total			5,785,410
Special District – Assessment 3.5%
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds
Series 1993 (AMBAC) 11/01/14	5.500%	1,420,000	1,455,770
Indian Wells Redevelopment Agency Unrefunded Tax Allocation Bonds Consolidated Whitewater
Series 2003A (AMBAC) 09/01/14	5.000%	450,000	464,724
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas
Series 2002B (AMBAC) 11/01/19	5.500%	1,070,000	1,144,055
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment
Series 1992 (AMBAC) 02/01/14	5.500%	1,945,000	2,010,663
Redwood City Redevelopment Agency Tax Allocation Bonds Redevelopment Project Area No. 2
Series 2003A (AMBAC) 07/15/13	5.250%	1,000,000	1,036,470
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects
Series 2009B 08/01/18	5.000%	1,255,000	1,324,966
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area
Series 2010 09/01/25	5.000%	1,250,000	1,229,037
Total			8,665,685
Special District – Tax Allocation 0.4%
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project
Series 2011(e) 06/01/14	0.000%	1,005,000	910,299

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special District – Tax Increment 0.6%
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment
Series 2005A (AMBAC) 10/01/20	5.000%	$1,515,000	$1,554,011
Special Purpose Certificates – General Obligations 9.9%
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety
Series 2010E 06/15/27	5.000%	3,380,000	3,699,140
City of Los Angeles Unlimited General Obligation Bonds
Series 2004A (NPFGC) 09/01/13	4.000%	1,000,000	1,068,170
Culver City School Facilities Financing Authority Revenue Bonds Unified School District
Series 2005 (AGM) 08/01/23	5.500%	1,490,000	1,805,388
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System
Series 2003F (AMBAC) 04/01/15	5.000%	1,000,000	1,061,990
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover
Series 2006 (AGM) 09/01/20	5.250%	1,280,000	1,495,808
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 1997
Series 2003F (AGM) 07/01/18	5.000%	1,275,000	1,378,505
Election of 2004
Series 2006G (AMBAC) 07/01/20	5.000%	1,000,000	1,128,270
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006
Series 2010B(e) 08/01/22	0.000%	2,140,000	1,262,857
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds
Series 2005 (AGM) 09/01/19	5.250%	1,000,000	1,218,350
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998
Series 2005 (NPFGC)(e) 09/01/26	0.000%	1,100,000	463,331
San Diego Unified School District Unlimited General Obligation Bonds Election of 1998
Series 2004F (AGM) 07/01/21	5.000%	1,645,000	1,788,493

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Purpose Certificates – General Obligations (cont.)
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005
Series 2006A (NPFGC)(e) 09/01/15	0.000%	$1,000,000	$941,390
San Mateo Foster City School District Revenue Bonds
Series 2005 (AGM) 08/15/19	5.500%	2,000,000	2,465,180
San Ramon Valley Unified School District Unlimited General Obligation Bonds Election of 2002
Series 2004 (AGM) 08/01/16	5.250%	1,800,000	1,985,274
Saugus Union School District Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC/FGIC) 08/01/21	5.250%	1,000,000	1,184,950
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District
Series 2007 08/01/18	5.000%	1,045,000	1,240,122
Total			24,187,218
State 7.5%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds
Series 2007A (FGIC)(f) 07/01/21	5.500%	1,500,000	1,617,870
State of California Unlimited General Obligation Bonds
Series 2010 11/01/24	5.000%	5,000,000	5,440,400
Various Purpose
Series 2007 12/01/26	5.000%	2,000,000	2,132,840
Series 2009 04/01/26	5.625%	2,000,000	2,247,440
10/01/29	5.250%	1,500,000	1,592,295
Unlimited General Obligation Refunding Bonds
Series 2007 08/01/18	5.000%	3,750,000	4,222,087
08/01/26	4.500%	1,000,000	1,008,920
Total			18,261,852
Toll Road 0.5%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area
Series 2006F 04/01/22	5.000%	1,100,000	1,246,036
Water & Sewer 6.0%
City of Fresno Revenue Bonds
Series 2008A 09/01/23	5.000%	1,000,000	1,112,880

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Water & Sewer (cont.)
City of Los Angeles Wastewater System Refunding Revenue Bonds
Series 2009A 06/01/25	5.750%	$2,000,000	$2,342,540
Clovis Public Financing Authority Revenue Bonds
Series 2007 (AMBAC) 08/01/21	5.000%	1,000,000	1,088,530
Kern County Water Agency Improvement District No. 4 Certificate of Participation
Series 2008A 05/01/22	5.000%	2,020,000	2,228,525
Sacramento County Sanitation Districts Financing Authority Revenue Bonds County Sanitation District 1
Series 2005 (NPFGC) 08/01/22	5.000%	1,500,000	1,663,920
Sacramento Regional County Sanitation
Series 2006 (NPFGC/FGIC) 12/01/17	5.000%	1,000,000	1,155,540
San Diego Public Facilities Financing Authority Refunding Revenue Bonds
Senior Series 2009B 05/15/25	5.250%	1,500,000	1,683,885
Series 2010A 08/01/24	5.000%	2,000,000	2,267,020
San Francisco City & County Public Utilities Commission Refunding Revenue Bonds
Series 2003A (NPFGC) 10/01/13	5.000%	1,000,000	1,068,540
Total			14,611,380
Total Municipal Bonds (Cost: $210,596,933)			$224,450,373

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Preferred Stock 0.7%
Multi-Family 0.7%
Munimae TE Bond Subsidiary LLC
Series 2004A-2 AMT(b)(c)(d) 06/29/49	4.900%	$2,000,000	$1,640,060
Total Municipal Preferred Stock (Cost: $2,000,000)			$1,640,060
Municipal Short Term 1.1%
Lease 1.1%
Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Projects
Series 2010 05/01/12	4.000%	$2,500,000	$2,550,275
Total Municipal Short Term (Cost: $2,522,263)			$2,550,275

	Shares	Value
Money Market Fund 6.1%
JP Morgan Tax Free Money Market Fund, 0.010%(g)	14,955,800	$14,955,800
Total Money Market Fund (Cost: $14,955,800)		$14,955,800
Total Investments (Cost: $230,074,996)		$243,596,508
Other Assets & Liabilities, Net		552,187
Total Net Assets		$244,148,695

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $1,640,060, representing 0.67% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Date	Cost
Munimae TE Bond Subsidiary LLC Series 2004A-2 AMT 4.900% 06/29/49	10/15/04	$2,000,000

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,640,060 or 0.67% of net assets.

(d)  At September 30, 2011, the value of securities subject to alternative minimum tax represented 0.67% of net assets.

(e)  Zero coupon bond.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2011, the value of these securities amounted to $1,617,870 or 0.66% of net assets.

(g)  The rate shown is the seven-day current annualized yield at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$224,450,373	$—	$224,450,373
Total Bonds	—	224,450,373	—	224,450,373
Equity Securities
Municipal Preferred Stock	—	1,640,060	—	1,640,060
Total Equity Securities	—	1,640,060	—	1,640,060
Short-Term Securities
Municipal Short Term	—	2,550,275	—	2,550,275
Total Short-Term Securities	—	2,550,275	—	2,550,275
Other
Unaffiliated Money Market Fund(c)	14,955,800	—	—	14,955,800
Total Other	14,955,800	—	—	14,955,800
Total	$14,955,800	$228,640,708	$—	$243,596,508

  The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities – Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $230,074,996)	$243,596,508
Receivable for:
Capital shares sold	330,585
Interest	2,899,737
Expense reimbursement due from Investment Manager	1,654
Prepaid expense	14,995
Total assets	246,843,479
Liabilities
Payable for:
Capital shares purchased	1,853,960
Dividend distributions to shareholders	639,864
Investment management fees	2,694
Distribution and service fees	176
Transfer agent fees	36,492
Administration fees	471
Other expenses	161,127
Total liabilities	2,694,784
Net assets applicable to outstanding capital stock	$244,148,695
Represented by
Paid-in capital	$231,055,033
Excess of distributions over net investment income	(40,656)
Accumulated net realized loss	(387,194)
Unrealized appreciation (depreciation) on:
Investments	13,521,512
Total – representing net assets applicable to outstanding capital stock	$244,148,695
Net assets applicable to outstanding shares
Class A	$12,099,856
Class B	$7,028
Class C	$3,388,000
Class Z	$228,653,811
Shares outstanding
Class A	1,191,896
Class B	694
Class C	333,930
Class Z	22,573,540
Net asset value per share
Class A(a)	$10.15
Class B	$10.13
Class C	$10.15
Class Z	$10.13

(a)  The maximum offering price per share for Class A is $10.49. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia California Intermediate Municipal Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$958
Interest	4,626,787
Total income	4,627,745
Expenses:
Investment management fees	471,882
Distribution fees
Class B	160
Class C	8,400
Service fees
Class B	54
Class C	2,800
Distribution and service fees–Class A	14,469
Transfer agent fees
Class A	11,567
Class B	74
Class C	2,046
Class Z	218,675
Administration fees	114,200
Compensation of board members	13,520
Pricing and bookkeeping fees	10,948
Custodian fees	8,085
Printing and postage fees	14,289
Registration fees	137
Professional fees	41,715
Chief compliance officer expenses	9
Other	16,797
Total expenses	949,827
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(317,865)
Expense reductions	(60)
Total net expenses	631,902
Net investment income	3,995,843
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	38,236
Net realized gain	38,236
Net change in unrealized appreciation (depreciation) on:
Investments	11,835,018
Net change in unrealized appreciation	11,835,018
Net realized and unrealized gain	11,873,254
Net increase in net assets resulting from operations	$15,869,097

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia California Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$3,995,843	$8,146,499
Net realized gain	38,236	165,204
Net change in unrealized appreciation (depreciation)	11,835,018	(3,280,904)
Net increase in net assets resulting from operations	15,869,097	5,030,799
Distributions to shareholders from:
Net investment income
Class A	(183,760)	(474,558)
Class B	(533)	(4,709)
Class C	(27,197)	(46,111)
Class Z	(3,789,882)	(7,621,120)
Total distributions to shareholders	(4,001,372)	(8,146,498)
Increase in net assets from share transactions	1,901,040	6,296,453
Total increase in net assets	13,768,765	3,180,754
Net assets at beginning of period	230,379,930	227,199,176
Net assets at end of period	$244,148,695	$230,379,930
Excess of distributions over net investment income	$(40,656)	$(35,127)

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statements of Changes in Net Assets (continued) — Columbia California Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	339,540	3,400,554	2,427,085	24,429,818
Distributions reinvested	9,102	90,904	15,526	152,363
Redemptions	(360,654)	(3,595,596)	(2,684,389)	(26,210,695)
Net decrease	(12,012)	(104,138)	(241,778)	(1,628,514)
Class B shares
Subscriptions	15	203	83	813
Distributions reinvested	8	83	53	524
Redemptions	(14,302)	(141,585)	(7,650)	(75,477)
Net decrease	(14,279)	(141,299)	(7,514)	(74,140)
Class C shares
Subscriptions	187,978	1,886,599	66,490	653,746
Distributions reinvested	774	7,732	1,303	12,838
Redemptions	(20,641)	(206,276)	(94,974)	(922,403)
Net increase (decrease)	168,111	1,688,055	(27,181)	(255,819)
Class Z shares
Subscriptions	2,367,181	23,715,059	5,482,045	54,193,355
Distributions reinvested	32,527	323,977	65,365	642,397
Redemptions	(2,373,544)	(23,580,614)	(4,757,117)	(46,580,826)
Net increase	26,164	458,422	790,293	8,254,926
Total net increase	167,984	1,901,040	513,820	6,296,453

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$9.65		$9.72		$9.34		$9.50		$9.63		$9.49
Income from investment operations:
Net investment income	0.16		0.31		0.32		0.31		0.33		0.33
Net realized and unrealized gain (loss)	0.50		(0.07)		0.39		(0.16)		(0.13)		0.14
Total from investment operations	0.66		0.24		0.71		0.15		0.20		0.47
Less distributions to shareholders from:
Net investment income	(0.16)		(0.31)		(0.32)		(0.31)		(0.33)		(0.33)
Net realized gains	–		–		(0.01)		–		–		–
Total distributions to shareholders	(0.16)		(0.31)		(0.33)		(0.31)		(0.33)		(0.33)
Net asset value, end of period	$10.15		$9.65		$9.72		$9.34		$9.50		$9.63
Total return	6.86%		2.48%		7.65%		1.65%		2.08%		5.00%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.04	%(b)	0.94%		0.90%		0.88%		0.91	%(c)	0.95%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.76	%(b)(e)	0.80	%(e)	0.79	%(e)	0.75	%(e)	0.75	%(c)(e)	0.75	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.04	%(b)	0.94%		0.90%		0.88%		0.91%		0.95%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.76	%(b)(e)	0.80	%(e)	0.79	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	3.18	%(b)(e)	3.14	%(e)	3.34	%(e)	3.33	%(e)	3.40	%(e)	3.41	%(e)
Supplemental data
Net assets, end of period (in thousands)	$12,100		$11,613		$14,059		$18,463		$13,488		$9,108
Portfolio turnover	5%		26%		25%		19%		5%		13%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia California Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$9.64		$9.71		$9.34		$9.49		$9.62		$9.48
Income from investment operations:
Net investment income	0.12		0.24		0.25		0.24		0.26		0.26
Net realized and unrealized gain (loss)	0.49		(0.07)		0.37		(0.15)		(0.14)		0.14
Total from investment operations	0.61		0.17		0.62		0.09		0.12		0.40
Less distributions to shareholders from:
Net investment income	(0.12)		(0.24)		(0.24)		(0.24)		(0.25)		(0.26)
Net realized gains	–		–		(0.01)		–		–		–
Total distributions to shareholders	(0.12)		(0.24)		(0.25)		(0.24)		(0.25)		(0.26)
Net asset value, end of period	$10.13		$9.64		$9.71		$9.34		$9.49		$9.62
Total return	6.36%		1.72%		6.74%		1.00%		1.32%		4.22%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.00	%(b)	1.69%		1.65%		1.63%		1.66	%(c)	1.70%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.57	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(c)(e)	1.50	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.00	%(b)	1.69%		1.65%		1.63%		1.66%		1.70%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.57	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.55	%(b)(e)	2.41	%(e)	2.58	%(e)	2.58	%(e)	2.69	%(e)	2.67	%(e)
Supplemental data
Net assets, end of period (in thousands)	$7		$144		$218		$348		$475		$874
Portfolio turnover	5%		26%		25%		19%		5%		13%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia California Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$9.64		$9.72		$9.35		$9.50		$9.63		$9.49
Income from investment operations:
Net investment income	0.12		0.24		0.25		0.24		0.26		0.26
Net realized and unrealized gain (loss)	0.51		(0.08)		0.37		(0.15)		(0.14)		0.14
Total from investment operations	0.63		0.16		0.62		0.09		0.12		0.40
Less distributions to shareholders from:
Net investment income	(0.12)		(0.24)		(0.24)		(0.24)		(0.25)		(0.26)
Net realized gains	–		–		(0.01)		–		–		–
Total distributions to shareholders	(0.12)		(0.24)		(0.25)		(0.24)		(0.25)		(0.26)
Net asset value, end of period	$10.15		$9.64		$9.72		$9.35		$9.50		$9.63
Total return	6.58%		1.61%		6.74%		1.00%		1.31%		4.22%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.77	%(b)	1.69%		1.65%		1.63%		1.66	%(c)	1.70%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.50	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(c)(e)	1.50	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.77	%(b)	1.69%		1.65%		1.63%		1.66%		1.70%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.50	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.43	%(b)(e)	2.42	%(e)	2.55	%(e)	2.58	%(e)	2.67	%(e)	2.67	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3,388		$1,599		$1,875		$1,061		$1,263		$1,274
Portfolio turnover	5%		26%		25%		19%		5%		13%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia California Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$9.63		$9.70		$9.33		$9.48		$9.61		$9.47
Income from investment operations:
Net investment income	0.17		0.34		0.34		0.34		0.35		0.35
Net realized and unrealized gain (loss)	0.50		(0.07)		0.38		(0.15)		(0.13)		0.14
Total from investment operations	0.67		0.27		0.72		0.19		0.22		0.49
Less distributions to shareholders from:
Net investment income	(0.17)		(0.34)		(0.34)		(0.34)		(0.35)		(0.35)
Net realized gains	–		–		(0.01)		–		–		–
Total distributions to shareholders	(0.17)		(0.34)		(0.35)		(0.34)		(0.35)		(0.35)
Net asset value, end of period	$10.13		$9.63		$9.70		$9.33		$9.48		$9.61
Total return	7.00%		2.74%		7.82%		2.02%		2.33%		5.27%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.79	%(b)	0.69%		0.65%		0.63%		0.66	%(c)	0.70%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.52	%(b)(e)	0.55	%(e)	0.54	%(e)	0.50	%(e)	0.50	%(c)(e)	0.50	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.79	%(b)	0.69%		0.65%		0.63%		0.66%		0.70%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.52	%(b)(e)	0.55	%(e)	0.54	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.42	%(b)(e)	3.43	%(e)	3.56	%(e)	3.58	%(e)	3.66	%(e)	3.67	%(e)
Supplemental data
Net assets, end of period (in thousands)	$228,654		$217,024		$211,046		$187,844		$203,426		$132,921
Portfolio turnover	5%		26%		25%		19%		5%		13%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Notes to Financial Statements – Columbia California Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

19

Columbia California Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months

20

Columbia California Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

ended September 30, 2011 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.10% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $763.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Effective April 1, 2011, the Fund's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011, the Fund, along with other affiliated funds, paid its pro-rata share of the expenses for the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or

21

Columbia California Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.36
Class C	0.18
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $19,580 for Class A shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.73%
Class B	1.48
Class C	1.48
Class Z	0.48

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically

22

Columbia California Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.55% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $230,075,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,149,000
Unrealized depreciation	(627,000)
Net unrealized apppreciation	$13,522,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$438,576

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $12,225,882 and $13,492,071, respectively, for the six months ended September 30, 2011.

Note 6. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the period April 1, 2011 through May 16, 2011, there were no credits.

Note 7. Shareholder Concentration

At September 30, 2011, one shareholder account owned 86.1% of the outstanding shares of the Fund. Subscription

23

Columbia California Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund had no borrowings during the six months ended September 30, 2011.

Note 9. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited

24

Columbia California Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

25

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia California Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1085 C (11/11)

Columbia North Carolina Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	18

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia North Carolina Intermediate Municipal Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		Z
Inception	12/14/92		06/07/93		12/16/92		12/11/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	6.18	2.73	5.94	2.94	5.85	4.85	6.30
1-year	3.41	0.09	2.79	–0.21	2.70	1.70	3.55
5-year	3.82	3.14	3.08	3.08	3.06	3.06	4.06
10-year	3.73	3.39	2.98	2.98	2.96	2.96	3.98

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+6.18%

Class A shares (without sales charge)

+6.36%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	10.60
Class B	10.61
Class C	10.60
Class Z	10.59

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.15
Class B	0.12
Class C	0.12
Class Z	0.16

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Portfolio Breakdown(a)

as of 09/30/11 (%)
Floating Rate Notes	1.0
Municipal Bonds	96.6
Other(b)	2.4

(a)Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(b)Includes Cash Equivalents.

Quality Breakdown(1)

as of 09/30/11 (%)
AAA rating	29.1
AA rating	48.1
A rating	12.9
BBB rating	8.0
Non-rated	1.9

(1)Excludes Investments of Cash Collateral received for securities on loan.

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund's investments does not remove market risk.

1

Understanding Your Expenses – Columbia North Carolina Intermediate Municipal Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,061.80	1,021.00	4.12	4.04	0.80
Class B	1,000.00	1,000.00	1,059.40	1,017.25	7.98	7.82	1.55
Class C	1,000.00	1,000.00	1,058.50	1,017.25	7.98	7.82	1.55
Class Z	1,000.00	1,000.00	1,063.00	1,022.25	2.84	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 95.1%
Advanced Refunded 5.6%
City of High Point Prerefunded 06/01/12 Unlimited General Obligation Bonds Water & Sewer
Series 2002 (NPFGC) 06/01/14	4.500%	$1,275,000	$1,324,394
County of Craven Prerefunded 05/01/12 Unlimited General Obligation Bonds
Series 2002 (AMBAC) 05/01/19	5.000%	1,000,000	1,038,090
County of Gaston Prerefunded 06/012/12 Unlimited General Obligation Bonds
Series 2002 (AMBAC) 06/01/20	5.250%	1,500,000	1,565,625
County of Wake Prerefunded 03/01/19 Unlimited General Obligation Bonds Public Improvement
Series 2009 03/01/20	5.000%	935,000	1,157,072
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC) 10/01/26	5.125%	3,065,000	3,673,556
North Carolina Eastern Municipal Power Agency Revenue Bonds
Series 1986A Escrowed to Maturity 01/01/17	5.000%	2,165,000	2,552,318
Total			11,311,055
Airport 1.7%
Raleigh Durham Airport Authority Refunding Revenue Bonds
Series 2010A 05/01/23	5.000%	3,000,000	3,417,990
College 7.1%
Appalachian State University Refunding Revenue Bonds
Series 2005 (NPFGC) 07/15/21	5.000%	1,485,000	1,588,534
Utility System
Series 1998 (NPFGC) 05/15/12	5.000%	1,000,000	1,029,010
North Carolina Capital Facilities Finance Agency Revenue Bonds Johnson & Wales University Project
Series 2003A (XLCA) 04/01/21	5.250%	1,000,000	1,021,790
Meredith College
Series 2008 06/01/31	6.000%	1,000,000	1,046,810
Wake Forest University
Series 2009 01/01/26	5.000%	1,000,000	1,117,010
University of North Carolina System Revenue Bonds Asheville/Wilmington
Series 2010C 10/01/16	5.000%	3,000,000	3,536,760
General Trust Indenture
Series 2009B 10/01/17	4.250%	1,000,000	1,135,150

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
College (cont.)
Series 2009C 10/01/17	4.500%	$1,525,000	$1,712,102
Series 2008A 10/01/22	5.000%	2,000,000	2,266,200
Total			14,453,366
County 1.7%
County of Orange Unlimited General Obligation Refunding Bonds
Series 2005B 04/01/16	5.250%	1,000,000	1,147,240
County of Wake Unlimited General Obligation Public Improvement Bonds
Series 2011 04/01/15	5.000%	2,000,000	2,301,560
Total			3,448,800
Electric 9.9%
Greenville Utilities Commission Revenue Bonds
Series 2008A (AGM) 11/01/18	5.000%	1,040,000	1,237,070
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds
Series 1988A 01/01/26	6.000%	1,000,000	1,345,960
Refunding Revenue Bonds
Series 1993B (NPFGC) 01/01/22	6.000%	1,000,000	1,222,450
Series 1993B (NPFGC/FGIC) 01/01/22	6.000%	3,000,000	3,693,660
Series 2005A (AMBAC) 01/01/20	5.250%	2,000,000	2,244,560
Series 2008A (AGM) 01/01/19	5.250%	1,500,000	1,722,375
Revenue Bonds
Series 2009B 01/01/26	5.000%	1,500,000	1,606,215
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds
Series 2008A 01/01/17	5.250%	1,185,000	1,389,649
01/01/20	5.250%	2,000,000	2,292,780
Revenue Bonds
Series 2009A 01/01/25	5.000%	1,500,000	1,623,960
Puerto Rico Electric Power Authority Refunding Revenue Bonds
Series 2007VV (NPFGC)(a) 07/01/25	5.250%	1,690,000	1,811,629
Total			20,190,308
Health Care - Hospital 11.1%
Albemarle Hospital Authority Refunding Revenue Bonds
Series 2007 10/01/21	5.250%	2,000,000	1,907,180
10/01/27	5.250%	1,000,000	888,630

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Health Care - Hospital (cont.)
Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds Carolinas Health Care System Group
Series 2007A (AGM) 01/15/20	5.000%	$1,550,000	$1,713,757
Carolinas HealthCare System Group
Series 2008A 01/15/24	5.250%	2,000,000	2,198,380
Series 2009A 01/15/21	5.000%	1,000,000	1,128,670
North Carolina Medical Care Commission Refunding Revenue Bonds North Carolina Baptist Hospital
Series 2010 06/01/17	5.000%	1,500,000	1,729,590
Revenue Bonds Moses Cone Health System
Series 2011 10/01/20	5.000%	2,000,000	2,301,620
Novant Health Obligation Group
Series 2003A 11/01/13	5.000%	3,000,000	3,188,850
11/01/17	5.000%	2,000,000	2,077,900
Wilson Medical Center
Series 2007 11/01/19	5.000%	3,385,000	3,626,181
Northern Hospital District of Surry County Revenue Bonds
Series 2008 10/01/24	5.750%	1,000,000	1,021,170
University Medical Center Corp. Revenue Bonds
Series 2004 07/01/13	5.250%	750,000	784,598
Total			22,566,526
Health Care - Life Care Center 0.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates
Series 2007 07/01/16	5.000%	1,000,000	1,079,650
Housing - Single Family 1.8%
North Carolina Housing Finance Agency(b) Revenue Bonds Home Ownership
Series 1998-2-A AMT 01/01/20	5.200%	500,000	500,400
Series 1999-3-A AMT 01/01/19	5.150%	705,000	705,536
Series 1999-5-A AMT 01/01/19	5.550%	1,140,000	1,171,589
Series 1999-6-A AMT 01/01/16	6.000%	275,000	275,514
Series 2000-8-A AMT 07/01/12	6.050%	110,000	110,342

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Housing - Single Family (cont.)
Series 2007-30-A AMT 07/01/23	5.000%	$970,000	$997,888
Total			3,761,269
Lease 18.5%
City of Charlotte Refunding Certificate of Participation Convention Facility Project
Series 2003A 08/01/16	5.500%	2,550,000	2,770,651
City of Greenville Certificate of Participation Public Facilities & Equipment Project
Series 2004 (AMBAC) 06/01/22	5.250%	2,180,000	2,310,996
City of Wilmington Refunding Certificate of Participation
Series 2006A 06/01/17	5.000%	1,005,000	1,156,856
County of Burke Certificate of Participation
Series 2006B (AMBAC) 04/01/18	5.000%	1,425,000	1,570,906
County of Cabarrus Certificate of Participation Installment Financing Contract
Series 2008C 06/01/22	5.000%	1,545,000	1,731,157
County of Chatham Certificate of Participation
Series 2006 (AMBAC) 06/01/20	5.000%	1,065,000	1,157,027
County of Craven Certificate of Participation
Series 2007 (NPFGC) 06/01/18	5.000%	2,825,000	3,242,083
06/01/19	5.000%	1,825,000	2,061,629
County of Cumberland Refunding Certificate of Participation Improvement Projects
Series 2009-B1 12/01/21	5.000%	2,775,000	3,212,895
County of Dare Certificate of Participation
Series 2005 (NPFGC/FGIC) 06/01/20	5.000%	3,005,000	3,244,138
County of Gaston Refunding Certificate of Participation
Series 2005 (NPFGC) 12/01/15	5.000%	1,350,000	1,543,252
County of Henderson Certificate of Participation
Series 2006A (AMBAC) 06/01/16	5.000%	1,060,000	1,219,859
County of Mecklenburg Certificate of Participation
Series 2009A 02/01/23	5.000%	1,000,000	1,126,150

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Lease (cont.)
County of Moore Revenue Bonds
Series 2010 06/01/24	5.000%	$1,635,000	$1,842,351
County of New Hanover Refunding Certificate of Participation
Series 2005B (AMBAC) 09/01/18	5.000%	1,755,000	2,075,814
County of Randolph Refunding Certificate of Participation
Series 2004 (AGM) 06/01/14	5.000%	1,640,000	1,807,690
County of Sampson Certificate of Participation
Series 2006 (AGM) 06/01/16	5.000%	1,000,000	1,163,240
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement
Series 2007A (AGM) 05/01/24	5.000%	2,570,000	2,829,698
Town of Chapel Hill Certificate of Participation Chapel Hill Operations Center
Series 2005 06/01/21	5.250%	1,360,000	1,477,994
Total			37,544,386
Miscellaneous Revenue 3.4%
County of Harnett Certificate of Participation
Series 2009 06/01/22	5.000%	1,880,000	2,098,550
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Research Triangle Institute
Series 2010 02/01/17	4.000%	1,440,000	1,613,635
02/01/18	4.000%	1,000,000	1,123,700
Tobacco Settlement Financing Corp. Revenue Bonds
Series 2007-1A 06/01/12	4.250%	2,000,000	2,025,840
Total			6,861,725
Port District 1.0%
North Carolina Ports Authority Revenue Bonds Senior Lien
Series 2010B 02/01/25	5.000%	2,000,000	2,105,680
Sales or Use Tax 4.0%
City of Charlotte Revenue Bonds
Series 2006 06/01/17	5.000%	1,120,000	1,306,357

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Sales or Use Tax (cont.)
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds
Series 2003AA (NPFGC)(a) 07/01/18	5.500%	$3,500,000	$3,837,050
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds
Series 2005C (FGIC)(a) 07/01/20	5.500%	1,200,000	1,301,748
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien
Series 2010A 10/01/20	5.000%	1,560,000	1,665,050
Total			8,110,205
Special Purpose Certificates - General Obligations 10.1%
City of Charlotte Unlimited General Obligation Bonds
Series 2002C 07/01/20	5.000%	1,570,000	1,617,555
07/01/22	5.000%	1,265,000	1,298,282
County of Cabarrus Unlimited General Obligation Bonds Public Improvement
Series 2006 03/01/15	5.000%	1,000,000	1,145,030
03/01/16	5.000%	1,000,000	1,171,410
County of Iredell Unlimited General Obligation Bonds School
Series 2006 02/01/19	5.000%	2,420,000	2,730,777
County of Mecklenburg Unlimited General Obligation Refunding Bonds
Series 2009A 08/01/19	5.000%	1,000,000	1,231,230
County of New Hanover Unlimited General Obligation Refunding Bonds
Series 2009 12/01/17	5.000%	1,170,000	1,424,358
County of Orange Unlimited General Obligation Bonds Public Improvement
Series 2005A 04/01/22	5.000%	2,000,000	2,219,200
County of Stanly Unlimited General Obligation Refunding Bonds
Series 2010 02/01/18	4.000%	1,500,000	1,726,125
County of Wake Unlimited General Obligation Refunding Bonds
Series 2009D 02/01/18	4.000%	2,000,000	2,305,020
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009 03/01/20	5.000%	3,065,000	3,710,152
Total			20,579,139

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State 1.1%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds
Series 2001A (NPFGC)(a) 07/01/14	5.500%	$1,725,000	$1,868,279
State of North Carolina Unrefunded Unlimited General Obligation Bonds Public Improvement
Series 2001A 03/01/14	4.750%	395,000	402,335
Total			2,270,614
Water & Sewer 17.6%
Cape Fear Public Utility Authority Revenue Bonds
Series 2008 08/01/20	5.000%	1,000,000	1,171,240
City of Charlotte Revenue Bonds
Series 2002A 07/01/14	5.500%	1,250,000	1,420,275
Series 2009B 07/01/25	5.000%	5,835,000	6,815,280
Water & Sewer System
Series 2008 07/01/23	5.000%	3,000,000	3,454,200
City of Concord Refunding Revenue Bonds
Series 2008B 12/01/19	5.000%	1,500,000	1,782,810
City of Gastonia Refunding Revenue Bonds
Series 2009 05/01/17	4.000%	1,205,000	1,356,673
City of Greensboro Refunding Revenue Bonds
Series 2006 06/01/17	5.250%	2,000,000	2,419,680
06/01/22	5.250%	1,200,000	1,510,788
06/01/23	5.250%	2,000,000	2,527,920
City of High Point Revenue Bonds
Series 2008 (AGM) 11/01/24	5.000%	1,000,000	1,113,290
11/01/25	5.000%	1,000,000	1,104,810
City of Raleigh Revenue Bonds
Series 2006A 03/01/16	5.000%	1,500,000	1,757,115

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Water & Sewer (cont.)
Series 2011 03/01/27	5.000%	$800,000	$924,736
City of Winston-Salem Refunding Revenue Bonds
Series 2007A 06/01/19	5.000%	3,000,000	3,523,980
Revenue Bonds
Series 2009 06/01/23	5.000%	1,000,000	1,177,350
County of Brunswick Revenue Bonds
Series 2008A 04/01/20	5.000%	1,915,000	2,195,739
04/01/22	5.000%	1,390,000	1,561,860
Total			35,817,746
Total Municipal Bonds (Cost: $180,557,226)			$193,518,459
		Shares	Value
Money Market Funds 2.4%
JP Morgan Tax Free Money Market Fund, 0.010%(c)		4,891,139	$4,891,139
Total Money Market Funds (Cost: $4,891,139)			$4,891,139
Issue Description	Coupon Rate	Principal Amount	Value
Floating Rate Notes 1.0%
County of Forsyth Unlimited General Obligation Bonds
VRDN Series 2007B (Wells Fargo Bank)(d) 10/01/26	0.150%	$1,945,000	$1,945,000
Total Floating Rate Notes (Cost: $1,945,000)			$1,945,000
Total Investments (Cost: $187,393,365)			$200,354,598
Other Assets & Liabilities, Net			3,131,804
Total Net Assets			$203,486,402

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2011, the value of these securities amounted to $8,818,706 or 4.33% of net assets.

(b)  At September 30, 2011, the value of securities subject to alternative minimum tax represented 1.85% of net assets.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2011.

(d)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$193,518,459	$—	$193,518,459
Total Bonds	—	193,518,459	—	193,518,459
Short-Term Securities
Floating Rate Notes	—	1,945,000	—	1,945,000
Total Short-Term Securities	—	1,945,000	—	1,945,000
Other
Unaffiliated Money Market Funds(c)	4,891,139	—	—	4,891,139
Total Other	4,891,139	—	—	4,891,139
Total	$4,891,139	$195,463,459	$—	$200,354,598

  The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $187,393,365)	$200,354,598
Receivable for:
Capital shares sold	1,428,302
Investments sold	55,008
Interest	2,735,382
Expense reimbursement due from Investment Manager	573
Prepaid expense	13,684
Total assets	204,587,547
Liabilities
Payable for:
Capital shares purchased	389,877
Dividend distributions to shareholders	512,669
Investment management fees	2,210
Distribution and service fees	391
Transfer agent fees	28,667
Administration fees	387
Other expenses	166,944
Total liabilities	1,101,145
Net assets applicable to outstanding capital stock	$203,486,402

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$193,367,113
Undistributed net investment income	737,031
Accumulated net realized loss	(3,578,975)
Unrealized appreciation (depreciation) on:
Investments	12,961,233
Total – representing net assets applicable to outstanding capital stock	$203,486,402
Net assets applicable to outstanding shares
Class A	$29,982,128
Class B	$250,911
Class C	$6,400,174
Class Z	$166,853,189
Shares outstanding
Class A	2,827,605
Class B	23,659
Class C	603,762
Class Z	15,749,419
Net asset value per share
Class A(a)	$10.60
Class B	$10.61
Class C	$10.60
Class Z	$10.59

(a)  The maximum offering price per share for Class A is $10.96. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia North Carolina Intermediate Municipal Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$802
Interest	3,700,110
Total income	3,700,912
Expenses:
Investment management fees	401,690
Distribution fees
Class B	1,510
Class C	22,532
Service fees
Class B	504
Class C	7,511
Distribution and service fees–Class A	39,832
Transfer agent fees
Class A	28,098
Class B	487
Class C	5,057
Class Z	139,740
Administration fees	102,077
Compensation of board members	16,217
Pricing and bookkeeping fees	9,953
Custodian fees	6,017
Printing and postage fees	15,075
Registration fees	941
Professional fees	33,777
Chief compliance officer expenses	29
Other	3,048
Total expenses	834,095
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(214,721)
Total net expenses	619,374
Net investment income	3,081,538
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(25,761)
Net realized loss	(25,761)
Net change in unrealized appreciation (depreciation) on:
Investments	9,124,658
Net change in unrealized appreciation	9,124,658
Net realized and unrealized gain	9,098,897
Net increase in net assets resulting from operations	$12,180,435

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia North Carolina Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$3,081,538	$6,621,166
Net realized gain (loss)	(25,761)	421,138
Net change in unrealized appreciation (depreciation)	9,124,658	(1,571,989)
Net increase in net assets resulting from operations	12,180,435	5,470,315
Distributions to shareholders from:
Net investment income
Class A	(458,572)	(1,021,135)
Class B	(4,282)	(25,047)
Class C	(63,871)	(100,745)
Class Z	(2,554,256)	(5,474,239)
Total distributions to shareholders	(3,080,981)	(6,621,166)
Decrease in net assets from share transactions	(3,595,296)	(12,026,995)
Total increase (decrease) in net assets	5,504,158	(13,177,846)
Net assets at beginning of period	197,982,244	211,160,090
Net assets at end of period	$203,486,402	$197,982,244
Undistributed net investment income	$737,031	$736,474

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia North Carolina Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	249,687	2,592,638	744,742	7,705,255
Distributions reinvested	25,937	270,941	66,632	688,368
Redemptions	(580,357)	(6,080,732)	(952,825)	(9,935,460)
Net decrease	(304,733)	(3,217,153)	(141,451)	(1,541,837)
Class B shares
Subscriptions	181	1,884	6,350	65,743
Distributions reinvested	168	1,758	1,042	10,808
Redemptions	(31,374)	(327,544)	(76,554)	(778,304)
Net decrease	(31,025)	(323,902)	(69,162)	(701,753)
Class C shares
Subscriptions	105,542	1,095,057	255,153	2,624,201
Distributions reinvested	3,551	37,091	4,823	49,683
Redemptions	(25,602)	(265,588)	(113,002)	(1,163,003)
Net increase	83,491	866,560	146,974	1,510,881
Class Z shares
Subscriptions	1,511,910	15,813,906	3,796,730	39,249,860
Distributions reinvested	16,743	174,725	31,553	325,530
Redemptions	(1,627,240)	(16,909,432)	(4,975,352)	(50,869,676)
Net decrease	(98,587)	(920,801)	(1,147,069)	(11,294,286)
Total net decrease	(350,854)	(3,595,296)	(1,210,708)	(12,026,995)

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.13		$10.17		$9.79		$10.08		$10.38		$10.40
Income from investment operations:
Net investment income	0.15		0.31		0.33		0.37		0.39		0.40
Net realized and unrealized gain (loss)	0.47		(0.04)		0.38		(0.29)		(0.30)		0.03
Total from investment operations	0.62		0.27		0.71		0.08		0.09		0.43
Less distributions to shareholders from:
Net investment income	(0.15)		(0.31)		(0.33)		(0.37)		(0.39)		(0.39)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.06)
Total distributions to shareholders	(0.15)		(0.31)		(0.33)		(0.37)		(0.39)		(0.45)
Net asset value, end of period	$10.60		$10.13		$10.17		$9.79		$10.08		$10.38
Total return	6.18%		2.61%		7.34%		0.87%		0.84%		4.23%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.02	%(c)	0.94%		0.91%		0.89%		0.91%		0.93%
Net expenses after fees waived or expenses reimbursed(d)	0.80	%(c)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	2.90	%(c)	2.97	%(e)	3.27	%(e)	3.79	%(e)	3.73	%(e)	3.80	%(e)
Supplemental data
Net assets, end of period (in thousands)	$29,982		$31,731		$33,307		$23,236		$22,399		$18,705
Portfolio turnover	1%		16%		15%		20%		25%		17%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia North Carolina Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.13		$10.17		$9.79		$10.08		$10.38		$10.39
Income from investment operations:
Net investment income	0.12		0.23		0.26		0.30		0.31		0.32
Net realized and unrealized gain (loss)	0.48		(0.04)		0.38		(0.29)		(0.30)		0.04
Total from investment operations	0.60		0.19		0.64		0.01		0.01		0.36
Less distributions to shareholders from:
Net investment income	(0.12)		(0.23)		(0.26)		(0.30)		(0.31)		(0.31)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.06)
Total distributions to shareholders	(0.12)		(0.23)		(0.26)		(0.30)		(0.31)		(0.37)
Net asset value, end of period	$10.61		$10.13		$10.17		$9.79		$10.08		$10.38
Total return	5.94%		1.85%		6.55%		0.13%		0.09%		3.55%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.84	%(c)	1.69%		1.66%		1.64%		1.66%		1.68%
Net expenses after fees waived or expenses reimbursed(d)	1.55	%(c)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.15	%(c)	2.22	%(e)	2.56	%(e)	3.04	%(e)	2.99	%(e)	3.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$251		$554		$1,260		$1,920		$2,668		$3,776
Portfolio turnover	1%		16%		15%		20%		25%		17%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia North Carolina Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.13		$10.17		$9.79		$10.08		$10.38		$10.40
Income from investment operations:
Net investment income	0.12		0.23		0.26		0.30		0.31		0.32
Net realized and unrealized gain (loss)	0.47		(0.04)		0.38		(0.29)		(0.30)		0.03
Total from investment operations	0.59		0.19		0.64		0.01		0.01		0.35
Less distributions to shareholders from:
Net investment income	(0.12)		(0.23)		(0.26)		(0.30)		(0.31)		(0.31)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.06)
Total distributions to shareholders	(0.12)		(0.23)		(0.26)		(0.30)		(0.31)		(0.37)
Net asset value, end of period	$10.60		$10.13		$10.17		$9.79		$10.08		$10.38
Total return	5.85%		1.84%		6.55%		0.12%		0.09%		3.45%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.76	%(c)	1.69%		1.66%		1.64%		1.66%		1.68%
Net expenses after fees waived or expenses reimbursed(d)	1.55	%(c)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.14	%(c)	2.22	%(e)	2.54	%(e)	3.04	%(e)	2.99	%(e)	3.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$6,400		$5,270		$3,797		$3,672		$3,108		$3,760
Portfolio turnover	1%		16%		15%		20%		25%		17%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia North Carolina Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.12		$10.17		$9.79		$10.07		$10.38		$10.39
Income from investment operations:
Net investment income	0.16		0.33		0.36		0.40		0.41		0.42
Net realized and unrealized gain (loss)	0.47		(0.05)		0.38		(0.28)		(0.31)		0.05
Total from investment operations	0.63		0.28		0.74		0.12		0.10		0.47
Less distributions to shareholders from:
Net investment income	(0.16)		(0.33)		(0.36)		(0.40)		(0.41)		(0.42)
Net realized gains	—		—		—		—		(0.00	)(a)	(0.06)
Total distributions to shareholders	(0.16)		(0.33)		(0.36)		(0.40)		(0.41)		(0.48)
Net asset value, end of period	$10.59		$10.12		$10.17		$9.79		$10.07		$10.38
Total return	6.30%		2.76%		7.61%		1.22%		0.99%		4.59%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76	%(c)	0.69%		0.66%		0.64%		0.66%		0.68%
Net expenses after fees waived or expenses reimbursed(d)	0.55	%(c)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.15	%(c)	3.22	%(e)	3.54	%(e)	4.03	%(e)	3.99	%(e)	4.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$166,853		$160,427		$172,795		$163,885		$154,515		$155,432
Portfolio turnover	1%		16%		15%		20%		25%		17%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia North Carolina Intermediate Municipal Bond Fund
September 30, 2011 (Unaudited)

Note 1. Organization

Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

18

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of

19

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.11% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $726.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

20

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.24
Class C	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $20,744 for Class A and $34 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

21

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

from the Fund's custodian, did not exceed 0.55% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $187,393,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,196,000
Unrealized depreciation	(235,000)
Net unrealized appreciation	$12,961,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$620,438
2018	2,905,585
Total	$3,526,023

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,132,140 and $4,167,230, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the

22

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the period April 1, 2011 through May 16, 2011, there were no custody credits earned.

Note 8. Shareholder Concentration

At September 30, 2011, one shareholder account owned 79.6% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended September 30, 2011.

Note 10. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and

23

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs   allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all

24

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

25

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia North Carolina Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia North Carolina Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1100 C (11/11)

Columbia Maryland Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Maryland Intermediate Municipal Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		Z
Inception	09/01/90		06/08/93		06/17/92		09/01/90
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.99	2.54	5.58	2.58	5.69	4.69	6.22
1-year	2.89	–0.49	2.11	–0.87	2.21	1.21	3.23
5-year	3.89	3.20	3.14	3.14	3.13	3.13	4.17
10-year	3.49	3.15	2.73	2.73	2.73	2.73	3.76

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/2011

+5.99%

Class A shares (without sales charge)

+6.36%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	10.86
Class B	10.87
Class C	10.87
Class Z	10.87

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Portfolio Breakdowna

as of 09/30/11 (%)
Municipal Bonds	97.0
Other[b]	3.0

aPercentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

bCash & Cash Equivalents.

Quality Breakdownc

as of 09/30/11 (%)
AAA rating	38.8
AA rating	33.9
A rating	14.6
BBB rating	9.8
BB rating	1.8
Non-rated	1.1

cExcludes Investments of Cash Collateral received for securities on loan.

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund's investments does not remove market risk.

1

Understanding Your Expenses – Columbia Maryland Intermediate Municipal Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.90	1,021.11	4.08	4.00	0.79
Class B	1,000.00	1,000.00	1,055.80	1,017.30	7.99	7.84	1.55
Class C	1,000.00	1,000.00	1,056.90	1,017.30	7.99	7.84	1.55
Class Z	1,000.00	1,000.00	1,062.20	1,022.31	2.84	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 95.6%
Advanced Refunded 1.6%
City of Baltimore Revenue Bonds Water Project
Series 1994A Escrowed to Maturity (FGIC) 07/01/24	5.000%	$1,400,000	$1,747,116
Maryland State Transportation Authority Revenue Bonds
Series 1978 Escrowed to Maturity 07/01/16	6.800%	370,000	430,147
Total			2,177,263
City 3.6%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement
Series 2008A (AGM) 10/15/22	5.000%	2,000,000	2,305,220
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities
Series 2006 11/01/18	5.250%	2,005,000	2,488,847
Total			4,794,067
College 6.3%
City of Westminster Revenue Bonds McDaniel College, Inc.
Series 2006 11/01/17	5.000%	575,000	634,564
Maryland Economic Development Corp. Refunding Revenue Bonds University of Maryland-Baltimore County Project
Series 2006 (XLCA) 07/01/20	5.000%	600,000	613,182
University of Maryland-College Park Projects
Series 2006 (AGCP) 06/01/17	5.000%	1,000,000	1,091,970
Maryland Health & Higher Educational Facilities Authority Revenue Bonds College of Notre Dame
Series 1998 (NPFGC) 10/01/14	4.600%	510,000	560,944
Johns Hopkins University
Series 2008A 07/01/18	5.000%	1,750,000	2,108,855
Maryland Industrial Development Financing Authority Refunding Revenue Bonds American Center for Physics Facility
Series 2001 12/15/15	5.250%	1,000,000	1,009,950
University System of Maryland Revenue Bonds
Series 2006A 10/01/15	5.000%	2,000,000	2,337,580
Total			8,357,045

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
County 2.9%
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement
Series 2006 03/01/18	5.000%	$3,300,000	$3,804,438
Electric 3.8%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac
Series 2009 09/01/22	6.200%	2,500,000	2,991,775
Puerto Rico Electric Power Authority Refunding Revenue Bonds
Series 2010ZZ 07/01/25	5.250%	1,985,000	2,078,414
Total			5,070,189
Health Care – Hospital 9.8%
County of Baltimore Revenue Bonds Catholic Health Initiatives
Series 2006A 09/01/16	5.000%	1,000,000	1,152,540
09/01/26	5.000%	1,500,000	1,585,545
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Carroll Hospital Center
Series 2006 07/01/26	4.500%	1,000,000	972,600
FHA Insured Mortgage-Western Health
Series 2006 07/01/13	5.000%	1,280,000	1,357,786
01/01/20	5.000%	1,450,000	1,574,149
King Farm Presbyterian Community
Series 2007A 01/01/27	5.250%	1,000,000	842,390
Peninsula Regional Medical Center
Series 2006 07/01/26	5.000%	2,000,000	2,045,660
University of Maryland Medical System
Series 2010 07/01/20	5.000%	1,000,000	1,111,070
Maryland Health & Higher Educational Facilities Authority(a) Revenue Bonds Johns Hopkins Health System
Series 2008 05/15/48	5.000%	2,000,000	2,258,200
Total			12,899,940
Health Care – Life Care Center 2.3%
County of Baltimore Revenue Bonds Oak Crest Village Incorporate Facility
Series 2007A 01/01/22	5.000%	1,045,000	1,083,978
01/01/27	5.000%	2,000,000	1,993,500
Total			3,077,478

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Health Care – Nursing Home 1.0%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation
Series 2009B 01/01/23	6.000%	$1,250,000	$1,320,587
Housing – Multi-Family 3.7%
Maryland Economic Development Corp. Refunding Revenue Bonds University of Maryland-College Park Projects
Series 2006 (AGCP) 06/01/19	5.000%	1,000,000	1,069,390
Revenue Bonds
Collegiate Housing-Salisbury
Series 1999A 06/01/19	6.000%	745,000	745,000
Collegiate Housing-Towson
Series 1999A 06/01/12	5.700%	355,000	355,788
Senior Revenue Bonds
Towson University Project
Series 2007A 07/01/24	5.250%	1,185,000	1,195,428
Montgomery County Housing Opportunities Commission Revenue Bonds Housing Development
Series 2000A 07/01/30	6.100%	1,500,000	1,501,665
Total			4,867,271
Housing – Other 1.4%
Maryland Economic Development Corp. Revenue Bonds Collegiate Housing-Salisbury
Series 1999A 06/01/30	6.000%	1,850,000	1,847,761
Housing – Single Family 4.2%
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization
Series 2003 (AGM) 07/01/21	4.400%	1,500,000	1,528,575
Residential
Series 2010B 09/01/30	5.125%	1,500,000	1,562,910
Maryland Community Development Administration(b) Revenue Bonds Residential
Series 1999D AMT 09/01/24	5.375%	2,410,000	2,411,446
Total			5,502,931
Industrial – Pollution – IDR 0.8%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc.
Series 2010 09/01/25	5.750%	1,000,000	1,007,850

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Lease 4.1%
City of Baltimore Refunding Certificate of Participation
Series 2010A 10/01/17	5.000%	$1,500,000	$1,751,505
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters
Series 2010 06/01/22	4.500%	2,675,000	3,128,707
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System
Series 2006A 12/15/19	5.250%	500,000	578,730
Total			5,458,942
Miscellaneous Revenue 9.5%
City of Baltimore Senior Revenue Bonds
Series 2006A (XLCA) 09/01/17	5.250%	1,300,000	1,314,534
County of Montgomery Revenue Bonds Department of Liquor Control
Series 2009A 04/01/22	5.000%	2,055,000	2,362,038
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill
Series 2011 11/01/24	5.000%	1,030,000	1,160,439
Maryland State Transportation Authority Revenue Bonds Baltimore/Washington International Airport Projects
Series 2002A (AMBAC) 03/01/15	4.500%	3,000,000	3,070,320
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds
Series 2008A 03/01/23	5.000%	1,000,000	1,147,340
Washington Metropolitan Area Transit Authority Revenue Bonds Transit
Series 2009 07/01/23	5.250%	3,000,000	3,430,230
Total			12,484,901
Sales or Use Tax 9.0%
Maryland State Department of Transportation Revenue Bonds
Series 2002 02/01/14	5.500%	5,000,000	5,581,100
Series 2008 02/15/22	5.000%	3,125,000	3,582,656
Series 2009 06/15/21	4.000%	1,495,000	1,661,155

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Sales or Use Tax (cont.)
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien
Series 2010A 10/01/17	5.000%	$1,000,000	$1,098,290
Total			11,923,201
Special District – Assessment 2.0%
County of Frederick Special Tax Bonds Urbana Community Development Authority
Series 2010A 07/01/25	5.000%	2,500,000	2,654,475
Special Purpose Certificates – General Obligations 11.8%
County of Anne Arundel Limited General Obligation Refunding Bonds Consolidated General Improvement
Series 2006 03/01/15	5.000%	2,000,000	2,290,060
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement
Series 2008 02/01/18	5.000%	1,000,000	1,212,130
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities
Series 2005 08/01/14	5.000%	1,500,000	1,688,115
Series 2006 11/01/21	5.250%	2,500,000	3,159,175
County of Howard Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2002A 08/15/15	5.250%	795,000	809,294
County of Montgomery Unlimited General Obligation Refunding Bonds Consolidated Public Improvement
Series 2005A 07/01/16	5.000%	1,500,000	1,778,565
County of Prince George's Limited General Obligation Refunding & Public Improvement Bonds
Series 2011B 09/15/20	5.000%	2,000,000	2,470,460
Limited General Obligation Refunding Bonds
Consolidated Public Improvement
Series 2001 (NPFGC/FGIC) 12/01/12	5.250%	2,000,000	2,036,680
Unrefunded Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 1999 (AGM) 10/01/12	5.000%	65,000	65,254
Total			15,509,733

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State 8.1%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds
Series 2002A (FGIC) 07/01/17	5.500%	$2,520,000	$2,789,413
State of Maryland Unlimited General Obligation Bonds State & Local Facilities-Capital Improvement
1st Series 2003A 03/01/17	5.250%	3,000,000	3,630,210
Unlimited General Obligation Bonds State & Local Facilities
1st Series 2009C 03/01/21	5.000%	1,500,000	1,796,820
State & Local Facilities-Capital Improvement
Series 2002A 03/01/13	5.500%	2,245,000	2,409,559
Total			10,626,002
Toll Road 2.6%
Maryland State Transportation Authority Revenue Bonds
Series 2009A 07/01/22	5.000%	3,000,000	3,468,270
Water & Sewer 7.1%
City of Baltimore Revenue Bonds Wastewater Projects
Series 2006C (AMBAC) 07/01/18	5.000%	1,125,000	1,292,400
Series 2007D (AMBAC) 07/01/19	5.000%	1,250,000	1,456,775
Series 2008A (AGM) 07/01/21	5.000%	1,250,000	1,451,025
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds
Series 2008 03/01/21	5.000%	2,500,000	2,858,150
Washington Suburban Sanitation Commission Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2009 06/01/21	4.000%	2,000,000	2,251,680
Total			9,310,030
Total Municipal Bonds (Cost: $117,793,075)			$126,162,374

	Shares	Value
Money Market Fund 3.0%
JP Morgan Tax Free Money Market Fund, 0.010% (c)	3,950,394	$3,950,394
Total Money Market Fund (Cost: $3,950,394)		$3,950,394
Total Investments (Cost: $121,743,469)		$130,112,768
Other Assets & Liabilities, Net		1,793,211
Total Net Assets		$131,905,979

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(b)  At September 30, 2011, the value of securities subject to alternative minimum tax represented 1.83% of net assets.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2011.

Abbreviation Legend

AGCP  Assured Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$126,162,374	$—	$126,162,374
Total Bonds	—	126,162,374	—	126,162,374
Other
Unaffiliated Money Market Fund(c)	3,950,394	—	—	3,950,394
Total Other	3,950,394	—	—	3,950,394
Total	$3,950,394	$126,162,374	$—	$130,112,768

  The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $121,743,469)	$130,112,768
Receivable for:
Capital shares sold	357,366
Investments sold	1,026,104
Interest	1,341,142
Expense reimbursement due from Investment Manager	493
Prepaid expense	12,274
Total assets	132,850,147
Liabilities
Payable for:
Capital shares purchased	410,570
Dividend distributions to shareholders	345,084
Investment management fees	1,447
Distribution and service fees	255
Transfer agent fees	20,145
Administration fees	253
Other expenses	166,414
Total liabilities	944,168
Net assets applicable to outstanding capital stock	$131,905,979

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$127,708,494
Undistributed net investment income	175,278
Accumulated net realized loss	(4,347,092)
Unrealized appreciation (depreciation) on:
Investments	8,369,299
Total — representing net assets applicable to outstanding capital stock	$131,905,979
Net assets applicable to outstanding shares
Class A	$24,192,406
Class B	$194,564
Class C	$3,091,649
Class Z	$104,427,360
Shares outstanding
Class A	2,226,898
Class B	17,896
Class C	284,536
Class Z	9,610,264
Net asset value per share
Class A(a)	$10.86
Class B	$10.87
Class C	$10.87
Class Z	$10.87

(a)  The maximum offering price per share for Class A is $11.22. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Maryland Intermediate Municipal Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$479
Interest	2,605,472
Total income	2,605,951
Expenses:
Investment management fees	261,596
Distribution fees
Class B	1,093
Class C	12,585
Service fees
Class B	365
Class C	4,195
Distribution and service fees–Class A	29,825
Transfer agent fees
Class A	21,802
Class B	285
Class C	3,111
Class Z	93,913
Administration fees	65,020
Compensation of board members	15,905
Pricing and bookkeeping fees	8,201
Custodian fees	6,052
Printing and postage fees	13,655
Registration fees	2,375
Professional fees	31,881
Chief compliance officer expenses	24
Other	2,812
Total expenses	574,695
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(167,448)
Expense reductions	(60)
Total net expenses	407,187
Net investment income	2,198,764
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(21,799)
Net realized loss	(21,799)
Net change in unrealized appreciation (depreciation) on:
Investments	5,547,320
Net change in unrealized appreciation	5,547,320
Net realized and unrealized gain	5,525,521
Net increase in net assets resulting from operations	$7,724,285

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Maryland Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$2,198,764	$5,158,020
Net realized gain (loss)	(21,799)	271,338
Net change in unrealized appreciation (depreciation)	5,547,320	(1,709,143)
Net increase in net assets resulting from operations	7,724,285	3,720,215
Distributions to shareholders from:
Net investment income
Class A	(379,039)	(843,558)
Class B	(3,518)	(14,545)
Class C	(40,842)	(97,205)
Class Z	(1,765,134)	(4,202,712)
Total distributions to shareholders	(2,188,533)	(5,158,020)
Decrease in net assets from share transactions	(4,190,695)	(30,855,959)
Total increase (decrease) in net assets	1,345,057	(32,293,764)
Net assets at beginning of period	130,560,922	162,854,686
Net assets at end of period	$131,905,979	$130,560,922
Undistributed net investment income	$175,278	$165,047

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Maryland Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	126,908	1,360,930	231,923	2,474,616
Distributions reinvested	7,823	83,883	35,693	381,387
Redemptions	(160,582)	(1,711,198)	(618,863)	(6,579,671)
Net decrease	(25,851)	(266,385)	(351,247)	(3,723,668)
Class B shares
Subscriptions	121	1,289	348	3,697
Distributions reinvested	105	1,132	654	6,984
Redemptions	(17,901)	(191,161)	(53,603)	(572,016)
Net decrease	(17,675)	(188,740)	(52,601)	(561,335)
Class C shares
Subscriptions	15,917	171,940	175,943	1,892,940
Distributions reinvested	2,410	25,823	5,851	62,325
Redemptions	(89,611)	(959,428)	(136,350)	(1,439,106)
Net increase (decrease)	(71,284)	(761,665)	45,444	516,159
Class Z shares
Subscriptions	547,649	5,924,549	684,337	7,323,647
Distributions reinvested	5,858	62,667	16,832	179,322
Redemptions	(837,017)	(8,961,121)	(3,266,739)	(34,590,084)
Net decrease	(283,510)	(2,973,905)	(2,565,570)	(27,087,115)
Total net decrease	(398,320)	(4,190,695)	(2,923,974)	(30,855,959)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.41		$10.53		$10.08		$10.44		$10.63		$10.57
Income from investment operations:
Net investment income	0.17		0.34		0.34		0.38		0.39		0.40
Net realized and unrealized gain (loss)	0.45		(0.12)		0.45		(0.36)		(0.19)		0.06
Total from investment operations	0.62		0.22		0.79		0.02		0.20		0.46
Less distributions to shareholders from:
Net investment income	(0.17)		(0.34)		(0.34)		(0.38)		(0.39)		(0.40)
Total distributions to shareholders	(0.17)		(0.34)		(0.34)		(0.38)		(0.39)		(0.40)
Net asset value, end of period	$10.86		$10.41		$10.53		$10.08		$10.44		$10.63
Total return	5.99%		2.05%		7.93%		0.26%		1.96%		4.46%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.06	%(b)	0.97%		0.94%		0.90%		0.91%		0.92	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.79	%(b)(e)	0.80	%(e)	0.79	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.06	%(b)	0.97%		0.94%		0.90%		0.91%		0.92%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.79	%(b)(e)	0.80	%(e)	0.79	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	3.20	%(b)(e)	3.18	%(e)	3.26	%(e)	3.76	%(e)	3.74	%(e)	3.81	%(e)
Supplemental data
Net assets, end of period (in thousands)	$24,192		$23,454		$27,423		$23,530		$24,405		$24,730
Portfolio turnover	2%		11%		23%		11%		8%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Maryland Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.42		$10.54		$10.09		$10.45		$10.64		$10.57
Income from investment operations:
Net investment income	0.13		0.26		0.27		0.31		0.32		0.33
Net realized and unrealized gain (loss)	0.45		(0.12)		0.45		(0.36)		(0.19)		0.06
Total from investment operations	0.58		0.14		0.72		(0.05)		0.13		0.39
Less distributions to shareholders from:
Net investment income	(0.13)		(0.26)		(0.27)		(0.31)		(0.32)		(0.32)
Total distributions to shareholders	(0.13)		(0.26)		(0.27)		(0.31)		(0.32)		(0.32)
Net asset value, end of period	$10.87		$10.42		$10.54		$10.09		$10.45		$10.64
Total return	5.58%		1.30%		7.13%		(0.48%)		1.20%		3.78%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.83	%(b)	1.72%		1.69%		1.65%		1.66%		1.67	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.83	%(b)	1.72%		1.69%		1.65%		1.66%		1.67%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.44	%(b)(e)	2.43	%(e)	2.56	%(e)	3.01	%(e)	3.00	%(e)	3.07	%(e)
Supplemental data
Net assets, end of period (in thousands)	$195		$371		$929		$2,220		$2,689		$4,159
Portfolio turnover	2%		11%		23%		11%		8%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Maryland Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.41		$10.53		$10.08		$10.44		$10.63		$10.57
Income from investment operations:
Net investment income	0.13		0.26		0.26		0.31		0.32		0.32
Net realized and unrealized gain (loss)	0.46		(0.12)		0.45		(0.36)		(0.19)		0.06
Total from investment operations	0.59		0.14		0.71		(0.05)		0.13		0.38
Less distributions to shareholders from:
Net investment income	(0.13)		(0.26)		(0.26)		(0.31)		(0.32)		(0.32)
Total distributions to shareholders	(0.13)		(0.26)		(0.26)		(0.31)		(0.32)		(0.32)
Net asset value, end of period	$10.87		$10.41		$10.53		$10.08		$10.44		$10.63
Total return	5.69%		1.29%		7.12%		(0.49%)		1.20%		3.68%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.82	%(b)	1.72%		1.69%		1.65%		1.66%		1.67	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.82	%(b)	1.72%		1.69%		1.65%		1.66%		1.67%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.54	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.46	%(b)(e)	2.42	%(e)	2.49	%(e)	3.02	%(e)	2.99	%(e)	3.06	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3,092		$3,705		$3,269		$2,143		$1,597		$1,767
Portfolio turnover	2%		11%		23%		11%		8%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Maryland Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.41		$10.53		$10.09		$10.44		$10.63		$10.57
Income from investment operations:
Net investment income	0.18		0.36		0.37		0.41		0.42		0.43
Net realized and unrealized gain (loss)	0.46		(0.11)		0.44		(0.35)		(0.19)		0.06
Total from investment operations	0.64		0.25		0.81		0.06		0.23		0.49
Less distributions to shareholders from:
Net investment income	(0.18)		(0.37)		(0.37)		(0.41)		(0.42)		(0.43)
Total distributions to shareholders	(0.18)		(0.37)		(0.37)		(0.41)		(0.42)		(0.43)
Net asset value, end of period	$10.87		$10.41		$10.53		$10.09		$10.44		$10.63
Total return	6.22%		2.31%		8.09%		0.61%		2.21%		4.72%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.81	%(b)	0.72%		0.69%		0.65%		0.66%		0.67	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.55	%(b)(e)	0.55	%(e)	0.54	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.81	%(b)	0.72%		0.69%		0.65%		0.66%		0.67%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.55	%(b)(e)	0.55	%(e)	0.54	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.44	%(b)(e)	3.43	%(e)	3.52	%(e)	4.01	%(e)	3.99	%(e)	4.06	%(e)
Supplemental data
Net assets, end of period (in thousands)	$104,427		$103,031		$131,234		$126,661		$135,506		$141,094
Portfolio turnover	2%		11%		23%		11%		8%		20%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Maryland Intermediate Municipal Bond Fund
September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Maryland Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

17

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months

18

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

ended September 30, 2011 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.10% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $647.

Compensation of Board Members

Board member are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Effective April 1, 2011, the Fund's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011, the Fund, along with other affiliated funds, paid its pro-rata share of the expenses for the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American

19

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.20
Class C	0.19
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $60.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $20,276 for Class A and $1,726 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class Z	0.55

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest

20

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Prior to August 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.55% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $121,743,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,597,000
Unrealized depreciation	$(227,000)
Net unrealized appreciation	$8,370,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$828,332
2014	901,428
2015	271,557
2017	511
2018	2,323,465
Total	$4,325,293

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,518,300 and $8,456,307, respectively, for the six months ended September 30, 2011.

21

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the period April 1, 2011 through May 16, 2011, there were no custody credits.

Note 8. Shareholder Concentration

At September 30, 2011, one shareholder account owned 86.8% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a

22

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended September 30, 2011.

Note 10. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates,

23

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Maryland Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Maryland Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1095 C (11/11)

Columbia Georgia Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Georgia Intermediate Municipal Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		Z
Inception	05/04/92		06/07/93		06/17/92		03/01/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.92	2.50	5.59	2.59	5.49	4.49	6.01
1-year	2.79	–0.56	2.09	–0.91	2.00	1.00	3.01
5-year	4.18	3.48	3.41	3.41	3.39	3.39	4.43
10-year	3.80	3.45	3.03	3.03	3.02	3.02	4.05

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+5.92%

Class A shares (without sales charge)

+6.36%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	10.95
Class B	10.96
Class C	10.95
Class Z	10.95

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.17
Class B	0.12
Class C	0.12
Class Z	0.18

A portion of the fund's income may be subject to alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Portfolio Breakdowna

as of 09/30/11 (%)
Municipal Bonds	98.4
Other[b]	1.6

aPercentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

bIncludes Cash Equivalents

Quality Breakdownc

(at September 30, 2011)
AAA rating	13.4%
AA rating	51.2
A rating	25.8
BBB rating	7.7
Non-rated	1.9

cExcludes Investments of Cash Collateral received for securities on loan.

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-Rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund's investments does not remove market risk.

1

Understanding Your Expenses – Columbia Georgia Intermediate Municipal Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.20	1,021.06	4.13	4.05	0.80
Class B	1,000.00	1,000.00	1,055.90	1,017.30	7.99	7.84	1.55
Class C	1,000.00	1,000.00	1,054.90	1,017.30	7.98	7.84	1.55
Class Z	1,000.00	1,000.00	1,060.10	1,022.31	2.84	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 97.7%
Advanced Refunded 5.6%
Barrow County School District Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity
02/01/14	5.000%	$665,000	$734,852
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,220,790
Unlimited General Obligation Bonds Series 2008 Escrowed to Maturity
02/01/17	5.000%	1,000,000	1,199,900
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	2,000,000	2,463,860
Total			5,619,402
Airport 1.6%
City of Atlanta Refunding Revenue Bonds Series 2010C
01/01/25	5.000%	1,500,000	1,633,125
City 2.5%
Chatham County School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/14	5.250%	1,000,000	1,129,410
City of Atlanta Unlimited General Obligaion Public Improvement Bonds Series 2004B (NPFGC)
12/01/18	5.000%	1,200,000	1,321,152
Total			2,450,562
College 10.3%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Series 2010
12/01/16	4.000%	500,000	564,895
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,378,276
Bulloch County Development Authority Revenue Bonds Georgia Southern University Housing Foundation Four Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,165,130
Cobb County Development Authority Revenue Bonds Kennesaw State University Foundation, Inc. Series 2004 (NPFGC)
07/15/19	5.000%	1,870,000	1,976,347

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
College (cont.)
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	$2,500,000	$2,843,150
Private Colleges & Universities Authority Revenue Bonds Spelman College Series 2003
06/01/19	5.250%	2,250,000	2,359,170
Total			10,286,968
County 2.3%
Chatham County Hospital Authority Revenue Bonds Memorial Health Medical Center Series 2001A
01/01/24	6.125%	2,500,000	2,289,375
Electric 7.4%
Municipal Electric Authority of Georgia Revenue Bonds Project One Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,646,895
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,155,640
Series 1992B (NPFGC)
01/01/16	6.375%	2,000,000	2,297,880
Puerto Rico Electric Power Authority(a) Refunding Revenue Bonds Series 2002JJ (XLCA)
07/01/16	5.375%	1,405,000	1,561,250
Revenue Bonds Series 2007TT
07/01/20	5.000%	655,000	690,560
Total			7,352,225
Health Care – Hospital 8.1%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B(AMBAC)
04/01/16	4.000%	1,110,000	1,211,643
DeKalb Private Hospital Authority Revenue Bonds Children's Healthcare Series 2009
11/15/17	5.000%	320,000	372,067
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,220,300

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Health Care – Hospital (cont.)
Floyd County Hospital Authority Revenue Bonds Floyd Medical Center Project RAC Series 2002 (NPFGC)
07/01/14	5.500%	$765,000	$798,270
07/01/18	5.500%	1,290,000	1,333,860
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,133,440
Total			8,069,580
Housing – Multi-Family 4.9%
Cobb County Development Authority Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,240,257
Kennesaw State University-Housing Series 2004A (NPFGC)
07/15/19	5.250%	2,000,000	2,192,720
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT(b)(c)
12/01/29	6.250%	465,000	498,327
Total			4,931,304
Industrial-Pollution – Idr 1.1%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A
03/01/15	5.150%	1,000,000	1,071,040
Lease 3.9%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,505,046
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,143,950
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	1,125,000	1,230,975
Total			3,879,971

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Miscellaneous Revenue 2.7%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2006 (NPFGC)
06/01/16	5.000%	$2,000,000	$2,346,260
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	298,823
Total			2,645,083
Sales or Use Tax 5.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	2,430,000	2,898,358
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N (NPFGC/BNY)
07/01/18	6.250%	2,000,000	2,337,180
Total			5,235,538
School 6.0%
Banks County School District Unlimited General Obligation Bonds Sales Tax Series 2011
09/01/14	4.000%	1,000,000	1,088,420
Barrow County School District Unrefunded Unlimited General Obligation Bonds Series 2006
02/01/14	5.000%	335,000	369,552
Carroll County Georgia School District Unlimited General Obligation Bonds Series 2011
04/01/14	4.000%	1,000,000	1,079,140
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,838,130
Walton County School District Unlimited General Obligation Bonds Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,622,190
Total			5,997,432
Special District – Tax Increment 1.7%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,666,128
Special Purpose Certificates – General Obligations 10.3%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	946,121

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Purpose Certificates – General Obligations (cont.)
Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	$2,000,000	$2,483,960
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A
08/01/22	5.000%	2,000,000	2,340,260
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	2,000,000	2,259,000
Douglas County School District Unlimited General Obligation Bonds Series 2007 (AGM)
04/01/21	5.000%	2,000,000	2,281,840
Total			10,311,181
State 4.4%
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M(a)
07/01/23	6.250%	1,825,000	2,057,797
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,374,960
Total			4,432,757
Toll Road 1.2%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A
06/01/21	5.000%	1,000,000	1,164,580
Water & Sewer 18.4%
Augusta-Richmond County Refunding Revenue Bonds Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,136,490
10/01/22	5.000%	2,000,000	2,251,400
City of Atlanta Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	2,000,000	2,297,660

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Water & Sewer (cont.)
City of Griffin Improvement Refunding Bonds Series 2002 (AMBAC)
01/01/19	5.125%	$2,585,000	$2,708,304
County of DeKalb Refunding Revenue Bond Series 2006B
10/01/21	5.250%	2,000,000	2,274,240
County of Fulton Revenue Bonds Series 2004 (NPFGC/FGIC)
01/01/30	5.000%	1,500,000	1,573,515
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,131,105
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,332,375
07/01/22	5.000%	1,855,000	2,051,278
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,626,515
Total			18,382,882
Total Municipal Bonds (Cost: $91,200,626)			$97,419,133
		Shares	Value
Money Market Fund 1.5%
JPMorgan Tax-Free Money Market Fund, 0.010%(d)		1,540,605	$1,540,605
Total Money Market Fund (Cost: $1,540,605)			$1,540,605
Total Investments (Cost: $92,741,231)			$98,959,738
Other Assets & Liabilities, Net			827,945
Total Net Assets			$99,787,683

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2011, the value of these securities amounted to $4,309,607 or 4.32% of net assets.

(b)  At September 30, 2011, the value of securities subject to alternative minimum tax represented 0.50% of net assets.

(c)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(d)  The rate shown is the seven-day current annualized yield at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

BNY  Bank of New York

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAC  Revenue Anticipation Certificate

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$97,419,133	$—	$97,419,133
Total Bonds	—	97,419,133	—	97,419,133
Other
Unaffiliated Money Market Fund(c)	1,540,605	—	—	1,540,605
Total Other	1,540,605	—	—	1,540,605
Total	$1,540,605	$97,419,133	$—	$98,959,738

  The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $92,741,231)	$98,959,738
Receivable for:
Capital shares sold	98,946
Interest	1,255,449
Expense reimbursement due from Investment Manager	541
Prepaid expense	11,765
Total assets	100,326,439
Liabilities
Payable for:
Capital shares purchased	78,888
Dividend distributions to shareholders	254,268
Investment management fees	1,101
Distribution and service fees	241
Transfer agent fees	29,816
Administration fees	193
Other expenses	174,249
Total liabilities	538,756
Net assets applicable to outstanding capital stock	$99,787,683

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$93,395,505
Undistributed net investment income	165,755
Accumulated net realized gain	7,916
Unrealized appreciation (depreciation) on:
Investments	6,218,507
Total — representing net assets applicable to outstanding capital stock	$99,787,683
Net assets applicable to outstanding shares
Class A	$19,324,462
Class B	$402,159
Class C	$3,586,262
Class Z	$76,474,800
Shares outstanding
Class A	1,764,917
Class B	36,705
Class C	327,376
Class Z	6,982,672
Net asset value per share
Class A(a)	$10.95
Class B	$10.96
Class C	$10.95
Class Z	$10.95

(a)  The maximum offering price per share for Class A is $11.32. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Georgia Intermediate Municipal Bond Fund

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$458
Interest	1,989,962
Total income	1,990,420
Expenses:
Investment management fees	207,413
Distribution fees
Class B	1,792
Class C	12,668
Service fees
Class B	597
Class C	4,223
Distribution and service fees—Class A	23,868
Transfer agent fees
Class A	19,621
Class B	511
Class C	3,468
Class Z	82,510
Administration fees	51,030
Compensation of board members	15,002
Pricing and bookkeeping fees	7,583
Custodian fees	5,480
Printing and postage fees	12,534
Registration fees	136
Professional fees	39,332
Chief compliance officer expenses	4
Other	2,678
Total expenses	490,450
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(162,144)
Expense reductions	(21)
Total net expenses	328,285
Net investment income	1,662,135
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	114,273
Net realized gain	114,273
Net change in unrealized appreciation (depreciation) on:
Investments	4,330,361
Net change in unrealized appreciation	4,330,361
Net realized and unrealized gain	4,444,634
Net increase in net assets resulting from operations	$6,106,769

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Georgia Intermediate Municipal Bond Fund

	Six months ended September 30, 2011	Year ended March 31,
	(Unaudited)	2011
Operations
Net investment income	$1,662,135	$4,034,371
Net realized gain	114,273	853,561
Net change in unrealized appreciation (depreciation)	4,330,361	(1,509,643)
Net increase in net assets resulting from operations	6,106,769	3,378,289
Distributions to shareholders from:
Net investment income
Class A	(296,263)	(589,516)
Class B	(5,510)	(15,911)
Class C	(38,791)	(85,928)
Class Z	(1,326,860)	(3,343,016)
Total distributions to shareholders	(1,667,424)	(4,034,371)
Decrease in net assets from share transactions	(13,472,792)	(24,447,360)
Total decrease in net assets	(9,033,447)	(25,103,442)
Net assets at beginning of period	108,821,130	133,924,572
Net assets at end of period	$99,787,683	$108,821,130
Undistributed net investment income	$165,755	$171,044

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Georgia Intermediate Municipal Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	130,648	1,414,029	501,954	5,305,218
Distributions reinvested	14,707	158,939	31,411	336,881
Redemptions	(251,567)	(2,698,567)	(499,187)	(5,355,329)
Net increase (decrease)	(106,212)	(1,125,599)	34,178	286,770
Class B shares
Subscriptions	150	1,618	258	2,773
Distributions reinvested	241	2,605	855	9,184
Redemptions	(13,979)	(151,765)	(34,481)	(372,916)
Net decrease	(13,588)	(147,542)	(33,368)	(360,959)
Class C shares
Subscriptions	29,532	322,400	90,131	965,858
Distributions reinvested	2,045	22,095	4,526	48,513
Redemptions	(22,965)	(247,824)	(112,972)	(1,203,247)
Net increase (decrease)	8,612	96,671	(18,315)	(188,876)
Class Z shares
Subscriptions	252,282	2,729,072	401,573	4,312,332
Distributions reinvested	3,236	34,915	8,875	95,257
Redemptions	(1,399,317)	(15,060,309)	(2,686,058)	(28,591,884)
Net decrease	(1,143,799)	(12,296,322)	(2,275,610)	(24,184,295)
Total net decrease	(1,254,987)	(13,472,792)	(2,293,115)	(24,447,360)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.50		$10.58		$10.18		$10.35		$10.54		$10.51
Income from investment operations:
Net investment income	0.16		0.33		0.34		0.37		0.40		0.40
Net realized and unrealized gain (loss)	0.46		(0.08)		0.40		(0.17)		(0.19)		0.03
Total from investment operations	0.62		0.25		0.74		0.20		0.21		0.43
Less distributions to shareholders from:
Net investment income	(0.17)		(0.33)		(0.34)		(0.37)		(0.40)		(0.40)
Total distributions to shareholders	(0.17)		(0.33)		(0.34)		(0.37)		(0.40)		(0.40)
Net asset value, end of period	$10.95		$10.50		$10.58		$10.18		$10.35		$10.54
Total return	5.92%		2.35%		7.31%		2.04%		2.00%		4.20%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.12	%(b)	0.99%		0.95%		0.92%		0.95	%(c)	0.96%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.80	%(b)(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.75	%(c)(e)	0.75	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.12	%(b)	0.99%		0.95%		0.92%		0.95%		0.96%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.80	%(b)(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	3.05	%(b)(e)	3.09	%(e)	3.20	%(e)	3.67	%(e)	3.80	%(e)	3.84	%(e)
Supplemental data
Net assets, end of period (in thousands)	$19,324		$19,641		$19,433		$14,801		$13,742		$15,574
Portfolio turnover	5%		11%		22%		22%		28%		26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Georgia Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.50		$10.58		$10.19		$10.35		$10.55		$10.52
Income from investment operations:
Net investment income	0.12		0.25		0.26		0.30		0.32		0.33
Net realized and unrealized gain (loss)	0.46		(0.08)		0.39		(0.16)		(0.20)		0.03
Total from investment operations	0.58		0.17		0.65		0.14		0.12		0.36
Less distributions to shareholders from:
Net investment income	(0.12)		(0.25)		(0.26)		(0.30)		(0.32)		(0.33)
Total distributions to shareholders	(0.12)		(0.25)		(0.26)		(0.30)		(0.32)		(0.33)
Net asset value, end of period	$10.96		$10.50		$10.58		$10.19		$10.35		$10.55
Total return	5.59%		1.59%		6.41%		1.38%		1.15%		3.43%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.88	%(b)	1.74%		1.70%		1.67%		1.70	%(c)	1.71%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(c)(e)	1.50	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.88	%(b)	1.74%		1.70%		1.67%		1.70%		1.71%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.31	%(b)(e)	2.33	%(e)	2.47	%(e)	2.92	%(e)	3.05	%(e)	3.09	%(e)
Supplemental data
Net assets, end of period (in thousands)	$402		$528		$886		$1,266		$1,364		$1,960
Portfolio turnover	5%		11%		22%		22%		28%		26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Georgia Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.50		$10.58		$10.18		$10.35		$10.55		$10.51
Income from investment operations:
Net investment income	0.12		0.25		0.26		0.30		0.32		0.33
Net realized and unrealized gain (loss)	0.45		(0.08)		0.40		(0.17)		(0.20)		0.04
Total from investment operations	0.57		0.17		0.66		0.13		0.12		0.37
Less distributions to shareholders from:
Net investment income	(0.12)		(0.25)		(0.26)		(0.30)		(0.32)		(0.33)
Total distributions to shareholders	(0.12)		(0.25)		(0.26)		(0.30)		(0.32)		(0.33)
Net asset value, end of period	$10.95		$10.50		$10.58		$10.18		$10.35		$10.55
Total return	5.49%		1.59%		6.51%		1.28%		1.14%		3.52%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.87	%(b)	1.74%		1.70%		1.67%		1.70	%(c)	1.71%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(c)(e)	1.50	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.87	%(b)	1.74%		1.70%		1.67%		1.70%		1.71%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.55	%(b)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Net investment income	2.29	%(b)(e)	2.34	%(e)	2.42	%(e)	2.92	%(e)	3.05	%(e)	3.09	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3,586		$3,347		$3,567		$2,100		$1,830		$1,877
Portfolio turnover	5%		11%		22%		22%		28%		26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Georgia Intermediate Municipal Bond Fund

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.50		$10.58		$10.18		$10.35		$10.54		$10.51
Income from investment operations:
Net investment income	0.18		0.36		0.36		0.40		0.42		0.43
Net realized and unrealized gain (loss)	0.45		(0.08)		0.40		(0.17)		(0.19)		0.03
Total from investment operations	0.63		0.28		0.76		0.23		0.23		0.46
Less distributions to shareholders from:
Net investment income	(0.18)		(0.36)		(0.36)		(0.40)		(0.42)		(0.43)
Total distributions to shareholders	(0.18)		(0.36)		(0.36)		(0.40)		(0.42)		(0.43)
Net asset value, end of period	$10.95		$10.50		$10.58		$10.18		$10.35		$10.54
Total return	6.01%		2.61%		7.58%		2.30%		2.26%		4.46%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.86	%(b)	0.74%		0.70%		0.67%		0.70	%(c)	0.71%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.55	%(b)(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.50	%(c)(e)	0.50	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.86	%(b)	0.74%		0.70%		0.67%		0.70%		0.71%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.55	%(b)(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.29	%(b)(e)	3.34	%(e)	3.46	%(e)	3.92	%(e)	4.05	%(e)	4.09	%(e)
Supplemental data
Net assets, end of period (in thousands)	$76,475		$85,305		$110,040		$110,408		$106,927		$100,541
Portfolio turnover	5%		11%		22%		22%		28%		26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Georgia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or

17

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The

18

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

annualized effective management fee rate for the six months ended September 30, 2011 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.11% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period June 1, 2011 through September 30, 2011, other expenses paid to this company were $617.

Compensation of Board Members

Board member are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Effective April 1, 2011, the Fund's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011 the Fund, along with other affiliated funds, paid its pro-rata share of the expenses associated with the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus

19

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $9,835 for Class A, $630 for Class B and $148 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class Z	0.55

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater

20

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.55% of the Fund's average daily net assets on an annualized basis.

Prior to May 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Effective May 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $92,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,496,000
Unrealized depreciation	(277,000)
Net unrealized appreciation	$6,219,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$106,357

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $5,154,604 and $17,295,781, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to

21

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the period April 1, 2011 through May 16, 2011, these credits reduced total expenses by $1.

Note 8. Shareholder Concentration

At September 30, 2011 one shareholder account owned 80.0% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility

22

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended September 30, 2011.

Note 10. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On

23

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2011 (Unaudited)

December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Georgia Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Georgia Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1090 C (11/11)

Columbia Masters International Equity Portfolio

Semiannual Report for the Period Ended September 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investments in Affiliated Funds	3

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	15

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled, as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Masters International Equity Portfolio

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		R	Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06	02/15/06
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–18.68	–23.39	–19.02	–23.07	–18.93	–19.74	–18.72	–18.45
1-year	–11.87	–16.91	–12.59	–16.91	–12.49	–13.35	–12.16	–11.58
5-year	–3.41	–4.56	–4.13	–4.45	–4.11	–4.11	–3.67	–3.14
Life	–2.05	–3.07	–2.76	–2.91	–2.76	–2.76	–2.31	–1.79

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class Z and class R shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization Index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of December 31, 2010, the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–18.68%

Class A shares (without sales charge)

–17.74%

MSCI EAFE (Net) Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	7.14
Class B	7.11
Class C	7.11
Class R	7.12
Class Z	7.16

1

Understanding Your Expenses – Columbia Masters International Equity Portfolio

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund's effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	813.20	1,023.75	1.13	1.26	0.25	5.98	6.68	1.32
Class B	1,000.00	1,000.00	809.80	1,020.00	4.52	5.05	1.00	9.37	10.45	2.07
Class C	1,000.00	1,000.00	810.70	1,020.00	4.53	5.05	1.00	9.37	10.45	2.07
Class R	1,000.00	1,000.00	812.80	1,022.50	2.27	2.53	0.50	7.12	7.94	1.57
Class Z	1,000.00	1,000.00	815.50	1,025.00	0.00	0.00	0.00	4.86	5.42	1.07

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Investments in Affiliated Funds – Columbia Masters International Equity Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 100.2%
International 100.2%
Columbia Acorn International Fund(a)	106,763	$3,593,652
Columbia Asia Pacific ex-Japan Fund(a)	2,503,635	18,151,352
Columbia Emerging Markets Fund(a)	823,580	6,909,841
Columbia European Equity Fund(a)	8,821,241	43,841,566
Total		72,496,411
Total Equity Funds (Cost: $85,917,432)		$72,496,411
Total Investments in Affiliated Funds (Cost: $85,917,432)		$72,496,411
Other Assets and Liabilities		(161,383)
Net Assets		$72,335,028

Notes to Investments in Affiliated Funds

(a)  Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Masters International Equity Portfolio

September 30, 2011 (Unaudited)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$72,496,411	$—	$—	$72,496,411

(a)  There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Statement of Assets and Liabilities – Columbia Masters International Equity Portfolio

September 30, 2011 (Unaudited)

Assets
Investments in affiliated funds, at value
(identified cost $85,917,432)	$72,496,411
Receivable for:
Capital shares sold	3,353
Affiliated investments sold	57,851
Expense reimbursement due from Investment Manager	1,107
Prepaid expense	9,729
Total assets	72,568,451
Liabilities
Payable for:
Capital shares purchased	72,849
Distribution and service fees	407
Transfer agent fees	22,554
Administration fees	41
Other expenses	137,572
Total liabilities	233,423
Net assets applicable to outstanding capital stock	$72,335,028

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Statement of Assets and Liabilities (continued) – Columbia Masters International Equity Portfolio

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$175,527,508
Undistributed net investment income	324,240
Accumulated net realized loss	(90,095,699)
Unrealized appreciation (depreciation) on:
Affiliated investments	(13,421,021)
Total – representing net assets applicable to outstanding capital stock	$72,335,028
Net assets applicable to outstanding shares
Class A	$26,946,032
Class B	$2,122,555
Class C	$5,567,296
Class R	$19,350
Class Z	$37,679,795
Shares outstanding
Class A	3,772,114
Class B	298,325
Class C	783,269
Class R	2,716
Class Z	5,265,141
Net asset value per share
Class A(a)	$7.14
Class B	$7.11
Class C	$7.11
Class R	$7.12
Class Z	$7.16

(a)  The maximum offering price per share for Class A is $7.58. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Operations – Columbia Masters International Equity Portfolio

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividend distributions from underlying affiliated funds	$421,316
Expenses:
Distribution fees
Class B	10,510
Class C	28,062
Class R	53
Service fees
Class B	3,502
Class C	9,354
Distribution and service fees – Class A	45,585
Transfer agent fees
Class A	34,687
Class B	2,656
Class C	7,100
Class R	19
Class Z	46,531
Administration fees	3,507
Compensation of board members	13,510
Pricing and bookkeeping fees	6,616
Custodian fees	2,108
Printing and postage fees	43,289
Registration fees	39,414
Professional fees	32,737
Chief compliance officer expenses	30
Other	3,085
Total expenses	332,355
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(235,131)
Expense reductions	(148)
Total net expenses	97,076
Net investment income	324,240
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	182,563
Capital gain distributions from underlying affiliated funds	501,156
Net realized gain	683,719
Net change in unrealized appreciation (depreciation) on:
Investments – affiliated issuers	(17,995,352)
Net change in unrealized depreciation	(17,995,352)
Net realized and unrealized loss	(17,311,633)
Net decrease in net assets from operations	$(16,987,393)

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Changes in Net Assets – Columbia Masters International Equity Portfolio

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$324,240	$2,123,145
Net realized gain (loss)	683,719	(32,550,340)
Net change in unrealized appreciation (depreciation)	(17,995,352)	42,289,227
Net increase (decrease) in net assets resulting from operations	(16,987,393)	11,862,032
Distributions to shareholders from:
Net investment income
Class A	–	(2,202,252)
Class B	–	(124,341)
Class C	–	(338,096)
Class R	–	(1,323)
Class Z	–	(3,064,636)
Total distributions to shareholders	–	(5,730,648)
Decrease in net assets from share transactions	(19,080,502)	(34,562,344)
Total decrease in net assets	(36,067,895)	(28,430,960)
Net assets at beginning of period	108,402,923	136,833,883
Net assets at end of period	$72,335,028	$108,402,923
Undistributed net investment income	$324,240	$–

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Changes in Net Assets (continued) – Columbia Masters International Equity Portfolio

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	160,484	1,372,152	262,902	2,132,786
Distributions reinvested	–	–	223,830	1,698,913
Redemptions	(1,086,450)	(9,221,413)	(2,218,381)	(17,966,365)
Net decrease	(925,966)	(7,849,261)	(1,731,649)	(14,134,666)
Class B shares
Subscriptions	2,865	26,477	8,062	64,000
Distributions reinvested	–	–	12,356	92,087
Redemptions	(62,692)	(537,665)	(144,060)	(1,173,513)
Net decrease	(59,827)	(511,188)	(123,642)	(1,017,426)
Class C shares
Subscriptions	8,128	67,735	53,320	427,667
Distributions reinvested	–	–	32,952	249,551
Redemptions	(250,339)	(2,193,983)	(343,277)	(2,768,247)
Net decrease	(242,211)	(2,126,248)	(257,005)	(2,091,029)
Class R shares
Subscriptions	928	7,706	1,589	13,173
Distributions reinvested	–	–	99	740
Redemptions	(445)	(3,416)	(3,279)	(26,273)
Net increase (decrease)	483	4,290	(1,591)	(12,360)
Class Z shares
Subscriptions	106,613	917,686	616,761	5,026,829
Distributions reinvested	–	–	22,151	167,907
Redemptions	(1,105,632)	(9,515,781)	(2,764,352)	(22,501,599)
Net decrease	(999,019)	(8,598,095)	(2,125,440)	(17,306,863)
Total net decrease	(2,226,540)	(19,080,502)	(4,239,327)	(34,562,344)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Financial Highlights – Columbia Masters International Equity Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$8.78		$8.24		$5.49		$11.14		$11.69		$10.26
Income from investment operations:
Net investment income	0.03		0.15		0.27		0.05		0.17		0.15
Net realized and unrealized gain (loss)	(1.67)		0.78		2.64		(5.14)		0.11		1.63
Total from investment operations	(1.64)		0.93		2.91		(5.09)		0.28		1.78
Less distributions to shareholders from:
Net investment income	–		(0.39)		(0.16)		–		(0.13)		(0.07)
Net realized gains	–		–		–		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	–		(0.39)		(0.16)		(0.56)		(0.83)		(0.35)
Redemption Fees:
Redemption fees added to paid-in-capital	–		–		0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$7.14		$8.78		$8.24		$5.49		$11.14		$11.69
Total return	(18.68%)		12.08%		53.33%		(48.03%)		1.76%		17.39%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.74	%(c)	0.65%		0.53%		0.51%		0.47%		0.84%
Net expenses after fees waived or expenses reimbursed(d)	0.25	%(c)(e)	0.25	%(e)	0.25	%(e)	0.25	%(e)	0.25	%(e)	0.25	%(e)
Net investment income	0.63	%(c)(e)	1.80	%(e)	3.50	%(e)	0.56	%(e)	1.39	%(e)	1.31	%(e)
Supplemental data
Net assets, end of period (in thousands)	$26,946		$41,237		$53,013		$44,548		$119,670		$75,289
Portfolio turnover	1%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Financial Highlights (continued) – Columbia Masters International Equity Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$8.78		$8.20		$5.43		$11.09		$11.66		$10.26
Income from investment operations:
Net investment income (loss)	(0.01)		0.08		0.21		(0.01)		0.07		0.10
Net realized and unrealized gain (loss)	(1.66)		0.79		2.62		(5.09)		0.12		1.59
Total from investment operations	(1.67)		0.87		2.83		(5.10)		0.19		1.69
Less distributions to shareholders from:
Net investment income	–		(0.29)		(0.06)		–		(0.06)		(0.01)
Net realized gains	–		–		–		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	–		(0.29)		(0.06)		(0.56)		(0.76)		(0.29)
Redemption Fees:
Redemption fees added to paid-in-capital	–		–		0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$7.11		$8.78		$8.20		$5.43		$11.09		$11.66
Total return	(19.02%)		11.18%		52.13%		(48.35%)		1.03%		16.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.49	%(c)	1.40%		1.28%		1.26%		1.22%		1.59%
Net expenses after fees waived or expenses reimbursed(d)	1.00	%(c)(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)
Net investment income (loss)	(0.12	%)(c)(e)	1.05	%(e)	2.73	%(e)	(0.18	%)(e)	0.55	%(e)	0.93	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,123		$3,143		$3,950		$3,043		$7,490		$5,960
Portfolio turnover	1%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights (continued) – Columbia Masters International Equity Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$8.77		$8.19		$5.42		$11.08		$11.66		$10.25
Income from investment operations:
Net investment income (loss)	(0.01)		0.09		0.21		(0.02)		0.07		0.10
Net realized and unrealized gain (loss)	(1.65)		0.78		2.62		(5.08)		0.11		1.60
Total from investment operations	(1.66)		0.87		2.83		(5.10)		0.18		1.70
Less distributions to shareholders from:
Net investment income	–		(0.29)		(0.06)		–		(0.06)		(0.01)
Net realized gains	–		–		–		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	–		(0.29)		(0.06)		(0.56)		(0.76)		(0.29)
Redemption Fees:
Redemption fees added to paid-in-capital	–		–		0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$7.11		$8.77		$8.19		$5.42		$11.08		$11.66
Total return	(18.93%)		11.19%		52.22%		(48.39%)		0.94%		16.61%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.49	%(c)	1.40%		1.28%		1.26%		1.22%		1.59%
Net expenses after fees waived or expenses reimbursed(d)	1.00	%(c)(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)
Net investment income (loss)	(0.15	%)(c)(e)	1.05	%(e)	2.77	%(e)	(0.19	%)(e)	0.60	%(e)	0.88	%(e)
Supplemental data
Net assets, end of period (in thousands)	$5,567		$8,990		$10,506		$9,087		$27,656		$21,210
Portfolio turnover	1%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Masters International Equity Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class R
Per share data
Net asset value, beginning of period	$8.76		$8.22		$5.47		$11.12		$11.68		$10.26
Income from investment operations:
Net investment income	0.02		0.14		0.28		0.02		0.15		0.16
Net realized and unrealized gain (loss)	(1.66)		0.76		2.59		(5.11)		0.09		1.59
Total from investment operations	(1.64)		0.90		2.87		(5.09)		0.24		1.75
Less distributions to shareholders from:
Net investment income	–		(0.36)		(0.12)		–		(0.10)		(0.05)
Net realized gains	–		–		–		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	–		(0.36)		(0.12)		(0.56)		(0.80)		(0.33)
Redemption Fees:
Redmption fees added to paid-in-capital	–		–		0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$7.12		$8.76		$8.22		$5.47		$11.12		$11.68
Total return	(18.72%)		11.62%		52.81%		(48.12%)		1.48%		17.09%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.99	%(c)	0.90%		0.78%		0.76%		0.72%		1.09%
Net expenses after fees waived or expenses reimbursed(d)	0.50	%(c)(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	0.37	%(c)(e)	1.75	%(e)	3.78	%(e)	0.26	%(e)	1.22	%(e)	1.46	%(e)
Supplemental data
Net assets, end of period (in thousands)	$19		$20		$31		$26		$44		$12
Portfolio turnover	1%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Masters International Equity Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$8.78		$8.26		$5.52		$11.16		$11.70		$10.26
Income from investment operations:
Net investment income	0.04		0.17		0.29		0.07		0.23		0.12
Net realized and unrealized gain (loss)	(1.66)		0.78		2.64		(5.15)		0.08		1.69
Total from investment operations	(1.62)		0.95		2.93		(5.08)		0.31		1.81
Less distributions to shareholders from:
Net investment income	–		(0.43)		(0.19)		–		(0.15)		(0.09)
Net realized gains	–		–		–		(0.56)		(0.70)		(0.28)
Total distributions to shareholders	–		(0.43)		(0.19)		(0.56)		(0.85)		(0.37)
Redemption Fees:
Redemption fees added to paid-in-capital	–		–		0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$7.16		$8.78		$8.26		$5.52		$11.16		$11.70
Total return	(18.45%)		12.28%		53.58%		(47.84%)		2.03%		17.69%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.49	%(c)	0.40%		0.28%		0.26%		0.22%		0.59%
Net expenses after fees waived or expenses reimbursed(d)	0.00	%(c)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income	0.88	%(c)(e)	2.04	%(e)	3.77	%(e)	0.83	%(e)	1.89	%(e)	0.93	%(e)
Supplemental data
Net assets, end of period (in thousands)	$37,680		$55,013		$69,334		$58,268		$89,568		$31,029
Portfolio turnover	1%		95%		2%		20%		3%		1%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Notes to Financial Statements – Columbia Masters International Equity Portfolio
September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Masters International Equity Portfolio (the Portfolio), a series of Columbia Funds Series Trust (the Trust), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Under normal circumstances, the Portfolio invest most of its assets in shares of mutual funds (Underlying Funds) managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds). The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio's financial statements.

Portfolio Shares

The Trust may issue an unlimited number of shares (without par value). The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Portfolio no longer accepts investments by new or existing investors in the Portfolio's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Portfolio and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Portfolio's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolio and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the

15

Columbia Masters International Equity Portfolio, September 30, 2011 (Unaudited)

Portfolio are charged to the Portfolio. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined, and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Portfolio does not pay a fee to the Investment Manager for its investment management services.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Portfolio Administrator. The Portfolio pays the Portfolio Administrator an annual fee for administration and accounting services equal to 0.02% of the Portfolio's average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Portfolio had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Portfolio. The Portfolio also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Portfolio. Under the State Street Agreements, the Portfolio paid State Street an annual fee of $26,000 paid monthly. The Portfolio also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Other expenses are for, among other things, certain expenses of the Portfolio or the Board of Trustees (the Board) including: Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Portfolio and Board expenses is facilitated by a company providing limited administrative services to the Portfolio and the Board. For the six months ended September 30, 2011, other expenses paid to this company were $528.

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Columbia Masters International Equity Portfolio, September 30, 2011 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Portfolio as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Portfolio as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Portfolio or certain other funds managed by the Investment Manager. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. Effective April 1, 2011, the Portfolio's expenses associated with the Chief Compliance Officer are paid directly by Columbia. Prior to April 1, 2011, the Portfolio, along with other affiliated funds, paid its pro-rata share of the expenses for the Chief Compliance Officer. Such fees did not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Portfolio. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Portfolio for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Portfolio that is a percentage of the average aggregate value of the Portfolio's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six months ended September 30, 2011, the Portfolio's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.18
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolio's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $148.

Distribution and Service Fees

The Portfolio has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Portfolio. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Portfolio. The Plans also require the payment of a monthly service fee at the maximum

17

Columbia Masters International Equity Portfolio, September 30, 2011 (Unaudited)

annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Portfolio and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Portfolio shares were $4,588 for Class A, $2,990 for Class B and $63 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Portfolio's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Portfolio's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.25%
Class B	1.00
Class C	1.00
Class R	0.50
Class Z	0.00

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Portfolio, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Portfolio's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $85,917,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,214,000
Unrealized depreciation	(14,635,000)
Net unrealized depreciation	$(13,421,000)

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$4,980,942
2018	25,984,153
2019	19,955,661
Total	$50,920,756

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule,

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Columbia Masters International Equity Portfolio, September 30, 2011 (Unaudited)

pre-enactment capital loss carryforwards may be more likely to expire unused.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2011, post-October capital losses of $37,070,512 attributed to security transactions were deferred to April 1, 2011.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,309,235 and $19,604,012, respectively, for the six months ended September 30, 2011.

Note 6. Custody Credits

Prior to June 27, 2011, the Portfolio had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Portfolio may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through June 27, 2011, there were no credits.

Note 7. Shareholder Concentration

At September 30, 2011, one shareholder account owned 56.4% of the outstanding shares of the Portfolio. Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

Note 8. Line of Credit

The Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Portfolio and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Portfolio also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Portfolio had no borrowings during the six months ended September 30, 2011.

Note 9. Significant Risks

Allocation Risk

The Portfolio uses an asset allocation strategy in pursuing its investment objective. There is a risk that a Portfolio's allocation among asset classes or investments will cause the Portfolio to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Columbia Masters International Equity Portfolio, September 30, 2011 (Unaudited)

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Portfolio, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Portfolio. In addition, the Investment Manager has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Investment Manager, such fees could result in the Investment Manager having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

Small and Mid-sized Company Risk

Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response

20

Columbia Masters International Equity Portfolio, September 30, 2011 (Unaudited)

brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

21

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Masters International Equity Portfolio.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Masters International Equity Portfolio
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1120 C (11/11)

Fixed Income Sector Portfolios

Semiannual Report for the Period Ended September 30, 2011

>  Corporate Bond Portfolio

>  Mortgage- and Asset-Backed Portfolio

Not FDIC insured • No bank guarantee • May lose value

Corporate Bond Portfolio	1

Mortgage- and Asset-Backed Portfolio	3

Portfolio of Investments	5

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	22

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Corporate Bond Portfolio

Average annual total return as of 09/30/11 (%)

Inception	08/30/02
6-month (cumulative)	5.63
1-year	5.23
5-year	7.56
Life	6.62

The Investment Manager bears all fees and expenses of the portfolio other than taxes, brokerage fees and commissions, costs of borrowing money and extraordinary expenses. Participants in wrap fee programs eligible to invest in the portfolio, however, pay an asset based fee, which is negotiable, for investment services, brokerage services and investment consultation. The portfolio may incur significant costs that are in addition to the wrap fees paid to the program sponsor that are not included in this table. All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

1The Barclays Capital U.S. Credit Bond Index consists of publicly issued investment grade corporate securities and dollar-denominated SEC registered global debentures.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+5.63%

Portfolio

+5.60%

Barclays Capital U.S Credit Bond Index[1]

Net asset value per share

as of 09/30/11 ($)	10.83

Distributions declared per share

04/01/11 – 09/30/11 ($)	0.29

Portfolio Breakdown(a)

As of 09/30/11 (%)
Corporate Bonds & Notes	91.1
Foreign Government Obligations	3.3
Municipal Bonds	4.5
Preferred Stock	0.6
U.S. Treasury Obligations	0.5

(a)Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

1

Understanding Your Expenses – Corporate Bond Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Account value at the beginning of the period ($) 04/01/11		Account value at the end of the period ($) 09/30/11		Expenses paid during the period ($)*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	1,056.30	1,025.00	—	—

* The Investment Manager bears all fees and expenses of the portfolio other than taxes, brokerage fees and commissions, costs of borrowing money and extraordinary expenses. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

Expenses do not include fees and expenses incurred indirectly by the Portfolio from the underlying funds in which the Portfolio may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

2

Performance Information – Mortgage- and Asset-Backed Portfolio

Average annual total return as of 09/30/11 (%)

Inception	08/30/02
6-month (cumulative)	3.60
1-year	4.33
5-year	3.77
Life	3.83

The Investment Manager bears all fees and expenses of the portfolio other than taxes, brokerage fees and commissions, costs of borrowing money and extraordinary expenses. Participants in the wrap fee programs eligible to invest in the Portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor that are not included in this table. All results shown assume reinvestment of distributions.

The table may not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

1The Barclays Capital U.S. Securitized Index is the largest component of the U.S. Aggregate Index and consists of the U.S. MBS Index, the ERISA-Eligible CMBS Index, and the fixed-rate ABS Index. The U.S. MBS Index includes both fixed-rate agency passthroughs and agency hybrid ARM securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+3.60%

Portfolio

+4.44%

Barclays Capital U.S. Securitized Index[1]

Net asset value per share

as of 09/30/11 ($)	9.56

Distributions declared per share

04/01/11 – 09/30/11 ($)	0.18

Portfolio Breakdown(a)

As of 09/30/11 (%)
Asset-Backed Securities— Non-Agency	4.9
Commercial Mortgage-Backed Securities—Non-Agency	18.8
Residential Mortgage-Backed Securities—Agency	71.2
Residential Mortgage-Backed Securities—Non-Agency	0.5
U.S. Treasury Obligations	0.5
Treasury Note Short-Term	2.1
Other(b)	2.0

(a)Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(b)Cash & Cash Equivalents.

3

Understanding Your Expenses – Mortgage- and Asset-Backed Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Account value at the beginning of the period ($) 04/01/11		Account value at the end of the period ($) 09/30/11		Expenses paid during the period ($)*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	1,036.00	1,025.00	—	—

* The Investment Manager bears all fees and expenses of the portfolio other than taxes, brokerage fees and commissions, costs of borrowing money and extraordinary expenses. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

Expenses do not include fees and expenses incurred indirectly by the Portfolio from the underlying funds in which the Portfolio may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

4

Portfolio of Investments – Corporate Bond Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 89.8%
Aerospace & Defense 0.8%
L-3 Communications Corp.
02/15/21	4.950%	$105,000	$109,566
Raytheon Co. Senior Unsecured
11/01/28	7.000%	45,000	60,708
Total			170,274
Airlines 0.2%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	47,600	47,480
Banking 17.0%
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	110,000	127,096
Barclays Bank PLC(a) Senior Unsecured
09/22/16	5.000%	250,000	250,561
Barclays Bank PLC(a)(b)(c)
12/31/49	7.375%	230,000	217,062
Capital One Financial Corp. Senior Unsecured
05/23/14	7.375%	15,000	16,755
Capital One/IV(c)
02/17/37	6.745%	209,000	199,595
Capital One/V
08/15/39	10.250%	120,000	121,800
Chinatrust Commercial Bank(a)(b)(c)
03/29/49	5.625%	45,000	40,050
Comerica Bank Subordinated Notes
08/22/17	5.200%	115,000	125,445
Discover Bank Subordinated Notes
11/18/19	8.700%	205,000	234,222
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	115,000	116,910
ING Bank NV Senior Unsecured(a)(b)
03/15/16	4.000%	200,000	201,227
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	55,000	54,643
JPMorgan Chase Capital XX
09/29/36	6.550%	170,000	171,671
JPMorgan Chase Capital XXIII(c)
05/15/47	1.286%	150,000	100,722
KeyCorp Senior Unsecured
03/24/21	5.100%	292,000	294,659
Lloyds TSB Bank PLC Bank Guaranteed(a)(b)
01/12/15	4.375%	196,000	191,768
Merrill Lynch & Co., Inc. Senior Unsecured
02/03/14	5.000%	100,000	98,001
Subordinated Notes
05/02/17	5.700%	40,000	35,679

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
National City Corp. Senior Unsecured
01/15/15	4.900%	$15,000	$16,275
Scotland International Finance No. 2 BV Bank Guaranteed(a)(b)
05/23/13	4.250%	127,000	124,035
State Street Corp.
03/15/18	4.956%	45,000	47,618
Senior Unsecured
03/07/16	2.875%	220,000	224,869
USB Capital XIII Trust
12/15/39	6.625%	85,000	85,368
Wells Fargo & Co. Senior Unsecured
06/15/16	3.676%	405,000	421,454
Total			3,517,485
Brokerage 0.6%
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	110,000	125,478
Chemicals 1.7%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	145,000	160,063
05/15/19	8.550%	32,000	40,991
11/15/20	4.250%	90,000	90,484
05/15/39	9.400%	45,000	69,503
Total			361,041
Diversified Manufacturing 1.4%
Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/14	9.500%	140,000	165,305
Tyco International Ltd./Finance SA(a)
01/15/21	6.875%	95,000	119,109
Total			284,414
Electric 11.0%
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	120,000	133,016
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%	75,000	86,780
08/01/20	4.000%	105,000	110,763
Senior Unsecured
07/15/18	6.950%	90,000	104,587
Detroit Edison Co. (The) 1st Mortgage
10/01/20	3.450%	185,000	190,368
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	165,000	189,202
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	205,000	231,155
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	210,000	223,736

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Corporate Bond Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
MidAmerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	$197,000	$212,131
Nevada Power Co.
09/15/40	5.375%	265,000	309,419
Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%	75,000	83,820
Oncor Electric Delivery Co. LLC Senior Secured
09/01/13	5.950%	150,000	161,595
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	100,000	108,518
Southern Co. Senior Unsecured
05/15/14	4.150%	60,000	63,947
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	65,000	72,659
Total			2,281,696
Entertainment 0.7%
Time Warner, Inc.
11/15/36	6.500%	135,000	153,251
Food and Beverage 3.9%
Anheuser-Busch InBev Worldwide, Inc.(a)
01/15/19	7.750%	185,000	240,257
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	70,000	81,241
General Mills, Inc. Senior Unsecured
03/17/15	5.200%	85,000	95,297
Kraft Foods, Inc. Senior Unsecured
02/09/16	4.125%	315,000	335,433
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	50,000	56,130
Total			808,358
Gas Distributors 1.6%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	100,000	119,153
03/15/19	8.500%	105,000	141,784
Sempra Energy Senior Unsecured
06/01/16	6.500%	60,000	70,201
Total			331,138
Gas Pipelines 4.2%
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/15	5.625%	300,000	332,406

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gas Pipelines (cont.)
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	$55,000	$63,328
05/01/19	8.750%	110,000	140,380
01/15/20	5.750%	10,000	10,907
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	105,000	135,411
TransCanada PipeLines Ltd.(a)(c)
05/15/67	6.350%	180,000	179,227
Total			861,659
Healthcare Insurance 0.5%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	90,000	106,798
Home Construction 0.1%
D.R. Horton, Inc.
09/15/14	5.625%	10,000	9,850
Independent Energy 1.8%
Canadian Natural Resources Ltd. Senior Unsecured(a)
03/15/38	6.250%	155,000	183,758
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	70,000	84,856
Nexen, Inc.(a) Senior Unsecured
03/10/35	5.875%	60,000	58,691
07/30/39	7.500%	45,000	52,703
Total			380,008
Integrated Energy 1.8%
Hess Corp. Senior Unsecured
08/15/31	7.300%	50,000	63,925
02/15/41	5.600%	70,000	75,732
Marathon Oil Corp. Senior Unsecured
10/01/17	6.000%	54,000	61,713
Shell International Finance BV(a)
03/25/40	5.500%	140,000	174,117
Total			375,487
Life Insurance 3.3%
ING Groep NV(a)(c)
12/29/49	5.775%	105,000	76,912
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	155,000	183,717
MetLife Capital Trust X(b)
04/08/38	9.250%	95,000	106,875
MetLife, Inc.
08/01/69	10.750%	75,000	93,750
Prudential Financial, Inc. Senior Unsecured
07/15/13	4.500%	90,000	93,405
06/15/19	7.375%	50,000	58,590

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Corporate Bond Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Life Insurance (cont.)
Prudential Financial, Inc.(c)
06/15/38	8.875%	$70,000	$75,512
Total			688,761
Media Cable 0.7%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	75,000	76,308
Time Warner Cable, Inc.
05/01/17	5.850%	60,000	66,670
Total			142,978
Media Non-Cable 4.1%
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	430,000	437,760
News America, Inc.
12/15/35	6.400%	159,000	172,177
02/15/41	6.150%	230,000	243,290
Total			853,227
Metals 2.6%
ArcelorMittal(a) Senior Unsecured
10/15/39	7.000%	140,000	124,862
03/01/41	6.750%	40,000	34,568
Nucor Corp. Senior Unsecured
06/01/18	5.850%	215,000	255,017
Vale Overseas Ltd.(a)
11/21/36	6.875%	120,000	129,432
Total			543,879
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	60,000	72,624
Oil Field Services 0.2%
Weatherford International Ltd.(a)
09/15/20	5.125%	30,000	30,531
Other Industry 0.7%
President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	85,000	101,474
President and Fellows of Harvard College(b)
01/15/39	6.500%	30,000	44,895
Total			146,369
Pharmaceuticals 2.1%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	170,000	200,883
Wyeth
02/01/14	5.500%	215,000	236,690
Total			437,573

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Property & Casualty 2.4%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	$61,000	$64,446
11/15/19	7.350%	104,000	115,169
08/15/21	5.750%	25,000	25,226
Liberty Mutual Group, Inc.(b)(c)
06/15/58	10.750%	45,000	53,550
OneBeacon US Holdings, Inc.
05/15/13	5.875%	38,000	38,947
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	175,000	207,405
Total			504,743
Railroads 2.9%
BNSF Funding Trust I(c)
12/15/55	6.613%	130,000	130,813
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	110,000	159,687
CSX Corp. Senior Unsecured
06/01/21	4.250%	125,000	132,102
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	150,000	175,162
Union Pacific Railroad Co. 2003 Pass-Through Trust
01/02/24	4.698%	9,096	10,090
Total			607,854
REITs 2.1%
Brandywine Operating Partnership LP
05/15/15	7.500%	105,000	113,754
Duke Realty LP Senior Unsecured
02/15/15	7.375%	125,000	135,849
08/15/19	8.250%	110,000	126,002
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	55,000	58,011
Total			433,616
Restaurants 3.5%
McDonald's Corp. Senior Unsecured
05/20/21	3.625%	600,000	653,232
07/15/40	4.875%	55,000	62,871
Total			716,103
Retailers 1.3%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	175,000	159,009
CVS Pass-Through Trust Pass-Through Certificates(b)
01/11/27	5.298%	95,542	101,498
Total			260,507

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Corporate Bond Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Supermarkets 2.3%
Kroger Co. (The)
10/01/15	3.900%	$350,000	$374,013
12/15/18	6.800%	85,000	104,902
Total			478,915
Supranational 1.4%
European Investment Bank Senior Unsecured(a)
04/08/14	3.000%	275,000	290,431
Technology 2.2%
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	10,000	12,011
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	55,000	55,526
09/15/21	4.375%	90,000	91,430
09/15/41	6.000%	135,000	142,388
Oracle Corp. Senior Notes(b)
07/15/40	5.375%	50,000	57,901
Xerox Corp Senior Unsecured
03/15/16	6.400%	80,000	88,541
Total			447,797
Transportation Services 1.6%
ERAC U.S.A. Finance LLC(b)
07/01/13	2.750%	170,000	173,294
10/01/20	5.250%	155,000	167,330
Total			340,624
Wireless 1.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	205,000	224,279
Rogers Communications, Inc.(a)
06/15/13	6.250%	6,000	6,495
Total			230,774
Wirelines 7.6%
AT&T, Inc. Senior Unsecured
06/15/16	5.625%	130,000	148,205
02/15/39	6.550%	115,000	136,192
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	135,000	148,235
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	175,000	162,158
Embarq Corp. Senior Unsecured
06/01/36	7.995%	115,000	107,904
Telefonica Emisiones SAU(a)
06/20/16	6.421%	170,000	174,291
07/03/17	6.221%	95,000	96,006
04/27/20	5.134%	190,000	176,956

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines (cont.)
Verizon Communications, Inc. Senior Unsecured
04/01/16	3.000%	$370,000	$386,977
04/01/21	4.600%	30,000	33,160
Total			1,570,084
Total Corporate Bonds & Notes (Cost: $17,504,152)			$18,611,807
U.S. Treasury Obligations 0.4%
U.S. Treasury
08/31/16	1.000%	$95,000	$95,238
Total U.S. Treasury Obligations (Cost: $95,160)			$95,238
Foreign Government Obligations 3.3%
CANADA 1.4%
Hydro Quebec(a)
12/01/29	8.500%	$40,000	$65,072
Province of Quebec(a)
11/14/16	5.125%	200,000	234,254
Total			299,326
ITALY 0.5%
Republic of Italy Senior Unsecured(a)
06/12/17	5.375%	105,000	103,388
MEXICO 0.6%
Pemex Project Funding Master Trust(a)
03/01/18	5.750%	110,000	119,075
QATAR 0.8%
Nakilat, Inc. Senior Secured(a)(b)
12/31/33	6.067%	145,000	156,600
Total Foreign Government Obligations (Cost: $628,356)			$678,389
Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 4.4%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$25,000	$32,759
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	85,000	103,233
06/01/40	5.731%	115,000	144,631

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Corporate Bond Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	$165,000	$168,152
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	115,000	130,274
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	115,000	122,821
Taxable Build America Bonds Series 2009
04/01/39	7.550%	170,000	210,373
Total Municipal Bonds (Cost: $826,684)			$912,243

Issuer	Shares	Value
Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Citigroup Capital XIII, 7.875%	4,810	$127,032
TOTAL FINANCIALS		127,032
Total Preferred Stocks (Cost: $130,014)		$127,032
Total Investments (Cost: $19,184,366)		$20,424,709	(d)
Other Assets & Liabilities, Net		309,592
Net Assets		$20,734,301

Investments in Derivatives

At September 30, 2011, $11,700 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 2-year	3	$(660,609)	January 2012	$42	$—
U.S. Treasury Note, 5-year	4	(489,938)	January 2012	102	—
U.S. Treasury Note, 10-year	2	(260,187)	December 2011	—	(1,793)
U.S. Treasury Ultra Bond, 30-year	1	(158,625)	December 2011	—	(14,072)
Total		$(1,569,359)		$144	$(15,865)

Credit Default Swap Contracts Outstanding at September 30, 2011
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	Home Depot, Inc.	6/20/16	1.00%	$350,000	$(5,208)	$5,912	$(107)	$597	$—
Morgan Stanley	Limited Brands, Inc.	6/20/16	1.00	190,000	11,326	(6,594)	(58)	4,674	—
Barclays	D.R. Horton, Inc.	9/20/16	1.00	120,000	13,917	(8,258)	(37)	5,622	—
Barclays	D.R. Horton, Inc.	9/20/16	1.00	320,000	34,427	(15,974)	(98)	18,355	—
Morgan Stanley	D.R. Horton, Inc.	9/20/16	1.00	50,000	5,798	(3,336)	(15)	2,447	—
Barclays	Goldman Sachs Group, Inc.	9/20/16	1.00	45,000	4,435	(3,657)	(14)	764	—
Citibank	Goldman Sachs Group, Inc.	9/20/16	1.00	225,000	22,174	(4,535)	(69)	17,570	—
JPMorgan	Goldman Sachs Group, Inc.	9/20/16	1.00	65,000	6,406	(5,151)	(20)	1,235	—
Morgan Stanley	Goldman Sachs Group, Inc.	9/20/16	1.00	90,000	8,870	(7,498)	(28)	1,344	—
Citibank	Home Depot, Inc.	9/20/16	1.00	10,000	(141)	90	(3)	—	(54)
Barclays	Morgan Stanley	9/20/16	1.00	270,000	42,326	(17,226)	(83)	25,017	—
Goldman Sachs International	Morgan Stanley	9/20/16	1.00	80,000	12,541	(9,474)	(24)	3,043	—
JPMorgan	Morgan Stanley	9/20/16	1.00	60,000	9,405	(6,992)	(18)	2,395	—
JPMorgan	D.R. Horton, Inc.	12/20/16	1.00	80,000	9,277	(8,916)	(24)	337	—
Barclays	Toll Brothers, Inc.	12/21/16	1.00	390,000	31,580	(24,608)	(119)	6,853	—
Total								$90,253	$(54)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Corporate Bond Portfolio

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,016,743 or 19.37% of net assets.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,719,905 or 8.29% of net assets.

(c)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(d)  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$1,739,927	$(1,739,927)	$—	$—	$119	$—
Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Corporate Bond Portfolio

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Preferred Stocks
Financials	$127,032	$—	$—	$127,032
Total Equity Securities	127,032	—	—	127,032
Bonds
Corporate Bonds & Notes	—	18,611,807	—	18,611,807
U.S. Treasury Obligations	95,238	—	—	95,238
Foreign Government Obligations	—	678,389	—	678,389
Municipal Bonds	—	912,243	—	912,243
Total Bonds	95,238	20,202,439	—	20,297,677
Investments in Securities	222,270	20,202,439	—	20,424,709
Derivatives(c)
Assets
Futures Contracts	144	—	—	144
Swap Contracts	—	90,253	—	90,253
Liabilities
Futures Contracts	(15,865)	—	—	(15,865)
Swap Contracts	—	(54)	—	(54)
Total	$206,549	$20,292,638	$—	$20,499,187

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from a Level 2 to a Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

Financial assets were transferred from Level 3 to Level 2 due to management's determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  The amount of securities transferred out of Level 2 into Level 1 during the period was $131,794.

(c)  Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities— Non-Agency
Balance as of March 31, 2011	$65,674
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	(65,674)
Balance as of September 30, 2011	$—

*  Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Portfolio of Investments – Mortgage- and Asset-Backed Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities— Agency 73.0%
Federal Home Loan Mortgage Corp.(a)
12/01/40	4.000%	$1,821,537	$1,909,578
05/01/38-06/01/40	5.500%	429,570	465,262
04/01/40	6.000%	1,872,870	2,055,593
11/01/32	6.500%	5,635	6,359
Federal National Mortgage Association(a)
03/01/41	3.500%	976,738	1,004,453
11/01/40-03/01/41	4.000%	13,460,631	14,158,045
04/01/39-03/01/41	4.500%	9,892,259	10,564,489
07/01/37-08/01/40	5.000%	14,375,873	15,515,580
08/01/37-07/01/39	5.500%	3,571,452	3,903,214
09/01/36-11/01/38	6.000%	1,481,055	1,635,276
10/01/37	6.500%	174,449	193,465
02/01/32	7.000%	6,654	7,642
Federal National Mortgage Association(a)(b)
10/01/40	4.000%	2,250,000	2,358,281
Federal National Mortgage Association(a)(c)
04/01/41	4.500%	2,626,402	2,819,825
Government National Mortgage Association(a)
06/15/39-03/15/41	4.500%	7,653,910	8,334,769
03/15/31	7.000%	1,392	1,632
Total Residential Mortgage-Backed Securities—Agency (Cost: $62,825,462)			$64,933,463
Residential Mortgage-Backed Securities— Non-Agency 0.5%
Morgan Stanley Mortgage Loan Trust CMO Series 2007-6XS Class 2A1M(a)(d)
02/25/47	0.455%	$636,597	$95,982
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(a)(d)
12/25/34	4.740%	392,507	396,074
Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,036,019)			$492,056
Commercial Mortgage-Backed Securities— Non-Agency 19.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(a) Series 2005-3 Class A4
07/10/43	4.668%	$410,000	$438,358
Series 2005-4 Class A5A
07/10/45	4.933%	182,000	195,358
Bear Stearns Commercial Mortgage Securities(a) Series 2003-T10 Class A2
03/13/40	4.740%	95,848	98,938
Series 2006-PW14 Class A4
12/11/38	5.201%	474,847	513,329
Series 2007-PW18 Class A4
06/11/50	5.700%	870,000	936,608
Bear Stearns Commercial Mortgage Securities(a)(d) Series 2004-T14 Class A4
01/12/41	5.200%	70,000	74,296
Series 2007-PW16 Class A4
06/11/40	5.905%	675,000	719,923

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities— Non-Agency (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(a)
12/11/49	5.322%	$626,667	$641,829
Commercial Mortgage Pass-Through Certificates(a) Series 2004-LB2A Class A4
03/10/39	4.715%	600,000	628,307
Commercial Mortgage Pass-Through Certificates(a)(d) Series 2004-LB3A Class A5
07/10/37	5.527%	235,000	252,978
Credit Suisse Mortgage Capital Certificates(a)(d) Series 2006-C1 Class AAB
02/15/39	5.595%	43,626	45,536
Series 2006-C3 Class A3
06/15/38	6.011%	690,000	736,818
Federal Home Loan Mortgage Crop. Multifamily Structured Pass-Through Certificates CMO Series 20K011 Class A2(a)(d)
12/25/20	4.186%	475,000	523,882
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(a)(d)
05/10/40	5.638%	80,000	85,137
Greenwich Capital Commercial Funding Corp.(a) Series 2007-GG9 Class A4
03/10/39	5.444%	620,000	642,881
Greenwich Capital Commercial Funding Corp.(a)(d) Series 2005-GG3 Class A4
08/10/42	4.799%	140,000	147,532
JPMorgan Chase Commercial Mortgage Securities Corp.(a) Series 2003-C1 Class A2
01/12/37	4.985%	85,000	87,789
Series 2006-CB16 Class A4
05/12/45	5.552%	865,000	928,058
JPMorgan Chase Commercial Mortgage Securities Corp.(a)(d) Series 2003-CB6 Class A2
07/12/37	5.255%	30,000	31,479
Series 2005-LDP4 Class A4
10/15/42	4.918%	590,000	634,014
Series 2005-LDP5 Class A4
12/15/44	5.372%	650,000	712,136
Series 2007-CB19 Class A4
02/12/49	5.932%	900,000	953,806
LB-UBS Commercial Mortgage Trust(a) Series 2005-C3 Class A5
07/15/30	4.739%	275,000	294,347
Series 2007-C2 Class A3
02/15/40	5.430%	680,000	698,348
LB-UBS Commercial Mortgage Trust(a)(d) Series 2004-C1 Class B
10/15/15	4.810%	554,190	562,881
Series 2004-C6 Class A6
08/15/29	5.020%	170,000	180,787
Morgan Stanley Capital I(a) Series 2003-IQ6 Class A4
12/15/41	4.970%	280,000	294,527
Series 2006-IQ12 Class A4
12/15/43	5.332%	844,566	911,690

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Mortgage- and Asset-Backed Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities— Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust(a) Series 2004-C10 Class A4
02/15/41	4.748%	$243,903	$256,664
Series 2006-C29 Class A4
11/15/48	5.308%	115,000	122,477
Wachovia Bank Commercial Mortgage Trust(a)(d) Series 2005-C22 Class AM
12/15/44	5.494%	30,000	28,823
Series 2005-C21 Class A4
10/15/44	5.381%	895,000	973,166
Series 2005-C22 Class A4
12/15/44	5.444%	1,270,000	1,382,601
Series 2006-C27 Class A3
07/15/45	5.765%	1,250,000	1,364,654
Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $16,757,468)			$17,099,957
Asset-Backed Securities—Non-Agency 5.0%
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	$100,000	$100,029
CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	165,000	165,612
Chrysler Financial Auto Securitization Trust Series 2007-A Class B(e)
05/08/14	6.250%	100,000	101,378
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3(e)
10/15/13	2.590%	349,884	352,552
Citibank Credit Card Issuance Trust Series 2002-C2 Class C2
02/18/14	6.950%	38,000	38,817
Series 2008-C6 Class C6
06/20/14	6.300%	375,000	387,880
Daimler Chrysler Auto Trust Series 2007-A Class A4
03/08/13	5.280%	64,507	65,090
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	572,000	572,821
Ford Credit Auto Lease Trust(e) Series 2010-B Class A3
07/15/13	0.910%	645,000	645,733
Franklin Auto Trust Series 2008-A Class A4A
05/20/16	5.360%	26,032	26,192
GE Capital Credit Card Master Note Trust Series 2009-2 Class A
07/15/15	3.690%	1,085,000	1,110,691
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	100,000	100,223
Honda Auto Receivables Owner Trust Series 2010-3 Class A3
04/21/14	0.700%	105,000	105,063

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities—Non-Agency (continued)
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	$445,000	$446,941
SACO I, Inc. Series 2005-2 Class A(d)(e)
04/25/35	0.635%	13,515	5,107
Volkswagen Auto Lease Trust Series 2010A Class A2
01/22/13	0.770%	241,421	241,686
Volkswagen Auto Loan Enhanced Trust Series 2008-2 Class A3A
03/20/13	5.470%	11,285	11,352
Total Asset-Backed Securities—Non-Agency (Cost: $4,501,233)			$4,477,167
U.S. Treasury Obligations 0.5%
U.S. Treasury
05/15/21	3.125%	$380,000	$421,769
Total U.S. Treasury Obligations (Cost: $405,578)			$421,769
Treasury Note Short-Term 2.2%
U.S. Treasury Bill
12/22/11	0.010%	$1,950,000	$1,949,936
Total Treasury Note Short-Term (Cost: $1,950,000)			$1,949,936
		Shares	Value
Money Market Fund 2.0%
Columbia Short-Term Cash Fund, 0.125%(f)(g)		1,790,250	$1,790,250
Total Money Market Fund (Cost: $1,790,250)			$1,790,250
Total Investments (Cost: $89,266,010)			$91,164,598
Other Assets & Liabilities, Net			(2,164,342)
Net Assets			$89,000,256

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Mortgage- and Asset-Backed Portfolio

September 30, 2011 (Unaudited)

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 10-year	(67)	$(8,716,281)	December 2011	$—	$(65,570)
Notes to Portfolio of Investments

(a)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  At September 30, 2011, investments in securities included securities valued at $205,302 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(d)  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,104,770 or 1.24% of net assets.

(f)  The rate shown is the seven-day current annualized yield at September 30, 2011.

(g)  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$12,345,446	$(10,555,196)	$—	$1,790,250	$267	$1,790,250
Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Mortgage- and Asset-Backed Portfolio

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Portfolio's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Residential Mortgage-Backed Securities—Agency	$—	$64,933,463	$—	$64,933,463
Residential Mortgage-Backed Securities—Non-Agency	—	492,056	—	492,056
Commercial Mortgage-Backed Securities—Non-Agency	—	17,099,957	—	17,099,957
Asset-Backed Securities—Non-Agency	—	4,477,167	—	4,477,167
U.S. Treasury Obligations	421,769	—	—	421,769
Total Bonds	421,769	87,002,643	—	87,424,412
Short-Term Securities
Treasury Note Short-Term	1,949,936	—	—	1,949,936
Total Short-Term Securities	1,949,936	—	—	1,949,936
Other
Affiliated Money Market Fund(c)	1,790,250	—	—	1,790,250
Total Other	1,790,250	—	—	1,790,250
Investments in Securities	4,161,955	87,002,643	—	91,164,598
Derivatives(d)
Liabilities
Futures Contracts	—	(65,570)	—	(65,570)
Total	$4,161,955	$86,937,073	$—	$91,099,028

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Assets and Liabilities – Fixed Income Sector Portfolios

September 30, 2011 (Unaudited)

	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $19,184,366, $87,475,760)	$20,424,709	$89,374,348
Affiliated issuers (identified cost $—, $1,790,250)	—	1,790,250
Total investments (identified cost $19,184,366, $89,266,010)	20,424,709	91,164,598
Cash	—	1,490
Margin deposits on futures contracts	11,700	—
Unrealized appreciation on swap contracts	90,253	—
Premiums paid on outstanding credit default swap contracts	122,219	—
Receivable for:
Investments sold	414,511	—
Dividends	2	44
Interest	262,980	314,382
Other assets	4,769	—
Total assets	21,331,143	91,480,514
Liabilities
Disbursements in excess of cash	171,920	—
Unrealized depreciation on swap contracts	54	—
Premiums received on outstanding swap contracts	6,002	—
Payable for:
Investments purchased	416,772	—
Investments purchased on a delayed delivery basis	—	2,332,453
Capital shares purchased	—	140,477
Variation margin on futures contracts	2,094	7,328
Total liabilities	596,842	2,480,258
Net assets applicable to outstanding capital stock	$20,734,301	$89,000,256
Represented by
Paid-in capital	$22,179,117	$99,567,145
Undistributed net investment income	13,431	89,397
Accumulated net realized loss	(2,765,610)	(12,489,304)
Unrealized appreciation (depreciation) on:
Investments	1,240,343	1,898,588
Futures contracts	(15,721)	(65,570)
Swap contracts	82,741	—
Total—representing net assets applicable to outstanding capital stock	$20,734,301	$89,000,256
Shares outstanding	1,914,070	9,311,903
Net asset value per share	$10.83	$9.56

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Statement of Operations – Fixed Income Sector Portfolios

Six months ended September 30, 2011 (Unaudited)

	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Net investment income
Income:
Dividends	$4,734	$—
Interest	525,642	1,770,107
Dividends from affiliates	119	267
Total income	530,495	1,770,374
Expenses:
Line of credit interest expense	—	352
Total expenses	—	352
Net investment income	530,495	1,770,022
Realized and unrealized gain (loss)—net
Net realized gain (loss) on:
Investments	313,560	580,502
Futures contracts	(89,364)	(833,367)
Swap contracts	(13,115)	—
Net realized gain (loss)	211,081	(252,865)
Net change in unrealized appreciation (depreciation) on:
Investments	440,313	1,943,500
Futures contracts	(12,202)	(64,742)
Swap contracts	90,093	—
Net change in unrealized appreciation	518,204	1,878,758
Net realized and unrealized gain	729,285	1,625,893
Net increase in net assets resulting from operations	$1,259,780	$3,395,915

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Statement of Changes in Net Assets – Fixed Income Sector Portfolios

	Corporate Bond Portfolio		Mortgage- and Asset-Backed Portfolio
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$530,495	$1,149,050	$1,770,022	$1,444,145
Net realized gain (loss)	211,081	794,746	(252,865)	933,559
Net change in unrealized appreciation (depreciation)	518,204	(231,172)	1,878,758	(307,747)
Net increase in net assets resulting from operations	1,259,780	1,712,624	3,395,915	2,069,957
Distributions to shareholders from:
Net investment income	(590,356)	(1,167,963)	(1,756,390)	(1,417,691)
Total distributions to shareholders	(590,356)	(1,167,963)	(1,756,390)	(1,417,691)
Increase (decrease) in net assets from share transactions	(2,839,944)	(1,471,501)	5,228,891	40,823,318
Total increase (decrease) in net assets	(2,170,520)	(926,840)	6,868,416	41,475,584
Net assets at beginning of period	22,904,821	23,831,661	82,131,840	40,656,256
Net assets at end of period	$20,734,301	$22,904,821	$89,000,256	$82,131,840
Undistributed net investment income	$13,431	$73,292	$89,397	$75,765

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Statement of Changes in Net Assets (continued) – Fixed Income Sector Portfolios

	Corporate Bond Portfolio				Mortgage- and Asset-Backed Portfolio
	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011		Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	25,458	272,515	300,583	3,142,631	3,178,774	30,097,739	5,402,346	50,734,583
Distributions reinvested	—	—	296	3,074	121,936	1,161,165	33,563	315,612
Redemptions	(286,370)	(3,112,459)	(439,728)	(4,617,206)	(2,726,807)	(26,030,013)	(1,090,178)	(10,226,877)
Total increase (decrease)	(260,912)	(2,839,944)	(138,849)	(1,471,501)	573,903	5,228,891	4,345,731	40,823,318

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights – Fixed Income Sector Portfolios

The following tables are intended to help you understand each Portfolio's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

Corporate Bond Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$10.53		$10.30	$8.64	$9.66	$10.06		$9.93
Income from investment operations
Net investment income	0.26		0.56	0.60	0.56	0.58		0.55
Net realized and unrealized gain (loss)	0.33		0.24	1.65	(1.01)	(0.40)		0.13
Total from investment operations	0.59		0.80	2.25	(0.45)	0.18		0.68
Less distributions to shareholders from:
Net investment income	(0.29)		(0.57)	(0.59)	(0.57)	(0.58)		(0.55)
Total distributions to shareholders	(0.29)		(0.57)	(0.59)	(0.57)	(0.58)		(0.55)
Net asset value, end of period	$10.83		$10.53	$10.30	$8.64	$9.66		$10.06
Total return	5.63%		7.87%	26.58%	(4.65%)	1.81	%(a)	7.01%
Ratios to average net assets(b)
Total expenses (including interest expense)	—		0.02%	—	—	—		—
Total expenses (excluding interest expense)	—		—	—	—	—		—
Net investment income	4.76	%(c)	5.28%	6.14%	6.10%	5.84%		5.55%
Supplemental data
Net assets, end of period (in thousands)	$20,734		$22,905	$23,832	$19,555	$73,803		$78,588
Portfolio turnover	45%		132%	146%	137%	189%		114%

Notes to Financial Highlights

(a)  During the year ended March 31, 2008, the Investment Manager reimbursed the Portfolio for a loss on a trading error. Had the Portfolio not received this reimbursement, total return would have been lower by less than 0.01%.

(b)  The Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses and any expenses charged directly to shareholders are not included in the reported expense ratios.

(c)  Annualized.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Fixed Income Sector Portfolios

Mortgage- and Asset-Backed Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.40		$9.26	$8.88	$9.32	$10.01	$9.85
Income from investment operations
Net investment income (loss)	0.18		0.30	0.38	0.44	0.54	0.54
Net realized and unrealized gain (loss)	0.16		0.14	0.39	(0.44)	(0.67)	0.14
Total from investment operations	0.34		0.44	0.77	—	(0.13)	0.68
Less distributions to shareholders from:
Net investment income	(0.18)		(0.30)	(0.39)	(0.44)	(0.53)	(0.52)
Net realized gains	—		—	—	—	(0.03)	—
Total distributions to shareholders	(0.18)		(0.30)	(0.39)	(0.44)	(0.56)	(0.52)
Net asset value, end of period	$9.56		$9.40	$9.26	$8.88	$9.32	$10.01
Total return	3.60%		4.82%	8.79%	0.10%	(1.34%)	7.12%
Ratios to average net assets(a)
Total expenses (including interest expense)	0.00	%(b)(c)	—	—	—	—	—
Total expenses (excluding interest expense)	—		—	—	—	—	—
Net investment income	3.75	%(c)	3.19%	4.20%	4.92%	5.50%	5.41%
Supplemental data
Net assets, end of period (in thousands)	$89,000		$82,132	$40,656	$48,128	$138,196	$135,358
Portfolio turnover	61	%(d)	194%	146%	142%	369%	543%

Notes to Financial Highlights

(a)  The Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses and any expenses charged directly to shareholders are not included in the reported expense ratios.

(b)  Includes interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Notes to Financial Statements – Fixed Income Sector Portfolios

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each a Portfolio and collectively, the Portfolios): Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio. Each Portfolio currently operates as a diversified portfolio.

Portfolio Shares

The Trust may issue an unlimited number of shares (without par value). Shares of the Portfolios are available only to certain eligible investors through certain wrap fee programs, certain other managed accounts and certain registered investment companies, including those sponsored or managed by Ameriprise Financial, Inc. and certain of its affiliates.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset- and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably

22

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments in other open-ended investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Portfolios invest in certain derivative instruments as detailed below to meet their investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Portfolios may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Portfolios to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

The Portfolios and any counterparty are required to maintain an agreement that requires each Portfolio and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Portfolio and such counterparty. If the net fair value of such derivatives between a Portfolio and that counterparty exceeds a certain threshold (as defined in the agreement), the Portfolio or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by each Portfolio or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Portfolios bought and sold futures contracts to manage the duration and yield curve exposure of the Portfolio versus the benchmark. Upon entering into futures contracts, the Portfolios bear risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, each Portfolio pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Portfolios recognize a realized gain or

23

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. Corporate Bond Portfolio entered into credit default swap contracts as a protection buyer to reduce overall credit exposure.

As the purchaser of a credit default swap contract, the Portfolio purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Portfolio may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Portfolio sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Portfolio may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Portfolio could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Portfolio is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Portfolio bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Portfolio is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Portfolio upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Portfolio will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

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Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Portfolios including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on each Portfolio's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following each Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Corporate Bond Portfolio

Fair Values of Derivative Instruments at September 30, 2011

	Asset derivatives			Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$90,253		Unrealized depreciation on swap contracts	$54
Credit contracts	Premiums paid on outstanding credit default swap contracts	122,219		Premiums received on outstanding credit default swap contracts	6,002
Interest rate contracts	Net assets—unrealized appreciation on futures contracts	144	*	Net assets—unrealized depreciation on futures contracts	15,865	*
Total		$212,616			$21,921

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$(13,115)	$(13,115)
Interest rate contracts	(89,364)	—	(89,364)
Total	$(89,364)	$(13,115)	$(102,479)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$90,093	$90,093
Interest rate contracts	(12,202)	—	(12,202)
Total	$(12,202)	$90,093	$77,891

25

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

Volume of Derivative Instruments for the Six Months Ended September 30, 2011

Contracts Opened
Futures Contracts	60
Aggregate Notional Opened
Credit Default Swap Contracts—Buy Protection	$2,165,000

Mortgage- and Asset-Backed Portfolio

Fair Values of Derivative Instruments at September 30, 2011

	Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets—unrealized depreciation on futures contracts	$65,570	*

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$(833,367)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$(64,742)

Volume of Derivative Instruments for the Six Months Ended September 30, 2011

Contracts Opened
Futures Contracts	158

Delayed Delivery Securities

The Portfolios may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Portfolios to subsequently invest at less advantageous prices. Each Portfolio identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

Certain Portfolios may enter into mortgage "dollar rolls" in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Portfolios lose the right to receive principal and interest paid on the securities sold. However, the Portfolios benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Portfolios record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolios compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Portfolios. The Portfolio identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Portfolios treat "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This statement may exaggerate the portfolio turnover rate. The Portfolio does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Portfolio sells the securities becomes insolvent, the Portfolio's right to purchase or repurchase the mortgage-related securities may be restricted and the

26

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

instruments which the Portfolio is required to repurchase may be worth less than instruments which the Portfolio originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Portfolios and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio.

Federal Income Tax Status

For federal income tax purposes, each Portfolio is treated as a separate entity. The Portfolios intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Portfolios intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Portfolios should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Portfolio level, based on statutory rates. The Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Portfolios' contracts with their service providers contain general indemnification clauses. The Portfolios' maximum

27

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolios cannot be determined, and the Portfolios have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Under the IMSA, the Investment Manager does not receive any compensation from the Portfolios for its investment management services.

The Portfolios do not incur any fees or expenses except brokerage fees and commissions, taxes, interest expense and extraordinary expenses. Participants in the wrap fee program eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Portfolio Administrator. The Portfolio Administrator does not receive any compensation from the Portfolios for its administration and accounting services.

Transfer Agent Fees

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Portfolios. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The Transfer Agent does not receive any compensation from the Portfolios for its services

Distribution and Service Fees

The Portfolios have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Distributor does not receive any compensation from the Portfolios for its services

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Portfolio's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At September 30, 2011, the approximate cost of investments for federal income tax purposes, the approximate unrealized appreciation and depreciation based on that cost were:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Corporate Bond Portfolio	$19,184,000	$1,439,000	$(198,000)	$1,241,000
Mortgage- and Asset-Backed Portfolio	89,266,000	2,568,000	(669,000)	1,899,000

28

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

The following capital loss carryforward, determined as of March 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2015	2016	2017	2018	Total
Corporate Bond Portfolio	$18,360	$576,674	$2,121,554	$224,029	$2,940,617
Mortgage- and Asset-Backed Portfolio	—	—	12,237,267	—	12,237,267

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Portfolios has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended September 30, 2011, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for each Portfolio aggregated to:

Portfolio	Purchases	Proceeds	Purchases of U.S. Government Securities	Proceeds from sales of U.S. Government Securities
Corporate Bond Portfolio	$9,624,256	$12,330,509	$4,314,950	$4,780,147
Mortgage- and Asset-Backed Portfolio	63,046,957	55,849,524	50,622,086	38,159,102

29

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

Note 6. Shareholder Concentration

At September 30, 2011 certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Portfolios. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

	Number of Shareholders	% of Shares Outstanding Held
Corporate Bond Portfolio	1	100.0
Mortgage- and Asset-Backed Portfolio	2	91.9

Note 7. Line of Credit

The Portfolios have entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011 for Corporate Bond Portfolio and July 25, 2011 for Mortgage- and Asset-Backed Portfolio, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Portfolios and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each portfolio based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 24, 2011, Mortgage- and Asset-Backed Portfolio and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, each Portfolio and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each portfolio based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Portfolio also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended September 30, 2011, the average daily loan balance outstanding for Mortgage- and Asset-Backed Portfolio on days when borrowing existed was $1,716,667 at a weighted average interest rate of 1.379%.

Note 8. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

30

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

31

Fixed Income Sector Portfolios, September 30, 2011 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Fixed Income Sector Portfolios.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

33

Fixed Income Sector Portfolios
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1125 A (11/11)

Columbia LifeGoal® Portfolios

Semiannual Report for the Period Ended September 30, 2011

>  Columbia LifeGoal® Growth Portfolio

>  Columbia LifeGoal® Balanced Growth Portfolio

>  Columbia LifeGoal® Income and Growth Portfolio

>  Columbia LifeGoal® Income Portfolio

Not FDIC insured • No bank guarantee • May lose value

Columbia LifeGoal® Growth Portfolio	1

Columbia LifeGoal® Balanced Growth Portfolio	4

Columbia LifeGoal® Income and Growth Portfolio	8

Columbia LifeGoal® Income Portfolio	11

Portfolios of Investments	14

Financial Statements	23

Notes to Financial Statements	53

Important Information About This Report	69

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia LifeGoal Growth Portfolio

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		R	R4	Z
Inception	10/15/96		08/12/97		10/15/96		01/23/06	03/07/11	10/15/96
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	–17.61	–22.36	–17.94	–22.03	–17.92	–18.74	–17.68	–17.55	–17.47
1-year	–2.93	–8.54	–3.63	–8.44	–3.66	–4.62	–3.21	n/a	–2.71
5-year	0.13	–1.04	–0.61	–0.90	–0.61	–0.61	–0.12	n/a	0.41
10-year/Life	5.12	4.50	4.32	4.32	4.32	4.32	4.96	–16.09	5.39

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R4 and Class Z shares are sold at net asset value with no distribution (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution (Rule 12b-1) fees. Class R, Class R4 and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

Class R4 shares were initially offered on March 7, 2011.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–17.61%

Class A shares (without sales charge)

–13.78%

S&P 500 Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	10.05
Class B	9.18
Class C	9.10
Class R	9.96
Class R4	10.22
Class Z	10.22

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.04
Class B	0.02
Class C	0.02
Class R	0.03
Class R4	0.05
Class Z	0.06

Performance Information (continued) – Columbia LifeGoal Growth Portfolio

Portfolio Allocation

(Unaudited)

Fund holdings at September 30, 2011	% of Fund's portfolio assets
Domestic Equity Funds/ International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Asia Pacific ex-Japan Fund	7.1%
Columbia Contrarian Core Fund	8.1
Columbia Dividend Income Fund	9.3
Columbia Dividend Opportunity Fund	9.3
Columbia Emerging Markets Fund	5.7
Columbia Energy and Natural Resources Fund	1.3
Columbia Large Cap Core Fund	5.0
Columbia Large Cap Growth Fund	9.1
Columbia Large Core Quantitative Fund	3.1
Columbia Large Growth Quantitative Fund	4.0
Columbia Large Value Quantitative Fund	4.1
Columbia Mid Cap Growth Fund	6.7
Columbia Mid Cap Value Fund	2.0
Columbia Mid Cap Value Opportunity Fund	2.0
Columbia Select Large Cap Growth Fund	10.7
Columbia Select Large-Cap Value Fund	2.0
Columbia Small Cap Growth Fund I	3.9
Columbia Small Cap Value Fund I	1.5
94.9%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Enhanced Multi-Strategy Fund	1.0%
Columbia Convertible Securities Fund	4.1
5.1%
Money Market Funds	0.0%*
100.0%

*Rounds to less than 0.01%.

Understanding Your Expenses – Columbia LifeGoal Growth Portfolio

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund's effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	823.90	1,022.75	2.05	2.28	0.45	5.97	6.62	1.31
Class B	1,000.00	1,000.00	820.60	1,019.00	5.46	6.06	1.20	9.38	10.40	2.06
Class C	1,000.00	1,000.00	820.80	1,019.00	5.46	6.06	1.20	9.38	10.40	2.06
Class R	1,000.00	1,000.00	823.20	1,021.50	3.19	3.54	0.70	7.11	7.88	1.56
Class R4	1,000.00	1,000.00	824.50	1,023.20	1.64	1.82	0.36	5.56	6.17	1.22
Class Z	1,000.00	1,000.00	825.30	1,024.00	0.91	1.01	0.20	4.84	5.36	1.06

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Performance Information – Columbia LifeGoal Balanced Growth Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–11.12%

Class A shares (without sales charge)

+6.20%

Barclays Capital Aggregate Bond Index[1]

–13.78%

S&P 500 Index[2]

Net asset value per share

as of 09/30/11 ($)
Class A	10.25
Class B	10.18
Class C	10.31
Class R	10.24
Class T	10.25
Class Z	10.24

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.07
Class B	0.03
Class C	0.03
Class R	0.06
Class T	0.07
Class Z	0.09

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		R	T		Z
Inception	10/15/96		08/13/97		10/15/96		01/23/06	03/07/11		10/15/96
Sales charge	without	with	without	with	without	with	without	without	with	without
6-month (cumulative)	–11.12	–16.24	–11.47	–15.88	–11.49	–12.37	–11.25	–11.14	–16.26	–11.01
1-year	0.21	–5.52	–0.55	–5.49	–0.55	–1.53	–0.04	n/a	n/a	0.57
5-year	2.71	1.50	1.94	1.61	1.93	1.93	2.44	n/a	n/a	2.99
10-year/Life	5.38	4.75	4.58	4.58	4.58	4.58	5.22	–10.00	–15.17	5.66

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and Class T shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class T and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution (Rule 12b-1) fees. Class R, Class T and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

Class T shares were initially offered on March 7, 2011.

1The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

2The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance Information (continued) – Columbia LifeGoal Balanced Growth Portfolio

Portfolio Allocation

Fund holdings at September 30, 2011	% of Fund's portfolio assets
Domestic Equity Funds/ International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Asia Pacific ex-Japan Fund	1.4%
Columbia Contrarian Core Fund	4.8
Columbia Dividend Income Fund	3.3
Columbia Dividend Opportunity Fund	1.8
Columbia Emerging Markets Fund	2.7
Columbia Energy and Natural Resources Fund	2.5
Columbia European Equity Fund	3.4
Columbia Funds Series Trust— Columbia International Value Fund	0.0
Columbia Greater China Fund	1.3
Columbia Large Cap Core Fund	4.0
Columbia Large Cap Growth Fund	4.7
Columbia Large Cap Value Fund	2.5
Columbia Large Value Quantitative Fund	1.5
Columbia Mid Cap Growth Fund	3.7
Columbia Mid Cap Value Fund	2.8
Columbia Multi-Advisor International Equity Fund	4.4
Columbia Overseas Value Fund	2.2
Columbia Select Large Cap Growth Fund	3.3
Columbia Select Large-Cap Value Fund	0.7
Columbia Small Cap Growth Fund I	0.7
Columbia Small Cap Growth Fund II	0.9
Columbia Small Cap Value Fund I	1.6
Columbia Small Cap Value Fund II	0.9
55.1%

Performance Information (continued) – Columbia LifeGoal Balanced Growth Portfolio

Portfolio Allocation (continued)

Fund holdings at September 30, 2011	% of Fund's portfolio assets
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
Columbia Bond Fund	2.0%
Columbia Corporate Income Fund	7.4
Columbia Emerging Markets Bond Fund	1.7
Columbia High Yield Bond Fund	1.5
Columbia Income Opportunities Fund	3.1
Columbia International Bond Fund	1.8
Columbia Limited Duration Credit Fund	3.6
Columbia U.S. Government Mortgage Fund	5.0
Mortgage- and Asset-Backed Portfolio	3.7
29.8%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	3.4%
Columbia Absolute Return Multi-Strategy Fund	4.5
Columbia Convertible Securities Fund	2.0
9.9%
Common Stocks	0.0%*
Inflation-Indexed Bonds	2.4%
Money Market Funds	2.8%
100.0%

*Rounds to less than 0.01%.

Understanding Your Expenses – Columbia LifeGoal Balanced Growth Portfolio

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund's effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	888.80	1,022.65	2.22	2.38	0.47	5.81	6.22	1.23
Class B	1,000.00	1,000.00	885.30	1,018.90	5.75	6.16	1.22	9.33	9.99	1.98
Class C	1,000.00	1,000.00	885.10	1,018.85	5.80	6.21	1.23	9.38	10.04	1.99
Class R	1,000.00	1,000.00	887.50	1,021.35	3.44	3.69	0.73	7.03	7.53	1.49
Class T	1,000.00	1,000.00	888.60	1,022.45	2.41	2.58	0.51	6.00	6.42	1.27
Class Z	1,000.00	1,000.00	889.90	1,023.95	0.99	1.06	0.21	4.58	4.91	0.97

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Performance Information – Columbia LifeGoal Income and Growth Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–4.37%

Class A shares (without sales charge)

+6.20%

Barclays Capital Aggregate Bond Index[1]

–13.78%

S&P 500 Index[2]

Net asset value per share

as of 09/30/11 ($)
Class A	10.28
Class B	10.24
Class C	10.18
Class R	10.29
Class Z	10.18

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.14
Class B	0.10
Class C	0.10
Class R	0.12
Class Z	0.15

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/07/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–4.37	–9.83	–4.75	–9.47	–4.69	–5.63	–4.49	–4.20
1-year	2.98	–2.91	2.22	–2.78	2.23	1.23	2.72	3.27
5-year	3.99	2.77	3.21	2.87	3.23	3.23	3.75	4.23
10-year	5.01	4.38	4.22	4.22	4.23	4.23	4.87	5.27

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

1The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

2The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance Information (continued) – Columbia LifeGoal Income and Growth Portfolio

Portfolio Allocation

Fund holdings at September 30, 2011	% of Fund's portfolio assets
Domestic Equity Funds/ International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Contrarian Core Fund	2.4%
Columbia Dividend Income Fund	3.7
Columbia Dividend Opportunity Fund	0.9
Columbia Emerging Markets Fund	1.3
Columbia Greater China Fund	0.4
Columbia Large Cap Core Fund	2.4
Columbia Large Cap Growth Fund	2.1
Columbia Large Core Quantitative Fund	1.7
Columbia Large Value Quantitative Fund	0.7
Columbia Mid Cap Growth Fund	1.8
Columbia Mid Cap Value Fund	1.4
Columbia Multi-Advisor International Equity Fund	3.6
Columbia Select Large Cap Growth Fund	2.3
Columbia Select Large-Cap Value Fund	0.7
25.4%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
Columbia Bond Fund	7.7%
Columbia Corporate Income Fund	11.4
Columbia Emerging Markets Bond Fund	2.9
Columbia Income Opportunities Fund	8.5
Columbia International Bond Fund	3.5
Columbia Limited Duration Credit Fund	6.8
Columbia Short Term Bond Fund	2.0
Columbia U.S. Government Mortgage Fund	6.9
Mortgage- and Asset- Backed Portfolio	7.5
57.2%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	3.6%
Columbia Absolute Return Multi-Strategy Fund	4.1
Columbia Convertible Securities Fund	2.9
10.6%
Inflation-Indexed Bonds	3.9%
Money Market Funds	2.9%
100.0%

Understanding Your Expenses – Columbia LifeGoal Income and Growth Portfolio

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund's effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	956.30	1,022.35	2.59	2.68	0.53	5.67	5.86	1.16
Class B	1,000.00	1,000.00	952.50	1,018.60	6.25	6.46	1.28	9.32	9.64	1.91
Class C	1,000.00	1,000.00	953.10	1,018.60	6.25	6.46	1.28	9.33	9.64	1.91
Class R	1,000.00	1,000.00	955.10	1,021.10	3.81	3.94	0.78	6.89	7.12	1.41
Class Z	1,000.00	1,000.00	958.00	1,023.60	1.37	1.42	0.28	4.45	4.60	0.91

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Performance Information – Columbia LifeGoal Income Portfolio

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		Z
Inception	09/04/03		09/04/03		09/05/03		09/04/03
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	0.31	–2.99	–0.07	–3.03	–0.07	–1.06	0.43
1-year	3.77	0.39	2.90	–0.10	3.01	2.01	4.03
5-year	4.28	3.59	3.48	3.48	3.51	3.51	4.54
Life	4.32	3.89	3.53	3.53	3.52	3.52	4.58

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

1The Barclays Capital U.S. Aggregate 1-3 Years Index is an index of publicly-issued investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.

2This blend is 80% Barclays Capital U.S. Aggregate 1-3 Years Index and 20% Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of US. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The index includes reinvestment of income.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+0.31%

Class A shares (without sales charge)

+1.22%

Barclays Capital U.S. Aggregate 1-3 Years Index[1]

–0.05%

Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index/20% Barclays Capital U.S. Corporate High Yield Bond Index[2]

Net asset value per share

as of 09/30/11 ($)
Class A	10.17
Class B	10.15
Class C	10.14
Class Z	10.17

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.19

Performance Information (continued) – Columbia LifeGoal Income Portfolio

Portfolio Allocation

Fund holdings at September 30, 2011	% of Fund's portfolio assets
Domestic Equity Funds/ International Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Diversified Equity Income Fund	3.9%
Columbia Dividend Opportunity Fund	1.0
4.9%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
Columbia Corporate Income Fund	14.3%
Columbia Emerging Markets Bond Fund	3.9
Columbia Income Opportunities Fund	10.0
Columbia Intermediate Bond Fund	4.4
Columbia Limited Duration Credit Fund	11.0
Columbia Short Term Bond Fund	5.0
Columbia U.S. Government Mortgage Fund	11.5
Columbia U.S. Treasury Index Fund	0.5
Mortgage- and Asset-Backed Portfolio	13.7
74.3%
Alternative Investments
Includes government, corporate, mortgage and agency securities
Columbia Absolute Return Currency and Income Fund	3.0%
Columbia Absolute Return Enhanced Multi-Strategy Fund	3.0
Columbia Convertible Securities Fund	4.9
10.9%
Inflation-Indexed Bonds	4.7%
Money Market Funds	5.2%
100.0%

Understanding Your Expenses – Columbia LifeGoal Income Portfolio

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund's effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.10	1,022.30	2.70	2.73	0.54	5.46	5.51	1.09
Class B	1,000.00	1,000.00	999.30	1,018.55	6.45	6.51	1.29	9.20	9.29	1.84
Class C	1,000.00	1,000.00	999.30	1,018.55	6.45	6.51	1.29	9.20	9.29	1.84
Class Z	1,000.00	1,000.00	1,004.30	1,023.55	1.45	1.47	0.29	4.21	4.25	0.84

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Portfolio of Investments – Columbia LifeGoal Growth Portfolio

September 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 95.0%
DIVIDEND INCOME 9.3%
Columbia Dividend Income Fund(a)	5,380,991	$65,540,473
INTERNATIONAL 12.8%
Columbia Asia Pacific ex-Japan Fund(a)	6,918,659	50,160,278
Columbia Emerging Markets Fund(a)	4,735,198	39,728,306
Total		89,888,584
U.S. LARGE CAP 56.8%
Columbia Contrarian Core Fund(a)	4,479,123	56,929,657
Columbia Dividend Opportunity Fund(a)	9,021,640	65,316,673
Columbia Energy and Natural Resources Fund(a)	514,314	9,165,077
Columbia Large Cap Core Fund(a)	3,012,261	34,972,354
Columbia Large Cap Growth Fund(a)	3,002,944	64,172,913
Columbia Large Core Quantitative Fund(a)	4,194,860	21,477,685
Columbia Large Growth Quantitative Fund(a)	3,491,313	28,419,284
Columbia Large Value Quantitative Fund(a)	4,470,781	28,612,996
Columbia Select Large Cap Growth Fund(a)(b)	6,608,185	75,201,144
Columbia Select Large-Cap Value Fund(a)	1,092,887	14,229,393
Total		398,497,176
U.S. MID CAP 10.7%
Columbia Mid Cap Growth Fund(a)(b)	1,990,870	46,665,981
Columbia Mid Cap Value Fund(a)	1,249,906	14,148,938
Columbia Mid Cap Value Opportunity Fund(a)	2,113,313	13,863,335
Total		74,678,254
U.S. SMALL CAP 5.4%
Columbia Small Cap Growth Fund I(a)(b)	1,021,520	27,151,994
Columbia Small Cap Value Fund I(a)	272,759	10,411,225
Total		37,563,219
Total Equity Funds (Cost: $712,946,677)		$666,167,706

	Shares	Value
Alternative Investments 5.1%
Columbia Absolute Return Enhanced Multi-Strategy Fund(a)(b)	746,205	$7,320,268
Columbia Convertible Securities Fund(a)	2,186,285	28,552,884
Total Alternative Investments (Cost: $38,279,723)		$35,873,152
Money Market Funds —%
MONEY MARKET —%
Columbia Short-Term Cash Fund, 0.125%(a)(c)	1	$1
Total Money Market Funds (Cost: $1)		$1
Total Investments (Cost: $751,226,401)		$702,040,859
Other Assets and Liabilities		(584,009)
Net Assets		$701,456,850

Notes to Portfolio of Investments

(a)  Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2011.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia LifeGoal Growth Portfolio

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$702,040,859	$—	$—	$702,040,859

(a)  There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio of Investments – Columbia LifeGoal Balanced Growth Portfolio

September 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 55.1%
DIVIDEND INCOME 3.3%
Columbia Dividend Income Fund(a)	2,819,911	$34,346,515
INTERNATIONAL 15.3%
Columbia Asia Pacific ex-Japan Fund(a)	2,046,507	14,837,176
Columbia Emerging Markets Fund(a)	3,356,521	28,161,211
Columbia European Equity Fund(a)	7,132,681	35,449,423
Columbia Funds Series Trust – Columbia International Value Fund(a)	1	9
Columbia Greater China Fund(a)(b)	307,232	13,373,817
Columbia Multi-Advisor International Equity Fund(a)	4,635,703	45,708,032
Columbia Overseas Value Fund(a)(b)	3,537,652	22,817,858
Total		160,347,526
U.S. LARGE CAP 25.8%
Columbia Contrarian Core Fund(a)	3,864,011	49,111,585
Columbia Dividend Opportunity Fund(a)	2,644,315	19,144,838
Columbia Energy and Natural Resources Fund(a)	1,494,425	26,630,660
Columbia Large Cap Core Fund(a)	3,581,549	41,581,779
Columbia Large Cap Growth Fund(a)	2,301,852	49,190,573
Columbia Large Core Quantitative Fund(a)	5,155,505	26,396,186
Columbia Large Value Quantitative Fund(a)	2,448,277	15,668,971
Columbia Select Large Cap Growth Fund(a)(b)	3,047,584	34,681,509
Columbia Select Large-Cap Value Fund(a)	587,356	7,647,380
Total		270,053,481
U.S. MID CAP 6.6%
Columbia Mid Cap Growth Fund(a)(b)	1,664,318	39,011,604
Columbia Mid Cap Value Fund(a)	2,621,704	29,677,692
Total		68,689,296
U.S. SMALL CAP 4.1%
Columbia Small Cap Growth Fund I(a)(b)	264,512	7,030,713
Columbia Small Cap Growth Fund II(a)	923,696	9,347,805
Columbia Small Cap Value Fund I(a)	447,232	17,070,850
Columbia Small Cap Value Fund II(a)	831,630	9,463,953
Total		42,913,321
Total Equity Funds (Cost: $657,142,046)		$576,350,139
Fixed-Income Funds 29.7%
EMERGING MARKETS 1.7%
Columbia Emerging Markets Bond Fund(a)	1,685,941	$18,225,020
HIGH YIELD 1.5%
Columbia High Yield Bond Fund(a)	6,168,155	16,037,202
INTERNATIONAL 1.8%
Columbia International Bond Fund(a)	1,673,016	18,637,399
INVESTMENT GRADE 24.7%
Columbia Bond Fund(a)	2,141,348	20,407,044
Columbia Corporate Income Fund(a)	7,751,199	76,504,330
Columbia Income Opportunities Fund(a)	3,552,403	32,291,346
Columbia Limited Duration Credit Fund(a)	3,870,264	38,044,696
Columbia U.S. Government Mortgage Fund(a)	9,498,818	52,433,478
Mortgage- and Asset-Backed Portfolio	4,040,564	38,627,791
Total		258,308,685
Total Fixed-Income Funds (Cost: $311,510,682)		$311,208,306

	Shares	Value
Alternative Investments 9.9%
Columbia Absolute Return Currency and Income Fund(a)(b)	3,548,624	$35,273,321
Columbia Absolute Return Multi-Strategy Fund(a)(b)	4,788,974	47,458,733
Columbia Convertible Securities Fund(a)	1,603,869	20,946,533
Total Alternative Investments (Cost: $106,671,852)		$103,678,587
Issuer	Shares	Value
Common Stocks —%
CONSUMER STAPLES —%
Food Products —%
China Milk Products Group Ltd.(b)(c)(d)(e)	322,000	$9,848
TOTAL CONSUMER STAPLES		9,848
Total Common Stocks (Cost: $172,880)		$9,848

Issuer	Coupon Rate	Principal Amount	Value
Inflation-Indexed Bonds 2.4%
U.S. Treasury Inflation-Indexed Bond 07/15/12	3.000%	$709,934	$729,901
07/15/13	1.875%	1,592,954	1,667,375
01/15/14	2.000%	2,292,544	2,433,677
01/15/15	1.625%	2,981,614	3,208,496
01/15/16	2.000%	2,060,282	2,289,815
07/15/17	2.625%	1,695,043	1,997,370
01/15/19	2.125%	2,278,165	2,653,351
01/15/21	1.125%	278,848	304,249
01/15/25	2.375%	3,619,621	4,471,079
04/15/29	3.875%	3,298,272	4,962,610
02/15/40	2.125%	710,777	901,854
Total Inflation-Indexed Bonds (Cost: $24,174,283)			$25,619,777

	Shares	Value
Money Market Funds 2.8%
MONEY MARKET 2.8%
BofA Cash Reserves, Capital Class, 0.070%(f)	5,509,497	$5,509,497
Columbia Short-Term Cash Fund, 0.125%(a)(f)	23,533,318	23,533,318
Total		29,042,815
Total Money Market Funds (Cost: $29,042,815)		$29,042,815
Total Investments (Cost: $1,128,714,558)		$1,045,909,472
Other Assets and Liabilities		1,013,951
Net Assets		$1,046,923,423

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia LifeGoal Balanced Growth Portfolio

September 30, 2011 (Unaudited)

Investment in Derivatives

At September 30, 2011, $1,609,600 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	76	21,394,000	Dec. 2011	$—	$(566,561)
U.S. Treasury Note, 10-year	56	7,285,250	Dec. 2011	—	(42,112)
Total				$—	$(608,673)

Notes to Portfolio of Investments

(a)  Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)  Non-income producing.

(c)  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $9,848 or 0.00% of net assets.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $9,848, which represents less than 0.01% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability. The aggrergate value of such securities at September 30, 2011 was $9,848, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
China Milk Products Group	11/17/10	$261,061

(f)  The rate shown is the seven-day current annualized yield at September 30, 2011.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia LifeGoal Balanced Growth Portfolio

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Mutual Funds
Investments in Affilated Funds	$991,237,032	$—	$—	$991,237,032
Affiliated Money Market Fund(c)	23,533,318	—	—	23,533,318
Unaffiliated Money Market Fund	5,509,497	—	—	5,509,497
Total Mutual Funds	1,020,279,847	—	—	1,020,279,847
Equity Securities
Common Stocks
Consumer Staples	$—	$—	$9,848	$9,848
Total Equity Securities	—	—	9,848	9,848
Bonds
Inflation-Indexed Bonds	—	25,619,777	—	25,619,777
Total Bonds	—	25,619,777	—	25,619,777
Investments in Securities	1,020,279,847	25,619,777	9,848	1,045,909,472
Derivatives(d)
Liabilities
Futures Contracts	(608,673)	—	—	(608,673)
Total	$1,019,671,174	$25,619,777	$9,848	$1,045,300,799

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Common Stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company's capital structure.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)  Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of March 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(162,832)
Sales	—
Purchases	172,680
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2011	$9,848

*  Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $553.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio of Investments – Columbia LifeGoal Income and Growth Portfolio

September 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 25.4%
DIVIDEND INCOME 3.6%
Columbia Dividend Income Fund(a)	373,580	$4,550,200
INTERNATIONAL 5.3%
Columbia Emerging Markets Fund(a)	192,104	1,611,748
Columbia Greater China Fund(a)(b)	11,816	514,361
Columbia Multi-Advisor International Equity Fund(a)	450,572	4,442,642
Total		6,568,751
U.S. LARGE CAP 13.3%
Columbia Contrarian Core Fund(a)	230,626	2,931,254
Columbia Dividend Opportunity Fund(a)	167,574	1,213,234
Columbia Large Cap Core Fund(a)	254,058	2,949,613
Columbia Large Cap Growth Fund(a)	123,944	2,648,678
Columbia Large Core Quantitative Fund(a)	409,153	2,094,864
Columbia Large Value Quantitative Fund(a)	138,947	889,262
Columbia Select Large Cap Growth Fund(a)(b)	247,283	2,814,086
Columbia Select Large-Cap Value Fund(a)	70,304	915,355
Total		16,456,346
U.S. MID CAP 3.2%
Columbia Mid Cap Growth Fund(a)(b)	95,409	2,236,383
Columbia Mid Cap Value Fund(a)	151,147	1,710,987
Total		3,947,370
Total Equity Funds (Cost: $33,400,202)		$31,522,667
Fixed-Income Funds 57.1%
EMERGING MARKETS 2.9%
Columbia Emerging Markets Bond Fund(a)	332,579	$3,595,178
INTERNATIONAL 3.4%
Columbia International Bond Fund(a)	380,716	4,241,173
INVESTMENT GRADE 50.8%
Columbia Bond Fund(a)	1,003,000	9,558,593
Columbia Corporate Income Fund(a)	1,435,827	14,171,611
Columbia Income Opportunities Fund(a)	1,163,107	10,572,642
Columbia Limited Duration Credit Fund(a)	860,741	8,461,082
Columbia Short Term Bond Fund(a)	255,515	2,524,492
Columbia U.S. Government Mortgage Fund(a)	1,546,590	8,537,177
Mortgage- and Asset-Backed Portfolio(a)	959,575	9,173,535
Total		62,999,132
Total Fixed-Income Funds (Cost: $70,064,378)		$70,835,483

	Shares	Value
Alternative Investments 10.6%
Columbia Absolute Return Currency and Income Fund(a)(b)	443,886	$4,412,230
Columbia Absolute Return Multi-Strategy Fund(a)(b)	514,130	5,095,025
Columbia Convertible Securities Fund(a)	274,961	3,590,996
Total Alternative Investments (Cost: $13,354,262)		$13,098,251

Issuer	Coupon Rate	Principal Amount	Value
Inflation-Indexed Bonds 3.9%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$144,500	$148,564
07/15/13	1.875%	356,723	373,389
01/15/14	2.000%	427,942	454,287
01/15/15	1.625%	532,431	572,946
01/15/16	2.000%	364,250	404,829
07/15/17	2.625%	294,316	346,810
01/15/19	2.125%	410,385	477,971
01/15/21	1.125%	149,752	163,393
01/15/25	2.375%	629,239	777,257
04/15/29	3.875%	597,812	899,473
02/15/40	2.125%	177,694	225,463
Total Inflation-Indexed Bonds (Cost: $4,552,370)			$4,844,382
		Shares	Value
Money Market Funds 2.9%

BofA Cash Reserves, Capital Class, 0.070%(c)	745,078	$745,078
Columbia Short-Term Cash Fund, 0.125%(a)(c)	2,871,518	2,871,518
Total Money Market Funds (Cost: $3,616,596)		$3,616,596
Total Investments (Cost: $124,987,808)		$123,917,379
Other Assets and Liabilities		91,681
Net Assets		$124,009,060

Investment in Derivatives

At September 30, 2011, $211,300 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	8	$2,252,000	Jan. 2012	$—	$(59,638)
U.S. Treasury Note, 5-year	25	3,062,110	Dec. 2011	3,472	—
U.S. Treasury Note, 10-year	18	2,341,688	Dec. 2011	24,297	—
Total				$27,769	$(59,638)

Notes to Portfolio of Investments

(a)  Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia LifeGoal Income and Growth Portfolio

September 30, 2011 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Mutual Funds
Investments in Affiliated Funds	$115,456,401	$—	$—	$115,456,401
Affiliated Money Market Fund(c)	2,871,518	—	—	2,871,518
Unaffiliated Money Market Fund	745,078	—	—	745,078
Total Mutual Funds	119,072,997	—	—	119,072,997
Bonds
Inflation-Indexed Bonds	—	4,844,382	—	4,844,382
Total Bonds	—	4,844,382	—	4,844,382
Investments in Securities	119,072,997	4,844,382	—	123,917,379
Derivatives(d)
Assets
Future Contracts	27,769	—	—	27,769
Liabilities
Future Contracts	(59,638)	—	—	(59,638)
Total	$119,041,128	$4,844,382	$—	$123,885,510

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio of Investments – Columbia LifeGoal Income Portfolio

September 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 4.9%
DIVIDEND INCOME 3.9%
Columbia Dividend Income Fund(a)	81,373	$991,118
U.S. LARGE CAP 1.0%
Columbia Dividend Opportunity Fund(a)	34,149	247,238
Total Equity Funds (Cost: $1,235,594)		$1,238,356
Fixed-Income Funds 74.5%
EMERGING MARKETS 3.9%
Columbia Emerging Markets Bond Fund(a)(b)	91,256	$986,477
INTERNATIONAL 4.4%
Columbia International Bond Fund(a)(b)	100,682	1,121,597
INVESTMENT GRADE 66.2%
Columbia Corporate Income Fund(a)(b)	366,958	3,621,880
Columbia Income Opportunities Fund(a)(b)	278,209	2,528,921
Columbia Limited Duration Credit Fund(a)(b)	284,107	2,792,771
Columbia Short Term Bond Fund(a)(b)	128,354	1,268,140
Columbia U.S. Government Mortgage Fund(a)(b)	529,213	2,921,256
Columbia U.S. Treasury Index Fund(a)(b)	10,699	126,886
Mortgage- and Asset-Backed Portfolio(a)(b)	364,368	3,483,358
Total		16,743,212
Total Fixed-Income Funds (Cost: $18,296,308)		$18,851,286
Alternative Investments 10.9%
Columbia Absolute Return Currency and Income Fund(a)(b)	76,454	$759,953
Columbia Absolute Return Multi-Strategy Fund(a)(b)	76,688	759,980
Columbia Convertible Securities Fund(a)(b)	94,416	1,233,072
Total Alternative Investments (Cost: $2,556,561)		$2,753,005

Issuer	Coupon Rate	Principal Amount	Value
Inflation-Indexed Bonds 4.8%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$69,109	$71,052
07/15/13	1.875%	79,955	83,691
01/15/14	2.000%	97,815	103,837
01/15/15	1.625%	130,150	140,053
01/15/16	2.000%	91,063	101,207
07/15/17	2.625%	70,854	83,491
01/15/19	2.125%	105,227	122,557
01/15/25	2.375%	179,783	222,074
04/15/29	3.875%	137,428	206,775
02/15/40	2.125%	52,263	66,313
Total Inflation-Indexed Bonds (Cost: $1,124,728)			$1,201,050
		Shares	Value
Money Market Funds 5.2%
MONEY MARKET 5.2%

BofA Cash Reserves, Capital Class, 0.070%(c)	1,266,555	$1,266,555
Columbia Short-Term Cash Fund, 0.125%(a)(c)	61,070	61,070
Total		1,327,625
Total Money Market Funds (Cost: $1,327,625)		$1,327,625
Total Investments (Cost: $24,540,816)		$25,371,322
Other Assets and Liabilities		(73,927)
Net Assets		$25,297,395

Notes to Portfolio of Investments

(a)  Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2011.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia LifeGoal Income Portfolio

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Mutual Funds
Investments in Affiliated Funds	$22,842,647	$—	$—	$22,842,647
Affiliated Money Market Fund(c)	61,070	—	—	61,070
Unaffiliated Money Market Fund	1,266,555	—	—	1,266,555
Total Mutual Funds	24,170,272	—	—	24,170,272
Bonds
Inflation-Indexed Bonds	—	1,201,050	—	1,201,050
Total Bonds	—	1,201,050	—	1,201,050
Total	$24,170,272	$1,201,050	$—	$25,371,322

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia LifeGoal Portfolios

September 30, 2011 (Unaudited)

	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Assets
Investments in affiliated funds, at value
Unaffiliated issuers (identified cost $751,226,400, $29,856,660, $5,297,448, $2,391,283)	$702,040,858	$31,139,122	$5,589,460	$2,467,605
Affiliated issuers (identified cost $1, $1,098,857,898, $119,690,360, $22,149,533)	1	1,014,770,350	118,327,919	22,903,717
Total investments (identified cost $751,226,401, $1,128,714,558, $124,987,808, $24,540,816)	702,040,859	1,045,909,472	123,917,379	25,371,322
Cash	—	4,686	—	—
Margin deposits on futures contracts	—	1,609,600	211,300	—
Receivable for:
Capital shares sold	296,266	212,911	48,992	23,043
Investments sold	371,895	1,399,860	124,274	46,340
Dividends from affiliated funds	—	833,319	180,148	43,161
Interest	—	139,089	25,718	6,380
Reclaims	—	44,827	—	—
Expense reimbursement due from Investment Manager	—	—	113	422
Prepaid expense	9,611	10,978	9,763	9,639
Trustees' deferred compensation plan	—	134,347	—	—
Total assets	702,718,631	1,050,299,089	124,517,687	25,500,307
Liabilities
Disbursements in excess of cash	15,347	—	—	—
Payable for:
Investments purchased	—	830,295	179,777	43,060
Capital shares purchased	959,544	1,439,348	160,305	75,806
Variation margin on futures contracts	—	569,575	59,217	—
Investment management fees	—	1,362	262	55
Distribution and service fees	8,076	10,091	1,538	344
Transfer agent fees	117,838	155,955	17,113	7,204
Administration fees	395	584	69	14
Plan administration fees	115	—	—	—
Chief compliance officer expenses	10	124	8	59
Other expenses	160,456	233,985	90,338	76,370
Trustees' deferred compensation plan	—	134,347	—	—
Total liabilities	1,261,781	3,375,666	508,627	202,912
Net assets applicable to outstanding capital stock	$701,456,850	$1,046,923,423	$124,009,060	$25,297,395

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia LifeGoal Portfolios

September 30, 2011 (Unaudited)

	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Represented by
Paid-in capital	$894,944,033	$1,140,987,672	$128,221,855	$25,815,498
Undistributed (excess of distributions over) net investment income	(1,766,530)	107,491	46,343	26,056
Accumulated net realized loss	(142,535,111)	(10,763,994)	(3,156,840)	(1,374,665)
Unrealized appreciation (depreciation) on:
Investments	(49,185,542)	(82,805,086)	(1,070,429)	830,506
Foreign currency translations	—	6,013	—	—
Futures contracts	—	(608,673)	(31,869)	—
Total – representing net assets applicable to outstanding capital stock	$701,456,850	$1,046,923,423	$124,009,060	$25,297,395
Net assets applicable to outstanding shares
Class A	$492,368,558	$620,807,023	$64,450,441	$14,020,903
Class B	$81,945,869	$92,836,247	$16,629,341	$3,649,187
Class C	$80,680,044	$83,439,173	$22,609,589	$5,382,495
Class R	$2,481,924	$3,125,427	$600,175	$—
Class R4	$245,653	$—	$—	$—
Class T	$—	$96,468,536	$—	$—
Class Z	$43,734,802	$150,247,017	$19,719,514	$2,244,810
Shares outstanding
Class A	49,004,940	60,551,824	6,269,184	1,379,254
Class B	8,929,417	9,120,232	1,623,752	359,513
Class C	8,865,732	8,093,047	2,221,734	530,999
Class R	249,232	305,139	58,334	—
Class R4	24,038	—	—	—
Class T	—	9,411,529	—	—
Class Z	4,280,667	14,676,481	1,937,696	220,739
Net asset value per share
Class A(a)	$10.05	$10.25	$10.28	$10.17
Class B	$9.18	$10.18	$10.24	$10.15
Class C	$9.10	$10.31	$10.18	$10.14
Class R	$9.96	$10.24	$10.29	$—
Class R4	$10.22	$—	$—	$—
Class T(a)	$—	$10.25	$—	$—
Class Z	$10.22	$10.24	$10.18	$10.17

(a)  The maximum offering price per share for Class A for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio and Columbia LifeGoal Income Portfolio is $10.66, $10.88, $10.91 and $10.51, respectively. The maximum offering price per share for Class T for Columbia Balanced Growth Portfolio is $10.88. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio, and dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Columbia LifeGoal Income Portfolio.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia LifeGoal Portfolios

Six months ended September 30, 2011 (Unaudited)

	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Net investment income
Income:
Dividends – unaffiliated issuers	$—	$2,340	$243	$332
Dividends – affiliated issuers	3,000,305	9,095,736	1,751,537	434,537
Interest	—	743,232	188,693	53,164
Total income	3,000,305	9,841,308	1,940,473	488,033
Expenses:
Investment management fees	82,684	300,384	64,694	8,777
Distribution fees
Class B	339,520	446,305	80,317	17,269
Class C	315,972	352,427	88,147	20,013
Class R	6,365	6,142	1,452	—
Service fees
Class B	113,173	148,821	26,772	5,756
Class C	105,324	117,622	29,383	6,671
Distribution and service fees – Class A	546,696	778,080	82,592	16,857
Shareholder service fee – Class T	—	134,874	—	—
Transfer agent fees
Class A	395,940	456,775	45,534	12,939
Class B	75,553	78,894	13,448	4,624
Class C	68,560	66,133	16,166	5,152
Class R	2,069	1,840	421	—
Class R4	40	—	—	—
Class T	—	70,079	—	—
Class Z	38,195	110,241	14,365	2,177
Administration fees	60,012	100,147	11,038	176
Plan administration fees
Class R4	227	—	—	—
Compensation of board members	15,939	17,439	15,939	10,077
Pricing and bookkeeping fees	—	—	—	6,196
Custodian fees	7,104	2,301	2,110	6,027
Printing and postage fees	64,570	71,316	15,775	7,092
Registration fees	25,386	25,386	25,386	28,214
Professional fees	35,801	42,849	35,746	28,610
Line of credit interest expense	—	58	188	157
Chief compliance officer expenses	10	11	8	73
Other	4,395	5,425	3,238	1,906
Total expenses	2,303,535	3,333,549	572,719	188,763
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(214,516)	(150,995)	(81,314)	(85,078)
Expense reductions	(2,964)	(32,048)	(286)	—
Total net expenses	2,086,055	3,150,506	491,119	103,685
Net investment income	914,250	6,690,802	1,449,354	384,348
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments – unaffiliated issuers	—	42,664	42,813	22,037
Investments – affiliated issuers	31,547,167	49,367,215	5,571,156	574,364
Capital gain distributions from underlying affiliated funds	1,689,006	3,059,097	242,037	283
Foreign currency transactions	—	(51)	—	—
Futures contracts	—	(747,478)	93,915	17,004
Net realized gain	33,236,173	51,721,447	5,949,921	613,688
Net change in unrealized appreciation (depreciation) on:
Investments	(179,667,459)	(208,887,498)	(13,157,993)	(945,213)
Foreign currency translations	—	6,013	—	—
Futures contracts	—	(608,673)	(31,869)	—
Net change in unrealized depreciation	(179,667,459)	(209,490,158)	(13,189,862)	(945,213)
Net realized and unrealized loss	(146,431,286)	(157,768,711)	(7,239,941)	(331,525)
Net change in net assets resulting from operations	$(145,517,036)	$(151,077,909)	$(5,790,587)	$52,823

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia LifeGoal Portfolios

	Columbia LifeGoal Growth Portfolio		Columbia LifeGoal Balanced Growth Portfolio
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)
Operations
Net investment income	$914,250	$1,712,789	$6,690,802	$8,088,913
Net realized gain	33,236,173	3,920,664	51,721,447	34,013,224
Net change in unrealized appreciation (depreciation)	(179,667,459)	59,201,605	(209,490,158)	35,185,237
Net increase (decrease) in net assets resulting from operations	(145,517,036)	64,835,058	(151,077,909)	77,287,374
Distributions to shareholders from:
Net investment income
Class A	(2,173,609)	(1,169,632)	(4,406,791)	(4,512,130)
Class B	(177,537)	(135,848)	(291,850)	(1,529,833)
Class C	(176,341)	(124,109)	(242,977)	(857,409)
Class R	(8,385)	(6,818)	(15,544)	(31,530)
Class R4	(1,115)	(8)	—	—
Class T	—	—	(667,075)	(6)
Class Z	(247,376)	(398,565)	(1,287,875)	(1,130,790)
Total distributions to shareholders	(2,784,363)	(1,834,980)	(6,912,112)	(8,061,698)
Increase (decrease) in net assets from share transactions	447,134,019	(52,207,149)	629,505,040	(74,373,436)
Total increase (decrease) in net assets	298,832,620	10,792,929	471,515,019	(5,147,760)
Net assets at beginning of period	402,624,230	391,831,301	575,408,404	580,556,164
Net assets at end of period	$701,456,850	$402,624,230	$1,046,923,423	$575,408,404
Undistributed (excess of distributions over) net investment income	$(1,766,530)	$180,416	$107,491	$328,801

(a) Class R4 and Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia LifeGoal Portfolios

	Columbia LifeGoal Income and Growth Portfolio		Columbia LifeGoal Income Portfolio
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Operations
Net investment income	$1,449,354	$3,097,506	$384,348	$752,770
Net realized gain	5,949,921	10,411,760	613,688	1,484,121
Net change in unrealized appreciation (depreciation)	(13,189,862)	518,350	(945,213)	(384,859)
Net increase (decrease) in net assets resulting from operations	(5,790,587)	14,027,616	52,823	1,852,032
Distributions to shareholders from:
Net investment income
Class A	(849,664)	(1,484,710)	(225,236)	(392,912)
Class B	(174,142)	(565,960)	(58,242)	(131,848)
Class C	(211,868)	(411,751)	(69,244)	(110,683)
Class R	(7,291)	(12,309)	—	—
Class Z	(294,220)	(582,134)	(39,849)	(110,974)
Total distributions to shareholders	(1,537,185)	(3,056,864)	(392,571)	(746,417)
Increase (decrease) in net assets from share transactions	(4,569,634)	(20,706,161)	(1,209,486)	(4,776,128)
Total increase (decrease) in net assets	(11,897,406)	(9,735,409)	(1,549,234)	(3,670,513)
Net assets at beginning of period	135,906,466	145,641,875	26,846,629	30,517,142
Net assets at end of period	$124,009,060	$135,906,466	$25,297,395	$26,846,629
Undistributed (excess of distributions over) net investment income	$46,343	$134,174	$26,056	$34,279

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia LifeGoal Portfolios

	Columbia LifeGoal Growth Portfolio
	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a))
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,059,593	35,850,352	2,942,148	32,004,906
Fund merger	33,362,333	402,184,297	—	—
Distributions reinvested	161,872	1,676,782	60,451	628,610
Redemptions	(4,023,629)	(46,287,421)	(3,866,896)	(41,412,779)
Net increase (decrease)	32,560,169	393,424,010	(864,297)	(8,779,263)
Class B shares
Subscriptions	62,420	657,081	68,216	691,508
Fund merger	4,532,209	49,947,366	—	—
Distributions reinvested	10,592	99,350	5,672	55,098
Redemptions	(2,315,865)	(25,048,223)	(3,111,479)	(30,764,657)
Net increase (decrease)	2,289,356	25,655,574	(3,037,591)	(30,018,051)
Class C shares
Subscriptions	674,628	6,972,116	716,653	7,079,074
Fund merger	2,788,845	30,466,023	—	—
Distributions reinvested	11,800	109,743	6,456	65,447
Redemptions	(948,565)	(9,894,603)	(1,636,359)	(15,900,649)
Net increase (decrease)	2,526,708	27,653,279	(913,250)	(8,756,128)
Class R shares
Subscriptions	180,612	2,171,972	59,234	614,043
Distributions reinvested	732	7,452	634	6,814
Redemptions	(52,570)	(613,105)	(94,211)	(1,066,410)
Net increase (decrease)	128,774	1,566,319	(34,343)	(445,553)
Class R4 shares
Subscriptions	265	3,333	204	2,500
Fund merger	23,841	292,223	—	—
Distributions reinvested	101	1,066	—	—
Redemptions	(373)	(4,475)	—	—
Net increase	23,834	292,147	204	2,500
Class Z shares
Subscriptions	460,003	5,498,817	1,269,960	14,082,120
Distributions reinvested	5,507	58,785	8,249	90,214
Redemptions	(592,024)	(7,014,912)	(1,792,037)	(18,382,988)
Net increase (decrease)	(126,514)	(1,457,310)	(513,828)	(4,210,654)
Total net increase (decrease)	37,402,327	447,134,019	(5,363,105)	(52,207,149)

(a) Class R4 shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia LifeGoal Portfolios

	Columbia LifeGoal Balanced Growth Portfolio
	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,799,391	43,232,626	6,541,121	69,860,832
Fund merger	35,995,473	429,174,661	—	—
Distributions reinvested	239,907	2,598,034	215,592	2,209,949
Redemptions	(4,612,220)	(52,279,843)	(5,615,106)	(59,795,287)
Net increase (decrease)	35,422,551	422,725,478	1,141,607	12,275,494
Class B shares
Subscriptions	80,256	897,578	213,510	2,293,757
Fund merger	761,031	9,005,433	—	—
Distributions reinvested	6,180	66,632	72,300	715,651
Redemptions	(3,329,877)	(37,577,104)	(6,505,211)	(68,380,032)
Net increase (decrease)	(2,482,410)	(27,607,461)	(6,219,401)	(65,370,624)
Class C shares
Subscriptions	657,517	7,524,226	966,168	10,322,022
Fund merger	584,952	7,007,012	—	—
Distributions reinvested	9,486	103,252	43,487	447,942
Redemptions	(999,807)	(11,299,324)	(1,674,694)	(17,771,209)
Net increase (decrease)	252,148	3,335,166	(665,039)	(7,001,245)
Class R shares
Subscriptions	188,086	2,125,736	116,201	1,182,795
Distributions reinvested	1,445	15,544	2,990	31,530
Redemptions	(15,165)	(173,911)	(158,727)	(1,747,133)
Net increase (decrease)	174,366	1,967,369	(39,536)	(532,808)
Class T shares
Subscriptions	8,354	93,931	218	2,500
Fund merger	9,782,229	116,583,107	—	—
Distributions reinvested	45,602	493,979	—	—
Redemptions	(424,874)	(4,795,448)	—	—
Net increase	9,411,311	112,375,569	218	2,500
Class Z shares
Subscriptions	910,160	10,394,769	1,292,743	13,769,633
Fund merger	10,650,993	126,822,052	—	—
Distributions reinvested	49,795	538,271	40,312	424,948
Redemptions	(1,832,931)	(21,046,173)	(2,794,570)	(27,941,334)
Net increase (decrease)	9,778,017	116,708,919	(1,461,515)	(13,746,753)
Total net increase (decrease)	52,555,983	629,505,040	(7,243,666)	(74,373,436)

(a) Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia LifeGoal Portfolios

	Columbia LifeGoal Income and Growth Portfolio
	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	991,011	10,739,942	1,770,333	18,308,738
Distributions reinvested	27,942	295,172	70,168	713,359
Redemptions	(609,430)	(6,604,806)	(2,041,585)	(20,875,315)
Net increase (decrease)	409,523	4,430,308	(201,084)	(1,853,218)
Class B shares
Subscriptions	65,163	698,883	102,115	1,035,407
Distributions reinvested	3,218	33,984	25,558	254,142
Redemptions	(858,003)	(9,268,714)	(1,763,643)	(18,113,872)
Net increase (decrease)	(789,622)	(8,535,847)	(1,635,970)	(16,824,323)
Class C shares
Subscriptions	260,413	2,789,268	344,262	3,500,601
Distributions reinvested	8,751	91,530	21,010	211,334
Redemptions	(241,468)	(2,593,456)	(517,115)	(5,270,481)
Net increase (decrease)	27,696	287,342	(151,843)	(1,558,546)
Class R shares
Subscriptions	28,260	307,342	24,212	251,076
Distributions reinvested	679	7,186	1,199	12,309
Redemptions	(9,907)	(108,078)	(41,743)	(439,144)
Net increase (decrease)	19,032	206,450	(16,332)	(175,759)
Class Z shares
Subscriptions	180,388	1,941,586	632,691	6,396,894
Distributions reinvested	11,692	122,449	24,952	254,906
Redemptions	(280,067)	(3,021,922)	(684,476)	(6,946,115)
Net increase (decrease)	(87,987)	(957,887)	(26,833)	(294,315)
Total net increase (decrease)	(421,358)	(4,569,634)	(2,032,062)	(20,706,161)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia LifeGoal Portfolios

	Columbia LifeGoal Income Portfolio
	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	257,340	2,666,440	371,656	3,740,809
Distributions reinvested	10,835	112,197	24,375	243,966
Redemptions	(171,022)	(1,779,175)	(465,982)	(4,705,202)
Net increase (decrease)	97,153	999,462	(69,951)	(720,427)
Class B shares
Subscriptions	13,099	135,107	32,959	327,934
Distributions reinvested	1,384	14,326	6,838	68,016
Redemptions	(164,303)	(1,702,106)	(246,160)	(2,471,808)
Net increase (decrease)	(149,820)	(1,552,673)	(206,363)	(2,075,858)
Class C shares
Subscriptions	91,900	950,354	148,916	1,491,426
Distributions reinvested	3,116	32,174	6,200	61,918
Redemptions	(79,169)	(818,467)	(204,206)	(2,043,283)
Net increase (decrease)	15,847	164,061	(49,090)	(489,939)
Class Z shares
Subscriptions	57,431	597,785	278,353	2,786,284
Distributions reinvested	1,328	13,744	3,017	30,252
Redemptions	(138,350)	(1,431,865)	(432,823)	(4,306,440)
Net increase (decrease)	(79,591)	(820,336)	(151,453)	(1,489,904)
Total net increase (decrease)	(116,411)	(1,209,486)	(476,857)	(4,776,128)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia LifeGoal Growth Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$12.25		$10.33	$6.68	$13.24		$14.69		$13.92
Income from investment operations:
Net investment income	0.03		0.08	0.05	0.06		0.05		0.07
Net realized and unrealized gain (loss)	(2.19)		1.91	3.62	(4.12)		(0.59)		1.38
Total from investment operations	(2.16)		1.99	3.67	(4.06)		(0.54)		1.45
Less distributions to shareholders from:
Net investment income	(0.04)		(0.07)	(0.02)	(0.03)		(0.05)		(0.05)
Net realized gains	—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.04)		(0.07)	(0.02)	(2.50)		(0.91)		(0.68)
Proceeds from regulatory settlement	—		—	0.00 (a)	—		—		—
Net asset value, end of period	$10.05		$12.25	$10.33	$6.68		$13.24		$14.69
Total return	(17.61%)		19.35%	55.04%	(37.62%)		(4.31%)		10.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.52	%(c)	0.51%	0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed(d)	0.45	%(c)(e)	0.51%	0.50%	0.50	%(e)	0.50	%(e)	0.50%
Net investment income	0.53	%(c)(e)	0.72%	0.54%	0.68	%(e)	0.31	%(e)	0.31%
Supplemental data
Net assets, end of period (in thousands)	$492,369		$201,437	$178,769	$116,169		$210,861		$206,715
Portfolio turnover	75%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$11.21		$9.48	$6.17	$12.46		$13.93		$13.28
Income from investment operations:
Net investment income (loss)	(0.02)		0.00 (a)	(0.02)	(0.01)		(0.06)		(0.04)
Net realized and unrealized gain (loss)	(1.99)		1.75	3.34	(3.80)		(0.55)		1.32
Total from investment operations	(2.01)		1.75	3.32	(3.81)		(0.61)		1.28
Less distributions to shareholders from:
Net investment income	(0.02)		(0.02)	(0.01)	(0.01)		—		—
Net realized gains	—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.02)		(0.02)	(0.01)	(2.48)		(0.86)		(0.63)
Proceeds from regulatory settlement	—		—	0.00 (a)	—		—		—
Net asset value, end of period	$9.18		$11.21	$9.48	$6.17		$12.46		$13.93
Total return	(17.94%)		18.46%	53.78%	(37.99%)		(5.08%)		9.90%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.27	%(c)	1.26%	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed(d)	1.20	%(c)(e)	1.26%	1.25%	1.25	%(e)	1.25	%(e)	1.25%
Net investment loss	(0.38	%)(c)(e)	(0.05%)	(0.21%)	(0.09	%)(e)	(0.46	%)(e)	(0.45%)
Supplemental data
Net assets, end of period (in thousands)	$81,946		$74,403	$91,699	$74,197		$150,705		$170,971
Portfolio turnover	75%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$11.11		$9.40		$6.12	$12.38		$13.85		$13.20
Income from investment operations:
Net investment loss	(0.02)		(0.00	)(a)	(0.02)	(0.01)		(0.06)		(0.04)
Net realized and unrealized gain (loss)	(1.97)		1.73		3.31	(3.77)		(0.55)		1.32
Total from investment operations	(1.99)		1.73		3.29	(3.78)		(0.61)		1.28
Less distributions to shareholders from:
Net investment income	(0.02)		(0.02)		(0.01)	(0.01)		—		—
Net realized gains	—		—		—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—		—	(0.01)		—		—
Total distributions to shareholders	(0.02)		(0.02)		(0.01)	(2.48)		(0.86)		(0.63)
Proceeds from regulatory settlement	—		—		0.00 (a)	—		—		—
Net asset value, end of period	$9.10		$11.11		$9.40	$6.12		$12.38		$13.85
Total return	(17.92%)		18.41%		53.73%	(37.99%)		(5.11%)		9.97%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.26	%(c)	1.26%		1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed(d)	1.20	%(c)(e)	1.26%		1.25%	1.25	%(e)	1.25	%(e)	1.25%
Net investment loss	(0.43	%)(c)(e)	(0.04%)		(0.21%)	(0.09	%)(e)	(0.41	%)(e)	(0.43%)
Supplemental data
Net assets, end of period (in thousands)	$80,680		$70,437		$68,150	$50,343		$98,889		$96,558
Portfolio turnover	75%		36%		19%	45%		21%		8%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class R
Per share data
Net asset value, beginning of period	$12.14		$10.25	$6.64	$13.19		$14.67		$13.92
Income from investment operations:
Net investment income	0.00	(a)	0.06	0.03	0.04		0.02		0.14
Net realized and unrealized gain (loss)	(2.15)		1.88	3.60	(4.10)		(0.60)		1.27
Total from investment operations	(2.15)		1.94	3.63	(4.06)		(0.58)		1.41
Less distributions to shareholders from:
Net investment income	(0.03)		(0.05)	(0.02)	(0.02)		(0.04)		(0.03)
Net realized gains	—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.03)		(0.05)	(0.02)	(2.49)		(0.90)		(0.66)
Proceeds from regulatory settlement	—		—	0.00 (a)	—		—		—
Net asset value, end of period	$9.96		$12.14	$10.25	$6.64		$13.19		$14.67
Total return	(17.68%)		18.99%	54.68%	(37.76%)		(4.65%)		10.45%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.76	%(c)	0.76%	0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed(d)	0.70	%(c)(e)	0.76%	0.75%	0.75	%(e)	0.75	%(e)	0.75%
Net investment income	0.01	%(c)(e)	0.54%	0.29%	0.45	%(e)	0.12	%(e)	0.76%
Supplemental data
Net assets, end of period (in thousands)	$2,482		$1,463	$1,586	$831		$1,206		$1,169
Portfolio turnover	75%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Growth Portfolio

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class R4
Per share data
Net asset value, beginning of period	$12.45		$12.27
Income from investment operations:
Net investment income	0.05		0.01
Net realized and unrealized gain (loss)	(2.23)		0.21
Total from investment operations	(2.18)		0.22
Less distributions to shareholders from:
Net investment income	(0.05)		(0.04)
Total distributions to shareholders	(0.05)		(0.04)
Net asset value, end of period	$10.22		$12.45
Total return	(17.55%)		1.77%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.36	%(c)	0.51%
Net expenses after fees waived or expenses reimbursed(d)	0.36	%(c)(e)	0.51	%(e)
Net investment income	0.86	%(c)(e)	0.68	%(e)
Supplemental data
Net assets, end of period (in thousands)	$246		$3
Portfolio turnover	75%		36%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$12.45		$10.49	$6.78	$13.37		$14.80		$14.01
Income from investment operations:
Net investment income	0.03		0.11	0.07	0.09		0.16		0.10
Net realized and unrealized gain (loss)	(2.20)		1.94	3.66	(4.17)		(0.66)		1.40
Total from investment operations	(2.17)		2.05	3.73	(4.08)		(0.50)		1.50
Less distributions to shareholders from:
Net investment income	(0.06)		(0.09)	(0.02)	(0.04)		(0.07)		(0.08)
Net realized gains	—		—	—	(2.46)		(0.86)		(0.63)
Tax return of capital	—		—	—	(0.01)		—		—
Total distributions to shareholders	(0.06)		(0.09)	(0.02)	(2.51)		(0.93)		(0.71)
Proceeds from regulatory settlement	—		—	0.00 (a)	—		—		—
Net asset value, end of period	$10.22		$12.45	$10.49	$6.78		$13.37		$14.80
Total return	(17.47%)		19.64%	55.20%	(37.38%)		(4.02%)		11.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.26	%(c)	0.26%	0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed(d)	0.20	%(c)(e)	0.26%	0.25%	0.25	%(e)	0.25	%(e)	0.25%
Net investment income	0.45	%(c)(e)	0.97%	0.78%	0.90	%(e)	1.07	%(e)	0.55%
Supplemental data
Net assets, end of period (in thousands)	$43,735		$54,882	$51,627	$29,467		$55,202		$252,536
Portfolio turnover	75%		36%	19%	45%		21%		8%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$11.61		$10.23		$7.33	$11.36		$12.38		$11.86
Income from investment operations:
Net investment income	0.08		0.19		0.23	0.22		0.25		0.26
Net realized and unrealized gain (loss)	(1.37)		1.37		2.89	(2.91)		(0.45)		0.88
Total from investment operations	(1.29)		1.56		3.12	(2.69)		(0.20)		1.14
Less distributions to shareholders from:
Net investment income	(0.07)		(0.18)		(0.22)	(0.22)		(0.25)		(0.26)
Net realized gains	—		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.07)		(0.18)		(0.22)	(1.34)		(0.82)		(0.62)
Net asset value, end of period	$10.25		$11.61		$10.23	$7.33		$11.36		$12.38
Total return	(11.12%)		15.48%		42.94%	(26.48%)		(1.99%)		9.95%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.50	%(b)(c)	0.50	%(b)	0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.47	%(b)(c)(e)	0.50	%(b)	0.50%	0.50	%(e)	0.50	%(e)	0.50%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.50	%(c)	0.50%		0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.47	%(c)(e)	0.50%		0.50%	0.50	%(e)	0.50	%(e)	0.50%
Net investment income	1.37	%(c)(e)	1.75%		2.45%	2.44	%(e)	2.05	%(e)	2.17%
Supplemental data
Net assets, end of period (in thousands)	$620,807		$291,758		$245,327	$170,155		$275,576		$266,506
Portfolio turnover	37%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Includes interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Balanced Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$11.53		$10.16		$7.29	$11.30		$12.31		$11.81
Income from investment operations:
Net investment income	0.03		0.10		0.16	0.15		0.16		0.17
Net realized and unrealized gain (loss)	(1.35)		1.37		2.87	(2.89)		(0.44)		0.86
Total from investment operations	(1.32)		1.47		3.03	(2.74)		(0.28)		1.03
Less distributions to shareholders from:
Net investment income	(0.03)		(0.10)		(0.16)	(0.15)		(0.16)		(0.17)
Net realized gains	—		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.03)		(0.10)		(0.16)	(1.27)		(0.73)		(0.53)
Net asset value, end of period	$10.18		$11.53		$10.16	$7.29		$11.30		$12.31
Total return	(11.47%)		14.63%		41.72%	(27.01%)		(2.66%)		9.00%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.25	%(b)(c)	1.25	%(b)	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.23	%(b)(c)(e)	1.25	%(b)	1.25%	1.25	%(e)	1.25	%(e)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.25	%(c)	1.25%		1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.23	%(c)(e)	1.25%		1.25%	1.25	%(e)	1.25	%(e)	1.25%
Net investment income	0.56	%(c)(e)	0.99%		1.70%	1.67	%(e)	1.28	%(e)	1.42%
Supplemental data
Net assets, end of period (in thousands)	$92,836		$133,770		$181,026	$156,679		$282,912		$325,190
Portfolio turnover	37%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Includes interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Balanced Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$11.68		$10.29		$7.38	$11.43		$12.44		$11.92
Income from investment operations:
Net investment income	0.03		0.11		0.16	0.15		0.16		0.17
Net realized and unrealized gain (loss)	(1.37)		1.38		2.91	(2.93)		(0.44)		0.88
Total from investment operations	(1.34)		1.49		3.07	(2.78)		(0.28)		1.05
Less distributions to shareholders from:
Net investment income	(0.03)		(0.10)		(0.16)	(0.15)		(0.16)		(0.17)
Net realized gains	—		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.03)		(0.10)		(0.16)	(1.27)		(0.73)		(0.53)
Net asset value, end of period	$10.31		$11.68		$10.29	$7.38		$11.43		$12.44
Total return	(11.49%)		14.64%		41.76%	(27.05%)		(2.63%)		9.09%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.26	%(b)(c)	1.25	%(b)	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.23	%(b)(c)(e)	1.25	%(b)	1.25%	1.25	%(e)	1.25	%(e)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.26	%(c)	1.25%		1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.23	%(c)(e)	1.25%		1.25%	1.25	%(e)	1.25	%(e)	1.25%
Net investment income	0.58	%(c)(e)	1.00%		1.70%	1.67	%(e)	1.30	%(e)	1.42%
Supplemental data
Net assets, end of period (in thousands)	$83,439		$91,556		$87,496	$64,940		$112,902		$118,747
Portfolio turnover	37%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Includes interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Balanced Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008		2007
Class R
Per share data
Net asset value, beginning of period	$11.60		$10.22		$7.33	$11.36		$12.37		$11.86
Income from investment operations:
Net investment income	0.06		0.16		0.20	0.22		0.21		0.29
Net realized and unrealized gain (loss)	(1.36)		1.38		2.89	(2.94)		(0.43)		0.81
Total from investment operations	(1.30)		1.54		3.09	(2.72)		(0.22)		1.10
Less distributions to shareholders from:
Net investment income	(0.06)		(0.16)		(0.20)	(0.19)		(0.22)		(0.23)
Net realized gains	—		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.06)		(0.16)		(0.20)	(1.31)		(0.79)		(0.59)
Net asset value, end of period	$10.24		$11.60		$10.22	$7.33		$11.36		$12.37
Total return	(11.25%)		15.21%		42.46%	(26.67%)		(2.15%)		9.59%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.76	%(b)(c)	0.75	%(b)	0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.73	%(b)(c)(e)	0.75	%(b)	0.75%	0.75	%(e)	0.75	%(e)	0.75%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.76	%(c)	0.75%		0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.73	%(c)(e)	0.75%		0.75%	0.75	%(e)	0.75	%(e)	0.75%
Net investment income	1.14	%(c)(e)	1.54%		2.16%	2.48	%(e)	1.69	%(e)	2.34%
Supplemental data
Net assets, end of period (in thousands)	$3,125		$1,517		$1,740	$1,666		$1,257		$1,916
Portfolio turnover	37%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Includes interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Balanced Growth Portfolio

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class T
Per share data
Net asset value, beginning of period	$11.61		$11.49
Income from investment operations:
Net investment income	0.07		0.02
Net realized and unrealized gain (loss)	(1.36)		0.13
Total from investment operations	(1.29)		0.15
Less distributions to shareholders from:
Net investment income	(0.07)		(0.03)
Total distributions to shareholders	(0.07)		(0.03)
Net asset value, end of period	$10.25		$11.61
Total return	(11.14%)		1.28%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.55	%(c)(d)	0.55	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.51	%(c)(d)(f)	0.55	%(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.55	%(c)	0.55	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.51	%(c)(f)	0.55	%(c)
Net investment income	1.35	%(c)(f)	2.26	%(c)
Supplemental data
Net assets, end of period (in thousands)	$96,469		$3
Portfolio turnover	37%		68%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Balanced Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011		2010	2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$11.60		$10.21		$7.33	$11.36		$12.35		$11.84
Income from investment operations:
Net investment income	0.09		0.21		0.25	0.25		0.34		0.29
Net realized and unrealized gain (loss)	(1.36)		1.39		2.88	(2.92)		(0.47)		0.87
Total from investment operations	(1.27)		1.60		3.13	(2.67)		(0.13)		1.16
Less distributions to shareholders from:
Net investment income	(0.09)		(0.21)		(0.25)	(0.24)		(0.29)		(0.29)
Net realized gains	—		—		—	(1.12)		(0.57)		(0.36)
Total distributions to shareholders	(0.09)		(0.21)		(0.25)	(1.36)		(0.86)		(0.65)
Net asset value, end of period	$10.24		$11.60		$10.21	$7.33		$11.36		$12.35
Total return	(11.01%)		15.89%		43.01%	(26.28%)		(1.49%)		10.15%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.25	%(b)(c)	0.25	%(b)	0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.22	%(b)(c)(e)	0.25	%(b)	0.25%	0.25	%(e)	0.25	%(e)	0.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.25	%(c)	0.25%		0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.22	%(c)(e)	0.25%		0.25%	0.25	%(e)	0.25	%(e)	0.25%
Net investment income	1.63	%(c)(e)	2.03%		2.69%	2.83	%(e)	2.68	%(e)	2.42%
Supplemental data
Net assets, end of period (in thousands)	$150,247		$56,805		$64,967	$44,020		$46,711		$292,939
Portfolio turnover	37%		68%		27%	47%		18%		18%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Includes interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.89		$10.04	$8.03	$10.40		$11.04		$10.80
Income from investment operations:
Net investment income	0.13		0.26	0.31	0.33		0.36		0.34
Net realized and unrealized gain (loss)	(0.60)		0.85	2.00	(1.97)		(0.30)		0.50
Total from investment operations	(0.47)		1.11	2.31	(1.64)		0.06		0.84
Less distributions to shareholders from:
Net investment income	(0.14)		(0.26)	(0.30)	(0.33)		(0.36)		(0.34)
Net realized gains	—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.14)		(0.26)	(0.30)	(0.73)		(0.70)		(0.60)
Net asset value, end of period	$10.28		$10.89	$10.04	$8.03		$10.40		$11.04
Total return	(4.37%)		11.21%	29.06%	(16.58%)		0.34%		8.07%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.65	%(b)(c)	0.50%	0.50%	0.50	%(c)	0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.53	%(b)(c)(e)	0.50%	0.50%	0.50	%(c)(e)	0.50	%(e)	0.50%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.65	%(b)	0.50%	0.50%	0.50%		0.50%		0.50%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.53	%(b)(e)	0.50%	0.50%	0.50	%(e)	0.50	%(e)	0.50%
Net investment income	2.42	%(b)(e)	2.52%	3.26%	3.59	%(e)	3.29	%(e)	3.15%
Supplemental data
Net assets, end of period (in thousands)	$64,450		$63,807	$60,848	$44,825		$54,370		$50,829
Portfolio turnover	48%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Income and Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.85		$10.00	$8.01	$10.36		$11.00		$10.77
Income from investment operations:
Net investment income	0.09		0.18	0.23	0.26		0.28		0.26
Net realized and unrealized gain (loss)	(0.60)		0.85	1.99	(1.95)		(0.31)		0.49
Total from investment operations	(0.51)		1.03	2.22	(1.69)		(0.03)		0.75
Less distributions to shareholders from:
Net investment income	(0.10)		(0.18)	(0.23)	(0.26)		(0.27)		(0.26)
Net realized gains	—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.10)		(0.18)	(0.23)	(0.66)		(0.61)		(0.52)
Net asset value, end of period	$10.24		$10.85	$10.00	$8.01		$10.36		$11.00
Total return	(4.75%)		10.43%	27.94%	(17.09%)		(0.41%)		7.20%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.39	%(b)(c)	1.25%	1.25%	1.25	%(c)	1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.28	%(b)(c)(e)	1.25%	1.25%	1.25	%(c)(e)	1.25	%(e)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.39	%(b)	1.25%	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.28	%(b)(e)	1.25%	1.25%	1.25	%(e)	1.25	%(e)	1.25%
Net investment income	1.62	%(b)(e)	1.75%	2.51%	2.80	%(e)	2.53	%(e)	2.39%
Supplemental data
Net assets, end of period (in thousands)	$16,629		$26,181	$40,508	$40,270		$66,558		$75,119
Portfolio turnover	48%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Income and Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.78		$9.94	$7.96	$10.30		$10.94		$10.71
Income from investment operations:
Net investment income	0.09		0.18	0.23	0.26		0.28		0.26
Net realized and unrealized gain (loss)	(0.59)		0.84	1.98	(1.94)		(0.31)		0.49
Total from investment operations	(0.50)		1.02	2.21	(1.68)		(0.03)		0.75
Less distributions to shareholders from:
Net investment income	(0.10)		(0.18)	(0.23)	(0.26)		(0.27)		(0.26)
Net realized gains	—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.10)		(0.18)	(0.23)	(0.66)		(0.61)		(0.52)
Net asset value, end of period	$10.18		$10.78	$9.94	$7.96		$10.30		$10.94
Total return	(4.69%)		10.39%	27.99%	(17.09%)		(0.41%)		7.24%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.40	%(b)(c)	1.25%	1.25%	1.25	%(c)	1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.28	%(b)(c)(e)	1.25%	1.25%	1.25	%(c)(e)	1.25	%(e)	1.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.40	%(b)	1.25%	1.25%	1.25%		1.25%		1.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.28	%(b)(e)	1.25%	1.25%	1.25	%(e)	1.25	%(e)	1.25%
Net investment income	1.65	%(b)(e)	1.77%	2.51%	2.81	%(e)	2.55	%(e)	2.41%
Supplemental data
Net assets, end of period (in thousands)	$22,610		$23,651	$23,321	$18,370		$26,501		$24,367
Portfolio turnover	48%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Income and Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class R
Per share data
Net asset value, beginning of period	$10.90		$10.04	$8.04	$10.40		$11.04		$10.80
Income from investment operations:
Net investment income	0.12		0.23	0.28	0.31		0.32		0.36
Net realized and unrealized gain (loss)	(0.61)		0.86	2.00	(1.96)		(0.29)		0.46
Total from investment operations	(0.49)		1.09	2.28	(1.65)		0.03		0.82
Less distributions to shareholders from:
Net investment income	(0.12)		(0.23)	(0.28)	(0.31)		(0.33)		(0.32)
Net realized gains	—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.12)		(0.23)	(0.28)	(0.71)		(0.67)		(0.58)
Net asset value, end of period	$10.29		$10.90	$10.04	$8.04		$10.40		$11.04
Total return	(4.49%)		11.03%	28.58%	(16.69%)		0.09%		7.80%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.91	%(b)(c)	0.75%	0.75%	0.75	%(c)	0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.78	%(b)(c)(e)	0.75%	0.75%	0.75	%(c)(e)	0.75	%(e)	0.75%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.91	%(b)	0.75%	0.75%	0.75%		0.75%		0.75%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.78	%(b)(e)	0.75%	0.75%	0.75	%(e)	0.75	%(e)	0.75%
Net investment income	2.21	%(b)(e)	2.28%	3.00%	3.34	%(e)	2.93	%(e)	3.25%
Supplemental data
Net assets, end of period (in thousands)	$600		$428	$559	$358		$451		$896
Portfolio turnover	48%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Income and Growth Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.78		$9.94	$7.96	$10.30		$10.96		$10.73
Income from investment operations:
Net investment income	0.14		0.28	0.33	0.35		0.42		0.37
Net realized and unrealized gain (loss)	(0.59)		0.84	1.98	(1.93)		(0.36)		0.49
Total from investment operations	(0.45)		1.12	2.31	(1.58)		0.06		0.86
Less distributions to shareholders from:
Net investment income	(0.15)		(0.28)	(0.33)	(0.36)		(0.38)		(0.37)
Net realized gains	—		—	—	(0.40)		(0.34)		(0.26)
Total distributions to shareholders	(0.15)		(0.28)	(0.33)	(0.76)		(0.72)		(0.63)
Net asset value, end of period	$10.18		$10.78	$9.94	$7.96		$10.30		$10.96
Total return	(4.20%)		11.49%	29.25%	(16.23%)		0.40%		8.30%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.40	%(b)(c)	0.25%	0.25%	0.25	%(c)	0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.28	%(b)(c)(e)	0.25%	0.25%	0.25	%(c)(e)	0.25	%(e)	0.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.40	%(b)	0.25%	0.25%	0.25%		0.25%		0.25%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.28	%(b)(e)	0.25%	0.25%	0.25	%(e)	0.25	%(e)	0.25%
Net investment income	2.66	%(b)(e)	2.77%	3.51%	3.98	%(e)	3.78	%(e)	3.42%
Supplemental data
Net assets, end of period (in thousands)	$19,720		$21,839	$20,406	$16,275		$13,598		$68,749
Portfolio turnover	48%		87%	34%	52%		20%		25%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia LifeGoal Income Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.31		$9.90	$8.58	$9.83	$10.22		$9.99
Income from investment operations:
Net investment income	0.17		0.29	0.36	0.38	0.44		0.42
Net realized and unrealized gain (loss)	(0.14)		0.41	1.31	(1.19)	(0.38)		0.25
Total from investment operations	0.03		0.70	1.67	(0.81)	0.06		0.67
Less distributions to shareholders from:
Net investment income	(0.17)		(0.29)	(0.35)	(0.40)	(0.43)		(0.43)
Net realized gains	—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.17)		(0.29)	(0.35)	(0.44)	(0.45)		(0.44)
Net asset value, end of period	$10.17		$10.31	$9.90	$8.58	$9.83		$10.22
Total return	0.31%		7.21%	19.77%	(8.37%)	0.60%		6.91%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20	%(b)(c)	1.24%	1.25%	1.06%	1.14%		1.21%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.54	%(b)(c)	0.67%	0.67%	0.67%	0.67	%(e)	0.67%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20	%(b)	1.24%	1.25%	1.06%	1.14%		1.21%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.54	%(b)	0.67%	0.67%	0.67%	0.67	%(e)	0.67%
Net investment income	3.28	%(b)	2.93%	3.78%	4.40%	4.34	%(e)	4.19%
Supplemental data
Net assets, end of period (in thousands)	$14,021		$13,214	$13,390	$11,281	$13,941		$15,240
Portfolio turnover	53%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Income Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.29		$9.89	$8.56	$9.82	$10.21		$9.98
Income from investment operations:
Net investment income	0.13		0.22	0.28	0.31	0.36		0.35
Net realized and unrealized gain (loss)	(0.14)		0.40	1.33	(1.20)	(0.37)		0.25
Total from investment operations	(0.01)		0.62	1.61	(0.89)	(0.01)		0.60
Less distributions to shareholders from:
Net investment income	(0.13)		(0.22)	(0.28)	(0.33)	(0.36)		(0.36)
Net realized gains	—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.13)		(0.22)	(0.28)	(0.37)	(0.38)		(0.37)
Net asset value, end of period	$10.15		$10.29	$9.89	$8.56	$9.82		$10.21
Total return	(0.07%)		6.31%	19.04%	(9.17%)	(0.15%)		6.13%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.95	%(b)(c)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.29	%(b)(c)	1.42%	1.42%	1.42%	1.42	%(e)	1.42%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.95	%(b)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.29	%(b)	1.42%	1.42%	1.42%	1.42	%(e)	1.42%
Net investment income	2.47	%(b)	2.16%	3.02%	3.66%	3.58	%(e)	3.43%
Supplemental data
Net assets, end of period (in thousands)	$3,649		$5,242	$7,079	$7,467	$8,849		$9,591
Portfolio turnover	53%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Income Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.28		$9.88	$8.55	$9.81	$10.19		$9.97
Income from investment operations:
Net investment income	0.13		0.22	0.28	0.31	0.36		0.35
Net realized and unrealized gain (loss)	(0.14)		0.40	1.33	(1.20)	(0.36)		0.24
Total from investment operations	(0.01)		0.62	1.61	(0.89)	—		0.59
Less distributions to shareholders from:
Net investment income	(0.13)		(0.22)	(0.28)	(0.33)	(0.36)		(0.36)
Net realized gains	—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.13)		(0.22)	(0.28)	(0.37)	(0.38)		(0.37)
Net asset value, end of period	$10.14		$10.28	$9.88	$8.55	$9.81		$10.19
Total return	(0.07%)		6.32%	19.07%	(9.18%)	(0.05%)		6.03%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.96	%(b)(c)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.29	%(b)(c)	1.42%	1.42%	1.42%	1.42	%(e)	1.42%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.96	%(b)	1.99%	2.00%	1.81%	1.89%		1.96%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.29	%(b)	1.42%	1.42%	1.42%	1.42	%(e)	1.42%
Net investment income	2.53	%(b)	2.18%	3.02%	3.70%	3.59	%(e)	3.44%
Supplemental data
Net assets, end of period (in thousands)	$5,382		$5,294	$5,573	$5,104	$4,932		$4,734
Portfolio turnover	53%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia LifeGoal Income Portfolio

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011	2010	2009	2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.31		$9.91	$8.57	$9.83	$10.22		$10.00
Income from investment operations:
Net investment income	0.18		0.32	0.38	0.42	0.46		0.46
Net realized and unrealized gain (loss)	(0.13)		0.40	1.34	(1.21)	(0.37)		0.23
Total from investment operations	0.05		0.72	1.72	(0.79)	0.09		0.69
Less distributions to shareholders from:
Net investment income	(0.19)		(0.32)	(0.38)	(0.43)	(0.46)		(0.46)
Net realized gains	—		—	—	(0.04)	(0.02)		(0.01)
Total distributions to shareholders	(0.19)		(0.32)	(0.38)	(0.47)	(0.48)		(0.47)
Net asset value, end of period	$10.17		$10.31	$9.91	$8.57	$9.83		$10.22
Total return	0.43%		7.37%	20.33%	(8.25%)	0.85%		7.07%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.95	%(b)(c)	0.99%	1.00%	0.81%	0.89%		0.96%
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.29	%(b)(c)	0.42%	0.42%	0.42%	0.42	%(e)	0.42%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.95	%(b)	0.99%	1.00%	0.81%	0.89%		0.96%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.29	%(b)	0.42%	0.42%	0.42%	0.42	%(e)	0.42%
Net investment income	3.51	%(b)	3.20%	4.04%	4.60%	4.57	%(e)	4.50%
Supplemental data
Net assets, end of period (in thousands)	$2,245		$3,096	$4,475	$4,472	$5,813		$3,731
Portfolio turnover	53%		109%	35%	51%	24%		42%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia LifeGoal Portfolios
September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each a Portfolio and collectively, the Portfolios): Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio and Columbia LifeGoal Income Portfolio. Each Portfolio currently operates as a diversified portfolio.

Under normal circumstances, the Portfolios invest most of their assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives. The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios' financial statements.

Fund Shares

The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia LifeGoal Growth Portfolio offers Class A, Class B, Class C, Class R, Class R4 and Class Z shares.

Columbia LifeGoal Balanced Growth Portfolio offers Class A, Class B, Class C, Class R, Class T and Class Z shares.

Columbia LifeGoal Income and Growth Portfolio offers Class A, Class B, Class C, Class R and Class Z shares.

Columbia LifeGoal Income Portfolio offers Class A, Class B, Class C and Class Z shares.

All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% for each Portfolio with the exception of Columbia LifeGoal Income Portfolio. Class A shares of Columbia LifeGoal Income Portfolio are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% (3.00% for Columbia LifeGoal Income Portfolio) based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Portfolios no longer accept investments by new or existing investors in the Portfolios' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Portfolio and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in each Portfolio's prospectus.

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments in the underlying funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Derivative Instruments

Each Portfolio may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Portfolio may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Portfolio to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Portfolio and any counterparty are required to maintain an agreement that requires the Portfolio and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Portfolio and that counterparty exceeds a certain threshold (as defined in the agreement), the Portfolio or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Portfolio or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia LifeGoal Income Portfolio, Columbia LifeGoal Income and Growth Portfolio and Columbia LifeGoal Balanced Growth Portfolio bought futures contracts to manage the duration and yield curve exposure of the Portfolio versus the benchmark, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Portfolio bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Portfolio pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Portfolios including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Portfolio's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

Columbia LifeGoal Balanced Growth Portfolio

Fair Values of Derivative Instruments at September 30,

2011

	Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets—unrealized depreciation on futures contracts	$566,561	*
Interest rate contracts	Net assets—unrealized depreciation on futures contracts	42,112	*
Total		$608,673

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of

Operations for the Six Months Ended September 30,

2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Equity contracts	$(747,478)
Interest rate contracts	—
Total	$(747,478)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Equity contracts	$(566,561)
Interest rate contracts	(42,112)
Total	$(608,673)

Volume of Derivative Instruments for the Six Months

Ended September 30, 2011

Contracts Opened
Futures contracts	309

Columbia LifeGoal Income and Growth Portfolio

Fair Values of Derivative Instruments at September 30,

2011

	Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets—unrealized depreciation on futures contracts	$31,869	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of

Operations for the Six Months Ended September 30,

2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Equity contracts	$(142,914)
Interest rate contracts	236,829
Total	$93,915

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Equity contracts	$—
Interest rate contracts	(31,869)
Total	$(31,869)

Volume of Derivative Instruments for the Six Months

Ended September 30, 2011

Contracts Opened
Futures contracts	106

Columbia LifeGoal Income Portfolio

Fair Values of Derivative Instruments at September 30,

2011

At September 30, 2011, the fund had no outstanding derivatives.

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

Effect of Derivative Instruments in the Statement of

Operations for the Six Months Ended September 30,

2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$17,004

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$—

Volume of Derivative Instruments for the Six Months

Ended September 30, 2011

Contracts Opened
Futures contracts	9

Treasury Inflation Protected Securities

The Portfolios may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statements of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolios and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Portfolio is treated as a separate entity. The Portfolios intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Portfolios intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Portfolios should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Portfolios accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for each Portfolio except Columbia LifeGoal Income Portfolio for which distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trusts' organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its portfolios. In addition, certain of the Portfolios' contracts with their service providers contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolios cannot be determined, and the Portfolios have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), the Investment Manager determines which securities will be purchased, held or sold. Effective May 1, 2011, the management fee is an annual fee that is a blend of (i) 0.00% on assets invested in funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange traded third party advised mutual funds and (iii) 0.40% for Columbia LifeGoal Income Portfolio and 0.55% for all other Portfolios on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment advisory fee, ETF's, derivatives and individual securities.

Prior to May 1, 2011, the management fee for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio was 0.25% of each Portfolio's average daily net assets. Also prior to May 1, 2011, the Investment Manager agreed to bear all fees and expenses of the Portfolios, excluding Columbia LifeGoal Income Portfolio, except investment management fees, taxes, brokerage commissions, costs of borrowing money, distribution and shareholder servicing fees and extraordinary expenses, if any (unified fee structure). Effective May 1, 2011, the unified fee structure was terminated and the Investment Manager no longer bears the fees and expenses of these Portfolios.

Prior to May 1, 2011, the management fee for Columbia Income Portfolio was 0.50% of the Portfolio's average daily net assets. The Investment Manager was entitled to receive an investment management fee based on Columbia LifeGoal Income Portfolio's assets that were invested in individual securities and the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio, each of which is a series of the Trust. Columbia LifeGoal Income Portfolio was not charged an advisory fee on its assets that were invested in other Columbia Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio). Also prior to May 1, 2011, the Investment Manager contractually agreed to waive 0.10% of management fees payable by Columbia LifeGoal Income Portfolio on its assets that are invested in individual securities, the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio.

The annualized effective management fee rates, net of any waivers, based on each Porfolio's average daily net assets for the six months ended September 30, 2011 were as follows:

Columbia LifeGoal Growth Portfolio	0.02%
Columbia LifeGoal Balanced Growth Portfolio	0.06
Columbia LifeGoal Income and Growth Portfolio	0.10
Columbia LifeGoal Income Portfolio	0.07

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Portfolio Administrator. Effective May 1, 2011, the Portfolios pay the Portfolio Administrator an annual fee for administration and accounting services equal to 0.02% of each Portfolio's average daily net assets.

Prior to May 1, 2011, the administration fees for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio were included in the unified fee structure and were paid by the Investment Manager. Prior to May 1, 2011, the administration fees for Columbia LifeGoal Income Portfolio

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

was equal to the annual rate of 0.23% of the Portfolio's average daily net assets less the custody and pricing and bookkeeping fees that were payable by the Portfolio. Also prior to May 1, 2011, the Investment Manager contractually agreed to waive 0.10% of administration fees payable by Columbia LifeGoal Income Portfolio on its assets that are invested in Underlying Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio).

The annualized effective administration fee rates, net of any waivers, based on each Portfolio's average daily net assets for the six months ended September 30, 2011 were as follows:

Columbia LifeGoal Growth Portfolio	0.02%
Columbia LifeGoal Balanced Growth Portfolio	0.02
Columbia LifeGoal Income and Growth Portfolio	0.02
Columbia LifeGoal Income Portfolio	0.04

Pricing and Bookkeeping Fees

Prior to May 16, 2011 for Columbia LifeGoal Growth Portfolio and June 27, 2011 for Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio and Columbia LifeGoal Income Portfolio, the Portfolios had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Portfolios. The Portfolios also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Portfolios. Under the State Street Agreements, the Portfolios paid State Street an annual fee of $26,000 paid monthly, and also reimbursed State Street for certain out-of-pocket expenses and charges. Prior to May 1, 2011, the fees for pricing and bookkeeping for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio were included in the unified fee structure and were paid by the Investment Manager.

Effective May 16, 2011 for Columbia LifeGoal Growth Portfolio and June 27, 2011 for Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio and Columbia LifeGoal Income Portfolio, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Other expenses are for, among other things, certain expenses of the Portfolios or the Board including: Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Portfolio and Board expenses is facilitated by a company providing limited administrative services to each Portfolio and the Board. For the six months ended September 30, 2011, other expenses paid to this company were $501 for each Portfolio.

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of each Portfolio as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Portfolio or certain other funds managed by the Investment Manager. Each Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolios until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. Effective April 1, 2011, the Portfolios' expenses associated with the Chief Compliance Officer are paid directly by Columbia.

Prior to April 1, 2011, Columbia LifeGoal Income Portfolio, along with other affiliated funds, paid its pro-rata share of the expenses for the Chief Compliance Officer. Such fees did not exceed $15,000 per year. Prior to April 1, 2011, the fees for the Chief Compliance Officer for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio were included in the unified fee structure.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Portfolios. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Portfolios for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Portfolios that is a percentage of the average aggregate value of each Portfolio's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

Prior to May 1, 2011, the transfer agent fees for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio were included in the unified fee structure and were paid by the Investment Manager.

For the six months ended September 30, 2011, the Portfolios' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Class A	0.18%	0.15%	0.14%	0.19%
Class B	0.17	0.13	0.13	0.20
Class C	0.16	0.14	0.14	0.19
Class R	0.16	0.15	0.15	—
Class R4	0.04	—	—	—
Class T	—	0.16	—	—
Class Z	0.15	0.15	0.14	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statements of Operations.

For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses as follows:

Columbia LifeGoal Growth Portfolio	$2,964
Columbia LifeGoal Balanced Growth Portfolio	32,048
Columbia LifeGoal Income and Growth Portfolio	280

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, Columbia LifeGoal Growth Portfolio pays an annual fee at a rate of 0.25% of the Portfolio's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Portfolios have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

1940 Act, the Board of Trustees has approved, and the Portfolios have adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Portfolios. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors.

The Plans require the payment of a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of each Portfolio. The Plans also require the payment of a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of each Portfolio and the payment of a monthly distribution fee at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of each Portfolio. The Plans also require the payment of a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio.

Shareholder Services Fees

Columbia LifeGoal Balanced Growth Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Portfolio may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Portfolio's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Portfolio's average daily net assets attributable to Class T shares. The annualized shareholder services fee for the six months ended September 30, 2011 was 0.30% of the Portfolio's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Portfolio's shares for the six months ended September 30, 2011, were as follows:

Portfolio	Class A	Class B	Class C
Columbia LifeGoal Growth Portfolio	$574,864	$33,611	$4,409
Columbia LifeGoal Balanced Growth Portfolio	750,862	31,729	3,695
Columbia LifeGoal Income and Growth Portfolio	118,501	8,446	1,038
Columbia LifeGoal Income Portfolio	8,007	639	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Portfolios), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Portfolios' net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Portfolios' custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Class A	0.45%	0.51%	0.51%	0.51%
Class B	1.20	1.26	1.26	1.26
Class C	1.20	1.26	1.26	1.2

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Class R	0.70	0.76	0.76	N/A
Class R4	0.39	N/A	N/A	N/A
Class T	N/A	0.56	N/A	N/A
Class Z	0.20	0.26	0.26	0.26

Prior to May 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses of Columbia LifeGoal Income Portfolio (excluding certain fees and expenses described below), so that the Portfolio's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Portfolio's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.67%
Class B	1.42
Class C	1.42
Class Z	0.42

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Portfolios, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Portfolios' Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Portfolios only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Portfolios' shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Portfolio's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At September 30, 2011, the approximate cost of investments for federal income tax purposes, the approximate unrealized appreciation and depreciation based on that cost were:

	Cost of Investment	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia LifeGoal Growth Portfolio	$751,226,000	$6,261,000	$(55,446,000)	$(49,185,000)
Columbia LifeGoal Balanced Growth Portfolio	1,128,714,000	4,769,000	(87,574,000)	(82,805,000)
Columbia LifeGoal Income and Growth Portfolio	124,988,000	2,269,000	(3,340,000)	(1,071,000)
Columbia LifeGoal Income Portfolio	24,541,000	979,000	(149,000)	830,000

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

The following capital loss carryforward, determined as of March 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2017	2018	2019	Total
Columbia LifeGoal Growth Portfolio	$40,958,553	$32,807,517	$1,731,444	$75,497,514
Columbia LifeGoal Balanced Growth Portfolio	3,179,917	48,686,674	—	51,866,591
Columbia LifeGoal Income and Growth Portfolio	—	5,895,816	—	5,895,816
Columbia LifeGoal Income Portfolio	197,204	666,391	—	863,595

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Portfolios has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the year ended September 30, 2011, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for each fund aggregated to:

	U.S Government Securities		Other Investment Securities
Portfolios	Purchases	Proceeds	Purchases	Proceeds
Columbia LifeGoal Growth Portfolio	$—	$—	$473,403,926	$509,795,561
Columbia LifeGoal Balanced Growth Portfolio	15,586,792	361,894	399,031,321	481,755,582
Columbia LifeGoal Income and Growth Portfolio	1,311,202	869,822	63,327,753	71,081,715
Columbia LifeGoal Income Portfolio	149,738	428,262	13,799,190	15,112,963

Note 6. Investments in Underlying Affiliated Funds Over 5%

The funds do not invest in the underlying funds for the purpose of exercising management or control. At September 30, 2011, each Fund held the following positions, which exceeded 5% of the underlying funds shares outstanding;

Columbia LifeGoal Growth Portfolio

Underlying fund	Percent of shares held
Columbia Asia Pacific ex-Japan Fund	32.40%
Columbia Emerging Markets Fund	10.23
Columbia Large Value Quantitative Fund	9.47
Columbia Convertible Securities Fund	5.91
Columbia Absolute Return
Enhanced Mulit-Strategy Fund	5.90

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

Columbia LifeGoal Balanced Growth Portfolio

Underlying fund	Percent of shares held
Columbia Overseas Value Fund	71.38%
Mortgage-and Asset-Backed Portfolio	43.44
Columbia International Bond Fund	31.27
Columbia Absolute Return Multi-Strategy Fund	22.84
Columbia Absolute Return Currency and Income Fund	18.14
Columbia European Equity Fund	17.60
Columbia Asia Pacific ex-Japan Fund	9.58
Columbia Corporate Income Fund	8.60
Columbia Greater China Fund	7.48
Columbia Emerging Markets Fund	7.25
Columbia Emerging Markets Bond Fund	5.30
Columbia Large Value Quantitative	5.18
Columbia U.S. Government Mortgage Fund	5.01

Columbia LifeGoal Income & Growth Portfolio

Underlying fund	Percent of shares held
Mortgage-and Asset-Backed Portfolio	10.31%
Columbia International Bond Fund	7.11

Note 7. Shareholder Concentration

At September 30, 2011 certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Portfolios. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

	Number of Shareholders	Percentage of Shares Outstanding Held
Columbia LifeGoal Growth Portfolio	1	28.8%
Columbia LifeGoal Balanced Growth Portfolio	1	42.7
	Number of Shareholders	Percentage of Shares Outstanding Held
Columbia LifeGoal Income and Growth Portfolio	1	59.1
Columbia LifeGoal Income Portfolio	2	64.2

Note 8. Line of Credit

Each Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Portfolios may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011 for Columbia LifeGoal Growth Portfolio and June 27, 2011 for Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio and Columbia LifeGoal Income Portfolio, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Portfolios and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio and Columbia LifeGoal Income Portfolio and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each Portfolio based on

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. Each Portfolio also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

LifeGoal Growth Portfolio had no borrowings during the six months ended September 30, 2011.

For the six months ended September 30, 2011, the average daily loan balance outstanding for each Portfolio on days when borrowing existed was as follows:

Portfolio	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Columbia LifeGoal Balanced Growth Portfolio	1,500,000	1.38%
Columbia LifeGoal Income and Growth Portfolio	4,900,000	1.38%
Columbia LifeGoal Income Portfolio	4,100,000	1.38%

Note 9. Fund Merger

At the close of business on June 3, 2011, Columbia LifeGoal Growth Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Total Equity Fund a series of RiverSource Market Advantage Series, Inc.. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia LifeGoal Growth Portfolio immediately before the acquisition were $389,808,690 and the combined net assets immediately after the acquisition were $872,698,599.

The merger was accomplished by a tax-free exchange of 46,780,747 shares of Columbia Portfolio Builder Total Equity Fund valued at $482,889,909 (including $48,740,099 of unrealized appreciation).

In exchange for Columbia Portfolio Builder Total Equity Fund shares, Columbia LifeGoal Growth Portfolio issued the following number of shares:

Shares
Class A	33,362,333
Class B	4,532,209
Class C	2,788,845
Class R4	23,841

For financial reporting purposes, net assets received and shares issued by Columbia LifeGoal Growth Portfolio were recorded at fair value; however, Columbia Portfolio Builder Total Equity Fund's cost of investments was carried forward to align ongoing reporting of Columbia LifeGoal Growth Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia LifeGoal Growth Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Portfolio Builder Total Equity Fund that have been included in the combined Portfolio's Statement of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2011, Columbia LifeGoal Growth Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the six months ended September 30, 2011 would have been approximately $0.9 million, $32.7 milllion, $(183.3) million, and $(149.7) million, respectively.

At the close of business on April 29, 2011, Columbia LifeGoal Balanced Growth Portfolio acquired the assets and assumed the identified liabilities of Columbia Asset Allocation Fund, a series of Columbia Funds Series Trust I, Columbia Asset Allocation Fund II, a series of Columbia Funds Series Trust, and Columbia Liberty Fund, a series of Columbia Funds Series Trust I. The mergers were completed after shareholders of the acquired funds approved the plan on February 15, 2011.

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

The aggregate net assets of Columbia LifeGoal Balanced Growth Portfolio immediately before the acquisitions were $583,478,641 and the combined net assets immediately after the acquisitions were $1,272,070,906.

The acquisitions were accomplished by a tax-free exchange of 15,288,797 shares of Columbia Asset Allocation Fund valued at $229,967,429 (including unrealized appreciation of $14,938,823); 4,579,184 shares of Columbia Asset Allocation Fund II valued at $99,286,174 (including unrealized appreciation of $3,692,061) and 42,804,120 shares of Columbia Liberty Fund valued at $359,338,662 (including unrealized appreciation of $17,249,085).

In exchange for shares of Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, and Columbia Liberty Fund, Columbia LifeGoal Balanced Growth Portfolio issued the following number of shares:

	Columbia Asset Allocation Fund	Columbia Asset Allocation Fund II	Columbia Liberty Fund
Class A	877,276	5,870,179	29,248,018
Class B	215,821	85,458	459,752
Class C	165,196	80,144	339,612
Class T	9,782,229	—	—
Class Z	8,263,848	2,295,741	91,404

For financial reporting purposes, net assets received and shares issued by Columbia LifeGoal Balanced Growth Portfolio were recorded at fair value; however, Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, and Columbia Liberty Fund's cost of investments were carried forward to align ongoing reporting of Columbia LifeGoal Balanced Growth Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia LifeGoal Balanced Growth Portfolio for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, and Columbia Liberty Fund that have been included in the combined Fund's Statement of Operations since the mergers were completed.

Assuming the mergers had been completed on April 1, 2011, Columbia LifeGoal Balanced Growth Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the six months ended September 30, 2011 would have been approximately $7.5 million, $61.3 million, $(202.0) million, and $(133.2) million, respectively.

Note 10. Significant Risks

Allocation Risk

Each Portfolio uses an asset allocation strategy in pursuing its investment objective. There is a risk that a Portfolio's allocation among asset classes or investments will cause the Portfolio to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Portfolios invest could be adversely affected if other entities

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Portfolios, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Portfolios. In addition, the Investment Manager has the authority to change the Underlying Funds in which the Portfolios invest or to change the percentage of each Portfolio's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Investment Manager, such fees could result in the Investment Manager having a potential conflict of interest in selecting the Underlying Funds in which the Portfolios invest or in determining the percentage of the Portfolios' investments allocated to each Underlying Fund.

Small and Mid-sized Company Risk

Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited

Columbia LifeGoal Portfolios, September 30, 2011 (Unaudited)

discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/ admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia LifeGoal Portfolios.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia LifeGoal® Portfolios

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1060 C (11/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 23, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 23, 2011